UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 28, 2017
Schwab International Equity ETFs

Schwab International
Equity ETF™
Schwab International Small-Cap
Equity ETF™
Schwab Emerging Markets
Equity ETF™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S& P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 28, 2017
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	4.72%
NAV Return[1]	5.08%
FTSE Developed ex US Index (Net)*	5.19%
ETF Category: Morningstar Foreign Large Blend[2]	3.79%
Performance Details	pages 7-8

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	3.63%
NAV Return[1]	4.18%
FTSE Developed Small Cap ex US Liquid Index (Net)*	4.19%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	5.18%
Performance Details	pages 9-10

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	5.93%
NAV Return[1]	5.89%
FTSE Emerging Index (Net)*	6.03%
ETF Category: Morningstar Diversified Emerging Markets[2]	4.07%
Performance Details	pages 11-12
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
We hope you are off to a healthy and productive start to the year. At Charles Schwab Investment Management, we have been quite busy over the past six months since our last communication, continuing to pursue more ways to help investors achieve their financial goals. Below I’ll share some exciting news regarding some of the changes we’ve made to bring down the costs of our index products. But first, let’s discuss the market environment that set the tone for the performance of the Schwab International Equity ETFs (the funds) during the six-month reporting period ended February 28, 2017.
The past six months were marked by steady appreciation across most equity classes. U.S. stocks enjoyed the strongest gains, as stock prices rose in anticipation of reflationary policies expected to be enacted by the Trump administration, including tax reform and fewer federal regulations. These expectations also fueled strength in the U.S. dollar, which undercut the returns of international assets denominated in local currencies. But overall, international stocks, and particularly those in emerging market countries, have benefited in recent months from generally rising demand for goods and services and stabilizing commodity prices. Against this backdrop, all three

Asset Class Performance Comparison % returns during the six months ended 2/28/2017

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
From the President (continued)

“ Rather than trying to predict the market’s every move, we believe investors are better off focusing on what they can control: how much they pay to invest.”
funds generated positive performance in line with their underlying indexes over the six-month period, led by the Schwab Emerging Markets Equity ETF which returned 5.9%1.
Though international equities lagged behind their U.S. counterparts over the preceding six months, global economic growth began showing signs of strength and returns on many international investments rose in response. While this momentum could continue in the coming months, political uncertainty in Europe and a stronger U.S. dollar could also pose challenges for some overseas investments. But while the exact path of the markets is uncertain, we do know that investors who simply stay in the market, instead of attempting to time the market, are generally more likely to take advantage of some of the best periods of higher returns.
Rather than trying to predict the market’s every move, we believe investors are better off focusing on what they can control: how much they pay to invest. Costs matter to investors, particularly when it comes to passive investments, such as index ETFs, that they plan to hold for the long haul. Over the last few years, we have taken steps to dramatically reduce costs and complexity for our clients. Just this past October, we reduced expenses on five of our ETFs—including the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF—to new lows. Then, in February, we announced plans to lower the expense ratios on several more of our market cap index products and on our Fundamental Index® ETFs. Those expense reductions went into effect on March 1, 2017, giving us among the lowest-cost market cap index mutual funds and ETFs available in the industry. To learn more about these changes, please visit www.csimfunds.com/lowercosts.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the funds, please continue reading this report. In addition, you can find further details about the funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
[1]	Return shown is the fund’s market price return, which is based on the market price per share of the fund. For the definition of market price return, please refer to the glossary.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment

Over the six-month reporting period ended February 28, 2017, most international equity markets generated positive returns amid a strengthening global economy and tempered market volatility. Accommodative monetary policies appeared to be working in both Europe and Asia, though the relationship between the United Kingdom (U.K.) and the rest of Europe remained uncertain in wake of the U.K.’s June 2016 decision to leave the European Union (Brexit). Meanwhile, the U.S. dollar continued its general upward trajectory, appreciating against many major currencies over the reporting period. In this environment, the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned 4.90%, while the MSCI Emerging Markets Index (Net) returned 5.51%. In the U.S., the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 10.01% for the reporting period.
During the reporting period, central bank policies continued to influence markets across the globe. Citing a strengthening labor market and rising inflation, the Federal Reserve (Fed) increased the federal funds rate by 25 basis points in December 2016 to a target range of 0.50% to 0.75%, with forecasts for several additional hikes in 2017. U.S. stocks, financial shares in particular, moved higher after the Fed’s announcement, as did the U.S. dollar, hitting highs against several major currencies the following day. (After the end of the reporting period, the Fed raised short-term interest rates for the first time in 2017 at its March meeting.) Outside the U.S., many countries faced weak economic growth and inflation below targeted levels early in the reporting period. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. The European Central Bank announced it would loosen the restrictions on the types of bonds it can purchase, as well as plans to extend the bond purchase plan until at least December 2017. In Asia, the Bank of Japan maintained negative interest rates, and also introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Stock markets in Europe and Japan rallied toward the end of the reporting period, suggesting that these central bank policies were working. Meanwhile, the People’s Bank of China (PBOC) cut its reserve requirement ratio and increased its lending facilities early in the reporting period, which supported positive trends in several economic measurements. However, this also led to credit expanding at twice the rate of economic growth, prompting the PBOC to take steps to address this imbalance and reduce long-term financial risk. As a result, the PBOC tightened its monetary policy stance and raised several key interest rates in early 2017.
Global economic growth steadied during the reporting period, due in part to stimulative central bank policies, alleviating some investor concerns and supporting many international stocks. The U.K. economy performed better than expected in the months following Brexit as a feasible exit plan materialized, and the entire eurozone bloc had exited deflation by the end of January 2017. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years. Emerging markets faced several headwinds over the six-month reporting period, though showed signs of stability throughout. Early in the reporting period, changing expectations for a potential Fed short-term interest rate increase added to increased volatility in the foreign-exchange market, while concerns increased surrounding potential changes in U.S. policies related to both immigration and trade after the U.S. presidential election. However, despite these headwinds, many emerging market stocks performed well over the reporting period. Rising oil and commodity prices and generally improving fundamentals, including larger foreign exchange reserves and structural reforms, helped to stabilize many emerging market economies. In general, the U.S. dollar strengthened against many international developed and emerging market currencies through the end of 2016, most notably against the British pound. However, the U.S. dollar weakened slightly in the first two months of 2017, providing support to some overseas markets.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Management

Agnes Hong, CFA, Vice President and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	4.72%	17.46%	4.73%	4.71%
NAV Return[2]	5.08%	17.30%	4.79%	4.74%
FTSE Developed ex US Index (Net)[3]	5.19%	17.32%	4.77%	4.81%
ETF Category: Morningstar Foreign Large Blend[4]	3.79%	15.08%	4.38%	4.49%
Fund Expense Ratio[5]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.06%. For more information, see financial note 4 or refer to the prospectus supplement dated March 1, 2017.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	1,248
Weighted Average Market Cap (millions)	$53,057
Price/Earnings Ratio (P/E)	17.8
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1,2]	4%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	3.63%	16.58%	5.43%	5.58%
NAV Return[2]	4.18%	16.17%	5.53%	5.61%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	4.19%	16.13%	5.52%	5.74%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	5.18%	17.26%	6.92%	6.50%
Fund Expense Ratio[5]: 0.16%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.12%. For more information, see financial note 4 or refer to the prospectus supplement dated March 1, 2017.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	1,821
Weighted Average Market Cap (millions)	$2,154
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[1,2]	6%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	5.93%	30.01%	-0.14%	1.28%
NAV Return[2]	5.89%	30.18%	-0.20%	1.27%
FTSE Emerging Index (Net)[3]	6.03%	30.70%	-0.02%	1.56%
ETF Category: Morningstar Diversified Emerging Markets[4]	4.07%	25.50%	0.20%	0.96%
Fund Expense Ratio[5]: 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	822
Weighted Average Market Cap (millions)	$49,908
Price/Earnings Ratio (P/E)	14.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1,2]	5%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2016 and held through February 28, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/16	Ending Account Value (Net of Expenses) at 2/28/17	Expenses Paid During Period 9/1/16-2/28/17[2]
Schwab International Equity ETF
Actual Return	0.07%	$1,000.00	$1,050.80	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35
Schwab International Small-Cap Equity ETF
Actual Return	0.16%	$1,000.00	$1,041.80	$0.81
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.01	$0.80
Schwab Emerging Markets Equity ETF
Actual Return	0.13%	$1,000.00	$1,058.90	$0.66
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective March 1, 2017, the advisory fee of the Schwab International Equity ETF, and Schwab International Small-Cap Equity ETF were reduced to 0.06% and 0.12%, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during period under the actual return and hypothetical 5% return example would have been the following; For Schwab International Equity ETF, $0.31 and $0.30, respectively, and for Schwab International Small-Cap Equity ETF, $0.61 and $0.60, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
13
Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$28.32	$28.55	$32.37	$28.32	$24.96	$25.99
Income (loss) from investment operations:
Net investment income (loss)	0.27 [1]	0.84 [1]	0.87 [1]	0.88	0.66	0.76
Net realized and unrealized gains (losses)	1.13	(0.45)	(3.85)	3.87	3.42	(1.04)
Total from investment operations	1.40	0.39	(2.98)	4.75	4.08	(0.28)
Less distributions:
Distributions from net investment income	(0.71)	(0.62)	(0.84)	(0.70)	(0.72)	(0.75)
Net asset value at end of period	$29.01	$28.32	$28.55	$32.37	$28.32	$24.96
Total return	5.08% [2]	1.47%	(9.27%)	16.90%	16.55%	(0.75%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3],[4]	0.08%	0.08%	0.09% [5]	0.09%	0.13%
Net investment income (loss)	1.90% [3]	3.06%	2.86%	3.44%	3.03%	3.40%
Portfolio turnover rate[6]	4% [2]	5%	4%	7%	9%	8%
Net assets, end of period (x 1,000)	$7,743,173	$6,168,595	$4,042,603	$2,654,016	$1,464,105	$768,666

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 02/28/17 is a blended ratio. (See financial note 4)
5
Effective April 18, 2014, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/14 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
14
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	7,315,487,513	7,664,297,326
0.6%	Preferred Stock	48,487,184	50,362,298
0.4%	Other Investment Companies	27,240,609	27,240,609
100.0%	Total Investments	7,391,215,306	7,741,900,233
0.0%	Other Assets and Liabilities, Net		1,272,685
100.0%	Net Assets		7,743,172,918

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.0% of net assets

Australia 6.7%
Australia & New Zealand Banking Group Ltd.	1,492,002	0.5	35,446,180
BHP Billiton Ltd.	1,647,022	0.4	31,657,817
Commonwealth Bank of Australia	879,541	0.7	55,667,665
National Australia Bank Ltd.	1,359,303	0.4	33,432,748
Westpac Banking Corp.	1,704,276	0.6	44,158,203
Other Securities		4.1	321,440,205
		6.7	521,802,818

Austria 0.2%
Other Securities		0.2	14,519,718

Belgium 1.1%
Anheuser-Busch InBev S.A.	408,582	0.6	44,826,936
Other Securities		0.5	37,426,018
		1.1	82,252,954

Canada 7.7%
Enbridge, Inc.	790,000	0.4	33,342,897
Royal Bank of Canada	755,863	0.7	55,061,091
Suncor Energy, Inc.	862,780	0.3	26,936,429
The Bank of Nova Scotia	624,738	0.5	36,339,473
The Toronto-Dominion Bank	940,024	0.6	48,589,258
Other Securities		5.2	394,171,609
		7.7	594,440,757

Denmark 1.4%
Novo Nordisk A/S, B Shares	946,936	0.4	33,735,018
Other Securities		1.0	76,275,089
		1.4	110,010,107

Security	Number of Shares	% of Net Assets	Value ($)
Finland 0.9%
Other Securities		0.9	67,301,861

France 8.0%
BNP Paribas S.A.	501,182	0.4	29,359,809
Sanofi	567,510	0.6	49,044,923
Total S.A.	1,103,685	0.7	55,179,090
Other Securities		6.3	486,530,742
		8.0	620,114,564

Germany 7.5%
Allianz SE - Reg'd	233,387	0.5	40,721,107
BASF SE	470,880	0.6	43,981,383
Bayer AG - Reg'd	421,954	0.6	46,540,627
Daimler AG - Reg'd	513,437	0.5	37,448,481
Deutsche Telekom AG - Reg'd	1,626,047	0.4	28,181,027
SAP SE	462,079	0.6	43,183,898
Siemens AG - Reg'd	389,240	0.7	50,790,863
Other Securities		3.6	290,166,147
		7.5	581,013,533

Hong Kong 3.3%
AIA Group Ltd.	6,276,560	0.5	39,660,838
Other Securities		2.8	214,239,454
		3.3	253,900,292

Ireland 0.2%
Other Securities		0.2	12,984,952

Israel 0.5%
Other Securities		0.5	38,612,765

Italy 1.9%
Other Securities		1.9	145,809,180

Japan 22.2%
Honda Motor Co., Ltd.	923,766	0.4	28,806,539
Mitsubishi UFJ Financial Group, Inc.	6,985,748	0.6	46,103,377
SoftBank Group Corp.	442,369	0.4	33,061,533
Sumitomo Mitsui Financial Group, Inc.	666,183	0.3	26,061,429

15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Toyota Motor Corp.	1,412,675	1.0	80,365,343
Other Securities		19.5	1,502,673,855
		22.2	1,717,072,076

Netherlands 2.7%
ING Groep N.V.	1,983,903	0.4	27,436,858
Unilever N.V. CVA	795,852	0.5	37,729,667
Other Securities		1.8	144,868,159
		2.7	210,034,684

New Zealand 0.2%
Other Securities		0.2	17,143,796

Norway 0.5%
Other Securities		0.5	40,927,814

Portugal 0.1%
Other Securities		0.1	9,668,179

Republic of Korea 4.1%
Samsung Electronics Co., Ltd. GDR	106,513	1.2	90,323,024
Other Securities		2.9	226,276,911
		4.1	316,599,935

Singapore 1.2%
Other Securities		1.2	90,985,171

Spain 2.6%
Banco Santander S.A.	7,421,602	0.5	40,645,441
Other Securities		2.1	160,372,450
		2.6	201,017,891

Sweden 2.5%
Other Securities		2.5	191,954,728

Switzerland 7.6%
Nestle S.A. - Reg'd	1,573,755	1.5	116,682,120
Novartis AG - Reg'd	1,204,633	1.2	94,306,483
Roche Holding AG	359,066	1.1	87,736,232
UBS Group AG - Reg'd	1,792,423	0.4	27,688,635
Other Securities		3.4	263,942,744
		7.6	590,356,214

United Kingdom 15.9%
AstraZeneca plc	644,991	0.5	37,273,995
BP plc	9,600,064	0.7	54,182,541
British American Tobacco plc	948,793	0.8	59,978,452
Diageo plc	1,280,849	0.5	36,149,397
GlaxoSmithKline plc	2,466,241	0.7	50,576,968
HSBC Holdings plc	10,264,599	1.1	82,579,184
Lloyds Banking Group plc	32,708,293	0.4	27,950,205
Prudential plc	1,301,324	0.3	26,031,338
Reckitt Benckiser Group plc	320,489	0.4	29,157,480
Royal Dutch Shell plc, A Shares	2,253,920	0.8	58,325,369
Royal Dutch Shell plc, B Shares	1,891,698	0.7	51,164,828
Security	Number of Shares	% of Net Assets	Value ($)
Shire plc	460,179	0.4	27,796,278
Unilever plc	615,017	0.4	29,227,849
Vodafone Group plc	13,597,034	0.4	34,161,786
Other Securities		7.8	631,217,667
		15.9	1,235,773,337
Total Common Stock
(Cost $7,315,487,513)			7,664,297,326

Preferred Stock 0.6% of net assets

Germany 0.4%
Other Securities		0.4	33,998,679

Republic of Korea 0.2%
Other Securities		0.2	14,482,038

Spain 0.0%
Other Securities		0.0	1,881,581
Total Preferred Stock
(Cost $48,487,184)			50,362,298

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.1%
Other Securities		0.1	5,590,708

Securities Lending Collateral 0.3%
Other Securities		0.3	21,649,901
Total Other Investment Companies
(Cost $27,240,609)			27,240,609

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $7,395,797,226 and the unrealized appreciation and depreciation were $675,941,939 and ($329,838,932), respectively, with a net unrealized appreciation of $346,103,007.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,589,476.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/17/17	237	20,684,175	12,226

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$7,664,297,326	$—	$— *	$7,664,297,326
Preferred Stock[1]	50,362,298	—	—	50,362,298
Other Investment Companies[1]	27,240,609	—	—	27,240,609
Total	$7,741,900,233	$—	$—	$7,741,900,233
Other Financial Instruments
Futures Contracts[2]	$12,226	$—	$—	$12,226
*	Level 3 amount shown includes securities determined to have no value at February 28, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.
17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $7,369,565,405) including securities on loan of $20,589,476		$7,720,250,332
Collateral invested for securities on loan, at value (cost $21,649,901)	+	21,649,901
Total investments, at value (cost $7,391,215,306)		7,741,900,233
Deposit with broker for futures contracts		1,016,400
Foreign currency, at value (cost $3,497,285)		3,511,095
Receivables:
Investments sold		8,317,704
Dividends		17,795,877
Foreign tax reclaims		5,522,646
Income from securities on loan	+	78,598
Total assets		7,778,142,553
Liabilities
Collateral held for securities on loan		21,649,901
Payables:
Investments bought		12,880,929
Investment adviser fees		407,995
Variation margin on futures contracts	+	30,810
Total liabilities		34,969,635
Net Assets
Total assets		7,778,142,553
Total liabilities	–	34,969,635
Net assets		$7,743,172,918
Net Assets by Source
Capital received from investors		7,638,602,120
Net investment income not yet distributed		7,501,041
Net realized capital losses		(253,550,766)
Net unrealized capital appreciation		350,620,523

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,743,172,918		266,900,000		$29.01

18
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,365,828)		$65,683,083
Securities on loan, net	+	611,323
Total investment income		66,294,406
Expenses
Investment adviser fees		2,422,009
Professional fees	+	5,966*
Total expenses		2,427,975
Expense reduction by CSIM	–	5,966*
Net expenses	–	2,422,009
Net investment income		63,872,397
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(62,665,777)
Net realized gains on futures contracts		458,138
Net realized losses on foreign currency transactions	+	(1,673,569)
Net realized losses		(63,881,208)
Net change in unrealized appreciation (depreciation) on investments		362,685,922
Net change in unrealized appreciation (depreciation) on futures contracts		(224,295)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	145,269
Net change in unrealized appreciation (depreciation)	+	362,606,896
Net realized and unrealized gains		298,725,688
Increase in net assets resulting from operations		$362,598,085
*	Includes professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$63,872,397	$151,933,365
Net realized losses		(63,881,208)	(111,608,147)
Net change in unrealized appreciation (depreciation)	+	362,606,896	100,225,752
Increase in net assets resulting from operations		362,598,085	140,550,970
Distributions to Shareholders
Distributions from net investment income		($173,425,920)	($105,649,560)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		49,100,000	$1,385,406,145	76,200,000	$2,091,090,613
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		49,100,000	$1,385,406,145	76,200,000	$2,091,090,613
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		217,800,000	$6,168,594,608	141,600,000	$4,042,602,585
Total increase	+	49,100,000	1,574,578,310	76,200,000	2,125,992,023
End of period		266,900,000	$7,743,172,918	217,800,000	$6,168,594,608
Net investment income not yet distributed			$7,501,041		$117,054,564
20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$29.96	$29.46	$33.32	$28.61	$24.94	$27.48
Income (loss) from investment operations:
Net investment income (loss)	0.24 [1]	0.67 [1]	0.73 [1]	0.71	0.76	0.67
Net realized and unrealized gains (losses)	0.98	0.50	(3.84)	4.90	3.72	(2.39)
Total from investment operations	1.22	1.17	(3.11)	5.61	4.48	(1.72)
Less distributions:
Distributions from net investment income	(0.59)	(0.67)	(0.75)	(0.90)	(0.81)	(0.82)
Net asset value at end of period	$30.59	$29.96	$29.46	$33.32	$28.61	$24.94
Total return	4.18% [2]	4.12%	(9.29%)	19.84%	18.23%	(5.91%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.16% [3],[4]	0.17% [5]	0.18% [6]	0.19%	0.21% [7]	0.35%
Net investment income (loss)	1.64% [3]	2.34%	2.40%	2.21%	2.86%	2.65%
Portfolio turnover rate[8]	6% [2]	23%	23%	16%	20%	25%
Net assets, end of period (x 1,000)	$1,058,357	$787,951	$609,773	$403,229	$280,422	$159,610

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 02/28/17 is a blended ratio. (See financial note 4)
5
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Effective March 4, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/15 is a blended ratio.
7
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/13 is a blended ratio.
8
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	986,718,908	1,052,472,751
0.3%	Preferred Stock	2,862,287	2,939,671
2.3%	Other Investment Companies	24,603,138	24,603,138
102.0%	Total Investments	1,014,184,333	1,080,015,560
(2.0%)	Other Assets and Liabilities, Net		(21,658,487)
100.0%	Net Assets		1,058,357,073

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Australia 5.4%
Other Securities		5.4	56,969,272

Austria 1.1%
Other Securities		1.1	11,278,376

Belgium 1.4%
Other Securities		1.4	15,227,106

Canada 17.6%
Algonquin Power & Utilities Corp.	221,530	0.2	2,018,851
AltaGas Ltd.	93,255	0.2	2,182,721
Bombardier, Inc., B Shares *	1,175,961	0.2	2,042,139
CAE, Inc.	167,951	0.2	2,529,822
Canadian Apartment Properties REIT	83,476	0.2	2,026,946
CCL Industries, Inc., Class B	19,886	0.4	4,238,753
Dollarama, Inc.	61,848	0.5	4,776,181
Element Fleet Management Corp.	223,008	0.2	2,369,076
First Quantum Minerals Ltd.	418,417	0.4	4,365,980
Gildan Activewear, Inc.	141,357	0.3	3,591,425
H&R Real Estate Investment Trust	177,318	0.3	3,159,579
Industrial Alliance Insurance & Financial Services, Inc.	64,529	0.3	2,686,008
Keyera Corp.	112,662	0.3	3,326,823
Kinross Gold Corp. *	751,237	0.3	2,654,528
Lundin Mining Corp. *	384,753	0.2	2,321,097
Methanex Corp.	55,022	0.3	2,812,065
Onex Corp.	49,607	0.3	3,500,899
Open Text Corp.	147,953	0.5	4,890,620
PrairieSky Royalty Ltd.	118,743	0.3	2,784,671
Seven Generations Energy Ltd., A Shares *	161,686	0.3	3,004,336
Teck Resources Ltd., Class B	285,252	0.5	5,718,178
Vermilion Energy, Inc.	63,778	0.2	2,432,275
Security	Number of Shares	% of Net Assets	Value ($)
WSP Global, Inc.	60,782	0.2	2,061,021
Other Securities		10.8	114,986,155
		17.6	186,480,149

Denmark 1.5%
Other Securities		1.5	15,420,113

Finland 1.4%
Other Securities		1.4	14,999,194

France 3.1%
Rubis S.C.A.	22,883	0.2	2,151,919
Other Securities		2.9	30,707,162
		3.1	32,859,081

Germany 4.2%
Dialog Semiconductor plc *	43,192	0.2	2,283,087
Freenet AG	67,135	0.2	2,009,225
Rheinmetall AG	26,449	0.2	2,026,911
STADA Arzneimittel AG	38,468	0.2	2,336,069
Other Securities		3.4	35,866,071
		4.2	44,521,363

Hong Kong 2.2%
Other Securities		2.2	23,677,216

Ireland 0.6%
Kingspan Group plc	108,010	0.3	3,328,371
Other Securities		0.3	3,099,437
		0.6	6,427,808

Israel 0.5%
Other Securities		0.5	4,895,982

Italy 3.2%
Banco BPM S.p.A.	888,547	0.2	2,224,464
Other Securities		3.0	31,843,523
		3.2	34,067,987

Japan 19.5%
Mebuki Financial Group, Inc.	606,058	0.3	2,681,313
Other Securities		19.2	204,128,747
		19.5	206,810,060

22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 2.4%
Aalberts Industries N.V.	62,437	0.2	2,160,211
Other Securities		2.2	23,200,934
		2.4	25,361,145

New Zealand 0.9%
Other Securities		0.9	9,425,373

Norway 1.8%
Subsea 7 S.A. *	170,607	0.2	2,419,060
Other Securities		1.6	17,012,628
		1.8	19,431,688

Portugal 0.4%
Other Securities		0.4	4,284,212

Republic of Korea 4.8%
Other Securities		4.8	51,359,228

Singapore 1.7%
Other Securities		1.7	17,548,896

Spain 2.1%
Merlin Properties Socimi S.A.	192,570	0.2	2,192,555
Other Securities		1.9	19,652,182
		2.1	21,844,737

Sweden 4.5%
Castellum AB	163,927	0.2	2,226,040
Elekta AB, B Shares	219,067	0.2	2,085,773
Other Securities		4.1	43,137,341
		4.5	47,449,154

Switzerland 4.1%
BB Biotech AG - Reg'd (a)	33,983	0.2	1,993,610
Georg Fischer AG - Reg'd	2,532	0.2	2,200,915
Logitech International S.A. - Reg'd	89,454	0.2	2,594,876
Temenos Group AG - Reg'd *	34,958	0.3	2,710,558
Other Securities		3.2	34,319,215
		4.1	43,819,174

United Kingdom 15.0%
BBA Aviation plc	630,170	0.2	2,391,760
Hiscox Ltd.	181,755	0.2	2,456,271
Melrose Industries plc	1,108,004	0.3	2,940,292
Phoenix Group Holdings	225,077	0.2	2,151,060
RPC Group plc	251,118	0.3	2,853,045
Spectris plc	71,203	0.2	2,153,102
Spirax-Sarco Engineering plc	40,753	0.2	2,256,223
TP ICAP plc	324,222	0.2	1,972,929
UBM plc	240,546	0.2	2,231,546
Other Securities		13.0	136,909,209
		15.0	158,315,437
Total Common Stock
(Cost $986,718,908)			1,052,472,751
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.3% of net assets

Germany 0.2%
Other Securities		0.2	2,523,142

Sweden 0.1%
Other Securities		0.1	416,529
Total Preferred Stock
(Cost $2,862,287)			2,939,671

Other Investment Companies 2.3% of net assets

United States 2.3%
Money Market Fund 0.0%
Other Securities		0.0	467,117

Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 0.48% (b)		2.3	24,136,021
Total Other Investment Companies
(Cost $24,603,138)			24,603,138

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $1,015,496,578 and the unrealized appreciation and depreciation were $131,678,014 and ($67,159,032) , respectively, with a net unrealized appreciation of $64,518,982.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,737,206.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/17/17	25	2,181,875	(6,927)

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$943,368,320	$—	$— *	$943,368,320
Hong Kong	23,222,880	—	454,336 *	23,677,216
Italy	33,864,784	—	203,203	34,067,987
Republic of Korea	50,884,377	—	474,851	51,359,228
Preferred Stock[1]	2,939,671	—	—	2,939,671
Other Investment Companies[1]	24,603,138	—	—	24,603,138
Total	$1,078,883,170	$—	$1,132,390	$1,080,015,560
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($6,927)	$—	$—	($6,927)
*	Level 3 amount shown includes securities determined to have no value at February 28, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.
24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $990,048,312) including securities on loan of $22,737,206		$1,055,879,539
Collateral invested for securities on loan, at value (cost $24,136,021)	+	24,136,021
Total investments, at value (cost $1,014,184,333)		1,080,015,560
Deposit with broker for futures contracts		210,000
Foreign currency, at value (cost $725,301)		726,906
Receivables:
Dividends		1,269,912
Foreign tax reclaims		334,724
Income from securities on loan	+	66,053
Total assets		1,082,623,155
Liabilities
Collateral held for securities on loan		24,136,021
Payables:
Investment adviser fees		126,811
Variation margin on futures contracts	+	3,250
Total liabilities		24,266,082
Net Assets
Total assets		1,082,623,155
Total liabilities	–	24,266,082
Net assets		$1,058,357,073
Net Assets by Source
Capital received from investors		1,052,454,893
Distributions in excess of net investment income		(4,639,196)
Net realized capital losses		(55,291,160)
Net unrealized capital appreciation		65,832,536

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,058,357,073		34,600,000		$30.59

25
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $752,929)		$7,443,917
Securities on loan, net	+	515,140
Total investment income		7,959,057
Expenses
Investment adviser fees		709,136
Professional fees	+	221*
Total expenses		709,357
Expense reduction by CSIM	–	221*
Net expenses	–	709,136
Net investment income		7,249,921
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(9,481,630)
Net realized gains on in-kind redemptions		6,426,452
Net realized losses on futures contracts		(19,008)
Net realized losses on foreign currency transactions	+	(214,826)
Net realized losses		(3,289,012)
Net change in unrealized appreciation (depreciation) on investments		35,230,853
Net change in unrealized appreciation (depreciation) on futures contracts		(6,927)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	25,295
Net change in unrealized appreciation (depreciation)	+	35,249,221
Net realized and unrealized gains		31,960,209
Increase in net assets resulting from operations		$39,210,130
*	Includes professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
26
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$7,249,921	$15,854,525
Net realized losses		(3,289,012)	(5,889,467)
Net change in unrealized appreciation (depreciation)	+	35,249,221	19,199,793
Increase in net assets resulting from operations		39,210,130	29,164,851
Distributions to Shareholders
Distributions from net investment income		($18,024,160)	($15,625,200)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,100,000	$273,184,070	6,300,000	$184,797,227
Shares redeemed	+	(800,000)	(23,964,433)	(700,000)	(20,158,435)
Net transactions in fund shares		8,300,000	$249,219,637	5,600,000	$164,638,792
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,300,000	$787,951,466	20,700,000	$609,773,023
Total increase	+	8,300,000	270,405,607	5,600,000	178,178,443
End of period		34,600,000	$1,058,357,073	26,300,000	$787,951,466
Distributions in excess of net investment income/ Net investment income not yet distributed			($4,639,196)		$6,135,043
27
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$22.56	$20.83	$27.34	$22.94	$23.65	$26.10
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.58 [1]	0.66 [1]	0.63	0.50	0.63
Net realized and unrealized gains (losses)	1.15	1.64	(6.49)	4.40	(0.65)	(2.51)
Total from investment operations	1.28	2.22	(5.83)	5.03	(0.15)	(1.88)
Less distributions:
Distributions from net investment income	(0.49)	(0.49)	(0.68)	(0.63)	(0.56)	(0.57)
Net asset value at end of period	$23.35	$22.56	$20.83	$27.34	$22.94	$23.65
Total return	5.89% [2]	11.02%	(21.62%)	22.31%	(0.89%)	(7.04%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.13% [3],[4]	0.14%	0.14%	0.14%	0.15%	0.25%
Net investment income (loss)	1.17% [3]	2.85%	2.66%	2.89%	2.63%	2.96%
Portfolio turnover rate[5]	5% [2]	10%	8%	9%	15%	9%
Net assets, end of period (x 1,000)	$2,666,838	$2,009,874	$1,276,740	$1,273,840	$811,915	$515,595

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 02/28/17 is a blended ratio. (See financial note 4)
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.1%	Common Stock	2,419,418,416	2,588,688,968
2.8%	Preferred Stock	69,069,986	73,978,458
0.0%	Rights	—	107,091
0.3%	Other Investment Companies	9,008,404	9,008,404
100.2%	Total Investments	2,497,496,806	2,671,782,921
(0.2%)	Other Assets and Liabilities, Net		(4,945,107)
100.0%	Net Assets		2,666,837,814

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.1% of net assets

Brazil 7.7%
Ambev S.A. ADR	3,521,076	0.8	20,034,923
Itau Unibanco Holding S.A. ADR	2,415,371	1.2	30,892,595
Petroleo Brasileiro S.A. *	2,811,834	0.5	14,425,223
Vale S.A.	1,030,589	0.4	10,839,239
Vale S.A. ADR	1,514,655	0.6	14,919,352
Other Securities		4.2	115,051,128
		7.7	206,162,460

Chile 1.4%
Other Securities		1.4	36,749,090

China 25.8%
Agricultural Bank of China Ltd., H Shares	19,767,382	0.3	9,116,610
Bank of China Ltd., H Shares	55,637,697	1.1	28,168,445
China Construction Bank Corp., H Shares	67,910,677	2.1	55,903,642
China Life Insurance Co., Ltd., H Shares	5,536,605	0.6	16,868,477
China Mobile Ltd.	3,928,105	1.6	43,316,967
China Overseas Land & Investment Ltd.	2,910,254	0.3	8,960,453
China Petroleum & Chemical Corp., H Shares	19,110,436	0.6	14,820,685
CNOOC Ltd.	11,930,894	0.5	14,109,670
Industrial & Commercial Bank of China Ltd., H Shares	53,185,539	1.3	34,874,865
PetroChina Co., Ltd., H Shares	15,818,525	0.5	12,043,553
Ping An Insurance Group Co. of China Ltd., H Shares	3,748,426	0.7	19,991,734
Tencent Holdings Ltd.	4,009,186	4.0	106,912,315
Other Securities		12.2	321,845,112
		25.8	686,932,528

Security	Number of Shares	% of Net Assets	Value ($)
Colombia 0.5%
Other Securities		0.5	12,636,971

Czech Republic 0.2%
Other Securities		0.2	5,805,109

Egypt 0.2%
Other Securities		0.2	4,996,722

Greece 0.4%
Other Securities		0.4	10,505,627

Hungary 0.3%
Other Securities		0.3	9,486,698

India 12.2%
Housing Development Finance Corp., Ltd.	1,167,601	0.9	23,976,345
Infosys Ltd.	1,405,474	0.8	21,326,867
Reliance Industries Ltd.	1,180,958	0.8	21,914,155
Tata Consultancy Services Ltd.	349,790	0.5	12,929,942
Other Securities		9.2	244,274,580
		12.2	324,421,889

Indonesia 2.6%
PT Astra International Tbk	14,694,867	0.3	9,035,536
PT Bank Central Asia Tbk	9,131,743	0.4	10,579,291
PT Telekomunikasi Indonesia (Persero) Tbk	37,400,639	0.4	10,797,275
Other Securities		1.5	40,144,470
		2.6	70,556,572

Malaysia 3.5%
Public Bank Berhad	2,368,854	0.4	10,649,172
Other Securities		3.1	81,751,204
		3.5	92,400,376

Mexico 4.3%
America Movil S.A.B. de C.V., Series L	21,909,064	0.5	13,972,093
Fomento Economico Mexicano S.A.B. de C.V.	1,629,004	0.5	13,185,051

29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Grupo Televisa S.A.B., Series CPO	1,851,255	0.4	9,474,455
Other Securities		2.9	78,510,248
		4.3	115,141,847

Peru 0.3%
Other Securities		0.3	8,363,630

Philippines 1.4%
Other Securities		1.4	38,325,972

Poland 1.5%
Other Securities		1.5	39,294,730

Qatar 0.6%
Other Securities		0.6	15,505,949

Russia 4.6%
Gazprom PAO ADR	4,156,434	0.7	18,539,774
LUKOIL PJSC *	350,106	0.7	18,488,988
NOVATEK OAO *	836,639	0.4	10,795,111
Sberbank of Russia PJSC *	7,525,000	0.8	20,088,560
Other Securities		2.0	53,763,047
		4.6	121,675,480

South Africa 8.8%
MTN Group Ltd.	1,279,644	0.4	11,719,308
Naspers Ltd., N Shares	317,054	1.9	50,846,687
Sasol Ltd.	419,583	0.4	11,965,173
Standard Bank Group Ltd.	895,471	0.4	9,804,312
Steinhoff International Holdings N.V.	2,002,306	0.4	10,689,681
Other Securities		5.3	140,509,594
		8.8	235,534,755

Taiwan 14.7%
Cathay Financial Holding Co., Ltd.	6,043,189	0.4	9,490,581
Chunghwa Telecom Co., Ltd. ADR	281,685	0.3	9,258,986
Formosa Chemicals & Fibre Corp.	3,199,008	0.4	10,120,708
Formosa Plastics Corp.	3,637,560	0.4	10,963,531
Hon Hai Precision Industry Co., Ltd.	11,194,365	1.2	32,610,076
Largan Precision Co., Ltd.	73,256	0.4	10,872,699
Nan Ya Plastics Corp.	4,212,816	0.4	10,229,176
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,498,498	4.1	110,097,732
Other Securities		7.1	187,604,080
		14.7	391,247,569

Thailand 3.7%
PTT PCL NVDR	1,045,100	0.4	11,886,514
The Siam Cement PCL NVDR	628,500	0.3	9,290,971
Other Securities		3.0	77,399,965
		3.7	98,577,450

Turkey 1.3%
Other Securities		1.3	34,176,692

Security	Number of Shares	% of Net Assets	Value ($)
United Arab Emirates 1.1%
Other Securities		1.1	30,190,852
Total Common Stock
(Cost $2,419,418,416)			2,588,688,968

Preferred Stock 2.8% of net assets

Brazil 2.4%
Banco Bradesco S.A.	2,036,240	0.8	21,874,362
Itausa - Investimentos Itau S.A.	2,902,418	0.4	9,366,852
Petroleo Brasileiro S.A. *	3,259,980	0.6	15,906,942
Other Securities		0.6	18,010,066
		2.4	65,158,222

Colombia 0.1%
Other Securities		0.1	2,013,284

Russia 0.3%
Other Securities		0.3	6,806,952
Total Preferred Stock
(Cost $69,069,986)			73,978,458

Rights 0.0% of net assets

Brazil 0.0%
Other Securities		0.0	59,600

Malaysia 0.0%
Other Securities		0.0	47,491
Total Rights
(Cost $—)			107,091

Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.2%
Other Securities		0.2	4,844,444

Securities Lending Collateral 0.1%
Other Securities		0.1	4,163,960
Total Other Investment Companies
(Cost $9,008,404)			9,008,404

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $2,533,319,294 and the unrealized appreciation and depreciation were $295,502,808 and ($157,039,181), respectively, with a net unrealized appreciation of $138,463,627.

30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,878,198.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 2/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI Emerging Markets Index, e-mini, Long, expires 03/17/17	115	5,352,100	42,234

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,573,183,019	$—	$—	$2,573,183,019
Qatar	13,433,631	—	2,072,318	15,505,949
Preferred Stock[1]	73,978,458	—	—	73,978,458
Rights [1]
Brazil [1]	—	—	59,600	59,600
Malaysia [1]	—	—	47,491	47,491
Other Investment Companies[1]	9,008,404	—	—	9,008,404
Total	$2,669,603,512	$—	$2,179,409	$2,671,782,921
Other Financial Instruments
Futures Contracts[2]	$42,234	$—	$—	$42,234
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.
31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $2,493,332,846) including securities on loan of $3,878,198		$2,667,618,961
Collateral invested for securities on loan, at value (cost $4,163,960)	+	4,163,960
Total investments, at value (cost $2,497,496,806)		2,671,782,921
Deposit with broker for futures contracts		360,000
Foreign currency, at value (cost $2,880,251)		2,876,854
Receivables:
Dividends		2,895,266
Fund shares sold		53,597
Foreign tax reclaims		15,715
Income from securities on loan	+	11,493
Total assets		2,677,995,846
Liabilities
Collateral held for securities on loan		4,163,960
Payables:
Investments bought		4,174,450
Investment adviser fees		257,452
Foreign capital gains tax		2,507,425
Variation margin on futures contracts		46,000
Due to custodian	+	8,745
Total liabilities		11,158,032
Net Assets
Total assets		2,677,995,846
Total liabilities	–	11,158,032
Net assets		$2,666,837,814
Net Assets by Source
Capital received from investors		2,725,436,263
Distributions in excess of net investment income		(4,934,751)
Net realized capital losses		(225,530,346)
Net unrealized capital appreciation		171,866,648

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,666,837,814		114,200,000		$23.35

32
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,618,465)		$14,418,380
Securities on loan, net	+	60,197
Total investment income		14,478,577
Expenses
Investment adviser fees		1,463,380
Professional fees	+	6,177*
Total expenses		1,469,557
Expense reduction by CSIM	–	6,177*
Net expenses	–	1,463,380
Net investment income		13,015,197
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(35,511,467)
Net realized gains on futures contracts		7,345
Net realized losses on foreign currency transactions	+	(278,214)
Net realized losses		(35,782,336)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $583,933)		159,675,493
Net change in unrealized appreciation (depreciation) on futures contracts		124,978
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	28,757
Net change in unrealized appreciation (depreciation)	+	159,829,228
Net realized and unrealized gains		124,046,892
Increase in net assets resulting from operations		$137,062,089
*	Includes professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
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See financial notes

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$13,015,197	$44,702,574
Net realized losses		(35,782,336)	(61,534,041)
Net change in unrealized appreciation (depreciation)	+	159,829,228	211,214,059
Increase in net assets resulting from operations		137,062,089	194,382,592
Distributions to Shareholders
Distributions from net investment income		($49,865,640)	($35,546,040)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,100,000	$569,767,571	27,800,000	$574,297,285
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		25,100,000	$569,767,571	27,800,000	$574,297,285
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		89,100,000	$2,009,873,794	61,300,000	$1,276,739,957
Total increase	+	25,100,000	656,964,020	27,800,000	733,133,837
End of period		114,200,000	$2,666,837,814	89,100,000	$2,009,873,794
Distributions in excess of net investment income/ Net investment income not yet distributed			($4,934,751)		$31,915,692
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See financial notes

Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab U.S. TIPS ETF™
Schwab International Small-Cap Equity ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab Emerging Markets Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Broad Market ETF™	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Large-Cap ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. REIT ETF™
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Bonds and notes are valued at the mean of the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 28, 2017 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of February 28, 2017, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2017 are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Effective March 1, 2017, the advisory fees will include interest expenses, which were previously excluded.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2017, if any, are reflected in each fund's Statement of Assets and Liabilities.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs), and European Depositary receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a large percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.07% [1,2]	0.16% [2]	0.13% [1]
[1]	Prior to October 7, 2016, the advisory fees of the Schwab International Equity ETF and Schwab Emerging Markets Equity ETF were 0.08% and 0.14%, respectively.
[2]	Subsequent to the reporting period ended February 28, 2017, and effective March 1, 2017, the advisory fees of the Schwab International Equity ETF and Schwab International Small-Cap ETF were reduced to 0.06% and 0.12%, respectively.
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2017, as applicable:
Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.1%	0.1%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.3%	0.4%	0.3%
Schwab VIT Growth Portfolio	0.4%	0.6%	0.4%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2025 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2030 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2035 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2040 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2045 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2050 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2055 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2060 Index Fund	0.0%*	-%	0.0%*
*	Less than 0.05%
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2017, each fund's total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$23,877,210	($9,508,698)
Schwab International Small-Cap Equity ETF	9,721,707	(427,810)
Schwab Emerging Markets Equity ETF	7,675,191	(4,360,082)
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees for this reporting period, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
The Schwab Emerging Markets Equity ETF has recovered previously withheld foreign taxes from Poland. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amounts of $16,248 and $6,177, respectively, for the periods ended August 31, 2016 and February 28, 2017. Those amounts have been reimbursed to the investment advisor by the fund in the current period. The payment received by Schwab Emerging Markets Equity ETF amounted to $59,058 and is recorded in the Statement of Operations.
As of February 28, 2017, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $98,284 for Schwab International Equity ETF and $2,090 for Schwab International Small-Cap Equity ETF, respectively. There was no balance of professional fees related to foreign withholding tax subject to future reimbursement by the investment adviser for Schwab Emerging Markets Equity ETF.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at February 28, 2017 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2017, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab International Equity ETF	$27,967,413	332
Schwab International Small-Cap Equity ETF	2,709,406	32
Schwab Emerging Markets Equity ETF	5,112,804	114

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2017, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab International Equity ETF	$241,057,693	$255,804,490
Schwab International Small-Cap Equity ETF	66,928,672	57,185,852
Schwab Emerging Markets Equity ETF	428,090,689	103,605,769

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2017 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$1,301,847,102	$—
Schwab International Small-Cap Equity ETF	250,532,233	22,855,447
Schwab Emerging Markets Equity ETF	208,802,716	—
For the period ended February 28, 2017, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2017 are disclosed in the funds' Statements of Operations.
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Financial Notes, unaudited (continued)

11. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration*	180,861,261	50,875,015	164,638,143
Total	$183,207,135	$51,090,560	$165,729,547
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of August 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the funds did not incur any interest or penalties.

12. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on January 18, 2017, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amended and restated investment advisory agreement (the Amended Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF (the Funds) to reflect (i) a reduction to the rate paid by the Trust to CSIM as compensation for CSIM’s services rendered to the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF; and (ii) a change that would make CSIM responsible for the interest expenses resulting from the Funds’ operations. The Board reviewed materials provided by CSIM relating to these changes (including a representation by CSIM that the changes will not result in the nature and level of services provided to the Funds by CSIM) and also took into account the extensive information that the Board reviewed and the conclusions it reached at its May and June 2016 meetings, in connection with its annual consideration and approval of the continuation of the Funds’ investment advisory agreement. Because the Board had conducted a full review of the Funds’ investment advisory agreement in the spring of 2016, and intends to conduct another such review in the spring of 2017, it limited its discussions in January 2017 primarily to the proposed changes to the agreement.
Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the Amended Agreement with respect to the Funds effective March 1, 2017 through June 30, 2017 and concluded that the compensation payable by the Funds to CSIM under the Amended Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Funds and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

51
Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Schwab ETFs™

Schwab ETFs are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2017 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR54790-07
00191460

Semiannual Report  |  February 28, 2017
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap
Growth ETF™
Schwab U.S. Large-Cap
Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend
Equity ETF™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S& P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 28, 2017
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	10.32%
NAV Return[1]	10.26%
Dow Jones U.S. Broad Stock Market Index	10.26%
ETF Category: Morningstar Large Blend[2]	9.46%
Performance Details	pages 7-8

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	10.10%
NAV Return[1]	10.18%
Dow Jones U.S. Large-Cap Total Stock Market Index	10.15%
ETF Category: Morningstar Large Blend[2]	9.46%
Performance Details	pages 9-10

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	9.60%
NAV Return[1]	9.58%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	9.62%
ETF Category: Morningstar Large Growth[2]	7.84%
Performance Details	pages 11-12

Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	10.58%
NAV Return[1]	10.60%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	10.62%
ETF Category: Morningstar Large Value[2]	10.79%
Performance Details	pages 13-14
Total Returns for the 6 Months Ended February 28, 2017
Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	9.69%
NAV Return[1]	9.64%
Dow Jones U.S. Mid-Cap Total Stock Market Index	9.68%
ETF Category: Morningstar Mid-Cap Blend[2]	10.00%
Performance Details	pages 15-16

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	11.26%
NAV Return[1]	11.21%
Dow Jones U.S. Small-Cap Total Stock Market Index	11.21%
ETF Category: Morningstar Small Blend[2]	12.00%
Performance Details	pages 17-18

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	7.14%
NAV Return[1]	7.14%
Dow Jones U.S. Dividend 100TM Index	7.19%
ETF Category: Morningstar Large Value[2]	10.79%
Performance Details	pages 19-20
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
We hope you are off to a healthy and productive start to the year. At Charles Schwab Investment Management, we have been quite busy over the past six months since our last communication, continuing to pursue more ways to help investors achieve their financial goals. Below I’ll share some exciting news regarding some of the changes we’ve made to bring down the costs of our index products. But first, let’s discuss the market environment that set the tone for the performance of the Schwab U.S. Equity ETFs (the funds) during the six-month reporting period ended February 28, 2017.
The past six months were marked by substantial gains across most equity classes. Stock prices rose in anticipation of reflationary policies expected to be enacted by the Trump administration, including tax reform and fewer federal regulations. Small-cap stocks led the way, making the Schwab U.S. Small-Cap ETF our best-performing U.S. equity ETF during the six-month span, returning 11.3%1. Over the reporting period, all seven funds generated gains, in line with their underlying indexes.
The current bull market is now the second-longest in history, and many market watchers are warning that returns may not be as strong in the months and years ahead. It is quite possible, given our current starting point, that

Asset Class Performance Comparison % returns during the six months ended 2/28/2017

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
[1]	Return shown is the fund’s market price return, which is based on the market price per share of the fund. For the definition of market price return, please refer to the glossary.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
From the President (continued)

“ Rather than trying to predict the market’s every move, we believe investors are better off focusing on what they can control: how much they pay to invest.”
equity markets may be hard-pressed to provide returns similar to those over the preceding six-month period. While the exact path of the markets is uncertain, we do know that investors who simply stay in the market, instead of attempting to time the market, are generally more likely to take advantage of some of the best periods of higher returns.
Rather than trying to predict the market’s every move, we believe investors are better off focusing on what they can control: how much they pay to invest. Costs matter to investors, particularly when it comes to passive investments, such as index ETFs, that they plan to hold for the long haul. Over the last few years, we have taken steps to dramatically reduce costs and complexity for our investors. Just this past October, we reduced expenses on five of our ETFs—including the Schwab U.S. Mid-Cap ETF—to new lows. Then, in February, we announced plans to lower the expense ratios on several more of our market cap index products and on our Fundamental Index® ETFs. Those expense reductions went into effect on March 1, 2017, giving us among the lowest-cost market cap index mutual funds and ETFs available in the industry. To learn more about these changes, please visit www.csimfunds.com/lowercosts.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the funds, please continue reading this report. In addition, you can find further details about the funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment

Over the six-month reporting period ended February 28, 2017, U.S. equity markets generated positive returns amid generally improving economic conditions, a post-election rally, and an increase in the federal funds rate. Meanwhile, the U.S. dollar continued its upward trajectory, appreciating against many major currencies over the reporting period. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 10.01% for the reporting period, while the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Russell 2000® Index returned 9.68% and 12.61%, respectively. Outside the U.S., the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned 4.90%, while the MSCI Emerging Markets Index (Net) returned 5.51%.
The U.S. economy generally improved during the six-month reporting period, with strengthening demonstrated in several key measurements. The labor market showed signs of stability, with a slight increase in workers’ wages and nonfarm payroll numbers coming in near or above expectations each month. Though the jobless rate rose in January, it was largely because more individuals became active job seekers, indicating confidence in the potential for new job opportunities. Over the six months, the U.S. housing market remained strong, while steady demand helped U.S. manufacturing activity rise to its highest level since November 2014 toward the end of the reporting period. More upbeat economic news was released in mid-February, with the announcement of an uptick in inflation and better-than-expected U.S. retail sales in the first month of 2017.
Early in the reporting period, the U.S. presidential election contributed to heightened market volatility. Uncertainty regarding changes to existing policies or potential new policies that could come with a new administration in the White House particularly affected the Energy, Financials, and Health Care sectors. After the election results were announced, U.S. equity futures markets fell sharply, but rebounded by the following day. As the reporting continued, however, market volatility tempered and U.S. equity markets generally advanced. With expectations of increased infrastructure spending and tax reform from the Trump administration, this post-election equity rally continued for the remainder of the reporting period. Several U.S. equity indexes reached record highs during the six months, including the first-ever closing above 20,000 for the Dow Jones industrial average in January.
U.S. monetary policy remained fairly accommodative over the reporting period, though the Federal Reserve (Fed) made progress in moving toward a more normalized short-term interest rate environment. After leaving the federal funds rate unchanged at meetings in both September and November, the Fed increased the federal funds rate by 25 basis points in December to a target range of 0.50% to 0.75%, with forecasts for several additional hikes in 2017. The Fed noted a strengthening labor market and rising inflation in its announcement of only the second interest rate increase in 10 years, and voiced optimism about the state of the U.S. economy as a whole. The U.S. dollar rose sharply one day after the Fed’s meeting concluded, and though U.S. stock markets initially fell, most stocks rebounded and continued to rally throughout the remainder of the reporting period. (After the end of the reporting period, the Fed raised short-term interest rates for the first time in 2017 at its March meeting.)
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. The European Central Bank announced a loosening of the restrictions of the types of bonds it can purchase, as well as plans to extend the bond purchase plan until at least December 2017. In Asia, the Bank of Japan maintained negative interest rates, and also introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal.
From a sector perspective, Financials performed well over the six-month reporting period, supported by signs of strength in the U.S. economy and the increase in short-term interest rates by the Fed. Also performing well over the reporting period was the Information Technology sector. Solid earnings growth and rising consumer confidence were large contributors to this sector’s positive performance. The only negative performance for the reporting period came from the Real Estate sector. The rate hike in December, combined with continued movement away from brick-and-mortar stores to online shopping, weighed on the returns of some stocks in this sector.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Management

Agnes Hong, CFA, Vice President and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	10.32%	26.28%	13.82%	14.40%
NAV Return[2]	10.26%	26.17%	13.79%	14.40%
Dow Jones U.S. Broad Stock Market Index	10.26%	26.22%	13.80%	14.42%
ETF Category: Morningstar Large Blend[3]	9.46%	23.36%	12.33%	12.09%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	1,993
Weighted Average Market Cap (millions)	$133,590
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate[1,2]	2%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	10.10%	25.42%	13.80%	14.19%
NAV Return[2]	10.18%	25.40%	13.81%	14.20%
Dow Jones U.S. Large-Cap Total Stock Market Index	10.15%	25.41%	13.86%	14.28%
ETF Category: Morningstar Large Blend[3]	9.46%	23.36%	12.33%	12.09%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	761
Weighted Average Market Cap (millions)	$149,260
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate[1,2]	2%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	9.60%	23.79%	13.91%	13.99%
NAV Return[2]	9.58%	23.77%	13.92%	13.99%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	9.62%	23.85%	14.00%	14.10%
ETF Category: Morningstar Large Growth[3]	7.84%	20.66%	12.07%	11.85%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	411
Weighted Average Market Cap (millions)	$162,079
Price/Earnings Ratio (P/E)	23.2
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate[1,2]	5%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	10.58%	26.77%	13.55%	12.87%
NAV Return[2]	10.60%	26.76%	13.56%	12.88%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	10.62%	26.84%	13.68%	13.03%
ETF Category: Morningstar Large Value[3]	10.79%	26.31%	12.16%	11.32%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	353
Weighted Average Market Cap (millions)	$137,807
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[1,2]	5%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	9.69%	28.00%	13.77%	12.52%
NAV Return[2]	9.64%	28.01%	13.77%	12.51%
Dow Jones U.S. Mid-Cap Total Stock Market Index	9.68%	28.07%	13.81%	12.56%
ETF Category: Morningstar Mid-Cap Blend[3]	10.00%	26.35%	11.97%	9.95%
Fund Expense Ratio[4]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.05%. For more information, see financial note 4 or refer to the prospectus supplement dated March 1, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	507
Weighted Average Market Cap (millions)	$7,256
Price/Earnings Ratio (P/E)	23.0
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[1,2]	16%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	11.26%	33.43%	13.47%	15.63%
NAV Return[2]	11.21%	33.27%	13.47%	15.62%
Dow Jones U.S. Small-Cap Total Stock Market Index	11.21%	33.29%	13.45%	15.67%
ETF Category: Morningstar Small Blend[3]	12.00%	31.53%	11.80%	13.64%
Fund Expense Ratio[4]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.05%. For more information, see financial note 4 or refer to the prospectus supplement dated March 1, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	1,732
Weighted Average Market Cap (millions)	$2,956
Price/Earnings Ratio (P/E)	21.5
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1,2]	9%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	7.14%	21.73%	13.57%	14.72%
NAV Return[2]	7.14%	21.57%	13.57%	14.71%
Dow Jones U.S. Dividend 100 Index	7.19%	21.73%	13.71%	14.86%
ETF Category: Morningstar Large Value[3]	10.79%	26.31%	12.16%	13.71%
Fund Expense Ratio[4]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of 2/28/17

Statistics
Number of Holdings	101
Weighted Average Market Cap (millions)	$156,462
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	4.2
Portfolio Turnover Rate[1,2]	4%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2016 and held through February 28, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/16	Ending Account Value (Net of Expenses) at 2/28/17	Expenses Paid During Period 9/1/16-2/28/17[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,102.60	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,101.80	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.05%	$1,000.00	$1,095.80	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Large-Cap Value ETF
Actual Return	0.05%	$1,000.00	$1,106.00	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Mid-Cap ETF
Actual Return	0.06%	$1,000.00	$1,096.40	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab U.S. Small-Cap ETF
Actual Return	0.06%	$1,000.00	$1,112.10	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab U.S. Dividend Equity ETF
Actual Return	0.07%	$1,000.00	$1,071.40	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective December 29, 2016, the advisory fees of the Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF were each reduced to 0.04%, and effective March 1, 2017, the advisory fees of the Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF were each reduced to 0.05%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during period under the actual return and hypothetical 5% return example would have been the following; Schwab U.S. Large-Cap Growth ETF, $0.21 and $0.20, respectively, Schwab U.S. Large-Cap Value ETF, $0.21 and $0.20, respectively, Schwab U.S. Mid-Cap ETF $0.26 and $0.25, respectively, and for Schwab U.S. Small-Cap ETF, $0.26 and $0.25, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$52.42	$48.02	$48.75	$39.79	$33.84	$29.47
Income (loss) from investment operations:
Net investment income (loss)[1]	0.56	1.03	0.99	0.85	0.80	0.65
Net realized and unrealized gains (losses)	4.78	4.34	(0.79)	8.93	5.92	4.32
Total from investment operations	5.34	5.37	0.20	9.78	6.72	4.97
Less distributions:
Distributions from net investment income	(0.52)	(0.97)	(0.93)	(0.82)	(0.77)	(0.60)
Net asset value at end of period	$57.24	$52.42	$48.02	$48.75	$39.79	$33.84
Total return	10.26% [2]	11.35%	0.33%	24.77%	20.12%	17.07%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03% [4]	0.04%	0.04%	0.04%	0.06%
Net investment income (loss)	2.09% [3]	2.09%	1.98%	1.90%	2.15%	2.06%
Portfolio turnover rate[5]	2% [2]	5%	3%	4%	4%	5%
Net assets, end of period (x 1,000)	$8,414,277	$6,858,980	$4,919,185	$3,654,037	$2,182,671	$1,072,825

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 08/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	6,647,355,253	8,382,862,625
0.0%	Rights	39,531	52,592
0.5%	Other Investment Companies	42,370,809	42,370,809
100.1%	Total Investments	6,689,765,593	8,425,286,026
(0.1%)	Other Assets and Liabilities, Net		(11,009,512)
100.0%	Net Assets		8,414,276,514

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	82,890,466

Banks 7.0%
Bank of America Corp.	3,422,830	1.0	84,475,444
Citigroup, Inc.	967,499	0.7	57,866,115
JPMorgan Chase & Co.	1,214,997	1.3	110,103,028
Wells Fargo & Co.	1,524,295	1.0	88,226,195
Other Securities		3.0	245,349,313
		7.0	586,020,095

Capital Goods 7.6%
3M Co.	204,229	0.5	38,058,074
General Electric Co.	2,988,449	1.1	89,085,665
Honeywell International, Inc.	257,091	0.4	32,007,829
The Boeing Co.	195,740	0.4	35,278,220
Other Securities		5.2	448,573,573
		7.6	643,003,361

Commercial & Professional Services 0.9%
Other Securities		0.9	80,084,940

Consumer Durables & Apparel 1.4%
Other Securities		1.4	116,643,938

Consumer Services 2.1%
McDonald's Corp.	282,420	0.4	36,050,913
Other Securities		1.7	137,790,081
		2.1	173,840,994

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	642,009	1.3	110,053,183
The Charles Schwab Corp. (b)	412,035	0.2	16,650,334
Security	Number of Shares	% of Net Assets	Value ($)
The Goldman Sachs Group, Inc.	125,747	0.4	31,192,801
Other Securities		3.3	275,712,515
		5.2	433,608,833

Energy 6.2%
Chevron Corp.	641,437	0.9	72,161,662
Exxon Mobil Corp.	1,404,628	1.4	114,224,349
Schlumberger Ltd.	469,832	0.4	37,755,700
Other Securities		3.5	295,280,403
		6.2	519,422,114

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	512,410	0.4	36,345,241
Other Securities		1.4	112,440,837
		1.8	148,786,078

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	664,636	0.6	49,794,529
PepsiCo, Inc.	486,106	0.6	53,656,380
Philip Morris International, Inc.	524,166	0.7	57,317,552
The Coca-Cola Co.	1,311,971	0.7	55,050,303
Other Securities		2.2	189,799,410
		4.8	405,618,174

Health Care Equipment & Services 5.2%
Medtronic plc	469,425	0.5	37,981,177
UnitedHealth Group, Inc.	319,900	0.6	52,905,062
Other Securities		4.1	349,500,449
		5.2	440,386,688

Household & Personal Products 1.8%
The Procter & Gamble Co.	907,998	1.0	82,691,378
Other Securities		0.8	67,393,908
		1.8	150,085,286

Insurance 3.0%
Other Securities		3.0	253,576,162

Materials 3.3%
Other Securities		3.3	281,916,829

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.1%
Comcast Corp., Class A	1,607,514	0.7	60,153,174
The Walt Disney Co.	494,898	0.6	54,483,321
Other Securities		1.8	144,893,253
		3.1	259,529,748

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	549,043	0.4	33,952,819
Allergan plc	126,223	0.4	30,901,915
Amgen, Inc.	250,870	0.5	44,286,081
Bristol-Myers Squibb Co.	562,250	0.4	31,885,197
Celgene Corp. *	264,063	0.4	32,614,421
Gilead Sciences, Inc.	446,132	0.4	31,443,383
Johnson & Johnson	923,312	1.3	112,837,960
Merck & Co., Inc.	932,944	0.7	61,453,021
Pfizer, Inc.	2,064,665	0.8	70,446,370
Other Securities		2.8	232,639,953
		8.1	682,461,120

Real Estate 4.1%
Other Securities		4.1	344,060,627

Retailing 4.9%
Amazon.com, Inc. *	133,667	1.3	112,953,962
The Home Depot, Inc.	410,694	0.7	59,513,668
Other Securities		2.9	240,088,640
		4.9	412,556,270

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	1,605,047	0.7	58,102,701
Other Securities		2.4	207,198,940
		3.1	265,301,641

Software & Services 12.0%
Alphabet, Inc., Class A *	100,962	1.0	85,305,823
Alphabet, Inc., Class C *	100,162	1.0	82,454,360
Facebook, Inc., Class A *	793,567	1.3	107,560,071
International Business Machines Corp.	291,575	0.6	52,431,016
MasterCard, Inc., Class A	321,355	0.4	35,496,873
Microsoft Corp.	2,635,630	2.0	168,627,607
Oracle Corp.	1,012,782	0.5	43,134,385
Visa, Inc., Class A	632,227	0.7	55,598,042
Other Securities		4.5	382,229,864
		12.0	1,012,838,041

Technology Hardware & Equipment 5.5%
Apple, Inc.	1,805,928	2.9	247,394,077
Cisco Systems, Inc.	1,682,404	0.7	57,504,569
Other Securities		1.9	157,712,081
		5.5	462,610,727

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.2%
AT&T, Inc.	2,095,675	1.0	87,578,258
Verizon Communications, Inc.	1,380,116	0.8	68,495,157
Other Securities		0.4	25,342,919
		2.2	181,416,334

Transportation 2.1%
Union Pacific Corp.	279,731	0.4	30,194,164
Other Securities		1.7	150,347,443
		2.1	180,541,607

Utilities 3.2%
Other Securities		3.2	265,662,552
Total Common Stock
(Cost $6,647,355,253)			8,382,862,625

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	13,061

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	39,531
Total Rights
(Cost $39,531)			52,592

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
Other Securities		0.1	12,076,066

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)		0.4	30,294,743
Total Other Investment Companies
(Cost $42,370,809)			42,370,809

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $6,692,605,931 and the unrealized appreciation and depreciation were $1,850,786,051 and ($118,105,956), respectively, with a net unrealized appreciation of $1,732,680,095.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,240,640.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	270	31,897,800	466,811

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$7,700,401,505	$—	$—	$7,700,401,505
Pharmaceuticals, Biotechnology & Life Sciences	682,239,509	—	221,611	682,461,120
Rights [1]	—	—	52,592	52,592
Other Investment Companies[1]	42,370,809	—	—	42,370,809
Total	$8,425,011,823	$—	$274,203	$8,425,286,026
Other Financial Instruments
Futures Contracts[2]	$466,811	$—	$—	$466,811
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments in affiliated issuers, at value (cost $11,280,582)		$16,650,334
Investments in unaffiliated issuers, at value (cost $6,648,190,268) including securities on loan of $29,240,640		8,378,340,949
Collateral invested for securities on loan, at value (cost $30,294,743)	+	30,294,743
Total investments, at value (cost $6,689,765,593)		8,425,286,026
Cash		2,551,608
Deposit with broker for futures contracts		1,543,750
Receivables:
Investments sold		9,506,939
Dividends		15,390,555
Income from securities on loan	+	53,318
Total assets		8,454,332,196
Liabilities
Collateral held for securities on loan		30,294,743
Payables:
Investments bought		9,510,337
Investment adviser fees		188,772
Variation margin on futures contracts	+	61,830
Total liabilities		40,055,682
Net Assets
Total assets		8,454,332,196
Total liabilities	–	40,055,682
Net assets		$8,414,276,514
Net Assets by Source
Capital received from investors		6,675,011,391
Net investment income not yet distributed		27,319,314
Net realized capital losses		(24,041,435)
Net unrealized capital appreciation		1,735,987,244

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,414,276,514		147,000,000		$57.24

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$58,890
Dividends received from unaffiliated issuers (net of foreign withholding tax of $3,943)		77,258,153
Securities on loan, net	+	511,240
Total investment income		77,828,283
Expenses
Investment adviser fees		1,102,950
Total expenses	–	1,102,950
Net investment income		76,725,333
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(12,966,966)
Net realized gains on in-kind redemptions on affiliated issuer		94,238
Net realized gains on in-kind redemptions on unaffiliated investments		37,304,644
Net realized gains on futures contracts	+	994,976
Net realized gains		25,426,892
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,305,958
Net change in unrealized appreciation (depreciation) on unaffiliated investments		648,364,012
Net change in unrealized appreciation (depreciation) on futures contracts	+	522,399
Net change in unrealized appreciation (depreciation)	+	652,192,369
Net realized and unrealized gains		677,619,261
Increase in net assets resulting from operations		$754,344,594

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$76,725,333	$119,577,232
Net realized gains		25,426,892	58,473,575
Net change in unrealized appreciation (depreciation)	+	652,192,369	453,187,146
Increase in net assets resulting from operations		754,344,594	631,237,953
Distributions to Shareholders
Distributions from net investment income		($72,030,675)	($111,095,810)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,650,000	$953,679,251	36,150,000	$1,780,463,725
Shares redeemed	+	(1,500,000)	(80,696,288)	(7,750,000)	(360,811,273)
Net transactions in fund shares		16,150,000	$872,982,963	28,400,000	$1,419,652,452
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		130,850,000	$6,858,979,632	102,450,000	$4,919,185,037
Total increase	+	16,150,000	1,555,296,882	28,400,000	1,939,794,595
End of period		147,000,000	$8,414,276,514	130,850,000	$6,858,979,632
Net investment income not yet distributed			$27,319,314		$22,624,656

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$51.75	$47.30	$47.99	$39.06	$33.49	$29.11
Income (loss) from investment operations:
Net investment income (loss)	0.57 [1]	1.03 [1]	1.01 [1]	0.83	0.77	0.64
Net realized and unrealized gains (losses)	4.66	4.41	(0.77)	8.92	5.56	4.35
Total from investment operations	5.23	5.44	0.24	9.75	6.33	4.99
Less distributions:
Distributions from net investment income	(0.54)	(0.99)	(0.93)	(0.82)	(0.76)	(0.61)
Net asset value at end of period	$56.44	$51.75	$47.30	$47.99	$39.06	$33.49
Total return	10.18% [2]	11.66%	0.43%	25.16%	19.17%	17.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03% [4]	0.04%	0.04%	0.04%	0.08%
Net investment income (loss)	2.17% [3]	2.13%	2.04%	1.95%	2.18%	2.10%
Portfolio turnover rate[5]	2% [2]	4%	4%	5%	5%	4%
Net assets, end of period (x 1,000)	$8,044,971	$6,218,346	$4,329,918	$3,191,644	$1,781,282	$890,808

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	6,517,040,189	8,027,441,194
0.3%	Other Investment Companies	23,872,263	23,872,263
100.1%	Total Investments	6,540,912,452	8,051,313,457
(0.1%)	Other Assets and Liabilities, Net		(6,342,405)
100.0%	Net Assets		8,044,971,052

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	74,503,109

Banks 6.5%
Bank of America Corp.	3,658,069	1.1	90,281,143
Citigroup, Inc.	1,038,034	0.8	62,084,813
JPMorgan Chase & Co.	1,304,261	1.5	118,192,132
U.S. Bancorp	579,420	0.4	31,868,100
Wells Fargo & Co.	1,643,930	1.2	95,150,668
Other Securities		1.5	124,428,437
		6.5	522,005,293

Capital Goods 7.4%
3M Co.	221,351	0.5	41,248,759
General Electric Co.	3,219,577	1.2	95,975,590
Honeywell International, Inc.	275,412	0.4	34,288,794
The Boeing Co.	209,994	0.5	37,847,219
Other Securities		4.8	385,096,781
		7.4	594,457,143

Commercial & Professional Services 0.7%
Other Securities		0.7	56,066,485

Consumer Durables & Apparel 1.3%
Other Securities		1.3	103,125,358

Consumer Services 1.8%
McDonald's Corp.	301,462	0.5	38,481,624
Other Securities		1.3	110,633,594
		1.8	149,115,218

Diversified Financials 5.4%
Berkshire Hathaway, Inc., Class B *	690,972	1.5	118,446,420
The Charles Schwab Corp. (b)	434,497	0.2	17,558,024
Security	Number of Shares	% of Net Assets	Value ($)
The Goldman Sachs Group, Inc.	133,658	0.4	33,155,204
Other Securities		3.3	262,418,706
		5.4	431,578,354

Energy 6.4%
Chevron Corp.	684,687	1.0	77,027,287
Exxon Mobil Corp.	1,507,360	1.5	122,578,515
Schlumberger Ltd.	511,666	0.5	41,117,480
Other Securities		3.4	273,613,848
		6.4	514,337,130

Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	546,218	0.5	38,743,243
Other Securities		1.4	115,251,196
		1.9	153,994,439

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	717,025	0.7	53,719,513
PepsiCo, Inc.	517,891	0.7	57,164,809
Philip Morris International, Inc.	563,978	0.8	61,670,994
The Coca-Cola Co.	1,413,820	0.7	59,323,887
Other Securities		2.3	189,061,128
		5.2	420,940,331

Health Care Equipment & Services 5.2%
Medtronic plc	502,971	0.5	40,695,384
UnitedHealth Group, Inc.	344,659	0.7	56,999,705
Other Securities		4.0	317,951,198
		5.2	415,646,287

Household & Personal Products 1.9%
The Procter & Gamble Co.	976,142	1.1	88,897,252
Other Securities		0.8	62,484,288
		1.9	151,381,540

Insurance 3.0%
Other Securities		3.0	237,844,730

Materials 3.1%
Other Securities		3.1	247,803,680

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	1,723,056	0.8	64,476,756
The Walt Disney Co.	534,129	0.7	58,802,262
Other Securities		1.7	136,212,132
		3.2	259,491,150

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	585,097	0.4	36,182,398
Allergan plc	137,591	0.4	33,685,029
Amgen, Inc.	270,142	0.6	47,688,167
Bristol-Myers Squibb Co.	602,297	0.4	34,156,263
Celgene Corp. *	280,094	0.4	34,594,410
Gilead Sciences, Inc.	473,826	0.4	33,395,256
Johnson & Johnson	988,138	1.5	120,760,345
Merck & Co., Inc.	1,001,835	0.8	65,990,871
Pfizer, Inc.	2,197,481	0.9	74,978,052
Other Securities		2.6	190,845,798
		8.4	672,276,589

Real Estate 3.5%
Other Securities		3.5	278,094,727

Retailing 5.1%
Amazon.com, Inc. *	143,825	1.5	121,537,878
The Home Depot, Inc.	443,429	0.8	64,257,296
Other Securities		2.8	226,368,708
		5.1	412,163,882

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	1,711,811	0.8	61,967,558
Other Securities		2.3	191,463,415
		3.1	253,430,973

Software & Services 12.6%
Alphabet, Inc., Class A *	107,367	1.1	90,717,599
Alphabet, Inc., Class C *	107,942	1.1	88,858,934
Facebook, Inc., Class A *	847,944	1.4	114,930,330
International Business Machines Corp.	315,054	0.7	56,653,010
MasterCard, Inc., Class A	345,800	0.5	38,197,068
Microsoft Corp.	2,828,929	2.2	180,994,877
Oracle Corp.	1,091,765	0.6	46,498,271
Visa, Inc., Class A	679,572	0.7	59,761,562
Other Securities		4.3	335,963,824
		12.6	1,012,575,475

Technology Hardware & Equipment 5.5%
Apple, Inc.	1,935,561	3.3	265,152,501
Cisco Systems, Inc.	1,822,881	0.8	62,306,073
Other Securities		1.4	117,714,970
		5.5	445,173,544

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.3%
AT&T, Inc.	2,234,533	1.2	93,381,134
Verizon Communications, Inc.	1,487,183	0.9	73,808,892
Other Securities		0.2	21,958,727
		2.3	189,148,753

Transportation 2.2%
Union Pacific Corp.	299,165	0.4	32,291,870
Other Securities		1.8	146,192,415
		2.2	178,484,285

Utilities 3.2%
Other Securities		3.2	253,802,719
Total Common Stock
(Cost $6,517,040,189)			8,027,441,194

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
Other Securities		0.1	5,527,938

Securities Lending Collateral 0.2%
Other Securities		0.2	18,344,325
Total Other Investment Companies
(Cost $23,872,263)			23,872,263

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $6,544,247,913 and the unrealized appreciation and depreciation were $1,614,980,732 and ($107,915,188), respectively, with a net unrealized appreciation of $1,507,065,544.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,593,504.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	145	17,130,300	227,964

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$8,027,441,194	$—	$—	$8,027,441,194
Other Investment Companies[1]	23,872,263	—	—	23,872,263
Total	$8,051,313,457	$—	$—	$8,051,313,457
Other Financial Instruments
Futures Contracts[2]	$227,964	$—	$—	$227,964
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments in affiliated issuers, at value (cost $12,226,429)		$17,558,024
Investments in unaffiliated issuers, at value (cost $6,510,341,698) including securities on loan of $17,593,504		8,015,411,108
Collateral invested for securities on loan, at value (cost $18,344,325)	+	18,344,325
Total investments, at value (cost $6,540,912,452)		8,051,313,457
Deposit with broker for futures contracts		1,686,250
Receivables:
Investments sold		10,404,390
Fund shares sold		36,782,776
Dividends		15,674,755
Income from securities on loan	+	19,829
Total assets		8,115,881,457
Liabilities
Collateral held for securities on loan		18,344,325
Payables:
Investments bought		52,351,666
Investment adviser fees		178,679
Variation margin on futures contracts	+	35,735
Total liabilities		70,910,405
Net Assets
Total assets		8,115,881,457
Total liabilities	–	70,910,405
Net assets		$8,044,971,052
Net Assets by Source
Capital received from investors		6,541,717,610
Net investment income not yet distributed		27,063,397
Net realized capital losses		(34,438,924)
Net unrealized capital appreciation		1,510,628,969

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,044,971,052		142,550,000		$56.44

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$61,320
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,432)		74,189,804
Securities on loan, net	+	310,117
Total investment income		74,561,241
Expenses
Investment adviser fees		1,018,254
Total expenses	–	1,018,254
Net investment income		73,542,987
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(3,555)
Net realized losses on unaffiliated investments		(14,198,300)
Net realized gains on in-kind redemptions on affiliated issuer		35,764
Net realized gains on in-kind redemptions on unaffiliated investments		12,809,251
Net realized gains on futures contracts	+	1,410,651
Net realized gains		53,811
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,468,888
Net change in unrealized appreciation (depreciation) on unaffiliated investments		622,172,768
Net change in unrealized appreciation (depreciation) on futures contracts	+	123,417
Net change in unrealized appreciation (depreciation)	+	625,765,073
Net realized and unrealized gains		625,818,884
Increase in net assets resulting from operations		$699,361,871

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$73,542,987	$111,494,584
Net realized gains		53,811	81,546,713
Net change in unrealized appreciation (depreciation)	+	625,765,073	414,216,971
Increase in net assets resulting from operations		699,361,871	607,258,268
Distributions to Shareholders
Distributions from net investment income		($68,571,690)	($103,762,790)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,650,000	$1,262,287,553	35,000,000	$1,684,361,815
Shares redeemed	+	(1,250,000)	(66,452,488)	(6,400,000)	(299,429,649)
Net transactions in fund shares		22,400,000	$1,195,835,065	(28,600,000)	($1,384,932,166)
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		120,150,000	$6,218,345,806	91,550,000	$4,329,918,162
Total increase	+	22,400,000	1,826,625,246	28,600,000	1,888,427,644
End of period		142,550,000	$8,044,971,052	120,150,000	$6,218,345,806
Net investment income not yet distributed			$27,063,397		$22,092,100

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$55.25	$51.93	$50.11	$39.60	$34.05	$29.44
Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.59 [1]	0.66 [1]	0.56	0.55	0.36
Net realized and unrealized gains (losses)	4.94	3.30	1.79	10.50	5.52	4.59
Total from investment operations	5.27	3.89	2.45	11.06	6.07	4.95
Less distributions:
Distributions from net investment income	(0.30)	(0.57)	(0.63)	(0.55)	(0.52)	(0.34)
Net asset value at end of period	$60.22	$55.25	$51.93	$50.11	$39.60	$34.05
Total return	9.58% [2]	7.56%	4.87%	28.11%	18.02%	16.96%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3],[4]	0.07% [5]	0.07%	0.07%	0.07%	0.13%
Net investment income (loss)	1.17% [3]	1.14%	1.25%	1.29%	1.55%	1.17%
Portfolio turnover rate[6]	5% [2]	7%	10%	7%	11%	8%
Net assets, end of period (x 1,000)	$3,797,049	$2,980,475	$2,246,101	$1,485,805	$827,613	$475,062

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/17 is a blended ratio. (See financial note 4)
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 08/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	3,051,980,239	3,787,249,756
0.6%	Other Investment Companies	22,855,688	22,855,688
100.3%	Total Investments	3,074,835,927	3,810,105,444
(0.3%)	Other Assets and Liabilities, Net		(13,056,018)
100.0%	Net Assets		3,797,049,426

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	17,796,411

Banks 0.5%
Other Securities		0.5	20,931,228

Capital Goods 7.0%
3M Co.	217,236	1.1	40,481,929
Lockheed Martin Corp.	90,522	0.6	24,131,355
The Boeing Co.	207,376	1.0	37,375,376
Other Securities		4.3	163,135,783
		7.0	265,124,443

Commercial & Professional Services 1.0%
Other Securities		1.0	37,062,797

Consumer Durables & Apparel 2.0%
NIKE, Inc., Class B	482,492	0.7	27,579,243
Other Securities		1.3	48,280,569
		2.0	75,859,812

Consumer Services 2.3%
Starbucks Corp.	524,635	0.8	29,835,992
Other Securities		1.5	57,759,015
		2.3	87,595,007

Diversified Financials 7.2%
American Express Co.	276,931	0.6	22,171,096
Berkshire Hathaway, Inc., Class B *	683,581	3.1	117,179,455
Morgan Stanley	520,360	0.6	23,764,841
The Charles Schwab Corp. (b)	432,835	0.5	17,490,862
Other Securities		2.4	92,529,269
		7.2	273,135,523

Security	Number of Shares	% of Net Assets	Value ($)
Energy 3.8%
EOG Resources, Inc.	207,887	0.5	20,162,960
Schlumberger Ltd.	501,592	1.1	40,307,933
Other Securities		2.2	85,126,091
		3.8	145,596,984

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	157,395	0.7	27,887,246
CVS Health Corp.	383,977	0.8	30,940,867
Walgreens Boots Alliance, Inc.	307,988	0.7	26,604,003
Other Securities		0.3	8,189,975
		2.5	93,622,091

Food, Beverage & Tobacco 1.4%
Other Securities		1.4	52,664,736

Health Care Equipment & Services 8.5%
Danaher Corp.	219,087	0.5	18,742,893
Medtronic plc	496,909	1.1	40,204,907
UnitedHealth Group, Inc.	342,203	1.5	56,593,532
Other Securities		5.4	207,955,623
		8.5	323,496,955

Household & Personal Products 0.5%
Other Securities		0.5	20,198,693

Insurance 1.0%
Other Securities		1.0	38,437,983

Materials 2.8%
Monsanto Co.	159,169	0.5	18,118,207
Other Securities		2.3	87,103,317
		2.8	105,221,524

Media 4.7%
Charter Communications, Inc., Class A *	77,799	0.7	25,133,745
Comcast Corp., Class A	1,717,051	1.7	64,252,049
The Walt Disney Co.	527,748	1.5	58,099,777
Other Securities		0.8	32,175,183
		4.7	179,660,754

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Allergan plc	135,095	0.9	33,073,958
Amgen, Inc.	268,366	1.2	47,374,650
Biogen, Inc. *	78,636	0.6	22,694,350
Celgene Corp. *	278,543	0.9	34,402,846
Gilead Sciences, Inc.	474,139	0.9	33,417,317
Thermo Fisher Scientific, Inc.	142,368	0.6	22,448,586
Other Securities		2.7	101,410,288
		7.8	294,821,995

Real Estate 4.6%
American Tower Corp.	154,210	0.5	17,701,766
Simon Property Group, Inc.	112,473	0.5	20,740,021
Other Securities		3.6	135,043,614
		4.6	173,485,401

Retailing 9.8%
Amazon.com, Inc. *	142,155	3.2	120,126,661
Lowe's Cos., Inc.	312,737	0.6	23,258,251
Netflix, Inc. *	154,477	0.6	21,955,816
The Home Depot, Inc.	438,607	1.7	63,558,540
The Priceline Group, Inc. *	17,740	0.8	30,586,066
The TJX Cos., Inc.	235,372	0.5	18,464,933
Other Securities		2.4	93,382,751
		9.8	371,333,018

Semiconductors & Semiconductor Equipment 2.5%
Broadcom Ltd.	142,914	0.8	30,144,850
NVIDIA Corp.	193,777	0.5	19,664,490
QUALCOMM, Inc.	530,888	0.8	29,984,554
Other Securities		0.4	16,462,606
		2.5	96,256,500

Software & Services 17.7%
Accenture plc, Class A	223,690	0.7	27,402,025
Adobe Systems, Inc. *	178,375	0.6	21,108,898
Alphabet, Inc., Class A *	106,543	2.4	90,021,377
Alphabet, Inc., Class C *	107,033	2.3	88,110,636
Facebook, Inc., Class A *	842,979	3.0	114,257,374
MasterCard, Inc., Class A	344,798	1.0	38,086,387
PayPal Holdings, Inc. *	402,291	0.4	16,896,222
salesforce.com, Inc. *	229,249	0.5	18,649,406
Visa, Inc., Class A	673,432	1.6	59,221,610
Other Securities		5.2	196,924,314
		17.7	670,678,249

Technology Hardware & Equipment 7.8%
Apple, Inc.	1,921,262	6.9	263,193,681
Other Securities		0.9	32,374,472
		7.8	295,568,153

Telecommunication Services 0.3%
Other Securities		0.3	12,393,424

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 3.5%
Union Pacific Corp.	296,947	0.8	32,052,459
United Parcel Service, Inc., Class B	249,108	0.7	26,345,662
Other Securities		2.0	76,466,837
		3.5	134,864,958

Utilities 0.0%
Other Securities		0.0	1,443,117
Total Common Stock
(Cost $3,051,980,239)			3,787,249,756

Other Investment Companies 0.6% of net assets

Money Market Fund 0.2%
Other Securities		0.2	5,842,313

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)		0.4	17,013,375
Total Other Investment Companies
(Cost $22,855,688)			22,855,688

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $3,076,800,255 and the unrealized appreciation and depreciation were $791,847,521 and ($58,542,332), respectively, with a net unrealized appreciation of $733,305,189.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,517,819.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	80	9,451,200	231,973

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,787,249,756	$—	$—	$3,787,249,756
Other Investment Companies[1]	22,855,688	—	—	22,855,688
Total	$3,810,105,444	$—	$—	$3,810,105,444
Other Financial Instruments
Futures Contracts[2]	$231,973	$—	$—	$231,973
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments in affiliated issuers, at value (cost $12,423,774)		$17,490,862
Investments in unaffiliated issuers, at value (cost $3,045,398,778) including securities on loan of $16,517,819		3,775,601,207
Collateral invested for securities on loan, at value (cost $17,013,375)	+	17,013,375
Total investments, at value (cost $3,074,835,927)		3,810,105,444
Deposit with broker for futures contracts		375,000
Receivables:
Fund shares sold		15,055,707
Dividends		3,556,907
Income from securities on loan	+	19,007
Total assets		3,829,112,065
Liabilities
Collateral held for securities on loan		17,013,375
Payables:
Investments bought		14,915,710
Investment adviser fees		112,934
Variation margin on futures contracts	+	20,620
Total liabilities		32,062,639
Net Assets
Total assets		3,829,112,065
Total liabilities	–	32,062,639
Net assets		$3,797,049,426
Net Assets by Source
Capital received from investors		3,091,839,607
Net investment income not yet distributed		6,562,025
Net realized capital losses		(36,853,696)
Net unrealized capital appreciation		735,501,490

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,797,049,426		63,050,000		$60.22

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$60,473
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,397)		19,258,082
Securities on loan, net	+	166,423
Total investment income		19,484,978
Expenses
Investment adviser fees		839,368
Total expenses	–	839,368
Net investment income		18,645,610
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(31,395,695)
Net realized gains on in-kind redemptions on affiliated issuer		55,833
Net realized gains on in-kind redemptions on unaffiliated investments		12,335,654
Net realized gains on futures contracts	+	248,173
Net realized losses		(18,756,035)
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,356,383
Net change in unrealized appreciation (depreciation) on unaffiliated investments		313,970,166
Net change in unrealized appreciation (depreciation) on futures contracts	+	163,194
Net change in unrealized appreciation (depreciation)	+	317,489,743
Net realized and unrealized gains		298,733,708
Increase in net assets resulting from operations		$317,379,318

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$18,645,610	$29,703,445
Net realized gains (losses)		(18,756,035)	59,719,552
Net change in unrealized appreciation (depreciation)	+	317,489,743	100,530,007
Increase in net assets resulting from operations		317,379,318	189,953,004
Distributions to Shareholders
Distributions from net investment income		($17,126,390)	($28,157,885)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,600,000	$599,109,372	15,350,000	$807,870,244
Shares redeemed	+	(1,500,000)	(82,787,872)	(4,650,000)	(235,291,453)
Net transactions in fund shares		9,100,000	$516,321,500	10,700,000	$572,578,791
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,950,000	$2,980,474,998	43,250,000	$2,246,101,088
Total increase	+	9,100,000	816,574,428	10,700,000	734,373,910
End of period		63,050,000	$3,797,049,426	53,950,000	$2,980,474,998
Net investment income not yet distributed			$6,562,025		$5,042,805

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$46.01	$40.89	$43.54	$36.49	$31.24	$27.34
Income (loss) from investment operations:
Net investment income (loss)	0.71 [1]	1.29 [1]	1.20 [1]	1.00	0.93	0.82
Net realized and unrealized gains (losses)	4.12	5.01	(2.75)	7.03	5.24	3.89
Total from investment operations	4.83	6.30	(1.55)	8.03	6.17	4.71
Less distributions:
Distributions from net investment income	(0.67)	(1.18)	(1.10)	(0.98)	(0.92)	(0.81)
Net asset value at end of period	$50.17	$46.01	$40.89	$43.54	$36.49	$31.24
Total return	10.60% [2]	15.70%	(3.71%)	22.25%	20.06%	17.53%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3],[4]	0.07% [5]	0.07%	0.07%	0.07%	0.13%
Net investment income (loss)	3.03% [3]	3.00%	2.75%	2.54%	2.73%	2.89%
Portfolio turnover rate[6]	5% [2]	6%	15%	9%	9%	8%
Net assets, end of period (x 1,000)	$3,205,603	$2,491,664	$1,435,194	$1,162,576	$700,693	$385,791

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 02/28/17 is a blended ratio. (See financial note 4)
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 08/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,710,497,135	3,197,302,536
0.2%	Other Investment Companies	7,285,038	7,285,038
100.0%	Total Investments	2,717,782,173	3,204,587,574
0.0%	Other Assets and Liabilities, Net		1,015,847
100.0%	Net Assets		3,205,603,421

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.4%
General Motors Co.	384,928	0.4	14,180,748
Other Securities		1.0	28,757,350
		1.4	42,938,098

Banks 11.9%
Bank of America Corp.	2,795,847	2.2	69,001,504
Citigroup, Inc.	788,394	1.5	47,153,845
JPMorgan Chase & Co.	989,812	2.8	89,696,763
The PNC Financial Services Group, Inc.	133,938	0.5	17,040,932
U.S. Bancorp	439,214	0.8	24,156,770
Wells Fargo & Co.	1,250,027	2.3	72,351,563
Other Securities		1.8	61,615,192
		11.9	381,016,569

Capital Goods 7.8%
Caterpillar, Inc.	161,993	0.5	15,658,243
General Dynamics Corp.	79,365	0.5	15,064,271
General Electric Co.	2,447,626	2.3	72,963,731
Honeywell International, Inc.	210,526	0.8	26,210,487
United Technologies Corp.	211,129	0.7	23,762,569
Other Securities		3.0	95,029,767
		7.8	248,689,068

Commercial & Professional Services 0.4%
Other Securities		0.4	13,903,683

Consumer Durables & Apparel 0.6%
Other Securities		0.6	20,411,667

Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.5%
McDonald's Corp.	230,016	0.9	29,361,542
Other Securities		0.6	16,806,153
		1.5	46,167,695

Diversified Financials 3.7%
The Goldman Sachs Group, Inc.	102,425	0.8	25,407,545
Other Securities		2.9	93,949,760
		3.7	119,357,305

Energy 8.7%
Chevron Corp.	522,610	1.8	58,793,625
ConocoPhillips	341,973	0.5	16,267,656
Exxon Mobil Corp.	1,147,502	2.9	93,314,863
Other Securities		3.5	110,966,209
		8.7	279,342,353

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	417,112	0.9	29,585,754
Other Securities		0.5	15,553,215
		1.4	45,138,969

Food, Beverage & Tobacco 8.7%
Altria Group, Inc.	540,209	1.3	40,472,458
Mondelez International, Inc., Class A	425,187	0.6	18,674,213
PepsiCo, Inc.	396,953	1.4	43,815,672
Philip Morris International, Inc.	429,461	1.5	46,961,560
Reynolds American, Inc.	227,958	0.4	14,035,374
The Coca-Cola Co.	1,073,682	1.4	45,051,697
The Kraft Heinz Co.	164,355	0.5	15,040,126
Other Securities		1.6	55,270,211
		8.7	279,321,311

Health Care Equipment & Services 2.1%
Abbott Laboratories	475,802	0.7	21,449,154
Other Securities		1.4	46,739,359
		2.1	68,188,513

Household & Personal Products 3.1%
Colgate-Palmolive Co.	246,063	0.6	17,957,678
The Procter & Gamble Co.	740,157	2.1	67,406,098
Other Securities		0.4	14,304,934
		3.1	99,668,710

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Insurance 4.7%
American International Group, Inc.	268,653	0.5	17,172,300
Chubb Ltd.	128,778	0.6	17,793,256
MetLife, Inc.	304,171	0.5	15,950,727
Other Securities		3.1	100,303,263
		4.7	151,219,546

Materials 3.4%
E.I. du Pont de Nemours & Co.	240,516	0.6	18,890,127
The Dow Chemical Co.	310,230	0.6	19,314,920
Other Securities		2.2	69,367,735
		3.4	107,572,782

Media 1.8%
Time Warner, Inc.	212,286	0.7	20,848,608
Other Securities		1.1	38,095,450
		1.8	58,944,058

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	450,211	0.9	27,841,048
Bristol-Myers Squibb Co.	462,255	0.8	26,214,481
Eli Lilly & Co.	269,095	0.7	22,283,757
Johnson & Johnson	752,152	2.9	91,920,496
Merck & Co., Inc.	762,315	1.6	50,213,689
Pfizer, Inc.	1,677,486	1.8	57,235,822
Other Securities		0.2	9,111,526
		8.9	284,820,819

Real Estate 2.4%
Other Securities		2.4	77,806,668

Retailing 0.9%
Other Securities		0.9	28,618,183

Semiconductors & Semiconductor Equipment 3.7%
Intel Corp.	1,308,594	1.5	47,371,103
Texas Instruments, Inc.	274,307	0.7	21,017,402
Other Securities		1.5	50,696,207
		3.7	119,084,712

Software & Services 8.0%
International Business Machines Corp.	239,492	1.3	43,065,451
Microsoft Corp.	2,150,592	4.3	137,594,876
Oracle Corp.	829,089	1.1	35,310,901
Other Securities		1.3	39,580,525
		8.0	255,551,753

Technology Hardware & Equipment 3.5%
Cisco Systems, Inc.	1,388,053	1.5	47,443,652
Other Securities		2.0	64,722,783
		3.5	112,166,435

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 4.2%
AT&T, Inc.	1,699,141	2.2	71,007,102
Verizon Communications, Inc.	1,128,334	1.7	55,999,217
Other Securities		0.3	6,932,316
		4.2	133,938,635

Transportation 1.0%
Other Securities		1.0	31,864,061

Utilities 6.0%
Duke Energy Corp.	191,208	0.5	15,784,220
NextEra Energy, Inc.	129,384	0.5	16,949,304
Other Securities		5.0	158,837,419
		6.0	191,570,943
Total Common Stock
(Cost $2,710,497,135)			3,197,302,536

Other Investment Companies 0.2% of net assets

Money Market Fund 0.2%
Other Securities		0.2	5,804,788

Securities Lending Collateral 0.0%
Other Securities		0.0	1,480,250
Total Other Investment Companies
(Cost $7,285,038)			7,285,038

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $2,719,949,265 and the unrealized appreciation and depreciation were $523,844,298 and ($39,205,989), respectively, with a net unrealized appreciation of $484,638,309.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,251,182.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	65	7,679,100	103,575

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,197,302,536	$—	$—	$3,197,302,536
Other Investment Companies[1]	7,285,038	—	—	7,285,038
Total	$3,204,587,574	$—	$—	$3,204,587,574
Other Financial Instruments
Futures Contracts[2]	$103,575	$—	$—	$103,575
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $2,716,301,923) including securities on loan of $1,251,182		$3,203,107,324
Collateral invested for securities on loan, at value (cost $1,480,250)	+	1,480,250
Total investments, at value (cost $2,717,782,173)		3,204,587,574
Deposit with broker for futures contracts		522,500
Receivables:
Investments sold		10,339,393
Fund shares sold		10,033,187
Dividends		9,213,700
Income from securities on loan	+	792
Total assets		3,234,697,146
Liabilities
Collateral held for securities on loan		1,480,250
Payables:
Investments bought		24,987,487
Investment adviser fees		95,171
Fund shares redeemed		2,512,942
Variation margin on futures contracts	+	17,875
Total liabilities		29,093,725
Net Assets
Total assets		3,234,697,146
Total liabilities	–	29,093,725
Net assets		$3,205,603,421
Net Assets by Source
Capital received from investors		2,683,892,355
Net investment income not yet distributed		15,515,512
Net realized capital gains		19,286,578
Net unrealized capital appreciation		486,908,976

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,205,603,421		63,900,000		$50.17

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends		$41,446,324
Securities on loan, net	+	114,572
Total investment income		41,560,896
Expenses
Investment adviser fees		706,980
Total expenses	–	706,980
Net investment income		40,853,916
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(8,044,349)
Net realized gains on in-kind redemptions		39,704,673
Net realized gains on futures contracts	+	588,655
Net realized gains		32,248,979
Net change in unrealized appreciation (depreciation) on investments		213,246,320
Net change in unrealized appreciation (depreciation) on futures contracts	+	121,388
Net change in unrealized appreciation (depreciation)	+	213,367,708
Net realized and unrealized gains		245,616,687
Increase in net assets resulting from operations		$286,470,603

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$40,853,916	$57,539,088
Net realized gains		32,248,979	14,607,551
Net change in unrealized appreciation (depreciation)	+	213,367,708	211,036,903
Increase in net assets resulting from operations		286,470,603	283,183,542
Distributions to Shareholders
Distributions from net investment income		($38,235,425)	($51,275,935)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,700,000	$601,195,833	21,700,000	$931,456,390
Shares redeemed	+	(2,950,000)	(135,491,185)	(2,650,000)	(106,894,736)
Net transactions in fund shares		9,750,000	$465,704,648	19,050,000	$824,561,654
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,150,000	$2,491,663,595	35,100,000	$1,435,194,334
Total increase	+	9,750,000	713,939,826	19,050,000	1,056,469,261
End of period		63,900,000	$3,205,603,421	54,150,000	$2,491,663,595
Net investment income not yet distributed			$15,515,512		$12,897,021

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$43.67	$40.70	$40.56	$32.94	$26.56	$23.75
Income (loss) from investment operations:
Net investment income (loss)	0.38 [1]	0.74 [1]	0.59 [1]	0.56	0.51	0.37
Net realized and unrealized gains (losses)	3.80	2.84	0.12	7.62	6.40	2.77
Total from investment operations	4.18	3.58	0.71	8.18	6.91	3.14
Less distributions:
Distributions from net investment income	(0.39)	(0.61)	(0.57)	(0.56)	(0.53)	(0.33)
Net asset value at end of period	$47.46	$43.67	$40.70	$40.56	$32.94	$26.56
Total return	9.64% [2]	8.94%	1.71%	24.97%	26.27%	13.32%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3],[4]	0.07%	0.07%	0.07%	0.07%	0.13%
Net investment income (loss)	1.72% [3]	1.83%	1.42%	1.53%	1.70%	1.53%
Portfolio turnover rate[5]	16% [2]	21%	12%	9%	25%	19%
Net assets, end of period (x 1,000)	$3,194,193	$2,532,590	$1,841,785	$1,190,517	$611,081	$205,840

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 02/28/17 is a blended ratio. (See financial note 4)
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	2,739,097,634	3,185,488,186
1.0%	Other Investment Companies	30,415,835	30,415,835
100.7%	Total Investments	2,769,513,469	3,215,904,021
(0.7%)	Other Assets and Liabilities, Net		(21,710,849)
100.0%	Net Assets		3,194,193,172

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Lear Corp.	80,527	0.4	11,434,029
Other Securities		1.2	40,350,681
		1.6	51,784,710

Banks 5.7%
Comerica, Inc.	197,589	0.4	14,084,144
First Republic Bank	174,490	0.5	16,372,397
Huntington Bancshares, Inc.	1,238,347	0.5	17,510,227
SVB Financial Group *	60,666	0.4	11,580,533
Zions Bancorp	237,304	0.3	10,654,950
Other Securities		3.6	111,009,048
		5.7	181,211,299

Capital Goods 10.6%
Huntington Ingalls Industries, Inc.	52,379	0.4	11,444,811
Snap-on, Inc.	67,300	0.4	11,418,791
United Rentals, Inc. *	95,895	0.4	12,277,437
Other Securities		9.4	302,232,568
		10.6	337,373,607

Commercial & Professional Services 1.7%
Other Securities		1.7	56,056,235

Consumer Durables & Apparel 3.4%
Hasbro, Inc.	129,672	0.4	12,561,327
Lennar Corp., Class A	226,144	0.3	11,033,566
Other Securities		2.7	86,074,890
		3.4	109,669,783

Consumer Services 3.3%
Other Securities		3.3	106,160,899

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.9%
E*TRADE Financial Corp. *	318,585	0.3	10,994,369
Raymond James Financial, Inc.	145,114	0.4	11,400,156
Other Securities		4.2	133,581,753
		4.9	155,976,278

Energy 5.3%
ONEOK, Inc.	240,052	0.4	12,974,811
Targa Resources Corp.	219,913	0.4	12,425,084
TechnipFMC plc *	539,054	0.5	17,422,225
Other Securities		4.0	125,991,979
		5.3	168,814,099

Food & Staples Retailing 0.6%
Other Securities		0.6	18,114,128

Food, Beverage & Tobacco 2.0%
The WhiteWave Foods Co. *	201,912	0.3	11,121,313
Other Securities		1.7	51,948,831
		2.0	63,070,144

Health Care Equipment & Services 4.8%
IDEXX Laboratories, Inc. *	103,208	0.5	14,958,968
ResMed, Inc.	161,023	0.4	11,598,487
The Cooper Cos., Inc.	56,252	0.4	11,202,023
Other Securities		3.5	115,743,960
		4.8	153,503,438

Household & Personal Products 0.6%
Other Securities		0.6	20,074,161

Insurance 5.7%
Alleghany Corp. *	17,774	0.4	11,478,449
Arch Capital Group Ltd. *	141,955	0.4	13,424,684
Arthur J. Gallagher & Co.	203,278	0.4	11,576,682
Everest Re Group Ltd.	46,450	0.3	10,922,253
FNF Group	309,041	0.4	11,845,542
Unum Group	268,621	0.4	13,116,763
Other Securities		3.4	110,945,109
		5.7	183,309,482

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Materials 6.1%
Albemarle Corp.	129,834	0.4	13,179,449
International Flavors & Fragrances, Inc.	90,428	0.4	11,366,800
Other Securities		5.3	170,132,378
		6.1	194,678,627

Media 2.3%
The Interpublic Group of Cos., Inc.	457,788	0.3	11,032,691
Other Securities		2.0	63,421,117
		2.3	74,453,808

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Mettler-Toledo International, Inc. *	30,126	0.4	14,346,604
Quintiles IMS Holdings, Inc. *	155,060	0.4	12,000,093
Other Securities		3.5	112,384,815
		4.3	138,731,512

Real Estate 10.9%
Alexandria Real Estate Equities, Inc.	100,896	0.4	12,037,902
Extra Space Storage, Inc.	145,865	0.4	11,551,049
Mid-America Apartment Communities, Inc.	131,505	0.4	13,509,509
UDR, Inc.	304,351	0.3	11,108,811
Other Securities		9.4	298,814,569
		10.9	347,021,840

Retailing 3.2%
Foot Locker, Inc.	153,827	0.4	11,640,089
LKQ Corp. *	351,937	0.3	11,114,170
Other Securities		2.5	78,049,344
		3.2	100,803,603

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	873,243	0.4	12,627,094
KLA-Tencor Corp.	180,961	0.5	16,308,205
Other Securities		1.5	46,450,243
		2.4	75,385,542

Software & Services 8.8%
ANSYS, Inc. *	99,643	0.3	10,637,887
CDK Global, Inc.	170,161	0.4	11,303,795
Computer Sciences Corp.	164,644	0.4	11,287,993
Synopsys, Inc. *	171,661	0.4	12,263,462
Vantiv, Inc., Class A *	177,408	0.4	11,598,935
Other Securities		6.9	223,734,794
		8.8	280,826,866

Technology Hardware & Equipment 3.8%
CDW Corp.	182,910	0.3	10,773,399
Other Securities		3.5	109,209,619
		3.8	119,983,018

Telecommunication Services 0.3%
Other Securities		0.3	10,313,955

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.7%
Alaska Air Group, Inc.	141,473	0.4	13,838,889
Expeditors International of Washington, Inc.	205,435	0.4	11,582,425
Other Securities		1.9	62,155,954
		2.7	87,577,268

Utilities 4.7%
CenterPoint Energy, Inc.	494,398	0.4	13,506,953
SCANA Corp.	164,619	0.4	11,416,328
Other Securities		3.9	125,670,603
		4.7	150,593,884
Total Common Stock
(Cost $2,739,097,634)			3,185,488,186

Other Investment Companies 1.0% of net assets

Money Market Fund 0.1%
Other Securities		0.1	2,830,964

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 0.48% (b)		0.9	27,584,871
Total Other Investment Companies
(Cost $30,415,835)			30,415,835

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $2,773,250,118 and the unrealized appreciation and depreciation were $538,382,205 and ($95,728,302), respectively, with a net unrealized appreciation of $442,653,903.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,043,777.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	72	8,506,080	99,143

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,185,488,186	$—	$—	$3,185,488,186
Other Investment Companies[1]	30,415,835	—	—	30,415,835
Total	$3,215,904,021	$—	$—	$3,215,904,021
Other Financial Instruments
Futures Contracts[2]	$99,143	$—	$—	$99,143
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $2,741,928,598) including securities on loan of $26,043,777		$3,188,319,150
Collateral invested for securities on loan, at value (cost $27,584,871)	+	27,584,871
Total investments, at value (cost $2,769,513,469)		3,215,904,021
Cash		4,531,385
Deposit with broker for futures contracts		441,750
Receivables:
Investments sold		3,320
Fund shares sold		4,750,320
Dividends		2,606,667
Income from securities on loan	+	30,965
Total assets		3,228,268,428
Liabilities
Collateral held for securities on loan		27,584,871
Payables:
Investments bought		6,336,637
Investment adviser fees		143,332
Variation margin on futures contracts	+	10,416
Total liabilities		34,075,256
Net Assets
Total assets		3,228,268,428
Total liabilities	–	34,075,256
Net assets		$3,194,193,172
Net Assets by Source
Capital received from investors		2,803,902,050
Net investment income not yet distributed		7,426,748
Net realized capital losses		(63,625,321)
Net unrealized capital appreciation		446,489,695

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,194,193,172		67,300,000		$47.46

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $13,137)		$23,910,163
Securities on loan, net	+	237,683
Total investment income		24,147,846
Expenses
Investment adviser fees		836,560
Total expenses	–	836,560
Net investment income		23,311,286
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(74,007,532)
Net realized gains on in-kind redemptions		80,246,555
Net realized gains on futures contracts	+	623,317
Net realized gains		6,862,340
Net change in unrealized appreciation (depreciation) on investments		230,633,848
Net change in unrealized appreciation (depreciation) on futures contracts	+	16,484
Net change in unrealized appreciation (depreciation)	+	230,650,332
Net realized and unrealized gains		237,512,672
Increase in net assets resulting from operations		$260,823,958

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$23,311,286	$37,655,235
Net realized gains		6,862,340	36,243,784
Net change in unrealized appreciation (depreciation)	+	230,650,332	112,503,628
Increase in net assets resulting from operations		260,823,958	186,402,647
Distributions to Shareholders
Distributions from net investment income		($23,892,640)	($30,341,985)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,700,000	$742,267,097	22,550,000	$932,205,713
Shares redeemed	+	(7,400,000)	(317,595,495)	(9,800,000)	(397,461,135)
Net transactions in fund shares		9,300,000	$424,671,602	12,750,000	$534,744,578
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,000,000	$2,532,590,252	45,250,000	$1,841,785,012
Total increase	+	9,300,000	661,602,920	12,750,000	690,805,240
End of period		67,300,000	$3,194,193,172	58,000,000	$2,532,590,252
Net investment income not yet distributed			$7,426,748		$8,008,102

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$57.42	$53.54	$54.53	$45.71	$36.55	$32.34
Income (loss) from investment operations:
Net investment income (loss)	0.50 [1]	0.93 [1]	0.80 [1]	0.73	0.74	0.49
Net realized and unrealized gains (losses)	5.91	3.75	(1.07)	8.84	9.18	4.16
Total from investment operations	6.41	4.68	(0.27)	9.57	9.92	4.65
Less distributions:
Distributions from net investment income	(0.55)	(0.80)	(0.72)	(0.75)	(0.76)	(0.44)
Net asset value at end of period	$63.28	$57.42	$53.54	$54.53	$45.71	$36.55
Total return	11.21% [2]	8.89%	(0.54%)	21.01%	27.47%	14.52%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3],[4]	0.08% [5]	0.08%	0.08%	0.09% [6]	0.13%
Net investment income (loss)	1.70% [3]	1.76%	1.44%	1.41%	1.74%	1.44%
Portfolio turnover rate[7]	9% [2]	11%	9%	13%	22%	12%
Net assets, end of period (x 1,000)	$5,213,917	$3,772,207	$2,893,741	$2,104,717	$1,446,857	$641,516

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 02/28/17 is a blended ratio. (See financial note 4)
5
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Effective September 20, 2012, the annual operating expense ratio was reduced to 0.10%. On March 11, 2013, the rate was further reduced to 0.08%. The ratio presented for the period ended 8/31/13 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	4,482,108,778	5,195,030,052
0.0%	Rights	215,274	270,394
2.0%	Other Investment Companies	102,535,681	102,535,681
101.6%	Total Investments	4,584,859,733	5,297,836,127
(1.6%)	Other Assets and Liabilities, Net		(83,919,610)
100.0%	Net Assets		5,213,916,517

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.5%
Gentex Corp.	557,098	0.2	11,715,771
Thor Industries, Inc.	94,367	0.2	10,457,751
Other Securities		1.1	54,322,596
		1.5	76,496,118

Banks 11.1%
Bank of the Ozarks, Inc.	183,113	0.2	10,021,774
Commerce Bancshares, Inc.	173,948	0.2	10,266,411
PacWest Bancorp	236,766	0.3	13,045,807
Prosperity Bancshares, Inc.	139,422	0.2	10,392,516
Synovus Financial Corp.	240,913	0.2	10,171,347
Webster Financial Corp.	181,253	0.2	9,956,227
Other Securities		9.8	512,290,789
		11.1	576,144,871

Capital Goods 9.8%
AECOM *	302,837	0.2	11,008,125
Graco, Inc.	108,951	0.2	9,888,393
Hexcel Corp.	183,243	0.2	10,074,700
Orbital ATK, Inc.	114,424	0.2	10,575,066
Oshkosh Corp.	147,771	0.2	10,032,173
Other Securities		8.8	461,005,919
		9.8	512,584,376

Commercial & Professional Services 3.0%
Other Securities		3.0	158,249,906

Consumer Durables & Apparel 2.2%
Brunswick Corp.	175,313	0.2	10,499,496
Other Securities		2.0	106,195,371
		2.2	116,694,867

Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 3.8%
Panera Bread Co., Class A *	43,607	0.2	10,064,496
ServiceMaster Global Holdings, Inc. *	265,032	0.2	10,556,225
Six Flags Entertainment Corp.	168,343	0.2	10,203,269
Other Securities		3.2	168,539,675
		3.8	199,363,665

Diversified Financials 3.4%
New Residential Investment Corp.	597,353	0.2	10,077,345
SLM Corp. *	854,206	0.2	10,241,930
Other Securities		3.0	154,667,676
		3.4	174,986,951

Energy 4.5%
WPX Energy, Inc. *	772,918	0.2	9,970,642
Other Securities		4.3	223,085,547
		4.5	233,056,189

Food & Staples Retailing 0.5%
Other Securities		0.5	27,516,285

Food, Beverage & Tobacco 1.5%
Other Securities		1.5	77,555,518

Health Care Equipment & Services 5.7%
Envision Healthcare Corp. *	233,619	0.3	16,353,330
WellCare Health Plans, Inc. *	86,958	0.2	12,278,470
Other Securities		5.2	270,843,136
		5.7	299,474,936

Household & Personal Products 0.9%
Coty, Inc., Class A	934,966	0.3	17,558,661
Other Securities		0.6	31,621,054
		0.9	49,179,715

Insurance 3.6%
Assured Guaranty Ltd.	256,496	0.2	10,544,551
Endurance Specialty Holdings Ltd.	127,243	0.2	11,824,692
Old Republic International Corp.	480,530	0.2	9,951,776
Other Securities		3.0	154,905,190
		3.6	187,226,209

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Materials 5.7%
Alcoa Corp.	292,918	0.2	10,132,034
Eagle Materials, Inc.	94,753	0.2	9,826,834
Olin Corp.	318,774	0.2	9,907,496
The Chemours Co.	357,842	0.2	12,044,962
United States Steel Corp.	339,161	0.3	13,132,314
Other Securities		4.6	241,961,367
		5.7	297,005,007

Media 2.0%
Other Securities		2.0	104,789,077

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
TESARO, Inc. *	66,617	0.2	12,548,644
Other Securities		6.1	314,956,222
		6.3	327,504,866

Real Estate 9.5%
Colony NorthStar, Inc., Class A	1,080,913	0.3	15,867,803
CubeSmart	357,122	0.2	9,731,574
EPR Properties	128,856	0.2	9,916,758
Hospitality Properties Trust	325,650	0.2	10,349,157
Hudson Pacific Properties, Inc.	292,291	0.2	10,692,005
Other Securities		8.4	439,523,960
		9.5	496,081,257

Retailing 3.1%
Other Securities		3.1	163,227,554

Semiconductors & Semiconductor Equipment 3.2%
Microsemi Corp. *	228,054	0.2	11,817,758
ON Semiconductor Corp. *	809,690	0.2	12,250,610
Teradyne, Inc.	408,125	0.2	11,607,075
Other Securities		2.6	130,221,950
		3.2	165,897,393

Software & Services 7.6%
Booz Allen Hamilton Holding Corp.	289,781	0.2	10,365,466
PTC, Inc. *	224,441	0.2	12,095,125
Take-Two Interactive Software, Inc. *	201,496	0.2	11,481,242
Other Securities		7.0	364,815,895
		7.6	398,757,728

Technology Hardware & Equipment 5.2%
ARRIS International plc *	380,698	0.2	9,822,008
Brocade Communications Systems, Inc.	790,236	0.2	9,727,805
Cognex Corp.	173,273	0.3	13,309,099
Other Securities		4.5	236,147,081
		5.2	269,005,993

Telecommunication Services 0.6%
Other Securities		0.6	29,810,183

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.6%
Other Securities		1.6	84,752,541

Utilities 3.3%
Great Plains Energy, Inc.	429,081	0.2	12,469,094
MDU Resources Group, Inc.	381,620	0.2	10,345,718
Other Securities		2.9	146,854,035
		3.3	169,668,847
Total Common Stock
(Cost $4,482,108,778)			5,195,030,052

Rights 0.0% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	—

Media 0.0%
Other Securities		0.0	55,120

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	215,274
Total Rights
(Cost $215,274)			270,394

Other Investment Companies 2.0% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)	14,093,689	0.3	14,093,689

Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)		1.7	88,441,992
Total Other Investment Companies
(Cost $102,535,681)			102,535,681

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $4,593,051,657 and the unrealized appreciation and depreciation were $939,562,654 and ($234,778,184), respectively, with a net unrealized appreciation of $704,784,470.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $85,671,956.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 2/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 03/17/17	262	18,143,500	(224,789)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,867,525,186	$—	$—	$4,867,525,186
Pharmaceuticals, Biotechnology & Life Sciences	325,953,655	—	1,551,211	327,504,866
Rights [1]	—	—	270,394 *	270,394
Other Investment Companies[1]	102,535,681	—	—	102,535,681
Total	$5,296,014,522	$—	$1,821,605	$5,297,836,127
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($224,789)	$—	$—	($224,789)
*	Level 3 amount shown includes securities determined to have no value at February 28, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $4,496,417,741) including securities on loan of $85,671,956		$5,209,394,135
Collateral invested for securities on loan, at value (cost $88,441,992)	+	88,441,992
Total investments, at value (cost $4,584,859,733)		5,297,836,127
Cash		13,754,346
Deposit with broker for futures contracts		1,023,000
Receivables:
Investments sold		1,965,522
Fund shares sold		22,454,302
Dividends		3,711,514
Income from securities on loan	+	315,037
Total assets		5,341,059,848
Liabilities
Collateral held for securities on loan		88,441,992
Payables:
Investments bought		38,136,882
Investment adviser fees		233,934
Variation margin on futures contracts	+	330,523
Total liabilities		127,143,331
Net Assets
Total assets		5,341,059,848
Total liabilities	–	127,143,331
Net assets		$5,213,916,517
Net Assets by Source
Capital received from investors		4,472,393,594
Net investment income not yet distributed		9,825,312
Net realized capital gains		18,946,006
Net unrealized capital appreciation		712,751,605

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,213,916,517		82,400,000		$63.28

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $10,492)		$35,762,123
Securities on loan, net	+	1,836,102
Total investment income		37,598,225
Expenses
Investment adviser fees		1,321,565
Total expenses	–	1,321,565
Net investment income		36,276,660
Realized and Unrealized Gains (Losses)
Net realized gains on investments		35,190,365
Net realized gains on in-kind redemptions		77,468,998
Net realized gains on futures contracts	+	1,649,644
Net realized gains		114,309,007
Net change in unrealized appreciation (depreciation) on investments		306,934,953
Net change in unrealized appreciation (depreciation) on futures contracts	+	(223,592)
Net change in unrealized appreciation (depreciation)	+	306,711,361
Net realized and unrealized gains		421,020,368
Increase in net assets resulting from operations		$457,297,028

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$36,276,660	$54,948,126
Net realized gains		114,309,007	79,006,472
Net change in unrealized appreciation (depreciation)	+	306,711,361	157,262,021
Increase in net assets resulting from operations		457,297,028	291,216,619
Distributions to Shareholders
Distributions from net investment income		($38,443,900)	($46,392,950)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,350,000	$1,229,391,545	(20,950,000)	$1,122,818,001
Shares redeemed	+	(3,650,000)	(206,535,219)	(9,300,000)	(489,175,354)
Net transactions in fund shares		16,700,000	$1,022,856,326	11,650,000	$633,642,647
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,700,000	$3,772,207,063	54,050,000	$2,893,740,747
Total increase	+	16,700,000	1,441,709,454	11,650,000	878,466,316
End of period		82,400,000	$5,213,916,517	65,700,000	$3,772,207,063
Net investment income not yet distributed			$9,825,312		$11,992,552

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	10/19/11 [1]– 8/31/12
Per-Share Data
Net asset value at beginning of period	$42.47	$36.52	$38.90	$33.00	$28.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.67 [2]	1.29 [2]	1.19 [2]	1.04	0.91	0.62
Net realized and unrealized gains (losses)	2.33	5.85	(2.46)	5.86	4.40	3.43
Total from investment operations	3.00	7.14	(1.27)	6.90	5.31	4.05
Less distributions:
Distributions from net investment income	(0.64)	(1.19)	(1.11)	(1.00)	(0.89)	(0.47)
Net asset value at end of period	$44.83	$42.47	$36.52	$38.90	$33.00	$28.58
Total return	7.14% [3]	19.89%	(3.47%)	21.15%	18.93%	16.31% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [4]	0.07%	0.07%	0.07%	0.07%	0.17% [4]
Net investment income (loss)	3.14% [4]	3.27%	3.03%	3.01%	3.09%	3.19% [4]
Portfolio turnover rate[5]	4% [3]	22%	19%	26%	13%	17% [3]
Net assets, end of period (x 1,000)	$5,209,385	$4,300,443	$2,497,808	$2,075,331	$1,141,690	$504,464

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	4,662,683,937	5,179,278,162
0.2%	Other Investment Companies	7,199,480	7,470,326
99.6%	Total Investments	4,669,883,417	5,186,748,488
0.4%	Other Assets and Liabilities, Net		22,636,145
100.0%	Net Assets		5,209,384,633

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	13,681,509

Banks 0.4%
Other Securities		0.4	20,250,156

Capital Goods 12.9%
3M Co.	824,103	2.9	153,571,594
Caterpillar, Inc.	798,371	1.5	77,170,541
Cummins, Inc.	210,966	0.6	31,326,341
Eaton Corp. plc	618,442	0.9	44,515,455
Emerson Electric Co.	875,110	1.0	52,594,111
Fastenal Co.	392,489	0.4	19,636,225
Lockheed Martin Corp.	343,891	1.8	91,674,463
PACCAR, Inc.	476,132	0.6	31,810,379
Rockwell Automation, Inc.	175,898	0.5	26,578,188
The Boeing Co.	790,668	2.7	142,502,093
		12.9	671,379,390

Commercial & Professional Services 0.1%
Other Securities		0.1	7,048,357

Consumer Durables & Apparel 1.0%
Other Securities		1.0	54,776,169

Consumer Services 3.2%
McDonald's Corp.	1,163,248	2.9	148,488,607
Other Securities		0.3	18,322,516
		3.2	166,811,123

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 2.0%
CME Group, Inc.	460,657	1.1	55,951,399
T. Rowe Price Group, Inc.	338,244	0.5	24,086,355
Other Securities		0.4	22,488,668
		2.0	102,526,422

Energy 10.1%
Chevron Corp.	1,984,365	4.3	223,241,063
Exxon Mobil Corp.	2,580,326	4.0	209,832,110
The Williams Cos., Inc.	928,966	0.5	26,326,896
Valero Energy Corp.	626,784	0.8	42,589,973
Other Securities		0.5	25,468,338
		10.1	527,458,380

Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	2,065,639	2.8	146,515,774

Food, Beverage & Tobacco 14.7%
Altria Group, Inc.	2,661,804	3.8	199,422,356
General Mills, Inc.	812,033	0.9	49,022,432
PepsiCo, Inc.	1,959,443	4.2	216,283,318
Reynolds American, Inc.	1,128,916	1.3	69,507,358
The Coca-Cola Co.	5,299,424	4.3	222,363,831
Other Securities		0.2	8,762,058
		14.7	765,361,353

Health Care Equipment & Services 0.0%
Other Securities		0.0	1,221,025

Household & Personal Products 6.5%
Kimberly-Clark Corp.	489,748	1.2	64,916,098
The Clorox Co.	176,372	0.5	24,129,453
The Procter & Gamble Co.	2,698,700	4.7	245,770,609
Other Securities		0.1	3,554,990
		6.5	338,371,150

Insurance 0.6%
Principal Financial Group, Inc.	364,455	0.4	22,793,016
Other Securities		0.2	6,915,131
		0.6	29,708,147

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Materials 2.9%
International Paper Co.	559,295	0.6	29,474,846
The Dow Chemical Co.	1,537,099	1.8	95,699,784
Other Securities		0.5	24,116,820
		2.9	149,291,450

Media 0.6%
Omnicom Group, Inc.	322,109	0.5	27,411,476
Other Securities		0.1	3,205,851
		0.6	30,617,327

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
Johnson & Johnson	2,043,768	4.8	249,768,887
Pfizer, Inc.	7,280,822	4.8	248,421,647
		9.6	498,190,534

Retailing 2.3%
Genuine Parts Co.	202,461	0.4	19,377,542
Target Corp.	781,990	0.9	45,957,552
Other Securities		1.0	57,681,298
		2.3	123,016,392

Semiconductors & Semiconductor Equipment 10.8%
Analog Devices, Inc.	418,822	0.7	34,314,087
Intel Corp.	6,398,051	4.4	231,609,446
Linear Technology Corp.	325,398	0.4	21,014,203
Maxim Integrated Products, Inc.	386,757	0.3	17,133,335
Microchip Technology, Inc.	293,122	0.4	21,257,207
QUALCOMM, Inc.	2,008,791	2.2	113,456,516
Texas Instruments, Inc.	1,366,892	2.0	104,731,265
Xilinx, Inc.	345,384	0.4	20,315,487
		10.8	563,831,546

Software & Services 10.9%
Automatic Data Processing, Inc.	620,324	1.2	63,657,649
International Business Machines Corp.	1,185,382	4.1	213,155,391
Microsoft Corp.	3,698,126	4.5	236,606,101
Paychex, Inc.	437,316	0.5	26,859,949
Other Securities		0.6	27,060,810
		10.9	567,339,900

Technology Hardware & Equipment 0.8%
HP, Inc.	2,328,551	0.8	40,446,931
Other Securities		0.0	992,938
		0.8	41,439,869

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 4.2%
Verizon Communications, Inc.	4,419,072	4.2	219,318,543

Transportation 2.2%
United Parcel Service, Inc., Class B	942,301	1.9	99,657,754
Other Securities		0.3	15,590,655
		2.2	115,248,409

Utilities 0.5%
WEC Energy Group, Inc.	429,322	0.5	25,875,237
Total Common Stock
(Cost $4,662,683,937)			5,179,278,162

Other Investment Companies 0.2% of net assets

Equity Fund 0.1%
Other Securities		0.1	2,712,900

Money Market Fund 0.1%
Other Securities		0.1	4,757,426
Total Other Investment Companies
(Cost $7,199,480)			7,470,326

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $4,672,971,223 and the unrealized appreciation and depreciation were $583,704,095 and ($69,926,830), respectively, with a net unrealized appreciation of $513,777,265.
For the following notes, please refer to the complete schedule of portfolio holdings.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	225	26,581,500	492,252

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,179,278,162	$—	$—	$5,179,278,162
Other Investment Companies[1]	7,470,326	—	—	7,470,326
Total	$5,186,748,488	$—	$—	$5,186,748,488
Other Financial Instruments
Futures Contracts[2]	$492,252	$—	$—	$492,252
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $4,669,883,417)		$5,186,748,488
Deposit with broker for futures contracts		1,000,000
Receivables:
Dividends		21,852,785
Fund shares sold	+	15,721,962
Total assets		5,225,323,235
Liabilities
Payables:
Investments bought		15,611,189
Investment adviser fees		272,438
Variation margin on futures contracts	+	54,975
Total liabilities		15,938,602
Net Assets
Total assets		5,225,323,235
Total liabilities	–	15,938,602
Net assets		$5,209,384,633
Net Assets by Source
Capital received from investors		4,651,064,769
Net investment income not yet distributed		28,560,981
Net realized capital gains		12,401,560
Net unrealized capital appreciation		517,357,323

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,209,384,633		116,200,001		$44.83

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Dividends		$74,764,942
Expenses
Investment adviser fees		1,632,420
Total expenses	–	1,632,420
Net investment income		73,132,522
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(7,714,293)
Net realized gains on in-kind redemptions		56,806,062
Net realized gains on futures contracts	+	812,748
Net realized gains		49,904,517
Net change in unrealized appreciation (depreciation) on investments		214,719,085
Net change in unrealized appreciation (depreciation) on futures contracts	+	482,004
Net change in unrealized appreciation (depreciation)	+	215,201,089
Net realized and unrealized gains		265,105,606
Increase in net assets resulting from operations		$338,238,128

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$73,132,522	$106,265,224
Net realized gains		49,904,517	62,108,001
Net change in unrealized appreciation (depreciation)	+	215,201,089	408,384,916
Increase in net assets resulting from operations		338,238,128	576,758,141
Distributions to Shareholders
Distributions from net investment income		($70,514,980)	($95,093,961)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,600,000	$921,414,871	44,000,000	$1,750,920,347
Shares redeemed	+	(6,650,000)	(280,196,001)	(11,150,000)	(429,949,595)
Net transactions in fund shares		14,950,000	$641,218,870	32,850,000	$1,320,970,752
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		101,250,001	$4,300,442,615	68,400,001	$2,497,807,683
Total increase	+	14,950,000	908,942,018	32,850,000	1,802,634,932
End of period		116,200,001	$5,209,384,633	101,250,001	$4,300,442,615
Net investment income not yet distributed			$28,560,981		$25,943,439

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF™
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF™	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF™	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF™
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds' investments as of February 28, 2017 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of February 28, 2017, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2017, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Effective March 1, 2017, the advisory fees will include interest expenses, which were previously excluded.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.03%	0.04% [1]	0.04% [1]	0.06% [2,3]	0.06% [2,3]	0.07%
[1]	Prior to December 29, 2016, the advisory fees of the Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF were 0.06%.
[2]	Prior to October 7, 2016, the advisory fees of the Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF were 0.07%.
[3]	Subsequent to the reporting period ended February 28, 2017, and effective March 1, 2017, the advisory fees of the Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF were reduced to 0.05%.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of CSC if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the funds during the report period:
Fund	Balance of Shares Held at 8/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/17	Market Value at 2/28/17	Realized Gains(Losses) 9/1/16 to 2/28/17	Dividends Received 9/1/16 to 2/28/17
Schwab U.S. Broad Market ETF	366,815	49,420	(4,200)	412,035	$16,650,334	$94,238	$58,890
Schwab U.S. Large-Cap ETF	374,662	70,428	(10,593)	434,497	17,558,024	32,209	61,320
Schwab U.S. Large-Cap Growth ETF	365,001	70,578	(2,744)	432,835	17,490,862	55,833	60,473
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2017, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.4%	0.2%
Schwab VIT Growth Portfolio	0.5%	0.2%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.0%*	0.0%*
Schwab Target 2020 Index Fund	0.0%*	0.0%*
Schwab Target 2025 Index Fund	0.1%	0.0%*
Schwab Target 2030 Index Fund	0.1%	0.0%*
Schwab Target 2035 Index Fund	0.1%	0.0%*
Schwab Target 2040 Index Fund	0.1%	0.0%*
Schwab Target 2045 Index Fund	0.0%*	0.0%*
Schwab Target 2050 Index Fund	0.0%*	0.0%*
Schwab Target 2055 Index Fund	0.0%*	0.0%*
Schwab Target 2060 Index Fund	0.0%*	0.0%*
*	Less than 0.05%

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2017, each fund's total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$45,871,190	($8,308,279)
Schwab U.S. Large-Cap ETF	106,663,445	(7,958,360)
Schwab U.S. Large-Cap Growth ETF	122,059,341	(26,840,985)
Schwab U.S. Large-Cap Value ETF	148,432,187	(5,299,306)
Schwab U.S. Mid-Cap ETF	134,528,167	(36,453,021)
Schwab U.S. Small-Cap ETF	190,204,435	3,551,764
Schwab U.S. Dividend Equity ETF	61,501,357	(941,741)
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at February 28, 2017 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2017, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab U.S. Broad Market ETF	$19,971,829	178
Schwab U.S. Large-Cap ETF	15,824,592	142
Schwab U.S. Large-Cap Growth ETF	5,530,847	49
Schwab U.S. Large-Cap Value ETF	6,948,592	62
Schwab U.S. Mid-Cap ETF	4,088,264	36
Schwab U.S. Small-Cap ETF	12,456,141	146
Schwab U.S. Dividend Equity ETF	12,308,938	109

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2017, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab U.S. Broad Market ETF	$216,140,620	$152,881,501
Schwab U.S. Large-Cap ETF	217,238,885	161,361,542
Schwab U.S. Large-Cap Growth ETF	184,949,975	157,191,610
Schwab U.S. Large-Cap Value ETF	150,533,164	142,815,067
Schwab U.S. Mid-Cap ETF	487,569,877	438,280,461
Schwab U.S. Small-Cap ETF	471,430,640	370,127,325
Schwab U.S. Dividend Equity ETF	191,680,317	184,861,964

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended February 28, 2017 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$937,215,026	$79,311,817
Schwab U.S. Large-Cap ETF	1,209,592,883	28,435,414
Schwab U.S. Large-Cap Growth ETF	574,472,022	62,980,251
Schwab U.S. Large-Cap Value ETF	595,284,582	131,080,577
Schwab U.S. Mid-Cap ETF	710,021,315	309,813,819
Schwab U.S. Small-Cap ETF	1,196,319,648	187,799,696
Schwab U.S. Dividend Equity ETF	891,224,183	253,738,914
For the period ended February 28, 2017, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2017 are disclosed in the funds' Statements of Operations.

11. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
August 31, 2019	$—	$721,062	$631,601	$295,384	$218,695	$927,631	$—
No expiration*	48,891,506	32,403,690	16,111,999	11,935,433	65,892,934	89,373,828	36,609,985
Total	$48,891,506	$33,124,752	$16,743,600	$12,230,817	$66,111,629	$90,301,459	$36,609,985
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of August 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the funds did not incur any interest or penalties.

12. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab U.S. Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on January 18, 2017, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amended and restated investment advisory agreement (the Amended Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF (the Funds) to reflect (i) a reduction to the rate paid by the Trust to CSIM as compensation for CSIM’s services rendered to the Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF; and (ii) a
change that would make CSIM responsible for the interest expenses resulting from the Funds’ operations. The Board reviewed materials provided by CSIM relating to these changes (including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Funds by CSIM) and also took into account the extensive information that the Board reviewed and conclusions it reached at its May and June 2016 meetings, in connection with its annual consideration and approval of the continuation of the Funds’ investment advisory agreement. Because the Board had conducted a full review of the Funds’ investment advisory agreement in the spring of 2016, and intends to conduct another such review in the spring of 2017, it limited its discussions in January 2017 primarily to the proposed changes to the agreement.
Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the Amended Agreement with respect to the Funds effective March 1, 2017 through June 30, 2017 and concluded that the compensation payable by the Funds to CSIM under the Amended Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Funds and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately 2,500 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding REITs, master limited partnerships, preferred stocks and convertibles. All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million and meet minimum liquidity criteria. The index is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index that includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors.
Dow Jones U.S. Mid-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1000 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Semiannual Report

Notes

Schwab U.S. Equity ETFs
Schwab ETFs™

Schwab ETFs are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2017 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR54789-07
00191464

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Market Equity ETF, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	7,315,487,513	7,664,297,326
0.6%	Preferred Stock	48,487,184	50,362,298
0.4%	Other Investment Companies	27,240,609	27,240,609
100.0%	Total Investments	7,391,215,306	7,741,900,233
0.0%	Other Assets and Liabilities, Net		1,272,685
100.0%	Net Assets		7,743,172,918

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Australia 6.7%
Banks 2.2%
Australia & New Zealand Banking Group Ltd.	1,492,002	35,446,180
Bank of Queensland Ltd.	210,896	1,921,446
Bendigo & Adelaide Bank Ltd.	250,886	2,357,161
Commonwealth Bank of Australia	879,541	55,667,665
National Australia Bank Ltd.	1,359,303	33,432,748
Westpac Banking Corp.	1,704,276	44,158,203
		172,983,403
Capital Goods 0.0%
CIMIC Group Ltd.	42,704	1,239,116
Commercial & Professional Services 0.1%
ALS Ltd.	270,780	1,257,463
Brambles Ltd.	779,626	5,580,557
Downer EDI Ltd.	273,311	1,477,250
SEEK Ltd.	152,133	1,835,219
		10,150,489
Consumer Services 0.2%
Aristocrat Leisure Ltd.	335,003	4,275,612
Crown Resorts Ltd.	189,894	1,848,360
Domino's Pizza Enterprises Ltd.	29,985	1,284,106
Flight Centre Travel Group Ltd.	37,366	828,540
Tabcorp Holdings Ltd.	383,342	1,255,560
Tatts Group Ltd.	723,299	2,257,800
The Star Entertainment Grp Ltd.	432,378	1,622,277
		13,372,255
Diversified Financials 0.3%
AMP Ltd.	1,521,375	5,708,180
ASX Ltd.	131,136	5,165,208
Challenger Ltd.	317,182	2,789,820
IOOF Holdings Ltd.	226,865	1,508,777
Macquarie Group Ltd.	153,205	10,206,646
Magellan Financial Group Ltd.	57,157	1,003,268
		26,381,899
Energy 0.3%
Caltex Australia Ltd.	142,659	3,086,490
Oil Search Ltd.	611,241	3,280,269
Origin Energy Ltd.	835,642	4,214,690
Santos Ltd.	1,035,912	3,026,551
Whitehaven Coal Ltd. *	358,808	797,263
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	362,207	8,727,652
WorleyParsons Ltd. *	57,627	471,864
		23,604,779
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	577,424	18,965,646
Woolworths Ltd.	663,834	13,147,613
		32,113,259
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	320,280	2,524,034
Treasury Wine Estates Ltd.	357,852	3,276,852
		5,800,886
Health Care Equipment & Services 0.2%
Ansell Ltd.	79,380	1,299,356
Cochlear Ltd.	27,833	2,793,692
Healthscope Ltd.	763,971	1,321,603
Ramsay Health Care Ltd.	71,235	3,821,782
Sonic Healthcare Ltd.	226,264	3,743,685
		12,980,118
Insurance 0.3%
Insurance Australia Group Ltd.	1,371,866	6,328,554
Medibank Pvt Ltd.	1,655,395	3,589,156
QBE Insurance Group Ltd.	702,210	6,646,096
Suncorp Group Ltd.	678,067	6,918,072
		23,481,878
Materials 1.2%
Adelaide Brighton Ltd.	301,597	1,245,211
Alumina Ltd.	1,051,586	1,491,704
Amcor Ltd.	615,051	6,643,991
BHP Billiton Ltd.	1,647,022	31,657,817
BlueScope Steel Ltd.	322,949	3,034,217
Boral Ltd.	576,893	2,599,169
CSR Ltd.	382,386	1,228,909
DuluxGroup Ltd.	184,161	869,376
Fortescue Metals Group Ltd.	875,866	4,464,705
Iluka Resources Ltd.	237,584	1,238,478
Incitec Pivot Ltd.	859,996	2,426,633
James Hardie Industries plc CDI	203,378	3,049,159
Newcrest Mining Ltd.	393,871	6,704,605
Orica Ltd.	184,161	2,589,721
Orora Ltd.	742,898	1,696,396
OZ Minerals Ltd.	193,331	1,382,375
Rio Tinto Ltd.	214,531	10,224,763
Sims Metal Management Ltd.	101,422	984,086
South32 Ltd.	2,806,485	5,372,837
		88,904,152
Media 0.0%
Fairfax Media Ltd.	1,494,299	1,085,702
REA Group Ltd.	18,683	812,021
		1,897,723
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	234,371	21,237,914
Real Estate 0.6%
Dexus Property Group	606,925	4,405,027
Goodman Group	695,444	4,036,925
LendLease Group	326,019	3,817,547

1
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mirvac Group	1,726,843	2,854,519
Scentre Group	2,581,347	8,653,154
Stockland	1,404,582	5,097,188
The GPT Group	1,012,947	3,839,505
Vicinity Centres	1,303,182	2,895,639
Westfield Corp.	1,011,306	6,842,374
		42,441,878
Retailing 0.0%
Harvey Norman Holdings Ltd.	360,315	1,426,695
Software & Services 0.0%
Computershare Ltd.	291,270	3,025,469
Telecommunication Services 0.1%
Telstra Corp., Ltd.	2,093,603	7,758,592
TPG Telecom Ltd.	139,580	669,653
Vocus Group Ltd. (a)	379,680	1,278,596
		9,706,841
Transportation 0.2%
Aurizon Holdings Ltd.	961,224	3,783,869
Macquarie Atlas Roads Group	381,962	1,438,990
Qantas Airways Ltd.	506,633	1,460,718
Sydney Airport	408,502	1,903,305
Transurban Group	1,119,604	9,494,706
		18,081,588
Utilities 0.2%
AGL Energy Ltd.	352,486	6,536,733
APA Group	470,897	3,062,935
AusNet Services	613,870	764,598
DUET Group	1,233,583	2,608,210
		12,972,476
		521,802,818

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	155,182	4,528,055
Raiffeisen Bank International AG *	67,621	1,506,061
		6,034,116
Capital Goods 0.0%
ANDRITZ AG	38,246	2,003,968
Energy 0.1%
OMV AG	96,084	3,681,684
Materials 0.0%
voestalpine AG	66,331	2,799,950
		14,519,718

Belgium 1.1%
Banks 0.1%
KBC Groep N.V.	147,191	9,030,833
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	14,143	1,961,200
Groupe Bruxelles Lambert S.A.	48,042	4,084,464
		6,045,664
Food & Staples Retailing 0.0%
Colruyt S.A.	41,958	1,973,758
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev S.A.	408,582	44,826,936
Insurance 0.1%
Ageas	106,914	4,071,668
Materials 0.1%
Solvay S.A.	33,814	3,950,586
Umicore S.A.	58,718	3,101,905
		7,052,491
Security	Number of Shares	Value ($)
Media 0.0%
Telenet Group Holding N.V. *	35,090	1,988,869
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	64,976	4,640,413
Telecommunication Services 0.0%
Proximus	88,915	2,622,322
		82,252,954

Canada 7.7%
Automobiles & Components 0.1%
Magna International, Inc.	197,722	8,477,959
Banks 2.4%
Bank of Montreal	325,618	24,779,371
Canadian Imperial Bank of Commerce	203,439	17,911,603
National Bank of Canada	166,038	7,105,617
Royal Bank of Canada	755,863	55,061,091
The Bank of Nova Scotia	624,738	36,339,473
The Toronto-Dominion Bank	940,024	48,589,258
		189,786,413
Capital Goods 0.0%
SNC-Lavalin Group, Inc.	75,729	3,092,742
Commercial & Professional Services 0.1%
Waste Connections, Inc.	83,981	7,339,500
Consumer Services 0.1%
Restaurant Brands International, Inc.	118,985	6,509,610
Diversified Financials 0.4%
Brookfield Asset Management, Inc., Class A	465,175	16,802,425
CI Financial Corp.	123,556	2,526,253
IGM Financial, Inc.	74,740	2,297,305
Thomson Reuters Corp.	172,037	7,294,800
		28,920,783
Energy 1.8%
ARC Resources Ltd.	201,214	3,008,069
Cameco Corp.	215,315	2,389,770
Canadian Natural Resources Ltd.	576,580	16,581,926
Cenovus Energy, Inc.	440,712	5,590,216
Crescent Point Energy Corp.	271,172	2,991,297
Enbridge, Inc.	790,000	33,342,897
Encana Corp.	510,075	5,668,998
Husky Energy, Inc. *	179,918	2,146,328
Imperial Oil Ltd.	132,373	4,146,744
Inter Pipeline Ltd.	179,612	3,776,808
Pembina Pipeline Corp.	196,600	6,371,001
Suncor Energy, Inc.	862,780	26,936,429
Tourmaline Oil Corp. *	125,214	2,779,487
TransCanada Corp.	435,451	20,075,230
		135,805,200
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	202,277	9,019,955
George Weston Ltd.	25,531	2,145,495
Loblaw Cos. Ltd.	118,260	6,184,218
Metro, Inc.	136,344	3,987,016
		21,336,684
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	137,953	4,750,679
Insurance 0.7%
Fairfax Financial Holdings Ltd.	11,964	5,401,844
Great-West Lifeco, Inc.	155,750	4,261,679
Intact Financial Corp.	61,469	4,370,056
Manulife Financial Corp.	1,009,153	18,080,864
Power Corp. of Canada	184,189	4,297,210

2
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Power Financial Corp.	105,249	2,737,610
Sun Life Financial, Inc.	316,806	11,529,351
		50,678,614
Materials 0.6%
Agnico Eagle Mines Ltd.	120,976	5,101,370
Agrium, Inc.	71,218	6,885,473
Barrick Gold Corp.	596,668	11,041,816
Franco-Nevada Corp.	92,466	5,976,831
Goldcorp, Inc.	447,816	7,117,314
Potash Corp. of Saskatchewan, Inc.	443,581	7,716,491
Silver Wheaton Corp.	222,419	4,344,429
Turquoise Hill Resources Ltd. *	527,171	1,659,786
		49,843,510
Media 0.1%
Shaw Communications, Inc., B Shares	246,764	5,149,728
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	89,453	1,275,825
Real Estate 0.0%
RioCan Real Estate Investment Trust	158,284	3,188,506
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	38,030	4,373,113
Software & Services 0.1%
CGI Group, Inc., Class A *	137,766	6,351,310
Constellation Software, Inc.	8,010	3,770,799
		10,122,109
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	279,754	1,949,586
Telecommunication Services 0.2%
BCE, Inc.	141,457	6,188,243
Rogers Communications, Inc., B Shares	177,131	7,457,303
TELUS Corp.	95,139	3,104,615
		16,750,161
Transportation 0.5%
Canadian National Railway Co.	355,604	24,797,905
Canadian Pacific Railway Ltd.	75,849	11,191,944
		35,989,849
Utilities 0.1%
Canadian Utilities Ltd., Class A	91,714	2,474,883
Fortis, Inc.	171,507	5,455,540
Hydro One Ltd.	65,648	1,169,763
		9,100,186
		594,440,757

Denmark 1.4%
Banks 0.2%
Danske Bank A/S	412,028	13,795,134
Jyske Bank A/S - Reg’d	36,322	1,876,074
		15,671,208
Capital Goods 0.1%
Vestas Wind Systems A/S	117,570	8,748,418
Commercial & Professional Services 0.0%
ISS A/S	74,916	2,928,096
Consumer Durables & Apparel 0.1%
Pandora A/S	56,305	6,439,457
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	58,091	5,119,814
Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	56,985	4,030,090
William Demant Holding A/S *	80,070	1,644,898
		5,674,988
Security	Number of Shares	Value ($)
Materials 0.1%
Chr Hansen Holding A/S	48,042	2,876,339
Novozymes A/S, B Shares	113,598	4,383,145
		7,259,484
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Genmab A/S *	30,199	6,000,945
H. Lundbeck A/S *	28,225	1,155,631
Novo Nordisk A/S, B Shares	946,936	33,735,018
		40,891,594
Telecommunication Services 0.0%
TDC A/S *	415,185	2,241,227
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	1,790	2,784,160
AP Moller - Maersk A/S, B Shares	3,536	5,782,965
DSV A/S	102,078	5,040,421
		13,607,546
Utilities 0.0%
DONG Energy A/S *	38,679	1,428,275
		110,010,107

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	72,495	2,860,242
Capital Goods 0.2%
Kone Oyj, B Shares (a)	185,313	8,321,567
Metso Oyj	52,243	1,548,269
Wartsila Oyj Abp (a)	83,101	4,285,350
		14,155,186
Energy 0.0%
Neste Oyj	68,850	2,405,501
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	32,028	1,473,967
Insurance 0.1%
Sampo Oyj, A Shares	233,255	10,660,318
Materials 0.2%
Huhtamaki Oyj	51,730	1,871,670
Stora Enso Oyj, R Shares	324,065	3,491,724
UPM-Kymmene Oyj	277,754	6,620,021
		11,983,415
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	69,840	3,453,825
Technology Hardware & Equipment 0.2%
Nokia Oyj	2,944,201	15,135,720
Telecommunication Services 0.0%
Elisa Oyj	62,508	2,090,269
Utilities 0.1%
Fortum Oyj	200,260	3,083,418
		67,301,861

France 8.0%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	95,361	10,746,109
Faurecia	41,700	1,838,439
Peugeot S.A. *	214,043	4,084,860
Renault S.A.	92,540	8,231,455
Valeo S.A.	128,112	7,897,005
		32,797,868
Banks 0.7%
BNP Paribas S.A.	501,182	29,359,809
Credit Agricole S.A.	592,633	7,175,793

3
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Natixis S.A.	526,511	2,881,833
Societe Generale S.A.	376,967	16,787,683
		56,205,118
Capital Goods 1.4%
Airbus SE	278,610	20,522,252
Alstom S.A. *	92,510	2,518,966
Bouygues S.A.	109,501	4,231,858
Compagnie de Saint-Gobain	245,548	11,801,379
Eiffage S.A.	29,880	2,140,618
Legrand S.A.	149,813	8,472,160
Rexel S.A.	165,862	2,690,379
Safran S.A.	153,826	10,977,671
Schneider Electric SE	284,339	19,303,634
Thales S.A.	55,120	5,447,057
Vinci S.A.	237,541	17,166,475
Zodiac Aerospace	107,452	3,165,598
		108,438,047
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	126,473	2,420,368
Edenred	104,137	2,363,611
Societe BIC S.A.	17,017	2,111,104
Teleperformance	28,404	3,154,028
		10,049,111
Consumer Durables & Apparel 0.6%
Christian Dior SE	21,915	4,655,047
Hermes International	11,747	5,141,484
Kering	37,504	9,155,939
LVMH Moet Hennessy Louis Vuitton SE	128,127	25,793,188
SEB S.A.	14,109	1,864,283
		46,609,941
Consumer Services 0.1%
Accor S.A.	98,063	3,881,515
Sodexo S.A.	48,062	5,288,368
		9,169,883
Diversified Financials 0.1%
Amundi S.A.	21,844	1,270,130
Eurazeo S.A.	25,532	1,581,696
Wendel S.A.	18,683	2,073,599
		4,925,425
Energy 0.8%
TechnipFMC plc *	235,592	7,621,602
Total S.A.	1,103,685	55,179,090
		62,800,692
Food & Staples Retailing 0.1%
Carrefour S.A.	292,074	6,995,465
Casino Guichard Perrachon S.A.	34,697	1,840,317
		8,835,782
Food, Beverage & Tobacco 0.4%
Danone S.A.	285,984	19,011,144
Pernod-Ricard S.A.	112,133	12,856,556
Remy Cointreau S.A.	11,992	1,068,475
		32,936,175
Health Care Equipment & Services 0.2%
BioMerieux	10,676	1,646,060
Essilor International S.A.	104,690	12,030,994
Orpea	18,957	1,650,575
Sartorius Stedim Biotech	8,844	565,456
		15,893,085
Household & Personal Products 0.3%
L'Oreal S.A.	120,183	22,418,866
Security	Number of Shares	Value ($)
Insurance 0.4%
AXA S.A.	988,397	23,389,525
CNP Assurances	96,676	1,796,197
SCOR SE	86,729	3,141,674
		28,327,396
Materials 0.4%
Air Liquide S.A.	197,696	21,406,311
Arkema S.A.	36,230	3,522,566
Imerys S.A.	18,683	1,513,162
		26,442,039
Media 0.3%
Eutelsat Communications S.A.	92,202	1,817,904
JCDecaux S.A.	39,017	1,250,003
Lagardere S.C.A.	72,694	1,833,788
Publicis Groupe S.A.	102,604	6,937,388
SES S.A.	195,579	4,003,695
Vivendi S.A.	563,753	9,977,076
		25,819,854
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Eurofins Scientific SE	4,207	1,802,895
Ipsen S.A.	20,088	1,789,821
Sanofi	567,510	49,044,923
		52,637,639
Real Estate 0.1%
Fonciere Des Regions	18,683	1,542,742
Gecina S.A.	26,690	3,406,131
Klepierre	81,844	3,049,513
		7,998,386
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	333,967	5,110,175
Software & Services 0.2%
Atos SE	46,875	5,553,745
Cap Gemini S.A.	77,401	6,636,453
Dassault Systemes S.A.	69,944	5,665,603
		17,855,801
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	29,434	2,648,499
Telecommunication Services 0.3%
Iliad S.A.	10,676	2,217,247
Orange S.A.	966,606	14,651,802
SFR Group S.A. *	56,612	1,654,287
		18,523,336
Transportation 0.1%
Aeroports de Paris	14,608	1,660,903
Bollore S.A.	533,800	2,075,443
Groupe Eurotunnel SE - Reg'd	262,483	2,454,447
		6,190,793
Utilities 0.2%
Electricite de France S.A. (a)	137,343	1,349,951
Engie S.A.	748,373	9,176,851
Suez	202,844	3,050,997
Veolia Environnement S.A.	237,730	3,902,854
		17,480,653
		620,114,564

Germany 7.5%
Automobiles & Components 0.9%
Bayerische Motoren Werke AG	170,263	15,264,342
Continental AG	56,049	11,405,292
Daimler AG - Reg'd	513,437	37,448,481

4
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hella KGaA Hueck & Co.	9,555	378,814
Volkswagen AG	12,092	1,834,831
		66,331,760
Banks 0.1%
Commerzbank AG	511,313	3,912,455
Capital Goods 0.9%
Brenntag AG	79,005	4,543,412
GEA Group AG	97,016	3,787,497
HOCHTIEF AG	12,723	1,946,802
KION Group AG	35,622	2,084,127
MAN SE	16,857	1,735,518
MTU Aero Engines AG	24,354	3,100,251
OSRAM Licht AG	45,373	2,704,769
Siemens AG - Reg'd	389,240	50,790,863
		70,693,239
Consumer Durables & Apparel 0.3%
adidas AG	104,830	17,644,548
HUGO BOSS AG	32,830	2,266,837
		19,911,385
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	705,959	13,952,826
Deutsche Boerse AG *	98,454	8,463,532
		22,416,358
Food & Staples Retailing 0.0%
METRO AG	91,997	2,860,829
Food, Beverage & Tobacco 0.0%
Suedzucker AG	18,710	479,138
Health Care Equipment & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	115,638	9,651,983
Fresenius SE & Co. KGaA	204,735	16,320,705
		25,972,688
Household & Personal Products 0.1%
Beiersdorf AG	52,032	4,761,506
Henkel AG & Co. KGaA	60,015	6,488,794
		11,250,300
Insurance 0.8%
Allianz SE - Reg'd	233,387	40,721,107
Hannover Rueck SE	34,697	3,930,239
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	75,211	14,257,585
		58,908,931
Materials 1.2%
BASF SE	470,880	43,981,383
Covestro AG	32,594	2,461,466
Evonik Industries AG	91,219	2,937,927
Fuchs Petrolub SE	26,690	1,136,134
HeidelbergCement AG	72,948	6,837,557
K+S AG - Reg'd	106,768	2,503,878
LANXESS AG	48,709	3,317,699
Linde AG	96,586	15,738,659
Symrise AG	62,419	3,894,024
ThyssenKrupp AG	224,278	5,623,108
Wacker Chemie AG	10,676	1,200,229
		89,632,064
Media 0.1%
Axel Springer SE	32,028	1,679,866
ProSiebenSat.1 Media SE	111,257	4,475,282
RTL Group S.A. *	18,683	1,441,692
		7,596,840
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg'd	421,954	46,540,627
Merck KGaA	69,394	7,606,080
QIAGEN N.V. *	120,765	3,451,939
		57,598,646
Real Estate 0.2%
Deutsche Wohnen AG	159,287	5,488,202
LEG Immobilien AG *	32,375	2,676,106
Vonovia SE	229,855	8,033,182
		16,197,490
Retailing 0.0%
Fielmann AG	16,014	1,189,962
Zalando SE *	64,352	2,581,361
		3,771,323
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	582,162	10,392,569
Software & Services 0.6%
SAP SE	462,079	43,183,898
United Internet AG - Reg'd	59,904	2,474,867
Wirecard AG (a)	65,418	3,029,731
		48,688,496
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	1,626,047	28,181,027
Telefonica Deutschland Holding AG	379,807	1,672,448
		29,853,475
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd	120,105	1,765,034
Deutsche Post AG - Reg'd	469,744	16,159,978
Fraport AG Frankfurt Airport Services Worldwide	24,021	1,508,766
		19,433,778
Utilities 0.2%
E.ON SE	951,659	7,408,291
Innogy SE *	67,025	2,414,384
RWE AG *	265,917	3,801,890
Uniper SE *	104,447	1,487,204
		15,111,769
		581,013,533

Hong Kong 3.3%
Automobiles & Components 0.0%
Minth Group Ltd.	346,179	1,101,536
Xinyi Glass Holdings Ltd. *	1,204,209	1,092,134
		2,193,670
Banks 0.3%
BOC Hong Kong Holdings Ltd.	1,995,332	7,891,412
Hang Seng Bank Ltd.	403,221	8,269,655
The Bank of East Asia Ltd.	791,012	3,271,066
		19,432,133
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	1,490,219	18,410,683
Hopewell Holdings Ltd.	593,592	2,167,915
Jardine Matheson Holdings Ltd.	111,747	6,948,428
Jardine Strategic Holdings Ltd.	125,929	4,697,152
		32,224,178
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	4,095,834	1,825,659
Prada S.p.A.	262,158	999,668
Samsonite International S.A.	803,859	2,443,954

5
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Techtronic Industries Co., Ltd.	691,513	2,476,546
Yue Yuen Industrial Holdings Ltd.	450,162	1,675,976
		9,421,803
Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	2,872,536	851,127
Galaxy Entertainment Group Ltd.	1,140,165	5,464,014
Sands China Ltd.	1,302,972	5,438,527
Wynn Macau Ltd.	1,012,129	1,804,568
		13,558,236
Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	654,367	16,244,423
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	2,170,073	715,674
Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd.	1,030,982	993,468
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	1,524,754	3,005,332
Tingyi Cayman Islands Holding Corp.	1,263,804	1,416,446
Want Want China Holdings Ltd.	3,699,264	2,382,794
WH Group Ltd.	3,307,599	2,586,442
		9,391,014
Insurance 0.5%
AIA Group Ltd.	6,276,560	39,660,838
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	1,482,581	10,084,481
Hang Lung Group Ltd.	389,365	1,617,662
Hang Lung Properties Ltd.	1,217,834	3,075,002
Henderson Land Development Co., Ltd.	556,325	3,232,260
Hongkong Land Holdings Ltd.	620,368	4,237,113
Hysan Development Co., Ltd.	278,536	1,298,946
Kerry Properties Ltd.	551,254	1,690,168
Link REIT	1,223,046	8,437,299
New World Development Co., Ltd.	2,987,583	3,910,343
Shui On Land Ltd.	4,003,500	897,409
Sino Land Co., Ltd.	1,609,821	2,803,854
Sun Hung Kai Properties Ltd.	730,652	10,683,354
Swire Pacific Ltd., Class A	371,601	3,820,155
Swire Properties Ltd.	775,764	2,333,553
The Wharf Holdings Ltd.	663,031	5,257,304
Wheelock & Co., Ltd.	428,354	2,783,974
		66,162,877
Retailing 0.0%
Esprit Holdings Ltd. *	1,334,500	1,263,593
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	155,179	1,930,129
Semiconductor Manufacturing International Corp. *	1,617,051	2,104,003
Xinyi Solar Holdings Ltd. *(a)	2,090,121	735,081
		4,769,213
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	409,476	4,312,384
VTech Holdings Ltd.	101,942	1,150,425
		5,462,809
Telecommunication Services 0.0%
PCCW Ltd.	2,669,000	1,626,338
Transportation 0.1%
Cathay Pacific Airways Ltd.	492,784	723,707
MTR Corp. Ltd.	828,065	4,379,038
		5,102,745
Security	Number of Shares	Value ($)
Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	321,284	2,646,859
CLP Holdings Ltd.	785,485	7,988,978
Hong Kong & China Gas Co., Ltd.	4,278,606	8,234,820
Power Assets Holdings Ltd.	758,594	6,806,623
		25,677,280
		253,900,292

Ireland 0.2%
Banks 0.1%
Bank of Ireland *	14,135,255	3,364,507
Food, Beverage & Tobacco 0.1%
Glanbia plc	104,944	2,060,769
Kerry Group plc, A Shares	76,146	5,866,173
		7,926,942
Transportation 0.0%
Ryanair Holdings plc *	111,450	1,693,503
		12,984,952

Israel 0.5%
Banks 0.2%
Bank Hapoalim B.M.	608,532	3,752,862
Bank Leumi Le-Israel *	814,326	3,570,212
First International Bank of Israel Ltd.	70,156	1,099,470
Israel Discount Bank Ltd., A Shares *	732,483	1,621,792
Mizrahi Tefahot Bank Ltd.	99,350	1,659,336
		11,703,672
Capital Goods 0.0%
Elbit Systems Ltd.	11,896	1,406,815
Materials 0.1%
Frutarom Industries Ltd.	19,899	1,129,339
Israel Chemicals Ltd.	364,149	1,550,507
		2,679,846
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	470,874	16,582,712
Real Estate 0.0%
Azrieli Group	21,352	1,062,233
Gazit-Globe Ltd.	78,867	821,103
		1,883,336
Software & Services 0.0%
NICE Ltd.	32,819	2,280,011
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,162,865	2,076,373
		38,612,765

Italy 1.9%
Automobiles & Components 0.1%
Ferrari N.V.	75,502	4,934,048
Fiat Chrysler Automobiles N.V. *	531,455	5,833,599
		10,767,647
Banks 0.4%
FinecoBank Banca Fineco S.p.A.	190,403	1,092,540
Intesa Sanpaolo S.p.A.	6,651,522	15,549,394
Mediobanca S.p.A.	312,273	2,510,228
UniCredit S.p.A.	1,059,321	14,239,275
Unione di Banche Italiane S.p.A. (a)	409,928	1,284,989
		34,676,426

6
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Capital Goods 0.1%
CNH Industrial N.V.	470,448	4,379,107
Leonardo S.p.A. *	217,318	2,995,059
Prysmian S.p.A.	109,944	2,805,004
		10,179,170
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	82,360	4,354,782
Diversified Financials 0.1%
Banca Mediolanum S.p.A.	126,557	829,066
EXOR N.V.	64,112	3,047,249
		3,876,315
Energy 0.4%
Eni S.p.A.	1,249,314	19,275,604
Saipem S.p.A. *	3,361,311	1,539,772
Snam S.p.A.	1,212,031	4,842,519
Tenaris S.A.	245,548	4,052,076
		29,709,971
Food, Beverage & Tobacco 0.0%
Davide Campari-Milano S.p.A.	174,557	1,771,375
Parmalat S.p.A.	256,761	804,315
		2,575,690
Insurance 0.2%
Assicurazioni Generali S.p.A.	656,574	9,432,572
Poste Italiane S.p.A.	201,634	1,298,393
UnipolSai S.p.A.	532,361	1,131,374
		11,862,339
Media 0.0%
Mediaset S.p.A.	467,075	1,928,675
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	48,122	1,532,499
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	4,820,266	3,920,902
Telecom Italia S.p.A. - RSP *	3,459,024	2,311,926
		6,232,828
Transportation 0.1%
Atlantia S.p.A.	281,270	6,605,192
Utilities 0.3%
Enel S.p.A.	3,869,506	16,660,757
Italgas S.p.A. *	242,140	965,896
Terna Rete Elettrica Nazionale S.p.A.	835,397	3,880,993
		21,507,646
		145,809,180

Japan 22.2%
Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	102,438	5,108,853
Bridgestone Corp.	334,121	13,381,563
Calsonic Kansei Corp.	76,636	879,480
Denso Corp.	261,890	11,684,809
Fuji Heavy Industries Ltd.	318,221	11,965,462
Honda Motor Co., Ltd.	923,766	28,806,539
Isuzu Motors Ltd.	289,200	3,886,242
Koito Manufacturing Co., Ltd.	59,217	3,064,454
Mazda Motor Corp.	296,649	4,178,566
Mitsubishi Motors Corp.	350,888	2,279,980
NGK Spark Plug Co., Ltd.	115,337	2,621,460
Nissan Motor Co., Ltd.	1,056,370	10,442,376
NOK Corp.	67,989	1,558,062
Stanley Electric Co., Ltd.	91,106	2,577,204
Sumitomo Electric Industries Ltd.	414,166	6,772,281
Sumitomo Rubber Industries Ltd.	112,392	1,862,401
Suzuki Motor Corp.	214,905	8,439,850
Security	Number of Shares	Value ($)
The Yokohama Rubber Co., Ltd.	62,196	1,241,863
Toyo Tire & Rubber Co., Ltd.	23,600	384,105
Toyota Industries Corp.	80,921	3,963,419
Toyota Motor Corp.	1,412,675	80,365,343
Yamaha Motor Co., Ltd.	155,376	3,609,262
		209,073,574
Banks 1.9%
Aozora Bank Ltd.	665,081	2,502,561
Concordia Financial Group Ltd.	671,395	3,587,254
Fukuoka Financial Group, Inc.	404,736	1,895,533
Japan Post Bank Co., Ltd.	217,181	2,733,082
Kyushu Financial Group, Inc.	240,706	1,654,403
Mitsubishi UFJ Financial Group, Inc.	6,985,748	46,103,377
Mizuho Financial Group, Inc.	12,998,988	24,363,300
Resona Holdings, Inc.	1,154,684	6,470,813
Seven Bank Ltd.	266,900	832,534
Shinsei Bank Ltd.	926,673	1,697,886
Sumitomo Mitsui Financial Group, Inc.	666,183	26,061,429
Sumitomo Mitsui Trust Holdings, Inc.	195,270	7,031,710
Suruga Bank Ltd.	104,701	2,330,120
The Bank of Kyoto Ltd.	219,038	1,791,301
The Chiba Bank Ltd.	342,352	2,401,987
The Chugoku Bank Ltd.	123,305	1,974,908
The Gunma Bank Ltd.	276,152	1,609,251
The Hachijuni Bank Ltd.	271,475	1,722,726
The Hiroshima Bank Ltd.	350,847	1,665,100
The Iyo Bank Ltd.	209,678	1,551,713
The Juroku Bank Ltd.	273,218	971,898
The San-In Godo Bank Ltd.	92,168	828,717
The Shiga Bank Ltd.	152,563	844,050
The Shizuoka Bank Ltd.	289,172	2,548,363
Yamaguchi Financial Group, Inc.	136,214	1,577,811
		146,751,827
Capital Goods 3.1%
Amada Holdings Co., Ltd.	213,765	2,426,434
Asahi Glass Co., Ltd.	444,319	3,645,572
COMSYS Holdings Corp.	93,810	1,670,193
Daifuku Co., Ltd.	47,329	1,109,991
Daikin Industries Ltd.	143,604	13,688,490
Ebara Corp.	49,219	1,456,092
FANUC Corp.	101,781	20,126,957
Fuji Electric Co., Ltd.	307,894	1,708,917
Hino Motors Ltd.	159,156	1,856,358
Hoshizaki Corp.	28,741	2,286,231
IHI Corp. *	731,566	2,288,494
ITOCHU Corp.	765,474	11,127,885
JGC Corp.	125,973	2,270,971
JTEKT Corp.	131,391	2,240,640
Kajima Corp.	459,348	3,005,253
Kawasaki Heavy Industries Ltd.	798,041	2,517,839
Keihan Holdings Co., Ltd.	276,117	1,752,184
Komatsu Ltd.	493,845	11,963,774
Kubota Corp.	606,894	9,695,875
Kurita Water Industries Ltd.	64,367	1,541,793
LIXIL Group Corp.	152,763	3,758,829
Mabuchi Motor Co., Ltd.	30,556	1,657,728
Makita Corp.	64,384	4,476,985
Marubeni Corp.	822,082	5,340,208
Minebea Mitsumi, Inc.	195,107	2,413,443
MISUMI Group, Inc.	163,754	2,873,031
Mitsubishi Corp.	711,146	16,109,394
Mitsubishi Electric Corp.	1,039,891	15,312,333
Mitsubishi Heavy Industries Ltd.	1,607,194	6,377,925
Mitsui & Co., Ltd.	896,292	13,770,621
Mitsui Engineering & Shipbuilding Co., Ltd.	593,298	981,008
MonotaRO Co., Ltd.	35,428	1,006,936

7
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nabtesco Corp.	67,069	1,873,268
NGK Insulators Ltd.	137,075	2,963,618
Nidec Corp.	126,584	11,868,134
NSK Ltd.	228,667	3,274,117
NTN Corp.	241,405	1,206,108
Obayashi Corp.	358,044	3,340,912
Seibu Holdings, Inc.	141,046	2,424,199
Shimizu Corp.	360,965	3,326,227
SMC Corp.	30,676	8,732,454
Sojitz Corp.	927,209	2,411,564
Sumitomo Corp.	636,832	8,591,839
Sumitomo Heavy Industries Ltd.	347,310	2,467,815
Taisei Corp.	542,234	3,818,925
The Japan Steel Works Ltd.	52,119	934,914
THK Co., Ltd.	73,087	1,908,094
Toshiba Corp. *	1,254,466	2,334,360
TOTO Ltd.	88,238	3,410,907
Toyota Tsusho Corp.	142,648	4,271,089
		241,616,928
Commercial & Professional Services 0.4%
Dai Nippon Printing Co., Ltd.	337,034	3,681,061
Nihon M&A Center, Inc.	35,581	1,095,558
Park24 Co., Ltd.	55,524	1,565,699
Recruit Holdings Co., Ltd.	165,857	8,167,959
Secom Co., Ltd.	109,891	8,039,128
Sohgo Security Services Co., Ltd.	35,628	1,353,345
Temp Holdings Co., Ltd.	89,368	1,520,019
Toppan Printing Co., Ltd.	329,057	3,329,245
		28,752,014
Consumer Durables & Apparel 0.9%
Asics Corp.	96,574	1,709,908
Bandai Namco Holdings, Inc.	109,951	3,179,081
Casio Computer Co., Ltd.	123,314	1,671,961
Haseko Corp.	195,377	2,322,487
Iida Group Holdings Co., Ltd.	70,195	1,192,032
Nikon Corp.	212,703	3,264,164
Panasonic Corp.	1,103,319	12,158,845
Rinnai Corp.	29,453	2,384,986
Sega Sammy Holdings, Inc.	99,083	1,463,862
Sekisui Chemical Co., Ltd.	213,720	3,543,376
Sekisui House Ltd.	314,962	5,054,424
Sharp Corp. *(a)	731,624	2,177,511
Shimano, Inc.	40,595	6,022,943
Sony Corp.	657,088	20,425,902
Sumitomo Forestry Co., Ltd.	136,506	1,994,792
Wacoal Holdings Corp.	54,180	683,273
Yamaha Corp.	84,539	2,211,607
		71,461,154
Consumer Services 0.1%
Benesse Holdings, Inc.	54,428	1,680,733
Oriental Land Co., Ltd.	104,655	5,904,119
Resorttrust, Inc.	56,839	1,046,506
		8,631,358
Diversified Financials 0.5%
Acom Co., Ltd. *	297,403	1,249,313
AEON Financial Service Co., Ltd.	56,436	1,096,589
Credit Saison Co., Ltd.	123,614	2,354,395
Daiwa Securities Group, Inc.	870,834	5,544,041
Japan Exchange Group, Inc.	287,099	3,985,027
Mitsubishi UFJ Lease & Finance Co., Ltd.	274,240	1,522,126
Nomura Holdings, Inc.	1,732,313	11,291,736
ORIX Corp.	660,073	10,309,493
SBI Holdings, Inc.	153,697	2,159,464
Zenkoku Hosho Co., Ltd.	42,437	1,386,309
		40,898,493
Security	Number of Shares	Value ($)
Energy 0.2%
Idemitsu Kosan Co., Ltd.	64,792	2,096,322
Inpex Corp.	489,471	4,882,242
JX Holdings, Inc.	1,298,362	6,209,532
Showa Shell Sekiyu K.K.	155,778	1,576,089
TonenGeneral Sekiyu K.K.	171,683	2,063,848
		16,828,033
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	388,290	5,812,984
Ain Holdings, Inc.	5,500	396,702
FamilyMart UNY Holdings Co., Ltd.	47,579	2,917,209
Lawson, Inc.	35,146	2,434,477
Matsumotokiyoshi Holdings Co., Ltd.	22,913	1,087,438
Seven & i Holdings Co., Ltd.	404,423	15,904,377
Sugi Holdings Co., Ltd.	24,631	1,140,355
Sundrug Co., Ltd.	22,072	1,457,855
Tsuruha Holdings, Inc.	22,072	2,051,650
		33,203,047
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	278,536	5,661,088
Asahi Group Holdings Ltd.	217,771	7,725,192
Calbee, Inc.	37,542	1,278,411
Ezaki Glico Co., Ltd.	31,709	1,530,398
Itoham Yonekyu Holdings, Inc. *	158,309	1,581,887
Japan Tobacco, Inc.	614,186	20,623,826
Kewpie Corp.	68,947	1,841,914
Kikkoman Corp.	105,233	3,183,749
Kirin Holdings Co., Ltd.	455,407	7,871,986
Megmilk Snow Brand Co., Ltd.	32,696	894,220
MEIJI Holdings Co., Ltd.	72,202	5,795,003
NH Foods Ltd.	91,406	2,445,990
Nichirei Corp.	57,351	1,341,445
Nisshin Seifun Group, Inc.	177,758	2,683,409
Nissin Foods Holdings Co., Ltd.	43,544	2,447,976
Sapporo Holdings Ltd.	48,912	1,234,112
Suntory Beverage & Food Ltd.	69,502	2,925,812
Toyo Suisan Kaisha Ltd.	57,039	2,100,377
Yakult Honsha Co., Ltd.	59,518	3,260,896
Yamazaki Baking Co., Ltd.	67,009	1,349,343
		77,777,034
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	107,624	1,944,995
Asahi Intecc Co., Ltd.	18,867	747,024
Hoya Corp.	207,243	9,417,021
M3, Inc.	96,558	2,459,582
Medipal Holdings Corp.	73,499	1,217,265
Miraca Holdings, Inc.	28,070	1,349,748
Nipro Corp.	110,219	1,431,364
Olympus Corp.	167,035	5,934,344
Suzuken Co., Ltd.	48,062	1,632,351
Sysmex Corp.	73,635	4,271,271
Terumo Corp.	177,935	6,194,368
		36,599,333
Household & Personal Products 0.4%
Kao Corp.	260,879	13,526,023
Kobayashi Pharmaceutical Co., Ltd.	28,560	1,327,363
Kose Corp.	14,080	1,210,615
Lion Corp.	125,973	2,184,275
Pigeon Corp.	61,446	1,815,069
Shiseido Co., Ltd.	211,663	5,590,241
Unicharm Corp.	205,797	4,644,389
		30,297,975
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	586,919	11,081,614
Japan Post Holdings Co., Ltd.	233,227	3,003,800

8
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Japan Post Insurance Co., Ltd.	33,212	803,844
MS&AD Insurance Group Holdings, Inc.	266,900	9,062,458
Sompo Holdings, Inc.	196,352	7,367,258
Sony Financial Holdings, Inc.	81,070	1,430,327
T&D Holdings, Inc.	328,311	5,057,371
Tokio Marine Holdings, Inc.	366,734	16,123,382
		53,930,054
Materials 1.5%
Air Water, Inc.	128,632	2,452,268
Asahi Kasei Corp.	676,745	6,620,167
Daicel Corp.	181,812	2,214,861
Denka Co., Ltd.	243,287	1,272,046
DIC Corp.	46,622	1,708,452
Dowa Holdings Co., Ltd.	121,335	987,945
Hitachi Chemical Co., Ltd.	56,839	1,607,860
Hitachi Metals Ltd.	131,291	1,877,514
JFE Holdings, Inc.	274,977	5,222,560
JSR Corp.	127,301	2,183,408
Kaneka Corp.	139,734	1,095,292
Kansai Paint Co., Ltd.	115,337	2,249,321
Kobe Steel Ltd. *	159,258	1,552,938
Kuraray Co., Ltd.	225,008	3,428,866
Maruichi Steel Tube Ltd.	45,454	1,444,242
Mitsubishi Chemical Holdings Corp.	721,121	5,560,272
Mitsubishi Gas Chemical Co., Inc.	86,976	1,839,257
Mitsubishi Materials Corp.	70,479	2,349,615
Mitsui Chemicals, Inc.	537,066	2,740,892
Nippon Kayaku Co., Ltd.	85,701	1,180,366
Nippon Paint Holdings Co., Ltd.	94,749	3,069,805
Nippon Shokubai Co., Ltd.	16,916	1,123,349
Nippon Steel & Sumitomo Metal Corp.	401,971	9,928,470
Nissan Chemical Industries Ltd.	75,411	2,439,896
Nisshin Steel Co., Ltd. (a)	40,785	582,148
Nitto Denko Corp.	83,529	7,062,469
Oji Holdings Corp.	458,209	2,203,302
Shin-Etsu Chemical Co., Ltd.	211,807	17,989,918
Showa Denko K.K.	63,151	1,117,003
Sumitomo Chemical Co., Ltd.	712,984	3,989,167
Sumitomo Metal Mining Co., Ltd.	275,877	3,848,988
Sumitomo Osaka Cement Co., Ltd.	131,291	547,999
Taiheiyo Cement Corp.	678,952	2,396,979
Teijin Ltd.	101,674	1,952,875
Toray Industries, Inc.	812,270	7,296,164
Tosoh Corp.	331,892	2,898,141
Toyo Seikan Group Holdings Ltd.	71,401	1,298,664
Ube Industries Ltd.	530,228	1,331,672
		120,665,151
Media 0.2%
CyberAgent, Inc.	53,980	1,507,686
Dentsu, Inc.	117,984	6,559,061
Hakuhodo DY Holdings, Inc.	142,419	1,757,882
Shochiku Co., Ltd.	72,793	842,534
Toho Co., Ltd.	69,534	1,976,298
		12,643,461
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Astellas Pharma, Inc.	1,102,576	14,900,075
Chugai Pharmaceutical Co., Ltd.	118,096	3,952,894
Daiichi Sankyo Co., Ltd.	340,528	7,793,019
Eisai Co., Ltd.	138,956	7,825,551
Hisamitsu Pharmaceutical Co., Inc.	43,178	2,330,921
Kaken Pharmaceutical Co., Ltd.	21,448	1,157,849
Kyowa Hakko Kirin Co., Ltd.	132,335	1,988,248
Mitsubishi Tanabe Pharma Corp.	135,022	2,787,691
Nippon Shinyaku Co., Ltd.	30,249	1,638,369
Ono Pharmaceutical Co., Ltd.	246,692	5,484,617
Otsuka Holdings Co., Ltd.	210,949	9,636,326
Security	Number of Shares	Value ($)
PeptiDream, Inc. *(a)	28,510	1,358,165
Rohto Pharmaceutical Co., Ltd.	51,521	985,431
Santen Pharmaceutical Co., Ltd.	222,231	3,197,854
Sawai Pharmaceutical Co., Ltd.	17,634	956,682
Shionogi & Co., Ltd.	155,622	7,647,225
Sumitomo Dainippon Pharma Co., Ltd.	125,709	2,228,011
Taisho Pharmaceutical Holdings Co., Ltd.	21,922	1,792,790
Takeda Pharmaceutical Co., Ltd.	395,732	18,469,969
Tsumura & Co.	60,904	1,812,668
		97,944,355
Real Estate 0.7%
Aeon Mall Co., Ltd.	70,020	1,079,541
Daito Trust Construction Co., Ltd.	38,217	5,369,542
Daiwa House Industry Co., Ltd.	343,394	9,465,318
Hulic Co., Ltd.	190,549	1,820,592
Mitsubishi Estate Co., Ltd.	622,093	12,204,443
Mitsui Fudosan Co., Ltd.	491,487	11,170,858
Nomura Real Estate Holdings, Inc.	56,794	967,506
NTT Urban Development Corp.	147,445	1,361,315
Sumitomo Realty & Development Co., Ltd.	216,199	5,992,162
Tokyo Tatemono Co., Ltd.	88,226	1,249,839
Tokyu Fudosan Holdings Corp.	266,900	1,526,710
		52,207,826
Retailing 0.6%
Adastria Co., Ltd.	14,250	370,499
Aoyama Trading Co., Ltd.	48,962	1,842,338
Don Quijote Holdings Co., Ltd.	56,698	2,016,875
Fast Retailing Co., Ltd.	27,144	8,610,096
Hikari Tsushin, Inc.	10,686	1,050,596
Isetan Mitsukoshi Holdings Ltd.	216,268	2,781,514
J Front Retailing Co., Ltd.	129,216	1,993,358
Marui Group Co., Ltd.	132,946	1,844,145
Nitori Holdings Co., Ltd.	38,132	4,457,850
Rakuten, Inc.	468,601	4,661,509
Ryohin Keikaku Co., Ltd.	13,876	2,945,480
Sanrio Co., Ltd.	50,921	1,012,640
Shimamura Co., Ltd.	16,102	2,092,533
Start Today Co., Ltd.	82,854	1,738,760
Takashimaya Co., Ltd.	171,176	1,546,757
USS Co., Ltd.	166,087	2,856,070
Yamada Denki Co., Ltd.	486,738	2,492,746
		44,313,766
Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	116,033	2,047,184
Disco Corp.	11,036	1,665,979
Rohm Co., Ltd.	43,865	2,846,315
SCREEN Holdings Co., Ltd.	19,161	1,298,122
Sumco Corp.	93,595	1,381,945
Tokyo Electron Ltd.	83,063	8,322,261
		17,561,806
Software & Services 0.6%
DeNA Co., Ltd.	60,878	1,374,972
Fujitsu Ltd.	937,309	5,467,950
Kakaku.com, Inc.	65,835	954,412
Konami Holdings Corp.	51,531	2,183,107
Nexon Co., Ltd.	64,716	1,080,480
Nintendo Co., Ltd.	56,286	11,822,148
Nomura Research Institute Ltd.	74,294	2,576,402
NTT Data Corp.	69,734	3,303,304
Obic Co., Ltd.	50,921	2,380,273
Oracle Corp. Japan	25,929	1,515,624
Otsuka Corp.	37,726	1,925,329
Square Enix Holdings Co., Ltd.	56,139	1,713,498
TIS, Inc.	54,951	1,338,843

9
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Trend Micro, Inc.	53,708	2,361,741
Yahoo Japan Corp.	800,700	3,728,513
		43,726,596
Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	105,859	3,164,842
Azbil Corp.	37,546	1,211,432
Brother Industries Ltd.	144,350	2,731,277
Canon, Inc.	548,381	16,081,137
Citizen Watch Co., Ltd.	203,272	1,328,077
FUJIFILM Holdings Corp.	193,372	7,504,323
Hamamatsu Photonics K.K.	96,556	2,856,508
Hirose Electric Co., Ltd.	14,656	1,975,354
Hitachi High-Technologies Corp.	31,172	1,303,883
Hitachi Ltd.	2,381,052	13,168,834
Ibiden Co., Ltd.	67,288	1,093,953
Keyence Corp.	46,066	17,893,626
Konica Minolta, Inc.	259,807	2,514,823
Kyocera Corp.	157,669	8,706,074
Murata Manufacturing Co., Ltd.	98,345	14,195,574
NEC Corp.	1,396,478	3,494,783
Nippon Electric Glass Co., Ltd.	201,308	1,255,870
Omron Corp.	97,196	4,195,886
Ricoh Co., Ltd.	334,375	2,925,800
Seiko Epson Corp.	158,537	3,560,830
Shimadzu Corp.	133,764	2,189,050
TDK Corp.	61,836	4,222,434
Topcon Corp.	55,140	969,884
Yaskawa Electric Corp.	115,337	2,170,977
Yokogawa Electric Corp.	159,355	2,491,057
		123,206,288
Telecommunication Services 1.0%
KDDI Corp.	959,709	25,209,677
Nippon Telegraph & Telephone Corp.	125,833	5,343,277
NTT DOCOMO, Inc.	682,063	16,258,319
SoftBank Group Corp.	442,369	33,061,533
		79,872,806
Transportation 1.2%
ANA Holdings, Inc.	659,985	1,980,810
Central Japan Railway Co.	94,605	15,541,314
East Japan Railway Co.	198,110	17,981,026
Hankyu Hanshin Holdings, Inc.	139,417	4,685,239
Japan Airlines Co., Ltd.	34,799	1,141,150
Japan Airport Terminal Co., Ltd. (a)	28,510	1,000,150
Kawasaki Kisen Kaisha Ltd. (a)	507,909	1,375,488
Keikyu Corp.	264,241	2,919,085
Keio Corp.	382,237	3,016,627
Keisei Electric Railway Co., Ltd.	93,418	2,223,463
Kintetsu Group Holdings Co., Ltd.	876,152	3,265,454
Kyushu Railway Co. *	80,500	2,525,405
Mitsubishi Logistics Corp.	96,236	1,388,255
Mitsui OSK Lines Ltd.	671,265	2,225,851
Nagoya Railroad Co., Ltd.	411,471	1,893,976
Nankai Electric Railway Co., Ltd.	221,546	1,093,028
Nippon Express Co., Ltd.	456,944	2,368,749
Nippon Yusen K.K.	844,244	1,871,319
Nishi-Nippon Railroad Co., Ltd.	143,301	632,709
Odakyu Electric Railway Co., Ltd.	164,060	3,255,246
Sotetsu Holdings, Inc.	189,879	950,371
Tobu Railway Co., Ltd.	603,934	3,103,741
Tokyu Corp.	507,210	3,771,718
West Japan Railway Co.	96,929	6,442,874
Yamato Holdings Co., Ltd.	216,317	4,745,498
		91,398,546
Utilities 0.5%
Chubu Electric Power Co., Inc.	378,006	5,000,213
Electric Power Development Co., Ltd.	105,072	2,478,304
Security	Number of Shares	Value ($)
Hokkaido Electric Power Co., Inc.	83,129	604,791
Hokuriku Electric Power Co.	144,909	1,437,628
Kyushu Electric Power Co., Inc.	266,900	2,981,856
Osaka Gas Co., Ltd.	995,822	3,855,656
Shikoku Electric Power Co., Inc.	95,485	962,659
The Chugoku Electric Power Co., Inc.	185,039	2,047,444
The Kansai Electric Power Co., Inc. *	396,357	4,412,233
Toho Gas Co., Ltd.	288,722	2,085,064
Tohoku Electric Power Co., Inc.	266,900	3,439,869
Tokyo Electric Power Co. Holdings, Inc. *	832,451	3,214,183
Tokyo Gas Co., Ltd.	1,139,206	5,190,751
		37,710,651
		1,717,072,076

Netherlands 2.7%
Banks 0.4%
ABN AMRO Group N.V.	138,792	3,185,576
ING Groep N.V.	1,983,903	27,436,858
		30,622,434
Capital Goods 0.2%
Boskalis Westminster	35,043	1,280,942
Koninklijke Philips N.V.	481,531	14,600,640
		15,881,582
Commercial & Professional Services 0.2%
Randstad Holding N.V.	59,688	3,482,637
RELX N.V.	483,145	8,589,012
Wolters Kluwer N.V.	160,140	6,579,420
		18,651,069
Energy 0.0%
Koninklijke Vopak N.V.	48,830	2,071,060
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	620,563	13,227,768
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	58,718	4,473,007
Heineken N.V.	111,591	9,237,116
		13,710,123
Household & Personal Products 0.5%
Unilever N.V. CVA	795,852	37,729,667
Insurance 0.1%
Aegon N.V.	918,203	4,895,974
NN Group N.V.	167,105	5,207,116
		10,103,090
Materials 0.3%
Akzo Nobel N.V.	122,774	8,259,400
ArcelorMittal *	957,096	8,451,354
Koninklijke DSM N.V.	98,753	6,505,965
		23,216,719
Media 0.1%
Altice N.V., A Shares *	215,202	4,551,748
Altice N.V., B Shares *	43,630	923,284
		5,475,032
Real Estate 0.1%
Unibail-Rodamco SE	51,363	11,753,441
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	166,612	20,262,444
Software & Services 0.0%
Gemalto N.V.	45,915	2,771,719
Telecommunication Services 0.1%
Koninklijke KPN N.V.	1,609,750	4,558,536
		210,034,684

10
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	544,792	1,623,366
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	334,867	2,206,374
Ryman Healthcare Ltd.	201,187	1,290,660
		3,497,034
Materials 0.0%
Fletcher Building Ltd.	429,269	2,999,128
Real Estate 0.0%
Kiwi Property Group Ltd.	1,343,386	1,389,393
Telecommunication Services 0.0%
Spark New Zealand Ltd.	1,062,262	2,758,128
Transportation 0.1%
Auckland International Airport Ltd.	610,449	3,240,663
Utilities 0.0%
Contact Energy Ltd.	462,603	1,636,084
		17,143,796

Norway 0.5%
Banks 0.1%
DNB A.S.A.	518,489	8,530,484
Energy 0.1%
Statoil A.S.A.	470,727	8,358,617
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	168,512	2,955,944
Orkla A.S.A.	458,257	4,043,920
		6,999,864
Insurance 0.0%
Gjensidige Forsikring A.S.A.	117,436	1,842,194
Materials 0.1%
Norsk Hydro A.S.A.	624,910	3,549,508
Yara International A.S.A.	93,842	3,574,088
		7,123,596
Media 0.0%
Schibsted A.S.A., B Shares	48,042	1,169,814
Schibsted A.S.A., Class A	48,042	1,271,562
		2,441,376
Telecommunication Services 0.1%
Telenor A.S.A.	344,301	5,631,683
		40,927,814

Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. - Reg'd *(b)	505,213	—
Energy 0.1%
Galp Energia, SGPS, S.A.	264,231	3,899,921
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	125,927	2,031,236
Utilities 0.0%
EDP - Energias de Portugal S.A.	1,204,819	3,737,022
		9,668,179

Republic of Korea 4.1%
Automobiles & Components 0.3%
Hankook Tire Co., Ltd. *	34,988	1,850,349
Hanon Systems	107,790	873,187
Hyundai Mobis Co., Ltd.	33,168	7,479,850
Hyundai Motor Co.	74,845	9,895,492
Security	Number of Shares	Value ($)
Hyundai Wia Corp.	8,595	508,517
Kia Motors Corp.	126,710	4,286,232
Mando Corp.	1,921	451,051
		25,344,678
Banks 0.4%
BNK Financial Group, Inc.	127,689	980,182
Hana Financial Group, Inc.	137,831	4,296,743
Industrial Bank of Korea *	90,000	982,976
KB Financial Group, Inc. ADR *	228,685	9,357,790
Shinhan Financial Group Co., Ltd. ADR *	252,086	10,333,005
Woori Bank	249,737	2,937,433
		28,888,129
Capital Goods 0.4%
CJ Corp.	6,762	1,031,568
Daelim Industrial Co., Ltd. *	14,143	1,045,638
Doosan Corp.	3,746	317,039
Doosan Heavy Industries & Construction Co., Ltd.	27,688	601,141
Doosan Infracore Co., Ltd. *	53,426	437,047
GS Engineering & Construction Corp. *	14,464	381,187
Hanwha Corp.	40,000	1,287,641
Hanwha Techwin Co., Ltd. *	14,690	570,321
Hyundai Development Co-Engineering & Construction	32,264	1,249,757
Hyundai Engineering & Construction Co., Ltd.	27,409	1,158,656
Hyundai Heavy Industries Co., Ltd. *	21,125	3,073,237
KCC Corp.	3,973	1,217,461
Korea Aerospace Industries Ltd. *	25,517	1,315,623
LG Corp.	62,925	3,494,751
LG Hausys Ltd.	1,709	158,696
LS Corp.	17,626	1,056,859
Neo Holdings Co., Ltd. *(b)	1,746	—
Posco Daewoo Corp.	15,027	326,255
Samsung C&T Corp.	45,798	4,981,785
Samsung Engineering Co., Ltd. *	97,361	1,067,678
Samsung Heavy Industries Co., Ltd. *	104,574	1,035,798
SK Holdings Co., Ltd.	18,531	3,572,636
		29,380,774
Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineering Co., Ltd. *	11,174	601,810
S-1 Corp.	6,932	557,870
		1,159,680
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	23,955	1,896,062
Hanssem Co., Ltd.	4,786	939,635
LG Electronics, Inc.	50,148	2,652,090
		5,487,787
Consumer Services 0.0%
Kangwon Land, Inc. *	68,795	2,150,699
Paradise Co., Ltd.	27,918	382,692
		2,533,391
Diversified Financials 0.1%
Korea Investment Holdings Co., Ltd. *	18,000	754,543
Mirae Asset Daewoo Co., Ltd. *	207,323	1,637,315
Samsung Card Co., Ltd.	32,702	1,224,789
Samsung Securities Co., Ltd.	30,959	907,620
		4,524,267

11
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Energy 0.1%
GS Holdings Corp.	36,954	1,813,793
S-Oil Corp.	23,105	1,765,441
SK Innovation Co., Ltd.	31,578	4,314,659
		7,893,893
Food & Staples Retailing 0.1%
BGF retail Co., Ltd.	8,000	721,645
Dongsuh Cos., Inc.	13,651	307,849
E-MART, Inc.	15,172	2,790,870
		3,820,364
Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	5,790	1,866,420
KT&G Corp.	55,572	5,037,479
Lotte Chilsung Beverage Co., Ltd. *	969	1,292,286
Lotte Confectionery Co., Ltd. *	9,560	1,652,868
Orion Corp.	1,677	1,058,924
		10,907,977
Household & Personal Products 0.1%
Amorepacific Corp.	16,594	4,417,240
AMOREPACIFIC Group	12,865	1,479,062
LG Household & Health Care Ltd.	5,168	4,012,827
		9,909,129
Insurance 0.1%
Dongbu Insurance Co., Ltd.	31,646	1,709,989
Hanwha Life Insurance Co., Ltd. *	85,793	493,931
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,468,036
Samsung Fire & Marine Insurance Co., Ltd.	15,480	3,490,957
Samsung Life Insurance Co., Ltd.	45,416	4,297,601
		11,460,514
Materials 0.3%
Hanwha Chemical Corp.	35,831	803,286
Hyosung Corp.	10,224	1,188,995
Hyundai Steel Co.	36,083	1,994,418
Korea Zinc Co., Ltd. *	3,829	1,410,372
Kumho Petrochemical Co., Ltd.	10,221	693,302
LG Chem Ltd.	25,824	6,463,137
Lotte Chemical Corp. *	5,908	1,904,458
LOTTE Fine Chemical Co., Ltd.	12,781	381,480
OCI Co., Ltd.	10,000	787,973
POSCO ADR	147,980	9,179,199
		24,806,620
Media 0.0%
Cheil Worldwide, Inc.	46,165	773,670
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc. *	41,087	3,688,110
Hanmi Pharm Co., Ltd. *	3,106	881,739
Hanmi Science Co., Ltd. *	6,420	372,454
Samsung Biologics Co., Ltd. *	8,000	1,163,829
Yuhan Corp.	7,127	1,411,849
		7,517,981
Retailing 0.1%
Hotel Shilla Co., Ltd.	26,539	1,199,331
Hyundai Department Store Co., Ltd.	15,600	1,371,338
Lotte Shopping Co., Ltd.	5,088	1,039,423
Shinsegae Co., Ltd.	4,069	717,900
		4,327,992
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	262,297	10,832,872
Software & Services 0.2%
Kakao Corp. *	13,976	1,055,539
NAVER Corp.	15,069	10,341,405
NCSoft Corp.	8,006	1,939,990
Security	Number of Shares	Value ($)
NHN Entertainment Corp. *	12,554	649,489
Samsung SDS Co., Ltd.	15,160	1,742,914
		15,729,337
Technology Hardware & Equipment 1.3%
LG Display Co., Ltd. ADR *	266,900	3,237,497
Samsung Electro-Mechanics Co., Ltd.	18,815	973,405
Samsung Electronics Co., Ltd. GDR	106,513	90,323,024
Samsung SDI Co., Ltd.	24,303	2,772,573
		97,306,499
Telecommunication Services 0.1%
KT Corp. ADR *	91,024	1,456,384
LG Uplus Corp.	155,054	1,755,199
SK Telecom Co., Ltd. ADR	140,235	3,169,311
		6,380,894
Transportation 0.0%
CJ Korea Express Co., Ltd. *	3,145	479,781
Hyundai Glovis Co., Ltd.	8,249	1,119,807
Korean Air Lines Co., Ltd. *	20,781	531,126
		2,130,714
Utilities 0.1%
Korea Electric Power Corp. ADR *	266,900	5,065,762
Korea Gas Corp. *	9,633	417,011
		5,482,773
		316,599,935

Singapore 1.2%
Banks 0.5%
DBS Group Holdings Ltd.	926,982	12,414,553
Oversea-Chinese Banking Corp., Ltd.	1,670,892	11,302,161
United Overseas Bank Ltd.	630,584	9,694,009
		33,410,723
Capital Goods 0.1%
Keppel Corp., Ltd.	764,506	3,722,631
Noble Group Ltd. *	3,094,950	508,983
Sembcorp Industries Ltd.	640,980	1,466,616
Singapore Technologies Engineering Ltd.	907,137	2,386,947
Yangzijiang Shipbuilding Holdings Ltd.	1,751,424	1,158,391
		9,243,568
Consumer Services 0.0%
Genting Singapore plc	3,197,482	2,263,421
Diversified Financials 0.0%
Singapore Exchange Ltd.	360,677	1,934,202
Food & Staples Retailing 0.0%
Olam International Ltd.	175,257	256,892
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	4,134,933	1,123,503
Wilmar International Ltd.	1,195,727	3,112,113
		4,235,616
Media 0.0%
Singapore Press Holdings Ltd.	712,953	1,784,230
Real Estate 0.2%
Ascendas Real Estate Investment Trust	905,444	1,618,541
CapitaLand Commercial Trust	1,621,067	1,808,205
CapitaLand Ltd.	1,374,247	3,576,747
CapitaLand Mall Trust	1,581,032	2,227,044
City Developments Ltd.	320,379	2,169,382
Global Logistic Properties Ltd.	1,513,597	2,878,816
Suntec Real Estate Investment Trust	719,773	890,356
UOL Group Ltd.	164,457	774,925
Wing Tai Holdings Ltd.	769,013	984,257
		16,928,273

12
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	49,606	1,514,906
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	192,448	1,479,258
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	3,804,233	10,717,299
Transportation 0.1%
ComfortDelGro Corp., Ltd.	1,285,315	2,270,014
Hutchison Port Holdings Trust	2,669,000	1,014,220
SATS Ltd.	164,457	587,955
Singapore Airlines Ltd.	270,186	1,922,241
Singapore Post Ltd.	1,436,268	1,422,353
		7,216,783
		90,985,171

Spain 2.6%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	3,352,732	22,009,821
Banco de Sabadell S.A.	2,552,236	3,764,264
Banco Santander S.A.	7,421,602	40,645,441
Bankia S.A.	1,797,808	1,782,357
Bankinter S.A.	363,087	2,808,356
CaixaBank S.A.	1,853,739	6,496,344
		77,506,583
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	106,760	3,360,754
Ferrovial S.A.	269,569	5,128,779
Gamesa Corp. Tecnologica S.A.	131,262	2,915,111
Zardoya Otis S.A.	83,229	666,831
		12,071,475
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	18,689	863,863
Energy 0.2%
Enagas S.A.	120,105	2,960,229
Repsol S.A.	576,504	8,576,303
		11,536,532
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	368,730	2,053,489
Insurance 0.0%
Mapfre S.A.	556,576	1,727,531
Media 0.0%
Mediaset Espana Comunicacion S.A.	72,063	848,441
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	177,466	3,893,138
Retailing 0.2%
Industria de Diseno Textil S.A.	544,882	17,555,024
Software & Services 0.1%
Amadeus IT Group S.A.	208,182	9,712,408
Telecommunication Services 0.3%
Telefonica S.A.	2,218,253	22,743,806
Transportation 0.1%
Abertis Infraestructuras S.A.	284,011	4,176,774
Aena S.A.	29,916	4,291,480
		8,468,254
Utilities 0.4%
Acciona S.A.	25,016	1,878,550
Endesa S.A.	171,504	3,662,115
Gas Natural SDG S.A.	171,498	3,348,545
Security	Number of Shares	Value ($)
Iberdrola S.A.	2,960,799	19,738,912
Red Electrica Corp. S.A.	188,230	3,409,225
		32,037,347
		201,017,891

Sweden 2.5%
Banks 0.7%
Nordea Bank AB	1,620,940	19,041,827
Skandinaviska Enskilda Banken AB, A Shares	710,360	8,147,696
Svenska Handelsbanken AB, A Shares	778,841	10,861,616
Swedbank AB, A Shares	549,980	13,611,719
		51,662,858
Capital Goods 0.8%
Alfa Laval AB	189,499	3,438,072
Assa Abloy AB, B Shares	465,396	9,074,092
Atlas Copco AB, A Shares	304,564	9,996,293
Atlas Copco AB, B Shares	201,337	5,968,853
Sandvik AB	496,434	6,768,865
Skanska AB, B Shares	200,467	4,790,062
SKF AB, B Shares	220,192	4,202,749
Trelleborg AB, B Shares	142,914	2,943,572
Volvo AB, B Shares	784,686	10,272,253
		57,454,811
Commercial & Professional Services 0.0%
Securitas AB, B Shares	177,325	2,713,159
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	125,978	3,348,689
Husqvarna AB, B Shares	194,244	1,668,261
		5,016,950
Diversified Financials 0.2%
Industrivarden AB, A Shares	154,802	3,279,525
Industrivarden AB, C Shares	67,923	1,347,713
Investor AB, B Shares	222,999	8,864,249
Kinnevik AB, B Shares	107,091	2,902,530
		16,394,017
Energy 0.0%
Lundin Petroleum AB *	106,785	2,193,502
Food & Staples Retailing 0.0%
ICA Gruppen AB	62,465	2,033,559
Food, Beverage & Tobacco 0.0%
Swedish Match AB	103,723	3,238,518
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	85,578	1,455,717
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	306,935	9,453,853
Materials 0.1%
Boliden AB	136,996	4,192,211
Real Estate 0.0%
Fastighets AB Balder, B Shares *	45,722	1,002,140
Retailing 0.2%
Hennes & Mauritz AB, B Shares	483,165	12,800,352
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	130,781	5,294,407
Telefonaktiebolaget LM Ericsson, B Shares	1,442,287	9,408,395
		14,702,802

13
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Tele2 AB, B Shares	242,879	2,177,652
Telia Co. AB	1,356,058	5,462,627
		7,640,279
		191,954,728

Switzerland 7.6%
Banks 0.0%
Banque Cantonale Vaudoise - Reg'd	2,669	1,830,948
Capital Goods 0.5%
ABB Ltd. - Reg'd *	1,006,625	22,837,406
Geberit AG - Reg'd	19,797	8,591,319
Schindler Holding AG	24,577	4,765,943
Schindler Holding AG - Reg'd	11,526	2,210,939
Sulzer AG - Reg'd	8,007	834,720
		39,240,327
Commercial & Professional Services 0.2%
Adecco Group AG - Reg’d	83,707	6,034,895
DKSH Holding AG	21,352	1,731,272
SGS S.A. - Reg'd	2,669	5,690,064
		13,456,231
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A. - Reg'd	262,769	19,416,751
The Swatch Group AG	14,495	4,832,873
The Swatch Group AG - Reg'd	32,510	2,114,960
		26,364,584
Diversified Financials 0.7%
Credit Suisse Group AG - Reg'd *	1,060,302	16,040,317
Julius Baer Group Ltd. *	123,644	6,068,304
Pargesa Holding S.A.	13,345	882,826
Partners Group Holding AG	11,262	5,909,612
UBS Group AG - Reg'd	1,792,423	27,688,635
		56,589,694
Food, Beverage & Tobacco 1.6%
Barry Callebaut AG - Reg'd *	500	648,559
Chocoladefabriken Lindt & Sprungli AG	342	1,944,870
Chocoladefabriken Lindt & Sprungli AG - Reg'd	52	3,380,039
Nestle S.A. - Reg'd	1,573,755	116,682,120
		122,655,588
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	29,359	3,866,845
Straumann Holding AG - Reg'd	3,684	1,565,273
		5,432,118
Insurance 0.6%
Baloise Holding AG - Reg'd	24,021	3,134,999
Helvetia Holding AG - Reg'd	2,900	1,631,784
Swiss Life Holding AG - Reg'd *	16,253	5,128,512
Swiss Re AG	171,533	15,381,360
Zurich Insurance Group AG *	77,592	21,485,108
		46,761,763
Materials 0.7%
Clariant AG - Reg'd *	138,970	2,604,690
EMS-Chemie Holding AG - Reg'd	2,000	1,141,345
Givaudan S.A. - Reg'd	4,775	8,696,990
LafargeHolcim Ltd. - Reg'd *	249,496	14,238,051
Sika AG	1,056	5,963,034
Syngenta AG - Reg'd	47,115	20,347,733
		52,991,843
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Actelion Ltd. - Reg'd *	48,824	13,178,019
Galenica AG - Reg'd	2,105	2,476,100
Security	Number of Shares	Value ($)
Lonza Group AG - Reg'd *	29,937	5,530,326
Novartis AG - Reg'd	1,204,633	94,306,483
Roche Holding AG	359,066	87,736,232
Roche Holding AG, Bearer Shares	11,777	2,898,827
		206,125,987
Real Estate 0.1%
PSP Swiss Property AG - Reg'd	21,773	2,035,002
Swiss Prime Site AG - Reg'd *	40,035	3,485,997
		5,520,999
Retailing 0.0%
Dufry AG - Reg'd *	24,729	3,578,044
Telecommunication Services 0.1%
Swisscom AG - Reg'd	12,598	5,562,770
Transportation 0.1%
Flughafen Zuerich AG - Reg’d	2,144	434,174
Kuehne & Nagel International AG - Reg'd	26,690	3,811,144
		4,245,318
		590,356,214

United Kingdom 15.9%
Automobiles & Components 0.1%
GKN plc	878,101	3,932,660
Banks 2.0%
Barclays plc	8,671,599	24,441,478
CYBG plc *	513,024	1,685,395
HSBC Holdings plc	10,264,599	82,579,184
Lloyds Banking Group plc	32,708,293	27,950,205
Royal Bank of Scotland Group plc *	1,734,896	5,133,876
Standard Chartered plc *	1,378,363	12,390,859
		154,180,997
Capital Goods 0.8%
Ashtead Group plc	253,232	5,218,419
BAE Systems plc	1,632,015	12,794,543
Bunzl plc	155,959	4,376,401
Cobham plc	871,785	1,299,650
DCC plc	43,249	3,694,679
Howden Joinery Group plc	311,650	1,659,470
IMI plc	173,936	2,686,095
Meggitt plc	407,029	2,383,115
Rolls-Royce Holdings plc *	873,495	8,554,512
Smiths Group plc	220,952	4,110,543
The Weir Group plc	114,870	2,691,640
Travis Perkins plc	130,781	2,476,962
Wolseley plc	133,093	8,140,270
		60,086,299
Commercial & Professional Services 0.5%
Aggreko plc	92,381	1,211,667
Babcock International Group plc	142,210	1,677,639
Capita plc	343,244	2,406,894
Experian plc	493,243	9,802,253
G4S plc	958,557	3,126,404
Intertek Group plc	73,983	3,247,114
RELX plc	557,821	10,446,996
Rentokil Initial plc	1,190,374	3,541,792
		35,460,759
Consumer Durables & Apparel 0.3%
Barratt Developments plc	530,570	3,377,135
Bellway plc	61,461	1,993,123
Berkeley Group Holdings plc	68,059	2,493,351
Burberry Group plc	241,405	5,184,980
Persimmon plc	147,808	3,790,845
Taylor Wimpey plc	1,640,347	3,674,247
		20,513,681

14
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consumer Services 0.5%
Carnival plc	94,887	5,194,225
Compass Group plc	835,884	15,581,810
InterContinental Hotels Group plc	97,691	4,614,672
Merlin Entertainments plc	331,997	2,032,635
Paddy Power Betfair plc	43,568	4,784,564
TUI AG	228,635	3,237,763
Whitbread plc	99,371	4,729,891
William Hill plc	484,478	1,591,012
		41,766,572
Diversified Financials 0.3%
3i Group plc	506,411	4,338,775
Aberdeen Asset Management plc	515,390	1,773,337
Ashmore Group plc	276,994	1,227,101
Hargreaves Lansdown plc	122,774	2,039,613
Henderson Group plc	587,365	1,633,600
Investec plc	329,775	2,374,002
London Stock Exchange Group plc	157,874	6,046,991
NEX Group plc	254,615	1,840,858
Provident Financial plc	74,040	2,690,353
Schroders plc	63,463	2,426,852
		26,391,482
Energy 2.2%
BP plc	9,600,064	54,182,541
John Wood Group plc	212,318	1,996,096
Petrofac Ltd.	134,664	1,493,939
Royal Dutch Shell plc, A Shares	2,253,920	58,325,369
Royal Dutch Shell plc, B Shares	1,891,698	51,164,828
		167,162,773
Food & Staples Retailing 0.2%
Booker Group plc	630,872	1,563,049
J Sainsbury plc	843,784	2,809,813
Tesco plc *	4,188,898	9,820,662
Wm Morrison Supermarkets plc	1,127,353	3,403,383
		17,596,907
Food, Beverage & Tobacco 1.7%
Associated British Foods plc	177,993	5,800,941
British American Tobacco plc	948,793	59,978,452
Coca-Cola HBC AG CDI *	106,760	2,583,975
Diageo plc	1,280,849	36,149,397
Imperial Brands plc	484,227	22,855,563
Tate & Lyle plc	241,370	2,234,685
		129,603,013
Health Care Equipment & Services 0.1%
Mediclinic International plc	198,257	1,829,362
Smith & Nephew plc	453,730	6,837,569
		8,666,931
Household & Personal Products 0.7%
Reckitt Benckiser Group plc	320,489	29,157,480
Unilever plc	615,017	29,227,849
		58,385,329
Insurance 0.9%
Admiral Group plc	96,744	2,200,697
Aviva plc	2,083,784	12,913,445
Direct Line Insurance Group plc	716,068	3,060,843
Legal & General Group plc	3,113,185	9,619,261
Old Mutual plc	2,543,764	6,903,869
Prudential plc	1,301,324	26,031,338
RSA Insurance Group plc	500,992	3,734,373
St. James's Place plc	247,009	3,242,839
Standard Life plc	1,014,653	4,655,333
		72,361,998
Security	Number of Shares	Value ($)
Materials 1.5%
Anglo American plc *	666,422	10,536,202
Antofagasta plc	211,708	2,139,210
BHP Billiton plc	1,095,498	17,688,012
CRH plc	422,277	14,293,099
Croda International plc	71,821	3,135,242
DS Smith plc	475,733	2,638,554
Fresnillo plc	84,108	1,555,307
Glencore plc *	5,982,805	23,976,635
Johnson Matthey plc	97,570	3,720,190
Mondi plc	179,076	4,187,205
Polymetal International plc	126,896	1,510,403
Randgold Resources Ltd.	48,484	4,531,046
Rio Tinto plc	626,003	25,683,573
Smurfit Kappa Group plc	134,246	3,585,016
		119,179,694
Media 0.4%
Daily Mail & General Trust plc, A Shares	117,436	1,050,728
Informa plc	367,334	3,071,783
ITV plc	1,888,347	4,758,465
Pearson plc	262,453	2,201,261
Sky plc	544,227	6,755,431
WPP plc	655,911	15,483,613
		33,321,281
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	644,991	37,273,995
GlaxoSmithKline plc	2,466,241	50,576,968
Hikma Pharmaceuticals plc	83,064	2,222,344
Shire plc	460,179	27,796,278
		117,869,585
Real Estate 0.3%
Capital & Counties Properties plc	411,512	1,505,020
Derwent London plc	46,948	1,647,503
Hammerson plc	446,842	3,272,356
Intu Properties plc (a)	576,504	2,058,225
Land Securities Group plc	419,033	5,558,601
Segro plc	525,793	3,230,918
The British Land Co. plc	505,079	3,881,114
		21,153,737
Retailing 0.2%
Dixons Carphone plc	523,592	1,974,220
Inchcape plc	262,435	2,450,939
Kingfisher plc	1,224,154	5,014,827
Marks & Spencer Group plc	870,094	3,625,031
Next plc	74,986	3,571,073
		16,636,090
Software & Services 0.2%
Auto Trader Group plc	574,846	2,827,018
Just Eat plc *	259,249	1,614,660
Micro Focus International plc	109,948	2,988,134
Rightmove plc	45,712	2,236,111
The Sage Group plc	594,892	4,782,233
Worldpay Group plc	840,212	2,837,650
		17,285,806
Technology Hardware & Equipment 0.0%
Halma plc	193,369	2,340,111
Telecommunication Services 0.7%
BT Group plc	4,279,491	17,419,382
Inmarsat plc	306,176	2,710,854
Vodafone Group plc	13,597,034	34,161,786
		54,292,022

15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transportation 0.1%
International Consolidated Airlines Group S.A.	508,319	3,396,806
Royal Mail plc	410,009	2,115,352
		5,512,158
Utilities 0.7%
Centrica plc	2,863,035	8,083,905
National Grid plc	1,909,752	23,230,246
Pennon Group plc	217,486	2,345,092
Severn Trent plc	136,119	3,960,257
SSE plc	521,209	9,994,812
United Utilities Group plc	366,210	4,459,140
		52,073,452
		1,235,773,337
Total Common Stock
(Cost $7,315,487,513)		7,664,297,326

Preferred Stock 0.6% of net assets

Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	25,504	1,907,607
Porsche Automobil Holding SE	85,408	4,732,849
Volkswagen AG	97,890	14,531,301
		21,171,757
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	89,303	11,187,927
Materials 0.0%
Fuchs Petrolub SE	35,288	1,638,995
		33,998,679

Republic of Korea 0.2%
Automobiles & Components 0.0%
Hyundai Motor Co.	7,653	662,594
Hyundai Motor Co. 2nd	18,811	1,696,858
		2,359,452
Household & Personal Products 0.0%
Amorepacific Corp.	4,500	666,593
Technology Hardware & Equipment 0.2%
Samsung Electronics Co., Ltd.	8,659	11,455,993
		14,482,038

Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	107,840	1,881,581
Total Preferred Stock
(Cost $48,487,184)		50,362,298

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)	5,590,708	5,590,708
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)	21,649,901	21,649,901
Total Other Investment Companies
(Cost $27,240,609)		27,240,609

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $7,395,797,226 and the unrealized appreciation and depreciation were $675,941,939 and ($329,838,932), respectively, with a net unrealized appreciation of $346,103,007.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,589,476.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 2/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long, expires 03/17/17	237	20,684,175	12,226

16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	986,718,908	1,052,472,751
0.3%	Preferred Stock	2,862,287	2,939,671
2.3%	Other Investment Companies	24,603,138	24,603,138
102.0%	Total Investments	1,014,184,333	1,080,015,560
(2.0%)	Other Assets and Liabilities, Net		(21,658,487)
100.0%	Net Assets		1,058,357,073

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 5.4%
Automobiles & Components 0.1%
ARB Corp., Ltd.	40,996	455,145
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd.	187,338	404,738
Capital Goods 0.2%
Bradken Ltd. *	110,842	276,116
Cardno Ltd. *	131,971	116,686
GWA Group Ltd.	188,233	384,963
Monadelphous Group Ltd. (a)	58,016	569,613
RCR Tomlinson Ltd.	40,204	100,460
Reliance Worldwide Corp., Ltd. *	226,855	486,625
Seven Group Holdings Ltd.	65,937	503,915
		2,438,378
Commercial & Professional Services 0.3%
Cabcharge Australia Ltd.	76,656	224,550
Cleanaway Waste Management Ltd.	715,048	676,210
IPH Ltd. (a)	61,339	216,938
McMillan Shakespeare Ltd.	39,863	379,737
Programmed Maintenance Services Ltd.	134,713	185,398
SG Fleet Group Ltd.	76,656	192,134
SmartGroup Corp., Ltd.	28,164	142,916
Spotless Group Holdings Ltd.	620,605	391,265
Tox Free Solutions Ltd.	113,163	193,152
		2,602,300
Consumer Durables & Apparel 0.1%
Breville Group Ltd.	74,063	555,767
G.U.D. Holdings Ltd.	68,420	549,193
		1,104,960
Consumer Services 0.4%
Ainsworth Game Technology Ltd.	108,061	145,394
Ardent Leisure Group	318,521	400,403
Collins Foods Ltd.	43,172	193,514
G8 Education Ltd. (a)	227,358	672,996
IDP Education Ltd.	115,794	390,834
InvoCare Ltd.	74,413	809,556
Mantra Group Ltd. (a)	187,364	388,948
Navitas Ltd.	221,502	839,588
Retail Food Group Ltd.	93,450	398,762
		4,239,995
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
Blue Sky Alternative Investments Ltd.	13,754	86,607
BT Investment Management Ltd.	128,914	960,429
Credit Corp. Group Ltd.	22,950	290,439
Eclipx Group Ltd.	116,459	343,832
FlexiGroup Ltd.	206,828	372,106
OFX Group Ltd. (a)	165,202	166,390
		2,219,803
Energy 0.1%
AWE Ltd. *	275,302	101,600
Beach Energy Ltd.	920,071	498,715
Karoon Gas Australia Ltd. *	144,910	184,947
Liquefied Natural Gas Ltd. *	249,472	146,732
Senex Energy Ltd. *(a)	633,923	165,713
		1,097,707
Food, Beverage & Tobacco 0.3%
Australian Agricultural Co., Ltd. *	299,811	327,324
Bega Cheese Ltd. (a)	81,490	365,270
Bellamy's Australia Ltd. (a)	32,575	111,452
Costa Group Holdings Ltd.	186,640	584,037
GrainCorp Ltd., Class A	131,579	903,399
Select Harvests Ltd.	53,811	215,551
Tassal Group Ltd.	83,992	308,679
		2,815,712
Health Care Equipment & Services 0.2%
Australian Pharmaceutical Industries Ltd.	245,799	359,067
Estia Health Ltd. (a)	67,628	162,227
Japara Healthcare Ltd.	137,962	199,415
Nanosonics Ltd. *	120,807	266,572
Primary Health Care Ltd.	295,375	749,427
Regis Healthcare Ltd.	71,461	234,606
Sigma Pharmaceuticals Ltd.	637,084	575,541
		2,546,855
Household & Personal Products 0.1%
Asaleo Care Ltd.	248,274	314,007
Blackmores Ltd. (a)	7,764	611,858
BWX Ltd.	42,060	150,048
		1,075,913
Insurance 0.2%
Cover-More Group Ltd.	230,570	341,252
nib Holdings Ltd.	300,234	1,230,350
Steadfast Group Ltd.	247,527	456,746
		2,028,348
Materials 0.9%
Beadell Resources Ltd. *	701,262	153,662
Brickworks Ltd.	38,811	370,611
Evolution Mining Ltd.	635,663	1,055,656
Galaxy Resources Ltd. *(a)	963,292	370,314
Gold Road Resources Ltd. *	491,234	200,173
Highfield Resources Ltd. *	179,355	153,066
Independence Group NL	301,782	846,891
Jacana Minerals Ltd. *(c)	8,715	—
Lynas Corp., Ltd. *(a)	2,043,551	180,686
MACA Ltd.	60,921	87,121
Mineral Resources Ltd.	90,044	773,995
Northern Star Resources Ltd.	370,121	1,192,338

17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Orocobre Ltd. *	98,067	232,228
Pact Group Holdings Ltd.	130,712	670,321
Perseus Mining Ltd. *(a)	567,821	135,336
Pilbara Minerals Ltd. *	541,984	189,601
Regis Resources Ltd.	276,142	717,614
Resolute Mining Ltd.	248,635	307,772
Sandfire Resources NL	105,232	521,045
Saracen Mineral Holdings Ltd. *	478,869	401,314
St. Barbara Ltd. *	309,572	604,557
Syrah Resources Ltd. *	148,958	334,417
TFS Corp., Ltd. (a)	196,966	221,098
Western Areas Ltd. *	137,099	249,818
		9,969,634
Media 0.2%
APN News & Media Ltd. *	143,450	293,376
APN Outdoor Group Ltd.	92,575	422,075
Nine Entertainment Co. Holdings Ltd.	418,734	338,041
oOh!media Ltd.	78,342	262,617
Southern Cross Media Group Ltd.	479,001	476,922
Ten Network Holdings Ltd. *	182,019	90,964
Village Roadshow Ltd.	57,910	155,834
WPP AUNZ Ltd.	182,179	154,776
		2,194,605
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Mayne Pharma Group Ltd. *	801,894	909,391
Mesoblast Ltd. *(a)	144,462	184,376
Sirtex Medical Ltd.	29,197	358,047
Starpharma Holdings Ltd. *	280,081	151,815
		1,603,629
Real Estate 0.8%
Abacus Property Group	224,399	534,840
Arena REIT	153,434	248,912
Aveo Group	316,974	774,983
BWP Trust	297,696	652,318
Centuria Industrial REIT	122,678	234,859
Charter Hall Group	288,462	1,166,584
Charter Hall Retail REIT	223,003	735,545
Cromwell Property Group	1,028,116	778,610
Folkestone Education Trust	153,434	330,310
Gateway Lifestyle	207,621	341,607
Ingenia Communities Group	119,057	248,065
Investa Office Fund	375,993	1,350,014
New South Resources Ltd. *	277,340	305,989
Viva Energy REIT	226,855	418,602
		8,121,238
Retailing 0.5%
Automotive Holdings Group Ltd.	151,427	464,534
Bapcor Ltd.	146,731	627,246
Greencross Ltd. (a)	58,851	315,376
JB Hi-Fi Ltd.	66,134	1,363,720
Myer Holdings Ltd.	412,882	399,980
Premier Investments Ltd.	58,843	608,497
RCG Corp., Ltd. (a)	141,699	123,653
Super Retail Group Ltd.	98,710	800,673
The Reject Shop Ltd.	27,862	165,375
Webjet Ltd.	44,831	389,492
		5,258,546
Software & Services 0.5%
Aconex Ltd. *(a)	104,865	274,933
Altium Ltd.	75,988	422,985
carsales.com Ltd.	143,051	1,224,130
IRESS Ltd.	83,272	758,680
iSentia Group Ltd.	119,291	141,703
Link Administration Holdings Ltd.	208,649	1,190,315
MYOB Group Ltd.	121,170	334,450
Security	Number of Shares	Value ($)
NEXTDC Ltd. *	169,976	484,845
Technology One Ltd.	119,937	462,912
		5,294,953
Transportation 0.1%
Qube Holdings Ltd. (a)	687,173	1,220,449
Virgin Australia International Holdings Ltd. *(c)	424,000	—
		1,220,449
Utilities 0.0%
Infigen Energy *	363,082	276,364
		56,969,272

Austria 1.1%
Capital Goods 0.1%
Semperit AG Holding	7,128	220,031
Strabag SE	12,219	455,735
Zumtobel Group AG	17,500	290,741
		966,507
Consumer Services 0.0%
DO & Co. AG (a)	4,511	306,345
Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	7,337	542,622
Insurance 0.0%
UNIQA Insurance Group AG	60,663	460,828
Materials 0.3%
Lenzing AG	4,995	788,192
Mayr Melnhof Karton AG	5,759	638,877
RHI AG	13,534	323,218
Wienerberger AG	72,441	1,431,750
		3,182,037
Real Estate 0.4%
BUWOG AG *	53,421	1,337,954
CA Immobilien Anlagen AG *	46,519	914,475
Conwert Immobilien Invest SE *	22,432	390,914
IMMOFINANZ AG *	529,301	966,264
S IMMO AG *	35,047	431,064
		4,040,671
Technology Hardware & Equipment 0.0%
Kapsch TrafficCom AG	2,597	106,754
Transportation 0.1%
Flughafen Wien AG	2,282	64,368
Oesterreichische Post AG *	20,783	758,034
		822,402
Utilities 0.1%
EVN AG	18,039	224,268
Verbund AG	37,568	625,942
		850,210
		11,278,376

Belgium 1.4%
Capital Goods 0.0%
Cie d'Entreprises CFE	3,624	400,490
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	5,550	334,148
Diversified Financials 0.1%
Gimv N.V.	10,134	548,111
KBC Ancora *	18,612	783,569
		1,331,680

18
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Energy 0.1%
Euronav N.V.	83,434	685,141
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	104,065	426,284
Ion Beam Applications	12,634	576,397
		1,002,681
Household & Personal Products 0.1%
Ontex Group N.V.	43,659	1,343,514
Materials 0.2%
Bekaert N.V.	20,184	895,970
Nyrstar N.V. *(a)	57,845	356,504
Tessenderlo Chemie N.V. *	14,391	528,334
		1,780,808
Media 0.0%
Kinepolis Group N.V.	7,352	377,487
Real Estate 0.3%
Aedifica S.A.	5,227	400,348
Befimmo S.A.	13,593	752,817
Cofinimmo S.A.	12,873	1,433,543
Warehouses De Pauw SCA	9,406	877,445
		3,464,153
Retailing 0.1%
D'Ieteren S.A. N.V.	18,237	815,937
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	13,694	1,141,836
Software & Services 0.1%
Econocom Group S.A. N.V.	36,738	550,823
Technology Hardware & Equipment 0.1%
Barco N.V.	6,276	564,587
EVS Broadcast Equipment S.A.	5,704	215,320
		779,907
Telecommunication Services 0.0%
Orange Belgium S.A. *	18,519	421,411
Utilities 0.1%
Elia System Operator S.A. N.V.	15,497	797,090
		15,227,106

Canada 17.6%
Automobiles & Components 0.1%
Linamar Corp.	31,272	1,392,595
Martinrea International, Inc.	45,230	281,738
		1,674,333
Banks 0.3%
Canadian Western Bank	46,766	1,038,460
First National Financial Corp.	6,989	142,002
Genworth MI Canada, Inc.	22,950	657,422
Home Capital Group, Inc. (a)	38,756	774,271
Laurentian Bank of Canada	16,789	727,614
		3,339,769
Capital Goods 1.3%
Aecon Group, Inc.	35,844	431,119
ATS Automation Tooling Systems, Inc. *	52,056	530,602
Bombardier, Inc., B Shares *	1,175,961	2,042,139
CAE, Inc.	167,951	2,529,822
Finning International, Inc.	101,960	1,898,398
MacDonald, Dettwiler & Associates Ltd.	23,102	1,145,812
New Flyer Industries, Inc.	26,135	868,042
Russel Metals, Inc.	39,360	788,418
Toromont Industries Ltd.	45,552	1,593,434
WSP Global, Inc.	60,782	2,061,021
		13,888,807
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.4%
Ritchie Bros. Auctioneers, Inc.	53,200	1,795,492
Stantec, Inc.	65,206	1,686,214
Transcontinental, Inc., Class A	39,211	598,919
		4,080,625
Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	18,254	482,244
Gildan Activewear, Inc.	141,357	3,591,425
		4,073,669
Consumer Services 0.2%
Amaya, Inc. *	64,930	943,714
Enercare, Inc.	38,110	542,682
Great Canadian Gaming Corp. *	28,585	503,952
		1,990,348
Diversified Financials 0.8%
Canaccord Genuity Group, Inc. *	65,591	272,378
ECN Capital Corp.	231,623	619,084
Element Fleet Management Corp.	223,008	2,369,076
Onex Corp.	49,607	3,500,899
Sprott, Inc. (a)	104,290	177,957
TMX Group Ltd.	20,501	1,086,308
		8,025,702
Energy 3.7%
Advantage Oil & Gas Ltd. *	109,686	662,530
AltaGas Ltd.	93,255	2,182,721
Athabasca Oil Corp. *	245,953	310,122
Baytex Energy Corp. *(a)	128,790	469,671
Birchcliff Energy Ltd. *	131,939	713,265
Bonterra Energy Corp.	18,437	332,700
Canadian Energy Services & Technology Corp.	151,037	854,141
Crew Energy, Inc. *	87,235	359,623
Enbridge Income Fund Holdings, Inc.	46,514	1,199,330
Enerflex Ltd.	57,311	749,896
Enerplus Corp.	143,048	1,265,826
Ensign Energy Services, Inc.	76,369	457,828
Gibson Energy, Inc.	83,094	1,166,309
Gran Tierra Energy, Inc. *	232,113	620,393
Kelt Exploration Ltd. *	84,564	382,452
Keyera Corp.	112,662	3,326,823
MEG Energy Corp. *	130,799	701,176
Mullen Group Ltd.	53,770	677,986
NuVista Energy Ltd. *	97,948	434,108
Paramount Resources Ltd., A Shares *	33,681	443,248
Parex Resources, Inc. *	89,506	1,069,112
Parkland Fuel Corp.	59,007	1,180,630
Pason Systems, Inc.	45,210	617,501
Pengrowth Energy Corp. *(a)	328,246	386,624
Penn West Petroleum Ltd. *	303,491	506,410
Peyto Exploration & Development Corp.	86,723	1,779,706
PrairieSky Royalty Ltd.	118,743	2,784,671
Precision Drilling Corp. *	178,404	914,616
Raging River Exploration, Inc. *	134,443	912,562
Secure Energy Services, Inc.	84,448	652,911
Seven Generations Energy Ltd., A Shares *	161,686	3,004,336
ShawCor Ltd.	39,594	1,058,271
TORC Oil & Gas Ltd.	105,549	554,661
Veresen, Inc.	191,793	1,957,825
Vermilion Energy, Inc.	63,778	2,432,275
Whitecap Resources, Inc.	202,282	1,660,165
		38,782,424

19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.2%
Empire Co., Ltd., A Shares	97,308	1,229,162
The Jean Coutu Group PJC, Inc., A Shares	46,603	702,326
The North West Co., Inc.	29,951	663,040
		2,594,528
Food, Beverage & Tobacco 0.2%
Cott Corp.	87,242	932,065
Maple Leaf Foods, Inc.	48,189	1,123,907
		2,055,972
Health Care Equipment & Services 0.1%
Chartwell Retirement Residences	102,787	1,216,106
Extendicare, Inc.	42,474	329,992
		1,546,098
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	64,529	2,686,008
Materials 4.7%
Alacer Gold Corp. *	147,609	283,081
Alamos Gold, Inc., Class A	158,262	1,148,324
B2Gold Corp. *	574,156	1,768,701
Canfor Corp. *	50,876	658,782
Cascades, Inc.	40,938	409,550
CCL Industries, Inc., Class B	19,886	4,238,753
Centerra Gold, Inc.	122,581	593,261
China Gold International Resources Corp., Ltd. *	148,856	303,455
Detour Gold Corp. *	107,460	1,343,605
Dominion Diamond Corp.	56,579	479,733
Eldorado Gold Corp. *	437,364	1,340,706
Endeavour Mining Corp. *	38,330	717,430
First Majestic Silver Corp. *	96,368	876,040
First Quantum Minerals Ltd.	418,417	4,365,980
Hudbay Minerals, Inc.	144,902	1,125,782
IAMGOLD Corp. *	271,720	1,075,022
Kinross Gold Corp. *	751,237	2,654,528
Lundin Mining Corp. *	384,753	2,321,097
Methanex Corp.	55,022	2,812,065
Nevsun Resources Ltd.	185,894	468,788
New Gold, Inc. *	314,228	908,674
Norbord, Inc.	25,754	751,746
NOVAGOLD RESOURCES, Inc. *	146,099	774,370
OceanaGold Corp.	371,696	1,058,019
Osisko Gold Royalties Ltd.	63,745	700,764
Pan American Silver Corp.	87,576	1,569,749
Pretium Resources, Inc. *	86,991	884,721
SEMAFO, Inc. *	185,690	570,620
Silver Standard Resources, Inc. *	60,035	667,232
Stella-Jones, Inc.	25,304	784,272
Tahoe Resources, Inc.	181,918	1,546,602
Teck Resources Ltd., Class B	285,252	5,718,178
Torex Gold Resources, Inc. *	47,809	927,699
West Fraser Timber Co., Ltd.	34,832	1,449,876
Winpak Ltd.	17,777	670,438
Yamana Gold, Inc.	584,825	1,620,528
		49,588,171
Media 0.4%
Aimia, Inc.	101,920	696,422
Cineplex, Inc.	37,601	1,420,914
Cogeco Communications, Inc.	8,744	474,023
Corus Entertainment, Inc., B Shares	62,405	598,866
Quebecor, Inc., Class B	49,853	1,414,531
		4,604,756
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ProMetic Life Sciences, Inc. *(a)	371,038	658,341
Security	Number of Shares	Value ($)
Real Estate 1.8%
Allied Properties Real Estate Investment Trust	47,529	1,256,722
Artis Real Estate Investment Trust	83,057	814,610
Boardwalk Real Estate Investment Trust (a)	24,621	826,680
Canadian Apartment Properties REIT	83,476	2,026,946
Canadian Real Estate Investment Trust	44,832	1,685,706
Colliers International Group, Inc.	21,653	1,093,072
Cominar Real Estate Investment Trust	114,909	1,286,648
Dream Office Real Estate Investment Trust	66,005	933,424
Dream Unlimited Corp., Class A *	30,123	152,838
First Capital Realty, Inc.	55,558	877,552
FirstService Corp.	20,187	1,166,150
Granite Real Estate Investment Trust	30,652	1,064,587
H&R Real Estate Investment Trust	177,318	3,159,579
Morguard Real Estate Investment Trust	21,376	243,384
Northview Apartment Real Estate Investment Trust	29,082	476,484
Smart Real Estate Investment Trust	69,732	1,760,082
		18,824,464
Retailing 0.5%
AutoCanada, Inc.	15,571	270,049
Dollarama, Inc.	61,848	4,776,181
Hudson's Bay Co. (a)	74,558	694,662
		5,740,892
Software & Services 0.7%
DH Corp.	66,674	1,148,276
Enghouse Systems Ltd.	10,768	433,582
Open Text Corp.	147,953	4,890,620
The Descartes Systems Group, Inc. *	44,290	931,647
		7,404,125
Technology Hardware & Equipment 0.2%
Avigilon Corp. *(a)	24,351	276,705
Celestica, Inc. *	75,005	993,875
Sierra Wireless, Inc. *(a)	20,261	573,969
		1,844,549
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	18,400	545,561
Transportation 0.2%
TFI International, Inc.	56,584	1,414,974
Westshore Terminals Investment Corp.	35,690	727,570
		2,142,544
Utilities 1.0%
Algonquin Power & Utilities Corp.	221,530	2,018,851
Atco Ltd., Class I	48,145	1,649,605
Capital Power Corp.	61,304	1,167,343
Emera, Inc.	23,676	814,256
Innergex Renewable Energy, Inc.	65,242	712,295
Just Energy Group, Inc.	85,675	490,329
Northland Power, Inc.	68,950	1,273,372
Superior Plus Corp.	88,669	824,797
TransAlta Corp.	176,587	947,966
TransAlta Renewables, Inc.	43,730	489,649
		10,388,463
		186,480,149

Denmark 1.5%
Banks 0.2%
Spar Nord Bank A/S	55,565	618,007
Sydbank A/S	45,333	1,573,531
		2,191,538

20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Capital Goods 0.3%
FLSmidth & Co. A/S	30,173	1,483,847
NKT Holding A/S	15,226	1,077,683
Rockwool International A/S, B Shares	3,690	611,395
Solar A/S, B Shares	3,630	202,388
		3,375,313
Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S *	22,145	315,000
Food, Beverage & Tobacco 0.2%
Royal Unibrew A/S	25,056	979,315
Scandinavian Tobacco Group A/S, Class A	18,184	318,187
Schouw & Co.	7,271	572,741
		1,870,243
Health Care Equipment & Services 0.3%
Ambu A/S, Class B	14,763	596,430
GN Store Nord A/S	83,548	1,909,839
		2,506,269
Insurance 0.1%
Alm Brand A/S	51,109	423,777
Topdanmark A/S *	35,856	911,394
		1,335,171
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	3,974	532,897
Bavarian Nordic A/S *	17,329	691,178
		1,224,075
Retailing 0.0%
Matas A/S	21,462	311,421
Software & Services 0.1%
SimCorp A/S	20,625	1,151,403
Transportation 0.1%
Dfds A/S	20,653	1,139,680
		15,420,113

Finland 1.4%
Capital Goods 0.6%
Cargotec Oyj, B Shares	25,824	1,258,974
Cramo Oyj	15,775	342,290
Konecranes Oyj	36,375	1,312,238
Ramirent Oyj	45,705	389,015
Uponor Oyj	32,941	567,400
Valmet Oyj	82,715	1,277,085
YIT Oyj	83,168	576,200
		5,723,202
Commercial & Professional Services 0.1%
Caverion Corp. (a)	82,386	603,174
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	69,688	1,659,471
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	64,551	243,501
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares	66,827	279,781
Materials 0.3%
Kemira Oyj	45,507	581,236
Metsa Board Oyj	137,639	925,064
Outokumpu Oyj *	125,492	1,246,135
Outotec Oyj *	113,397	639,832
		3,392,267
Media 0.0%
Sanoma Oyj	48,148	423,622
Security	Number of Shares	Value ($)
Real Estate 0.1%
Citycon Oyj	246,784	587,401
Sponda Oyj	144,880	608,716
		1,196,117
Software & Services 0.1%
Tieto Oyj	45,395	1,268,626
Transportation 0.0%
Finnair Oyj *	47,152	209,433
		14,999,194

France 3.1%
Capital Goods 0.3%
Faiveley Transport S.A.	3,812	405,387
Haulotte Group S.A.	7,633	109,091
Jacquet Metal Service	7,633	171,017
Manitou BF S.A.	6,074	134,893
Mersen	7,724	183,602
Nexans S.A. *	21,163	1,094,594
SPIE S.A.	26,914	651,910
Tarkett S.A.	12,670	531,525
		3,282,019
Commercial & Professional Services 0.2%
Assystem	7,633	236,998
Derichebourg S.A.	46,022	210,478
Elis S.A.	67,530	1,270,106
GL Events	6,074	117,467
		1,835,049
Consumer Durables & Apparel 0.1%
Beneteau S.A.	19,432	235,392
Trigano S.A.	6,073	547,358
		782,750
Consumer Services 0.2%
Elior Group	77,266	1,739,349
Diversified Financials 0.2%
Euronext N.V.	44,026	1,908,706
FFP	2,001	175,736
		2,084,442
Energy 0.2%
Bourbon Corp. (a)	17,306	232,625
CGG S.A. *(a)	13,014	119,203
Etablissements Maurel et Prom *(a)	87,290	332,061
Gaztransport Et Technigaz S.A.	11,154	412,636
Vallourec S.A. *(a)	170,777	939,821
		2,036,346
Food & Staples Retailing 0.0%
Rallye S.A.	6,502	148,199
Food, Beverage & Tobacco 0.0%
Bonduelle S.C.A.	9,602	266,505
Vilmorin & Cie S.A.	3,385	240,309
		506,814
Health Care Equipment & Services 0.1%
Guerbet	2,890	261,427
Korian S.A.	24,296	689,312
		950,739
Insurance 0.0%
Coface S.A.	48,567	355,574
Materials 0.1%
Eramet *	5,412	293,865
Vicat S.A.	10,063	638,155
		932,020

21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Media 0.4%
Havas S.A.	111,413	966,278
IPSOS	22,406	723,305
Metropole Television S.A.	47,524	1,009,475
Technicolor S.A. - Reg'd	221,923	928,877
Television Francaise 1 S.A.	67,973	773,202
		4,401,137
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	2,589	237,445
DBV Technologies S.A. *	12,982	947,418
Genfit *	16,784	379,700
Virbac S.A. *	2,660	478,529
		2,043,092
Real Estate 0.2%
Mercialys S.A.	27,120	491,342
Nexity S.A. *	24,400	1,180,995
		1,672,337
Retailing 0.0%
Groupe Fnac S.A. *	7,315	439,014
Software & Services 0.5%
Alten S.A.	14,614	1,014,033
Altran Technologies S.A. *	77,938	1,232,730
Sopra Steria Group	8,036	1,018,282
UBISOFT Entertainment S.A. *	46,580	1,713,795
Worldline S.A. *	20,653	598,135
		5,576,975
Technology Hardware & Equipment 0.1%
Neopost S.A.	21,335	644,524
Parrot S.A. *(a)	11,461	102,543
		747,067
Transportation 0.1%
Air France-KLM *(a)	87,238	616,078
Europcar Groupe S.A. *	42,251	437,690
		1,053,768
Utilities 0.2%
Albioma S.A.	6,964	120,471
Rubis S.C.A.	22,883	2,151,919
		2,272,390
		32,859,081

Germany 4.2%
Automobiles & Components 0.1%
ElringKlinger AG	17,814	322,931
Leoni AG	18,059	727,090
		1,050,021
Banks 0.2%
Aareal Bank AG	35,062	1,298,775
comdirect bank AG	13,894	136,358
Deutsche Pfandbriefbank AG	60,821	646,284
		2,081,417
Capital Goods 0.9%
BayWa AG	10,743	351,655
Deutz AG	70,717	427,944
DMG Mori AG	12,500	607,276
Duerr AG	8,576	713,719
Heidelberger Druckmaschinen AG *	144,402	360,588
Indus Holding AG	10,060	622,144
Kloeckner & Co. SE *	58,739	772,086
Krones AG	9,121	948,844
Nordex SE *(a)	38,144	562,987
Norma Group SE	19,978	862,519
Pfeiffer Vacuum Technology AG	6,074	651,877
Security	Number of Shares	Value ($)
Rheinmetall AG	26,449	2,026,911
SGL Carbon SE *(a)	44,981	384,669
Vossloh AG *	5,723	368,524
Wacker Neuson SE	16,300	311,507
		9,973,250
Commercial & Professional Services 0.1%
Bertrandt AG	2,623	261,049
Bilfinger SE *(a)	20,640	816,202
		1,077,251
Consumer Durables & Apparel 0.1%
Gerry Weber International AG (a)	17,098	193,492
Puma SE	1,622	506,203
		699,695
Diversified Financials 0.1%
Deutsche Beteiligungs AG	8,392	300,693
GRENKE AG	4,412	773,551
		1,074,244
Food, Beverage & Tobacco 0.0%
KWS Saat SE	1,244	377,329
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	8,692	377,203
CompuGroup Medical SE	14,007	562,832
Draegerwerk AG & Co., KGaA	1,488	102,427
Rhoen-Klinikum AG	28,133	710,583
		1,753,045
Materials 0.3%
Aurubis AG	27,582	1,595,855
BRAAS Monier Building Group S.A.	14,920	404,435
Salzgitter AG	23,312	854,859
		2,855,149
Media 0.2%
CTS Eventim AG & Co., KGaA	21,550	785,895
Stroeer SE & CO. KGaA (a)	15,611	783,214
Tele Columbus AG *	46,157	395,412
		1,964,521
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	18,523	1,456,705
MorphoSys AG *	16,793	960,198
STADA Arzneimittel AG	38,468	2,336,069
		4,752,972
Real Estate 0.5%
ADO Properties S.A.	13,746	509,110
alstria Office REIT-AG *	75,780	920,790
Deutsche Euroshop AG	31,500	1,309,253
DIC Asset AG	22,185	223,479
PATRIZIA Immobilien AG *	28,432	533,994
TAG Immobilien AG	88,950	1,218,813
TLG Immobilien AG	31,176	603,420
		5,318,859
Retailing 0.1%
Takkt AG	19,582	441,854
zooplus AG *	3,679	527,561
		969,415
Semiconductors & Semiconductor Equipment 0.2%
AIXTRON SE *	49,257	169,269
Dialog Semiconductor plc *	43,192	2,283,087
SMA Solar Technology AG (a)	7,708	194,853
		2,647,209
Software & Services 0.3%
Bechtle AG	8,349	872,615
Nemetschek SE	11,775	639,494

22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Software AG	31,507	1,172,279
XING AG	1,533	313,413
		2,997,801
Technology Hardware & Equipment 0.1%
Diebold Nixdorf AG	5,036	367,738
Jenoptik AG	31,067	694,733
		1,062,471
Telecommunication Services 0.3%
Drillisch AG (a)	24,775	1,126,749
Freenet AG	67,135	2,009,225
		3,135,974
Transportation 0.1%
Hamburger Hafen und Logistik AG	15,317	304,277
Sixt SE	8,305	426,463
		730,740
		44,521,363

Hong Kong 2.2%
Automobiles & Components 0.1%
Nexteer Automotive Group Ltd.	434,074	560,315
Banks 0.0%
Chong Hing Bank Ltd.	125,836	259,049
Capital Goods 0.2%
BEP International Holdings Ltd.	7,272,278	449,690
China Ocean Industry Group Ltd. *	6,873,798	187,730
China Strategic Holdings Ltd. *	7,673,739	158,172
KuangChi Science Ltd. *(a)	1,022,259	425,368
Summit Ascent Holdings Ltd. *	368,288	111,021
The 13 Holdings Ltd. *	405,668	116,540
Vision Fame International Holding Ltd. *(a)	855,512	156,500
		1,605,021
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd.	612,932	273,206
Man Wah Holdings Ltd.	972,833	640,413
Pacific Textiles Holdings Ltd.	276,893	308,909
Regina Miracle International Holdings Ltd. (a)	184,154	144,952
Stella International Holdings Ltd.	244,326	346,859
		1,714,339
Consumer Services 0.1%
China Baoli Technologies Holdings Ltd. *	18,180,695	541,033
China LotSynergy Holdings Ltd. *	4,977,818	169,936
Dynam Japan Holdings Co., Ltd.	192,106	318,756
NagaCorp Ltd.	889,422	486,965
		1,516,690
Diversified Financials 0.2%
China Financial International Investments Ltd. *	2,454,915	124,921
China LNG Group Ltd.	9,634,460	235,821
China Medical & HealthCare Group Ltd. *	2,982,680	151,777
Emperor Capital Group Ltd.	2,145,280	193,456
Freeman FinTech Corp., Ltd. *	8,019,436	557,877
G-Resources Group Ltd.	16,161,352	299,807
Sun Hung Kai & Co., Ltd.	315,298	205,935
Value Partners Group Ltd.	576,858	583,364
		2,352,958
Energy 0.0%
NewOcean Energy Holdings Ltd.	620,141	225,290
Sino Oil & Gas Holdings Ltd. *	10,029,334	257,114
		482,404
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
C.P. Pokphand Co., Ltd.	3,341,678	335,784
Vitasoy International Holdings Ltd.	411,820	811,709
		1,147,493
Health Care Equipment & Services 0.0%
Town Health International Medical Group Ltd.	2,569,795	410,508
Insurance 0.0%
Convoy Global Holdings Ltd. *	5,368,938	145,939
Materials 0.1%
China Silver Group Ltd.	850,191	168,670
MMG Ltd. *(a)	1,292,139	509,368
NetMind Financial Holdings Ltd. *	17,130,206	123,581
Superb Summit International Group Ltd. *(c)	1,120,000	—
TCC International Holdings Ltd.	395,011	108,390
Yingde Gases Group Co., Ltd. (c)	661,681	454,336
		1,364,345
Media 0.1%
IMAX China Holding, Inc. *(a)	67,942	325,599
Mei Ah Entertainment Group Ltd. *	2,096,604	128,295
Nan Hai Corp., Ltd. *(a)	6,069,140	189,992
		643,886
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Animal Healthcare Ltd. *(c)	192,752	—
Lee's Pharmaceutical Holdings Ltd.	197,384	164,011
The United Laboratories International Holdings Ltd. *	390,897	251,787
		415,798
Real Estate 0.4%
Beijing Enterprises Medical & Health Group Ltd. *	3,494,367	211,576
Far East Consortium International Ltd.	700,893	319,636
Fortune Real Estate Investment Trust	899,755	1,009,587
Gemdale Properties & Investment Corp., Ltd.	4,175,752	274,351
K Wah International Holdings Ltd.	782,794	436,653
Lai Sun Development Co., Ltd.	8,956,046	212,293
Prosperity REIT	705,922	289,191
SEA Holdings Ltd.	140,170	281,335
Sunlight Real Estate Investment Trust	809,470	476,561
Yuexiu Real Estate Investment Trust	802,761	477,782
		3,988,965
Retailing 0.2%
China Harmony New Energy Auto Holding Ltd.	503,841	245,999
Chow Sang Sang Holdings International Ltd.	168,360	374,353
Giordano International Ltd.	809,470	441,106
Luk Fook Holdings International Ltd.	210,149	610,485
Pou Sheng International Holdings Ltd.	1,273,778	310,139
		1,982,082
Software & Services 0.1%
HC International, Inc. *	415,357	340,849
IGG, Inc.	600,942	425,017
		765,866
Technology Hardware & Equipment 0.2%
China Aerospace International Holdings Ltd.	1,467,844	194,768
China Goldjoy Group Ltd.	5,368,938	491,075
GCL New Energy Holdings Ltd. *	3,944,245	200,707
Ju Teng International Holdings Ltd.	597,221	226,195

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technovator International Ltd.	328,449	139,208
Truly International Holdings Ltd.	901,240	387,783
		1,639,736
Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	234,446	124,435
CITIC Telecom International Holdings Ltd.	925,383	289,687
HKBN Ltd.	463,409	540,274
SmarTone Telecommunications Holdings Ltd.	250,332	339,905
		1,294,301
Transportation 0.1%
Pacific Basin Shipping Ltd. *	1,787,857	391,546
SITC International Holdings Co., Ltd.	783,346	502,556
		894,102
Utilities 0.0%
Canvest Environmental Protection Group Co., Ltd.	561,240	303,668
United Photovoltaics Group Ltd. *	2,166,080	189,751
		493,419
		23,677,216

Ireland 0.6%
Banks 0.0%
Permanent TSB Group Holdings plc *	63,202	177,970
Capital Goods 0.3%
Kingspan Group plc	108,010	3,328,371
Food, Beverage & Tobacco 0.1%
C&C Group plc	207,805	854,549
Origin Enterprises plc	77,339	522,914
		1,377,463
Real Estate 0.1%
Green REIT plc	395,716	567,658
Hibernia REIT plc	353,379	454,356
		1,022,014
Transportation 0.1%
Irish Continental Group plc	97,275	521,990
		6,427,808

Israel 0.5%
Capital Goods 0.0%
Electra Ltd.	1,492	287,842
Energy 0.1%
Jerusalem Oil Exploration *	7,351	392,155
Food & Staples Retailing 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,658	296,476
Shufersal Ltd.	39,198	176,592
		473,068
Health Care Equipment & Services 0.0%
Mazor Robotics Ltd. *	22,331	259,607
Insurance 0.1%
IDI Insurance Co., Ltd.	3,900	199,805
Menora Mivtachim Holdings Ltd. *	34,848	380,520
Migdal Insurance & Financial Holding Ltd. *	107,107	106,333
Phoenix Holdings Ltd. *	28,848	118,553
		805,211
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Compugen Ltd. *	46,937	205,913
Security	Number of Shares	Value ($)
Real Estate 0.1%
Africa Israel Properties Ltd. *	12,286	244,687
Airport City Ltd. *	1	9
Jerusalem Economy Ltd. *	90,146	212,717
Reit 1 Ltd.	135,005	423,154
		880,567
Semiconductors & Semiconductor Equipment 0.0%
Nova Measuring Instruments Ltd. *	22,543	380,660
Software & Services 0.0%
Formula Systems 1985 Ltd.	4,954	201,410
Technology Hardware & Equipment 0.0%
Gilat Satellite Networks Ltd. *	22,277	118,903
Telecommunication Services 0.1%
B Communications Ltd.	5,100	100,871
Cellcom Israel Ltd. *	36,137	398,566
Partner Communications Co., Ltd. *	62,026	391,209
		890,646
		4,895,982

Italy 3.2%
Automobiles & Components 0.1%
Brembo S.p.A.	17,341	1,168,243
Piaggio & C S.p.A.	155,357	258,354
		1,426,597
Banks 0.5%
Banca Carige S.p.A. *(a)	375,429	110,504
Banca Monte dei Paschi di Siena S.p.A. *(c)	14,324	203,203
Banca Popolare di Sondrio Scarl	277,937	886,598
Banco BPM S.p.A.	888,547	2,224,464
BPER Banca	305,473	1,399,007
Credito Emiliano S.p.A.	42,634	267,967
Credito Valtellinese SC	75,434	273,172
		5,364,915
Capital Goods 0.3%
Astaldi S.p.A. (a)	34,287	236,817
C.I.R. - Compagnie Industriali Riunite S.p.A	241,377	315,223
Danieli & C Officine Meccaniche S.p.A.	7,633	169,111
Danieli & C Officine Meccaniche S.p.A. - RSP	26,876	446,368
Fincantieri S.p.A. *	263,736	167,867
Industria Macchine Automatiche S.p.A.	8,367	595,237
Interpump Group S.p.A.	55,273	1,128,850
Italmobiliare S.p.A.	4,959	244,923
Salini Impregilo S.p.A	95,204	320,689
		3,625,085
Consumer Durables & Apparel 0.4%
Brunello Cucinelli S.p.A.	15,043	310,582
De'Longhi S.p.A.	36,146	941,014
Moncler S.p.A.	81,098	1,552,869
OVS S.p.A.	65,496	381,386
Safilo Group S.p.A. *	14,618	100,732
Tod's S.p.A. (a)	8,041	569,055
		3,855,638
Consumer Services 0.1%
Autogrill S.p.A.	86,710	769,353
Diversified Financials 0.4%
Anima Holding S.p.A.	133,484	717,002
Azimut Holding S.p.A.	64,064	1,078,979
Banca Generali S.p.A.	35,130	851,104

24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Banca IFIS S.p.A.	11,210	351,396
Cerved Information Solutions S.p.A.	121,142	1,085,156
		4,083,637
Energy 0.0%
Saras S.p.A.	260,320	475,780
Food & Staples Retailing 0.0%
MARR S.p.A.	18,499	376,432
Health Care Equipment & Services 0.1%
Amplifon S.p.A.	50,659	544,224
DiaSorin S.p.A.	13,855	879,659
		1,423,883
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	96,224	605,306
Unipol Gruppo Finanziario S.p.A.	310,724	1,184,008
		1,789,314
Materials 0.2%
Buzzi Unicem S.p.A.	41,465	1,030,139
Buzzi Unicem S.p.A. - RSP	31,240	426,896
Cementir Holding S.p.A.	29,787	165,855
		1,622,890
Media 0.0%
RAI Way S.p.A.	59,221	272,479
Real Estate 0.1%
Beni Stabili S.p.A. *	711,492	446,059
Immobiliare Grande Distribuzione	208,477	163,930
		609,989
Retailing 0.1%
Yoox Net-A-Porter Group S.p.A. *	35,419	846,062
Software & Services 0.0%
Reply S.p.A.	2,524	337,128
Technology Hardware & Equipment 0.0%
Datalogic S.p.A.	12,219	258,250
Esprinet S.p.A.	16,805	130,088
		388,338
Telecommunication Services 0.1%
Ei Towers S.p.A.	10,272	530,143
Infrastrutture Wireless Italiane S.p.A.	145,418	658,260
		1,188,403
Transportation 0.2%
Ansaldo STS S.p.A.	64,800	802,178
ASTM S.p.A.	23,245	301,342
Enav S.p.A. *	106,615	381,558
Societa Iniziative Autostradali e Servizi S.p.A.	45,702	401,615
		1,886,693
Utilities 0.4%
A2A S.p.A.	968,929	1,349,784
ACEA S.p.A.	27,136	346,017
ERG S.p.A.	37,981	443,137
Hera S.p.A.	439,644	1,093,168
Iren S.p.A.	286,017	493,265
		3,725,371
		34,067,987

Japan 19.5%
Automobiles & Components 0.9%
Daido Metal Co., Ltd.	26,124	239,327
Daikyonishikawa Corp.	33,362	446,377
Eagle Industry Co., Ltd.	15,673	226,792
FCC Co., Ltd.	20,824	419,514
Futaba Industrial Co., Ltd.	26,042	182,947
Security	Number of Shares	Value ($)
G-Tekt Corp.	12,225	228,362
Keihin Corp.	27,806	467,223
KYB Corp.	122,678	663,362
Mitsuba Corp.	23,936	455,679
Musashi Seimitsu Industry Co., Ltd.	16,905	451,012
Nippon Seiki Co., Ltd.	28,735	601,230
Nissin Kogyo Co., Ltd.	26,091	465,690
Pacific Industrial Co., Ltd.	32,798	409,517
Piolax, Inc.	5,712	393,104
Press Kogyo Co., Ltd.	61,959	315,651
Sanden Holdings Corp.	70,823	246,236
Showa Corp.	36,467	303,444
Sumitomo Riko Co., Ltd.	22,950	239,787
Tachi-S Co., Ltd.	18,364	338,934
Topre Corp.	26,124	688,561
TPR Co., Ltd.	21,239	726,095
Unipres Corp.	23,623	507,994
Yorozu Corp.	10,901	173,913
		9,190,751
Banks 1.7%
Bank of the Ryukyus Ltd.	34,667	509,075
FIDEA Holdings Co., Ltd.	181,068	347,943
Jimoto Holdings, Inc.	136,495	237,892
Kansai Urban Banking Corp.	29,415	403,294
Mebuki Financial Group, Inc.	606,058	2,681,313
The Aichi Bank Ltd.	7,623	479,652
The Akita Bank Ltd.	114,029	364,860
The Aomori Bank Ltd.	152,388	528,458
The Bank of Iwate Ltd.	11,191	478,107
The Bank of Nagoya Ltd.	11,772	444,534
The Bank of Okinawa Ltd.	14,971	572,694
The Chiba Kogyo Bank Ltd.	46,076	261,915
The Ehime Bank Ltd.	7,653	94,872
The Eighteenth Bank Ltd.	106,677	348,963
The Fukui Bank Ltd.	184,925	446,259
The Hokkoku Bank Ltd.	127,335	524,659
The Hokuetsu Bank Ltd.	6,084	147,308
The Hyakugo Bank Ltd.	115,574	487,562
The Hyakujushi Bank Ltd.	151,146	543,064
The Kiyo Bank Ltd.	51,217	854,647
The Minato Bank Ltd.	12,151	251,198
The Miyazaki Bank Ltd.	118,211	390,920
The Musashino Bank Ltd.	18,102	585,684
The Nanto Bank Ltd.	16,616	674,234
The Ogaki Kyoritsu Bank Ltd.	207,609	682,845
The Oita Bank Ltd.	126,044	502,441
The Shikoku Bank Ltd.	75,168	206,924
The Tochigi Bank Ltd.	76,938	390,587
The Toho Bank Ltd.	154,852	590,980
The Towa Bank Ltd.	312,584	332,462
The Yamagata Bank Ltd.	110,229	472,896
The Yamanashi Chuo Bank Ltd.	105,000	499,263
Tokyo TY Financial Group, Inc.	16,901	577,793
TOMONY Holdings, Inc.	98,488	559,846
Tsukuba Bank Ltd.	67,482	207,479
		17,682,623
Capital Goods 4.4%
Aica Kogyo Co., Ltd.	41,236	1,058,496
Aichi Corp.	16,633	130,228
Aida Engineering Ltd.	41,868	374,954
Anest Iwata Corp.	8,133	79,451
Asahi Diamond Industrial Co., Ltd.	39,997	328,527
Bunka Shutter Co., Ltd.	34,867	255,850
Central Glass Co., Ltd.	125,088	573,537
Chiyoda Integre Co., Ltd.	11,865	264,162
Chudenko Corp.	23,739	505,184
CKD Corp.	36,056	467,598

25
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daihen Corp.	70,821	470,937
Daiho Corp.	64,517	298,698
Fuji Machine Manufacturing Co., Ltd.	61,033	816,610
Fujitec Co., Ltd.	53,450	615,785
Fukuda Corp.	23,443	218,747
Fukushima Industries Corp.	9,427	323,965
Furukawa Co., Ltd.	230,105	477,136
Futaba Corp.	26,016	472,257
Giken Ltd.	11,100	195,938
Hanwa Co., Ltd.	125,468	903,850
Hazama Ando Corp.	121,572	884,476
Hibiya Engineering Ltd.	16,413	246,301
Hitachi Koki Co., Ltd.	36,155	280,166
Hitachi Zosen Corp.	100,938	591,816
Hosokawa Micron Corp.	30,141	224,674
Inaba Denki Sangyo Co., Ltd.	17,565	619,332
Inabata & Co., Ltd.	36,155	475,022
Iseki & Co., Ltd.	132,587	305,738
Iwatani Corp.	136,010	798,664
Jamco Corp.	5,310	116,845
Juki Corp.	18,695	224,236
Kamei Corp.	12,863	148,881
Kanamoto Co., Ltd.	17,306	441,138
Kanematsu Corp.	260,212	453,513
Katakura Industries Co., Ltd.	28,502	390,777
Kato Works Co., Ltd.	6,269	160,920
Kitz Corp.	72,694	498,336
Komori Corp.	33,819	452,794
Kumagai Gumi Co., Ltd.	231,211	636,484
Kuroda Electric Co., Ltd.	26,900	561,393
Kyowa Exeo Corp.	57,101	795,132
Maeda Corp.	83,885	747,494
Makino Milling Machine Co., Ltd.	57,690	538,822
Meidensha Corp.	138,209	476,817
METAWATER Co., Ltd.	7,633	192,522
Mie Kotsu Group Holdings, Inc.	38,267	134,072
Mirait Holdings Corp.	42,584	424,755
Morita Holdings Corp.	26,124	361,909
Nachi-Fujikoshi Corp.	125,617	681,499
Namura Shipbuilding Co., Ltd.	37,037	248,933
Nichias Corp.	67,990	640,492
Nichiha Corp.	18,364	517,018
Nihon Trim Co., Ltd.	2,554	91,422
Nippon Carbon Co., Ltd. (a)	68,972	178,155
Nippon Densetsu Kogyo Co., Ltd.	21,713	378,621
Nippon Koei Co., Ltd.	3,720	92,331
Nippon Sheet Glass Co., Ltd. *	62,075	468,260
Nippon Steel & Sumikin Bussan Corp.	8,664	374,793
Nippon Thompson Co., Ltd.	34,013	163,856
Nishimatsu Construction Co., Ltd.	185,259	966,986
Nishio Rent All Co., Ltd.	10,302	299,710
Nissin Electric Co., Ltd.	30,634	361,688
Nitta Corp.	12,991	351,814
Nitto Boseki Co., Ltd.	108,819	479,490
Nitto Kogyo Corp.	20,797	292,944
Noritz Corp.	29,910	554,171
Obara Group, Inc.	8,331	371,185
Oiles Corp.	26,232	488,370
Okabe Co., Ltd.	35,079	318,230
Okumura Corp.	135,775	861,601
Penta-Ocean Construction Co., Ltd.	183,881	872,689
Raito Kogyo Co., Ltd.	31,915	330,603
Ryobi Ltd.	85,387	373,952
Sanki Engineering Co., Ltd.	40,637	355,213
Sankyo Tateyama, Inc.	22,204	331,815
Shibuya Corp.	8,200	209,168
Shima Seiki Manufacturing Ltd.	17,527	591,361
Shinmaywa Industries Ltd.	54,604	564,659
Security	Number of Shares	Value ($)
SHO-BOND Holdings Co., Ltd.	15,937	692,263
Sinfonia Technology Co., Ltd.	56,683	155,532
Sintokogio Ltd.	41,362	381,513
Sodick Co., Ltd.	32,235	334,782
Star Micronics Co., Ltd.	28,930	422,243
Sumitomo Mitsui Construction Co., Ltd.	494,912	548,502
Taihei Dengyo Kaisha Ltd.	19,903	193,898
Taikisha Ltd.	21,503	551,581
Takara Standard Co., Ltd.	28,845	475,916
Takasago Thermal Engineering Co., Ltd.	46,480	695,840
Takeuchi Manufacturing Co., Ltd.	20,840	418,719
Takuma Co., Ltd.	53,679	496,082
Teikoku Sen-I Co., Ltd.	16,093	248,979
Tekken Corp.	83,059	245,721
The Nippon Road Co., Ltd.	36,717	158,833
Toa Corp.	13,150	233,652
TOKAI Holdings Corp. (a)	79,794	589,086
Tokyu Construction Co., Ltd.	54,703	404,338
Toshiba Machine Co., Ltd.	88,429	380,161
Toshiba Plant Systems & Services Corp.	26,124	368,447
Totetsu Kogyo Co., Ltd.	19,898	545,090
Toyo Engineering Corp. *	105,000	254,324
Trusco Nakayama Corp.	26,000	589,087
Tsubaki Nakashima Co., Ltd.	9,600	164,483
Tsubakimoto Chain Co.	103,984	894,996
Tsugami Corp.	50,284	313,250
Tsukishima Kikai Co., Ltd.	30,634	344,165
Union Tool Co.	7,633	252,080
Wakita & Co., Ltd.	26,124	240,494
YAMABIKO Corp.	25,080	316,736
Yamazen Corp.	62,477	584,090
Yokogawa Bridge Holdings Corp.	18,213	228,222
Yushin Precision Equipment Co., Ltd.	5,430	139,675
		46,688,748
Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	12,891	399,801
Bell System24 Holdings, Inc.	26,763	222,935
Benefit One, Inc.	12,204	348,499
Daiseki Co., Ltd.	30,719	656,744
Duskin Co., Ltd.	39,581	871,677
Itoki Corp.	28,160	182,473
Kokuyo Co., Ltd.	64,823	857,470
Meitec Corp.	16,451	645,483
Mitsubishi Pencil Co., Ltd.	15,820	797,469
Nippon Parking Development Co., Ltd.	136,495	184,214
Nissha Printing Co., Ltd. (a)	21,328	609,045
Nomura Co., Ltd.	27,520	456,269
Okamura Corp.	51,050	466,310
Outsourcing, Inc.	7,040	238,159
Prestige International, Inc.	16,066	132,824
Relia, Inc.	26,124	260,575
Sato Holdings Corp.	16,089	353,890
TechnoPro Holdings, Inc.	24,148	849,286
		8,533,123
Consumer Durables & Apparel 1.0%
Alpine Electronics, Inc.	25,792	375,752
Chofu Seisakusho Co., Ltd.	12,991	317,562
Clarion Co., Ltd.	59,703	229,986
Descente Ltd.	31,239	365,760
Foster Electric Co., Ltd.	17,903	307,064
Fujibo Holdings, Inc.	8,191	238,296
Goldwin, Inc.	5,895	321,924
Gunze Ltd.	165,243	609,960
JVC Kenwood Corp.	104,169	265,345
Kurabo Industries Ltd.	147,212	317,094
Mars Engineering Corp.	12,299	260,853
Mizuno Corp.	76,812	411,916

26
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Onward Holdings Co., Ltd.	79,754	593,067
Pioneer Corp. *	171,632	349,753
Sangetsu Corp.	49,690	859,810
Sanyo Shokai Ltd.	769	1,217
Seiko Holdings Corp.	87,995	378,295
Seiren Co., Ltd.	33,248	442,772
Starts Corp., Inc.	17,461	376,890
Tamron Co., Ltd.	14,077	265,599
The Japan Wool Textile Co., Ltd.	41,868	333,791
Token Corp.	5,085	366,769
Tomy Co., Ltd.	69,093	731,162
TSI Holdings Co., Ltd.	73,117	510,385
Unitika Ltd. *	234,747	201,419
Yondoshi Holdings, Inc.	11,931	271,922
Yonex Co., Ltd.	5,210	227,473
Zojirushi Corp. (a)	26,804	359,351
		10,291,187
Consumer Services 0.9%
Accordia Golf Co., Ltd.	48,328	520,060
Atom Corp.	51,364	335,127
CHIMNEY Co., Ltd.	8,337	213,781
Colowide Co., Ltd. (a)	40,924	676,672
Create Restaurants Holdings, Inc.	27,405	239,061
Doutor Nichires Holdings Co., Ltd.	20,429	395,488
Fuji Kyuko Co., Ltd.	50,668	461,915
Fujita Kanko, Inc.	54,148	173,258
Hiday Hidaka Corp.	5,236	110,209
Ichibanya Co., Ltd.	10,461	345,474
Kisoji Co., Ltd.	23,248	511,358
Kura Corp.	3,942	163,832
Kyoritsu Maintenance Co., Ltd.	8,345	525,082
Matsuya Foods Co., Ltd.	12,893	487,442
MOS Food Services, Inc.	19,046	571,116
Ohsho Food Service Corp.	7,691	287,334
Plenus Co., Ltd.	15,673	341,238
Round One Corp.	24,238	182,622
Royal Holdings Co., Ltd.	18,213	330,613
Saizeriya Co., Ltd.	16,733	396,172
St Marc Holdings Co., Ltd.	10,139	312,638
Tokyo Dome Corp.	70,744	710,696
Tokyotokeiba Co., Ltd.	95,627	227,348
Toridoll Holdings corp.	10,409	216,860
Tosho Co., Ltd.	6,150	269,064
Yoshinoya Holdings Co., Ltd. (a)	45,184	664,726
		9,669,186
Diversified Financials 0.5%
Financial Products Group Co., Ltd.	42,944	421,437
Fuyo General Lease Co., Ltd.	14,321	687,347
IBJ Leasing Co., Ltd.	24,742	558,815
Ichiyoshi Securities Co., Ltd.	26,864	211,771
J Trust Co., Ltd.	53,644	630,965
Jaccs Co., Ltd.	81,345	361,340
Japan Securities Finance Co., Ltd.	83,885	480,585
kabu.com Securities Co., Ltd.	127,620	438,004
Kyokuto Securities Co., Ltd.	19,195	286,677
Marusan Securities Co., Ltd.	39,577	340,995
Monex Group, Inc.	137,555	362,682
Okasan Securities Group, Inc.	91,644	609,404
Ricoh Leasing Co., Ltd.	8,011	264,205
		5,654,227
Energy 0.2%
Itochu Enex Co., Ltd.	48,179	407,359
Modec, Inc.	15,775	340,921
Nippon Gas Co., Ltd.	27,936	831,451
San-Ai Oil Co., Ltd.	46,764	399,574
Security	Number of Shares	Value ($)
Shinko Plantech Co., Ltd.	35,441	293,956
Toyo Kanetsu KK	53,314	149,147
		2,422,408
Food & Staples Retailing 0.6%
Arcs Co., Ltd.	31,243	707,599
Axial Retailing, Inc.	12,299	496,313
Belc Co., Ltd.	6,245	253,406
Cawachi Ltd.	5,000	134,290
Cocokara fine, Inc.	12,357	524,056
Create SD Holdings Co., Ltd.	12,983	299,844
Heiwado Co., Ltd.	20,824	501,592
Kato Sangyo Co., Ltd.	12,991	345,428
Life Corp.	11,859	350,836
San-A Co., Ltd.	12,183	560,776
Sogo Medical Co., Ltd.	3,600	126,451
Toho Co., Ltd.	5,581	129,343
United Super Markets Holdings, Inc.	51,971	471,007
Valor Holdings Co., Ltd.	25,038	623,684
Yaoko Co., Ltd.	13,977	570,898
Yokohama Reito Co., Ltd.	43,280	411,196
		6,506,719
Food, Beverage & Tobacco 1.0%
DyDo Group Holdings, Inc.	6,074	308,898
Fuji Oil Holdings, Inc.	32,193	728,540
Fujicco Co., Ltd.	15,008	326,357
Hokuto Corp.	13,947	270,875
Kameda Seika Co., Ltd.	10,302	462,225
Kenko Mayonnaise Co., Ltd.	7,002	170,849
Key Coffee, Inc.	17,358	340,380
Kotobuki Spirits Co., Ltd.	13,707	328,571
Marudai Food Co., Ltd.	78,734	345,519
Maruha Nichiro Corp.	24,928	749,723
Morinaga & Co., Ltd.	26,212	1,185,438
Morinaga Milk Industry Co., Ltd.	136,377	1,058,008
Nippon Flour Mills Co., Ltd.	31,385	477,430
Nippon Suisan Kaisha Ltd.	155,089	787,331
Prima Meat Packers Ltd.	91,360	369,898
Rock Field Co., Ltd.	16,723	258,277
Rokko Butter Co., Ltd.	7,364	161,385
S Foods, Inc. (a)	11,273	320,402
Sakata Seed Corp.	23,992	678,685
Showa Sangyo Co., Ltd.	78,734	429,964
The Nisshin Oillio Group Ltd.	78,734	411,667
Warabeya Nichiyo Holdings Co., Ltd.	10,731	241,312
		10,411,734
Health Care Equipment & Services 0.6%
A/S One Corp.	8,144	365,401
BML, Inc.	15,402	337,403
Eiken Chemical Co., Ltd.	9,811	268,326
Hogy Medical Co., Ltd.	7,275	431,747
Jeol Ltd.	52,517	247,835
Mani, Inc.	15,355	355,724
Menicon Co., Ltd.	5,971	191,589
Nagaileben Co., Ltd.	19,901	427,422
NichiiGakkan Co., Ltd.	36,155	282,751
Nikkiso Co., Ltd.	41,699	458,415
Paramount Bed Holdings Co., Ltd.	13,319	504,142
Ship Healthcare Holdings, Inc.	26,124	738,995
Toho Holdings Co., Ltd.	35,015	759,542
Tokai Corp.	9,562	344,842
Tsukui Corp.	37,634	231,418
Vital KSK Holdings, Inc.	25,424	235,868
		6,181,420
Household & Personal Products 0.3%
Ci:z Holdings Co., Ltd.	15,381	452,968
Earth Chemical Co., Ltd.	9,866	470,880

27
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
euglena Co., Ltd. *(a)	38,269	414,209
Fancl Corp.	25,786	381,887
Mandom Corp.	12,643	597,770
Milbon Co., Ltd.	8,502	420,218
Noevir Holdings Co., Ltd.	10,302	411,122
		3,149,054
Insurance 0.0%
Anicom Holdings, Inc.	11,340	224,195
Materials 2.3%
ADEKA Corp.	75,668	1,063,146
Aichi Steel Corp.	9,147	402,228
Asahi Holdings, Inc.	26,882	467,074
Chugoku Marine Paints Ltd.	48,495	366,687
Dai Nippon Toryo Co., Ltd.	83,737	169,891
Daiken Corp.	9,161	175,712
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	58,927	371,832
Daio Paper Corp. (a)	47,408	589,819
Fuji Seal International, Inc.	25,336	510,864
Fujimi, Inc.	14,555	323,661
Fujimori Kogyo Co., Ltd.	8,331	232,689
Fuso Chemical Co., Ltd.	12,656	354,619
Godo Steel Ltd.	8,017	134,853
Hokuetsu Kishu Paper Co., Ltd.	93,510	645,214
Ihara Chemical Industry Co., Ltd.	24,752	244,456
Ishihara Sangyo Kaisha Ltd. *	28,942	286,096
JSP Corp.	5,536	128,943
Kanto Denka Kogyo Co., Ltd.	24,438	233,273
Konishi Co., Ltd.	9,121	108,179
Kumiai Chemical Industry Co., Ltd.	33,098	207,667
Kureha Corp.	9,716	411,618
Kyoei Steel Ltd.	17,479	329,630
Mitsui Mining & Smelting Co., Ltd.	340,573	1,129,308
Neturen Co., Ltd.	12,541	101,216
Nihon Nohyaku Co., Ltd.	40,597	252,904
Nihon Parkerizing Co., Ltd.	71,350	865,370
Nippon Light Metal Holdings Co., Ltd.	368,753	909,647
Nippon Soda Co., Ltd.	86,645	507,239
Nippon Yakin Kogyo Co., Ltd.	70,584	141,944
NOF Corp.	91,903	1,002,937
Okamoto Industries, Inc.	45,247	413,303
OSAKA Titanium Technologies Co., Ltd. *	13,195	213,578
Pacific Metals Co., Ltd. *	83,885	306,645
Riken Technos Corp.	40,359	192,984
Sakata INX Corp.	32,981	463,682
Sanyo Chemical Industries Ltd.	10,541	440,445
Sanyo Special Steel Co., Ltd.	82,584	450,988
Sekisui Plastics Co., Ltd.	16,728	122,300
Shikoku Chemicals Corp.	12,219	128,541
Shin-Etsu Polymer Co., Ltd.	31,198	227,533
Stella Chemifa Corp.	4,042	118,314
Sumitomo Bakelite Co., Ltd.	115,310	689,479
Sumitomo Seika Chemicals Co., Ltd.	4,674	199,685
Taiyo Holdings Co., Ltd.	13,324	574,593
Takasago International Corp.	11,419	365,375
Toagosei Co., Ltd.	75,943	861,346
Toho Titanium Co., Ltd.	22,250	187,728
Toho Zinc Co., Ltd.	78,734	407,445
Tokai Carbon Co., Ltd.	154,316	627,553
Tokushu Tokai Paper Co., Ltd.	2,569	99,536
Tokuyama Corp. *	217,017	1,043,528
Tokyo Ohka Kogyo Co., Ltd.	23,904	781,951
Tokyo Rope Manufacturing Co., Ltd.	9,716	154,747
Tokyo Steel Manufacturing Co., Ltd.	62,167	540,075
Topy Industries Ltd.	13,372	377,072
Toyo Ink SC Holdings Co., Ltd.	119,074	594,918
UACJ Corp.	151,635	418,780
Security	Number of Shares	Value ($)
W-Scope Corp.	15,053	251,052
Yodogawa Steel Works Ltd.	18,179	542,681
		24,464,573
Media 0.2%
Asatsu-DK, Inc.	19,068	504,799
Avex Group Holdings, Inc.	21,884	321,360
Kadokawa Dwango *	32,726	488,470
Next Co., Ltd.	34,390	226,531
Toei Co., Ltd.	41,868	374,954
Tv Tokyo Holdings Corp.	12,531	288,957
Zenrin Co., Ltd.	11,153	225,881
		2,430,952
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ASKA Pharmaceutical Co., Ltd.	14,341	220,719
EPS Holdings, Inc.	22,950	318,553
JCR Pharmaceuticals Co., Ltd.	8,751	214,542
Nichi-iko Pharmaceutical Co., Ltd.	27,786	420,944
Seikagaku Corp.	29,214	465,554
Takara Bio, Inc.	20,218	284,608
Torii Pharmaceutical Co., Ltd.	9,121	239,835
Towa Pharmaceutical Co., Ltd.	5,460	261,081
ZERIA Pharmaceutical Co., Ltd.	28,244	442,019
		2,867,855
Real Estate 0.3%
Daibiru Corp.	41,868	382,812
Heiwa Real Estate Co., Ltd.	28,591	404,518
Keihanshin Building Co., Ltd.	58,175	339,530
Kenedix, Inc.	162,555	642,171
Open House Co., Ltd.	12,117	288,833
Takara Leben Co., Ltd.	56,147	298,587
TOC Co., Ltd.	45,452	374,146
Unizo Holdings Co., Ltd.	9,940	261,549
		2,992,146
Retailing 0.8%
AOKI Holdings, Inc.	29,115	359,628
Arata Corp.	8,313	215,840
Arcland Sakamoto Co., Ltd.	27,505	361,374
Belluna Co., Ltd.	45,943	347,801
Chiyoda Co., Ltd.	18,637	462,739
DCM Holdings Co., Ltd.	67,482	602,534
Doshisha Co., Ltd.	15,377	285,179
EDION Corp. (a)	55,363	506,696
Fuji Co., Ltd.	14,779	316,754
Geo Holdings Corp.	20,617	249,870
IDOM, Inc.	35,732	233,774
Jin Co., Ltd.	7,676	411,637
Joshin Denki Co., Ltd.	12,219	121,988
Joyful Honda Co., Ltd.	17,214	544,645
Kohnan Shoji Co., Ltd.	9,021	172,704
Matsuya Co., Ltd.	31,303	286,493
Nishimatsuya Chain Co., Ltd.	37,777	425,090
PAL GROUP Holdings Co., Ltd.	8,184	200,129
PALTAC Corp.	20,760	590,042
Sanyo Electric Railway Co., Ltd.	30,634	164,827
T-Gaia Corp.	11,797	202,442
United Arrows Ltd.	17,651	557,682
VT Holdings Co., Ltd.	44,463	209,032
Xebio Holdings Co., Ltd.	20,313	336,780
Yellow Hat Ltd.	13,628	348,115
		8,513,795
Semiconductors & Semiconductor Equipment 0.3%
Japan Material Co., Ltd.	7,913	113,866
Megachips Corp.	8,775	205,562
Micronics Japan Co., Ltd.	13,940	115,746
Sanken Electric Co., Ltd. *	76,194	337,096

28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shindengen Electric Manufacturing Co., Ltd.	49,850	210,744
Shinko Electric Industries Co., Ltd.	18,686	133,609
Tokyo Seimitsu Co., Ltd.	22,684	741,029
Ulvac, Inc.	31,044	1,376,219
		3,233,871
Software & Services 0.6%
Dip Corp.	12,631	264,846
DTS Corp.	12,199	282,283
F@N Communications, Inc.	21,464	150,978
Fuji Soft, Inc.	15,111	385,321
GMO internet, Inc.	37,818	493,491
Gurunavi, Inc.	17,414	346,770
Ines Corp.	18,584	185,201
Infomart Corp. (a)	55,088	293,448
Internet Initiative Japan, Inc.	19,593	357,414
Istyle, Inc. (a)	15,317	131,013
KLab, Inc. *	21,542	161,924
Marvelous, Inc. (a)	20,084	168,017
Miroku Jyoho Service Co., Ltd.	9,146	139,620
MTI Ltd.	14,773	89,918
NEC Networks & System Integration Corp.	15,673	299,634
NET One Systems Co., Ltd.	71,877	552,480
Nihon Unisys Ltd.	37,165	497,925
NSD Co., Ltd.	23,951	361,347
SMS Co., Ltd.	15,659	348,071
Systena Corp.	6,478	95,012
TKC Corp.	11,344	332,052
Transcosmos, Inc.	16,282	383,602
		6,320,367
Technology Hardware & Equipment 1.2%
Ai Holdings Corp.	22,582	476,728
Amano Corp.	49,283	997,245
Anritsu Corp.	91,012	703,628
Canon Electronics, Inc.	23,966	381,708
CMK Corp. *	22,950	131,072
CONEXIO Corp.	7,311	107,491
Daiwabo Holdings Co., Ltd.	110,229	298,515
Denki Kogyo Co., Ltd.	52,390	261,751
Dexerials Corp.	28,029	318,656
Eizo Corp.	12,493	366,242
Elecom Co., Ltd.	12,219	227,813
Enplas Corp.	6,460	193,133
ESPEC Corp.	7,633	96,397
Hitachi Kokusai Electric, Inc.	34,035	782,089
Hitachi Maxell Ltd.	23,296	456,821
Hosiden Corp.	36,619	323,037
Koa Corp.	26,124	340,195
Macnica Fuji Electronics Holdings, Inc.	15,317	217,123
Maruwa Co., Ltd.	4,870	159,091
Nichicon Corp.	48,993	473,356
Nippon Chemi-Con Corp.	109,062	332,396
Nippon Signal Co., Ltd.	45,780	436,175
Nohmi Bosai Ltd.	15,673	210,542
Oki Electric Industry Co., Ltd.	53,366	762,201
Optex Group Co., Ltd.	9,121	243,830
Osaki Electric Co., Ltd.	23,699	230,667
Riso Kagaku Corp.	20,333	367,279
Ryosan Co., Ltd.	19,756	632,135
Siix Corp.	10,498	400,648
SMK Corp.	52,390	206,029
Tamura Corp.	52,390	212,117
Toshiba TEC Corp. *	61,339	327,295
Toyo Corp.	30,599	273,213
UKC Holdings Corp.	9,121	178,124
Security	Number of Shares	Value ($)
V Technology Co., Ltd.	2,226	318,128
Wacom Co., Ltd.	89,113	336,110
		12,778,980
Transportation 0.5%
Hamakyorex Co., Ltd.	13,381	283,801
Iino Kaiun Kaisha Ltd.	89,521	422,461
Kintetsu World Express, Inc.	20,633	317,559
Konoike Transport Co., Ltd.	20,641	263,074
Maruzen Showa Unyu Co., Ltd.	81,345	323,533
Mitsui-Soko Holdings Co., Ltd.	62,841	190,402
Nippon Holdings Co., Ltd.	39,021	865,622
Nissin Corp.	81,352	274,845
Sakai Moving Service Co., Ltd.	5,752	158,600
Sankyu, Inc.	149,688	961,931
Senko Co., Ltd.	72,719	477,059
The Sumitomo Warehouse Co., Ltd.	83,885	485,834
Trancom Co., Ltd.	5,080	270,152
		5,294,873
Utilities 0.1%
Saibu Gas Co., Ltd.	239,106	564,186
Shizuoka Gas Co., Ltd.	40,637	258,601
The Okinawa Electric Power Co., Inc.	20,905	484,486
		1,307,273
		206,810,060

Netherlands 2.4%
Capital Goods 0.7%
Aalberts Industries N.V.	62,437	2,160,211
Arcadis N.V.	42,924	583,821
IMCD Group N.V.	29,912	1,423,310
Koninklijke BAM Groep N.V.	134,997	707,198
Philips Lighting N.V. *	40,172	1,115,832
TKH Group N.V.	28,972	1,185,247
		7,175,619
Commercial & Professional Services 0.0%
Brunel International N.V.	12,279	196,106
Consumer Durables & Apparel 0.1%
Accell Group	15,317	357,011
TomTom N.V. *	75,168	653,924
		1,010,935
Diversified Financials 0.1%
BinckBank N.V.	23,562	132,596
Flow Traders	18,364	637,606
		770,202
Energy 0.2%
Fugro N.V. CVA *	38,898	621,442
SBM Offshore N.V.	114,084	1,759,590
		2,381,032
Food, Beverage & Tobacco 0.1%
Refresco Group N.V.	35,715	521,633
Wessanen	34,844	465,592
		987,225
Insurance 0.3%
ASR Nederland N.V. *	39,980	1,070,565
Delta Lloyd N.V.	274,596	1,563,971
		2,634,536
Materials 0.2%
APERAM S.A.	29,914	1,526,075
Corbion N.V.	36,412	940,201
		2,466,276

29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galapagos N.V. *	22,180	1,570,603
Real Estate 0.3%
Eurocommercial Properties N.V.	29,940	1,063,232
NSI N.V.	90,106	365,465
Vastned Retail N.V.	11,774	420,371
Wereldhave N.V.	25,400	1,112,799
		2,961,867
Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	30,634	1,561,830
BE Semiconductor Industries N.V.	14,113	541,148
		2,102,978
Transportation 0.1%
PostNL N.V. *	252,244	1,103,766
		25,361,145

New Zealand 0.9%
Energy 0.1%
Z Energy Ltd.	225,864	1,177,798
Food, Beverage & Tobacco 0.1%
a2 Milk Co., Ltd. *	437,704	747,104
Health Care Equipment & Services 0.1%
EBOS Group Ltd.	51,621	690,695
Metlifecare Ltd.	85,575	373,828
Summerset Group Holdings Ltd.	110,234	413,782
		1,478,305
Real Estate 0.2%
Argosy Property Ltd.	621,109	449,217
Goodman Property Trust	634,977	576,355
Precinct Properties New Zealand Ltd.	444,108	390,259
Vital Healthcare Property Trust	104,162	156,697
		1,572,528
Retailing 0.1%
Kathmandu Holdings Ltd.	103,259	149,364
Trade Me Group Ltd.	248,303	932,047
		1,081,411
Telecommunication Services 0.1%
Chorus Ltd.	259,871	778,120
Transportation 0.1%
Freightways Ltd.	123,224	623,852
Mainfreight Ltd.	49,188	761,310
		1,385,162
Utilities 0.1%
Genesis Energy Ltd.	372,552	564,494
Infratil Ltd.	306,939	640,451
		1,204,945
		9,425,373

Norway 1.8%
Banks 0.1%
SpareBank 1 SMN	76,997	663,342
SpareBank 1 SR-Bank A.S.A.	75,909	617,638
		1,280,980
Capital Goods 0.1%
Kongsberg Gruppen A.S.A.	31,517	537,392
Veidekke A.S.A.	42,998	617,392
		1,154,784
Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	92,044	1,032,519
Security	Number of Shares	Value ($)
Diversified Financials 0.1%
Aker A.S.A., A Shares	14,590	618,002
Energy 0.6%
Aker BP A.S.A.	61,848	1,091,564
Aker Solutions A.S.A. *	92,748	538,575
BW LPG Ltd.	36,899	180,801
DNO A.S.A. *(a)	423,412	406,067
Hoegh LNG Holdings Ltd.	22,238	242,806
Ocean Yield A.S.A.	26,071	187,172
Petroleum Geo-Services A.S.A. *(a)	146,091	411,667
Seadrill Ltd. *(a)	195,181	336,303
Subsea 7 S.A. *	170,607	2,419,060
TGS Nopec Geophysical Co. A.S.A.	61,381	1,351,398
		7,165,413
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	48,020	425,192
Bakkafrost P/F	20,656	771,633
Leroy Seafood Group A.S.A.	15,773	835,328
Salmar A.S.A.	31,884	808,416
		2,840,569
Insurance 0.2%
Storebrand A.S.A. *	288,314	1,952,601
Real Estate 0.1%
Entra A.S.A.	49,206	562,280
Norwegian Property A.S.A.	204,412	255,596
		817,876
Retailing 0.1%
XXL A.S.A.	63,776	713,510
Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(a)	93,490	356,851
REC Silicon A.S.A. *(a)	1,311,099	192,649
		549,500
Software & Services 0.1%
Atea A.S.A. *	60,223	652,142
Opera Software A.S.A. *	48,596	210,495
		862,637
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *(a)	6,920	217,519
Wilh Wilhelmsen A.S.A. *	46,022	225,778
		443,297
		19,431,688

Portugal 0.4%
Banks 0.1%
Banco BPI S.A. - Reg'd *	217,981	236,491
Banco Comercial Portugues S.A. *	4,381,204	701,579
		938,070
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A. *	604,125	532,171
Materials 0.1%
Altri, SGPS, S.A.	52,074	238,157
Semapa-Sociedade de Investimento e Gestao	26,419	388,808
The Navigator Co. S.A.	174,778	662,460
		1,289,425
Media 0.1%
NOS, SGPS S.A.	124,489	739,456
Transportation 0.0%
CTT-Correios de Portugal S.A.	87,028	468,668

30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	113,354	316,422
		4,284,212

Republic of Korea 4.8%
Automobiles & Components 0.2%
Halla Holdings Corp.	7,194	402,088
Hanil E-Hwa Co., Ltd.	5,000	68,981
Kumho Tire Co., Inc. *	120,000	861,729
Nexen Tire Corp.	22,444	279,868
S&T Motiv Co., Ltd.	4,906	208,258
SL Corp.	11,300	247,835
Ssangyong Motor Co. *	23,000	162,114
Sungwoo Hitech Co., Ltd.	18,057	123,121
		2,353,994
Banks 0.0%
JB Financial Group Co., Ltd.	76,294	383,241
Capital Goods 0.3%
Byucksan Corp.	36,500	144,451
Dawonsys Co., Ltd.	9,000	83,573
Hanjin Heavy Industries & Construction Co., Ltd. *	27,262	76,307
Hyundai Elevator Co., Ltd. *	6,111	306,428
Hyundai Rotem Co., Ltd. *	13,000	236,834
iMarketKorea, Inc.	10,000	104,798
IS Dongseo Co., Ltd. *	7,300	275,667
Kolon Corp.	2,917	145,237
Korea Electric Terminal Co., Ltd.	3,100	194,649
Kumho Industrial Co., Ltd. *	11,075	90,598
LG International Corp.	15,000	432,456
LIG Nex1 Co., Ltd.	6,317	415,081
LS Industrial Systems Co., Ltd.	7,971	305,235
S&T Dynamics Co., Ltd. *	15,720	133,184
		2,944,498
Consumer Durables & Apparel 0.2%
Cuckoo Electronics Co., Ltd. *	682	85,043
Fila Korea Ltd.	4,900	324,572
Handsome Co., Ltd.	8,300	221,676
Hansae Co., Ltd.	7,000	161,265
HLB, Inc. *	18,168	239,401
Hyundai Livart Furniture Co., Ltd.	8,000	203,759
LF Corp.	11,858	221,272
Youngone Corp.	20,400	579,120
Youngone Holdings Co., Ltd.	2,300	115,127
		2,151,235
Consumer Services 0.1%
Daekyo Co., Ltd.	20,000	143,975
Emerson Pacific, Inc. *	6,996	194,583
Grand Korea Leisure Co., Ltd.	18,871	356,309
Hana Tour Service, Inc.	5,314	394,761
Modetour Network, Inc.	6,000	185,717
		1,275,345
Diversified Financials 0.2%
Daishin Securities Co., Ltd.	26,463	267,965
Hankook Tire Worldwide Co., Ltd.	10,435	189,182
KIWOOM Securities Co., Ltd. *	7,000	477,294
Meritz Financial Group, Inc.	20,400	211,983
Meritz Securities Co., Ltd.	176,000	568,897
NICE Holdings Co., Ltd. *	8,972	142,425
NICE Information Service Co., Ltd.	26,314	163,132
SK Securities Co., Ltd. *	100,000	106,566
Yuanta Securities Korea Co., Ltd. *	41,845	122,861
		2,250,305
Security	Number of Shares	Value ($)
Energy 0.1%
Hankook Shell Oil Co., Ltd.	450	162,171
SK Gas Ltd.	3,755	350,345
		512,516
Food & Staples Retailing 0.1%
CJ Freshway Corp.	2,500	70,860
Hyundai Greenfood Co., Ltd.	47,000	702,454
		773,314
Food, Beverage & Tobacco 0.2%
Binggrae Co., Ltd.	3,060	179,960
Crown Confectionery Co., Ltd. (c)	3,590	105,406
Daesang Corp. *	14,535	317,501
Dongwon F&B Co., Ltd.	560	106,973
Dongwon Industries Co., Ltd.	900	287,332
Lotte Food Co., Ltd.	400	225,337
Maeil Dairy Industry Co., Ltd.	4,000	144,683
Muhak Co., Ltd.	7,847	162,388
Namyang Dairy Products Co., Ltd. *	297	201,984
Samyang Corp.	1,891	163,722
Samyang Holdings Corp.	3,210	319,368
SPC SAMLIP	1,610	306,124
		2,520,778
Health Care Equipment & Services 0.2%
Cellumed Co., Ltd. *	82,864	83,542
Chabiotech Co., Ltd. *	20,147	232,517
DIO Corp. *	6,246	159,913
i-SENS, Inc.	5,000	127,570
InBody Co., Ltd.	7,059	147,953
Lutronic Corp.	5,547	144,715
Medipost Co., Ltd. *	3,401	173,847
Osstem Implant Co., Ltd. *	9,710	494,624
Vieworks Co., Ltd.	4,757	264,617
		1,829,298
Household & Personal Products 0.2%
Able C&C Co., Ltd.	5,000	97,723
Cosmax, Inc.	2,816	357,370
It's Skin Co., Ltd.	3,844	161,137
Korea Kolmar Co., Ltd. *	8,364	567,339
Korea Kolmar Holdings Co., Ltd. *	4,854	120,196
Leader Cosmetics Co., Ltd. *	6,565	99,571
NUTRIBIOTECH Co., Ltd. *	4,712	120,847
		1,524,183
Insurance 0.2%
Hanwha General Insurance Co., Ltd.	32,016	191,119
KB Insurance Co., Ltd.	18,300	426,447
Korean Reinsurance Co.	53,000	524,961
Meritz Fire & Marine Insurance Co., Ltd.	32,092	437,070
Mirae Asset Life Insurance Co., Ltd.	55,000	299,624
Tongyang Life Insurance Co.,Ltd. *	15,897	148,321
		2,027,542
Materials 0.6%
AK Holdings, Inc.	2,276	113,523
Dongkuk Steel Mill Co., Ltd.	44,179	492,289
Foosung Co., Ltd. *	28,999	172,853
Hanil Cement Co., Ltd.	1,791	145,561
Hansol Chemical Co., Ltd.	4,571	310,056
Hansol Holdings Co., Ltd. *	15,000	87,022
Hansol Paper Co., Ltd.	5,915	108,021
Huchems Fine Chemical Corp.	15,000	304,444
Jenax, Inc. *	7,538	139,327
KISWIRE Ltd.	3,917	142,200
Kolon Industries, Inc.	13,122	826,254
Korea PetroChemical Ind Co., Ltd.	1,760	414,026
Lock&Lock Co., Ltd.	12,300	168,605

31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Poongsan Corp.	12,750	461,740
Seah Besteel Corp.	5,000	115,189
SeAH Steel Corp.	1,000	99,049
SK Chemicals Co., Ltd.	12,400	709,512
SK Materials Co., Ltd.	3,429	516,738
Songwon Industrial Co., Ltd.	8,000	120,274
Soulbrain Co., Ltd.	4,228	179,477
Ssangyong Cement Industrial Co., Ltd.	14,739	186,396
Taekwang Industrial Co., Ltd. *	223	189,720
Tongyang, Inc. *	122,189	298,786
Young Poong Corp. *	220	192,616
		6,493,678
Media 0.3%
CJ CGV Co., Ltd.	7,960	525,856
CJ E&M Corp.	13,161	909,020
CJ Hellovision Co., Ltd.	12,500	97,281
Innocean Worldwide, Inc.	6,000	323,679
KT Skylife Co., Ltd.	6,000	88,879
Loen Entertainment, Inc.	3,994	282,573
SM Entertainment Co. *	8,550	183,363
Woongjin Thinkbig Co., Ltd. *	11,018	86,916
YG Entertainment, Inc.	4,256	101,625
		2,599,192
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Amicogen, Inc. *	4,631	172,012
ATGen Co., Ltd. *	4,403	126,162
Binex Co., Ltd. *	13,655	182,348
Bukwang Pharmaceutical Co., Ltd.	14,542	302,222
Caregen Co., Ltd.	2,705	165,302
Cell Biotech Co., Ltd.	4,600	151,130
Chong Kun Dang Pharmaceutical Corp.	3,736	361,788
CMG Pharmaceutical Co., Ltd. *	41,235	127,634
CrystalGenomics, Inc. *	11,528	161,081
Dae Hwa Pharmaceutical Co., Ltd.	6,272	125,079
Daewoong Co., Ltd.	3,279	148,182
Daewoong Pharmaceutical Co., Ltd.	3,046	223,584
Dong-A Socio Holdings Co., Ltd.	1,700	192,439
Dong-A ST Co., Ltd.	2,550	213,562
DongKook Pharmaceutical Co., Ltd.	2,000	102,941
Genexine Co., Ltd. *	6,466	225,302
Green Cross Corp.	4,000	535,927
Green Cross Holdings Corp.	19,000	446,960
Hanall Biopharma Co., Ltd. *	23,044	262,894
Hugel, Inc. *	1,376	448,546
Huons Co., Ltd. *	2,332	103,324
Ilyang Pharmaceutical Co., Ltd.	6,777	240,034
iNtRON Biotechnology, Inc. *	7,200	165,554
Jeil Pharmaceutical Co.	2,860	175,280
JW Holdings Corp.	22,859	161,524
JW Pharmaceutical Corp.	6,477	266,641
Kolon Life Science, Inc.	2,970	291,550
Komipharm International Co., Ltd. *	19,000	545,258
Kwang Dong Pharmaceutical Co., Ltd.	22,200	177,679
Medy-Tox, Inc.	2,676	973,607
Naturalendo Tech Co., Ltd. *	5,386	76,926
Peptron, Inc. *	3,802	128,106
Pharmicell Co., Ltd. *	33,984	148,469
Schnell Biopharmaceuticals, Inc. *	30,000	98,430
Seegene, Inc. *	8,500	258,589
ST Pharm Co., Ltd.	4,429	170,580
ViroMed Co., Ltd. *	9,000	744,196
Yungjin Pharmaceutical Co., Ltd. *	62,339	457,585
		9,858,427
Real Estate 0.0%
Korea Real Estate Investment & Trust Co., Ltd.	115,926	324,480
Security	Number of Shares	Value ($)
Retailing 0.2%
CJ O Shopping Co., Ltd.	1,806	309,691
GS Home Shopping, Inc.	1,935	369,117
Hyundai Home Shopping Network Corp.	4,402	445,748
Interpark Holdings Corp.	32,914	139,137
LOTTE Himart Co., Ltd.	8,000	341,720
NS Shopping Co., Ltd.	1,251	182,547
Seobu T&D	12,384	188,375
		1,976,335
Semiconductors & Semiconductor Equipment 0.3%
Advanced Process Systems Corp. *(c)	15,000	369,445
Dongbu HiTek Co., Ltd. *	18,653	310,127
Eo Technics Co., Ltd.	5,340	393,387
GemVax & Kael Co., Ltd. *	17,326	188,468
Hansol Technics Co., Ltd. *	16,471	249,814
Jusung Engineering Co., Ltd. *	22,271	210,745
Koh Young Technology, Inc.	8,228	367,468
LEENO Industrial, Inc.	3,922	144,289
Seoul Semiconductor Co., Ltd.	28,080	417,196
Silicon Works Co., Ltd.	6,814	185,603
Toptec Co., Ltd.	9,431	187,244
Wonik Holdings Co., Ltd. *	22,280	110,144
WONIK IPS Co., Ltd. *	21,989	435,599
		3,569,529
Software & Services 0.2%
Ahnlab, Inc.	2,877	165,127
Com2uSCorp	7,679	743,622
Daou Technology, Inc.	16,600	270,121
DoubleUGames Co., Ltd.	7,247	266,936
DuzonBizon Co., Ltd.	10,321	209,934
Gamevil, Inc. *	2,324	119,206
GOLFZON Co., Ltd. *	2,000	119,390
Hancom, Inc.	8,000	116,383
Posco ICT Co., Ltd.	42,300	231,186
Ssangyong Information & Communication *	4,122	7,892
Webzen, Inc. *	8,000	145,744
WeMade Entertainment Co., Ltd.	3,862	98,194
		2,493,735
Technology Hardware & Equipment 0.2%
Daeduck Electronics Co.	20,000	147,336
Humax Co., Ltd.	8,338	88,855
LG Innotek Co., Ltd.	10,000	1,061,243
Partron Co., Ltd.	25,200	247,376
SFA Engineering Corp.	5,581	320,324
		1,865,134
Transportation 0.1%
Asiana Airlines, Inc. *	53,700	219,169
Hanjin Kal Corp. *	26,254	392,388
Hanjin Transportation Co., Ltd.	6,586	157,260
Pan Ocean Co., Ltd. *	147,531	674,539
		1,443,356
Utilities 0.0%
Samchully Co., Ltd. *	2,200	189,113
		51,359,228

Singapore 1.7%
Capital Goods 0.1%
Sarine Technologies Ltd.	183,203	246,926
United Engineers Ltd.	283,803	596,604
		843,530
Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(c)	884,000	—

32
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consumer Services 0.1%
Accordia Golf Trust	489,610	262,563
Genting Hong Kong Ltd. *	1,245,863	379,988
GL Ltd.	502,459	282,028
OUE Ltd.	169,628	238,939
		1,163,518
Diversified Financials 0.1%
ARA Asset Management Ltd.	262,759	329,729
Energy 0.0%
Ezion Holdings Ltd. *	1,083,553	286,664
Food, Beverage & Tobacco 0.1%
First Resources Ltd.	304,901	410,953
Super Group Ltd.	306,939	285,310
		696,263
Health Care Equipment & Services 0.1%
Raffles Medical Group Ltd.	558,986	565,561
RHT Health Trust	420,518	255,579
		821,140
Materials 0.0%
Midas Holdings Ltd.	841,036	156,354
Media 0.0%
Asian Pay Television Trust	914,690	313,933
Real Estate 1.1%
Ascendas Hospitality Trust	613,878	331,399
Ascendas India Trust	420,518	327,743
Ascott Residence Trust	500,463	416,889
Cache Logistics Trust	553,512	324,536
Cambridge Industrial Trust	809,470	332,806
CapitaLand Retail China Trust	316,036	322,013
CDL Hospitality Trusts	449,473	454,760
Croesus Retail Trust	398,429	242,154
Far East Hospitality Trust	559,844	234,177
First Real Estate Investment Trust	316,036	290,377
Frasers Centrepoint Trust	381,807	546,004
Frasers Commercial Trust	381,019	345,997
Frasers Logistics & Industrial Trust	162,778	113,481
Keppel DC REIT	426,879	360,171
Keppel REIT	1,131,958	837,708
Lippo Malls Indonesia Retail Trust	1,261,703	351,839
Manulife US Real Estate Investment Trust	209,819	176,248
Mapletree Commercial Trust	1,055,113	1,131,650
Mapletree Greater China Commercial Trust	1,206,553	849,776
Mapletree Industrial Trust	753,097	896,576
Mapletree Logistics Trust	891,174	685,004
OUE Hospitality Trust	594,511	295,438
Parkway Life Real Estate Investment Trust	268,550	466,609
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	597,124	185,727
Soilbuild Business Space REIT	596,310	275,013
SPH REIT	460,977	319,722
Starhill Global REIT	893,425	472,729
Yoma Strategic Holdings Ltd.	767,312	323,703
		11,910,249
Software & Services 0.0%
Silverlake Axis Ltd.	488,907	195,766
Utilities 0.1%
China Everbright Water Ltd.	273,127	83,976
Keppel Infrastructure Trust	1,461,862	517,408
SIIC Environment Holdings Ltd. *	580,501	230,366
		831,750
		17,548,896

Security	Number of Shares	Value ($)
Spain 2.1%
Automobiles & Components 0.1%
Cie Automotive S.A.	32,220	621,059
Banks 0.0%
Liberbank S.A. *	203,367	216,530
Capital Goods 0.2%
Construcciones y Auxiliar de Ferrocarriles S.A.	13,189	494,717
Fomento de Construcciones y Contratas S.A. *	42,379	393,579
Obrascon Huarte Lain S.A. (a)	87,317	306,184
Sacyr S.A. *	159,283	393,685
		1,588,165
Commercial & Professional Services 0.1%
Applus Services S.A.	63,146	735,404
Prosegur Cia de Seguridad S.A.	134,090	777,963
		1,513,367
Consumer Services 0.1%
Codere S.A. *	467,297	327,723
Melia Hotels International S.A.	46,067	603,074
NH Hotel Group S.A. *	129,650	604,793
		1,535,590
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A.	46,063	1,439,028
Energy 0.1%
Tecnicas Reunidas S.A.	19,548	760,244
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	53,447	1,089,570
Viscofan S.A.	28,948	1,520,320
		2,609,890
Insurance 0.1%
Grupo Catalana Occidente S.A.	30,195	1,005,550
Materials 0.1%
Ence Energia y Celulosa S.A.	91,461	247,339
Papeles y Cartones de Europa S.A.	27,340	180,991
Vidrala S.A.	9,462	517,295
		945,625
Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	35,012	405,149
Promotora de Informaciones S.A., Class A *	32,579	169,284
		574,433
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	36,570	585,220
Faes Farma S.A.	161,424	576,338
Pharma Mar S.A. *	93,221	268,939
		1,430,497
Real Estate 0.4%
Axiare Patrimonio SOCIMI S.A.	35,742	519,749
Hispania Activos Inmobiliarios SOCIMI S.A.	55,533	723,750
Inmobiliaria Colonial S.A.	119,084	872,990
Merlin Properties Socimi S.A.	192,570	2,192,555
		4,309,044
Software & Services 0.1%
Indra Sistemas S.A. *	75,997	961,381

33
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Cellnex Telecom SAU	81,777	1,235,230
Euskaltel S.A.	57,225	542,887
Let's GOWEX S.A. *(c)	5,361	—
		1,778,117
Transportation 0.1%
Cia de Distribucion Integral Logista Holdings S.A.	24,290	556,217
		21,844,737

Sweden 4.5%
Automobiles & Components 0.1%
Dometic Group AB *	159,376	1,212,187
Banks 0.0%
Collector AB *	11,244	123,348
Capital Goods 0.7%
Concentric AB	24,361	346,227
Haldex AB (a)	22,207	292,189
Indutrade AB	61,311	1,150,485
Lindab International AB	43,656	364,759
NCC AB, B Shares	52,768	1,257,937
Nibe Industrier AB, B Shares	149,936	1,208,645
Peab AB	106,359	1,008,528
Saab AB, Class B	22,612	898,831
Sweco AB, B Shares	42,579	944,125
		7,471,726
Commercial & Professional Services 0.4%
AF AB, B Shares	35,376	714,492
Bravida Holding AB	32,695	214,003
Intrum Justitia AB	42,049	1,524,386
Loomis AB, B Shares	44,482	1,383,418
		3,836,299
Consumer Durables & Apparel 0.3%
Bonava AB, B Shares *	53,373	823,152
JM AB	30,997	976,760
Nobia AB	36,357	356,657
Thule Group AB	62,305	998,264
		3,154,833
Consumer Services 0.1%
Betsson AB *	77,611	696,722
Pandox AB	24,438	386,395
Rezidor Hotel Group AB	81,333	312,463
SkiStar AB	9,748	161,272
		1,556,852
Diversified Financials 0.2%
Avanza Bank Holding AB	18,181	799,409
Bure Equity AB	26,834	291,989
Investment AB Oresund	30,511	521,715
Ratos AB, B Shares	131,191	611,363
		2,224,476
Food & Staples Retailing 0.1%
Axfood AB	68,947	1,056,454
Food, Beverage & Tobacco 0.2%
AAK AB	17,217	1,150,827
Cloetta AB, B Shares	115,532	446,414
		1,597,241
Health Care Equipment & Services 0.3%
Attendo AB	58,054	565,312
Elekta AB, B Shares	219,067	2,085,773
Lifco AB, B Shares	27,686	735,629
		3,386,714
Security	Number of Shares	Value ($)
Household & Personal Products 0.0%
Oriflame Holding AG *	11,618	474,588
Materials 0.6%
BillerudKorsnas AB	93,918	1,494,345
Hexpol AB	149,944	1,506,724
Holmen AB, B Shares	33,622	1,305,122
SSAB AB, A Shares *(a)	120,967	479,906
SSAB AB, B Shares *	351,986	1,168,173
		5,954,270
Media 0.1%
Modern Times Group MTG AB, B Shares	34,267	1,112,524
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Swedish Orphan Biovitrum AB *(a)	96,226	1,308,834
Vitrolife AB	8,262	404,557
		1,713,391
Real Estate 0.8%
Atrium Ljungberg AB, B Shares	20,257	326,586
Castellum AB	163,927	2,226,040
Fabege AB	84,835	1,434,601
Hemfosa Fastigheter AB	61,258	570,664
Hufvudstaden AB, A Shares	70,658	1,099,146
Klovern AB, B Shares	269,686	280,129
Kungsleden AB	109,170	628,504
Wallenstam AB, B Shares	133,959	1,098,445
Wihlborgs Fastigheter AB	48,930	975,205
		8,639,320
Retailing 0.1%
Bilia AB, A Shares	24,676	553,455
Clas Ohlson AB, B Shares	10,425	157,424
Mekonomen AB	11,341	216,588
		927,467
Software & Services 0.1%
NetEnt AB *	115,377	965,932
Technology Hardware & Equipment 0.1%
Fingerprint Cards AB, Class B *(a)	152,601	845,501
Telecommunication Services 0.1%
Com Hem Holding AB	75,964	853,580
Transportation 0.0%
SAS AB *	207,690	342,451
		47,449,154

Switzerland 4.1%
Automobiles & Components 0.1%
Autoneum Holding AG	3,235	863,302
Banks 0.2%
St. Galler Kantonalbank AG - Reg'd	1,237	521,258
Valiant Holding AG - Reg'd	10,835	1,138,192
		1,659,450
Capital Goods 1.2%
Arbonia AG *	23,347	391,662
Belimo Holding AG - Reg'd	164	545,820
Bucher Industries AG - Reg'd	4,042	1,156,356
Burckhardt Compression Holding AG	1,908	533,943
Conzzeta AG - Reg'd	439	354,856
Daetwyler Holding AG	3,629	554,433
dormakaba Holding AG *	1,887	1,563,942
Georg Fischer AG - Reg'd	2,532	2,200,915
Huber & Suhner AG - Reg'd	9,121	564,228
Implenia AG - Reg'd	8,159	611,039
OC Oerlikon Corp. AG - Reg'd *	117,866	1,276,994
Rieter Holding AG - Reg'd *	2,876	565,752
Schweiter Technologies AG	522	589,006
SFS Group AG *	10,827	989,236

34
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VAT Group AG *	9,607	935,326
Zehnder Group AG - Reg'd *	6,588	230,575
		13,064,083
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	781	1,068,421
Diversified Financials 0.4%
Cembra Money Bank AG *	18,197	1,480,908
EFG International AG *	44,729	252,353
GAM Holding AG *	83,183	921,994
Leonteq AG *(a)	5,632	154,656
Swissquote Group Holding S.A. - Reg'd *	3,671	88,709
Vontobel Holding AG - Reg'd	10,620	582,194
VZ Holding AG	1,481	445,875
		3,926,689
Food, Beverage & Tobacco 0.1%
Bell AG - Reg’d	676	298,022
Emmi AG - Reg'd *	1,366	870,928
		1,168,950
Health Care Equipment & Services 0.0%
Ypsomed Holding AG - Reg’d *	1,574	303,814
Materials 0.0%
Schmolz + Bickenbach AG - Reg'd *	336,913	262,412
Vetropack Holding AG	76	138,575
		400,987
Media 0.0%
APG SGA S.A.	462	211,059
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Basilea Pharmaceutica - Reg'd *	5,802	498,250
BB Biotech AG - Reg'd (a)	33,983	1,993,610
COSMO Pharmaceuticals N.V.	2,964	509,070
Siegfried Holding AG - Reg'd *	1,431	326,510
Tecan Group AG - Reg'd	6,810	1,139,023
		4,466,463
Real Estate 0.4%
Allreal Holding AG - Reg'd *	6,940	1,087,309
CS Real Estate Fund LivingPlus *	9,679	1,394,658
Intershop Holding AG	219	109,560
Mobimo Holding AG - Reg'd *	4,648	1,238,059
		3,829,586
Retailing 0.1%
Valora Holding AG - Reg'd	1,899	633,348
Semiconductors & Semiconductor Equipment 0.2%
ams AG	35,343	1,637,541
Meyer Burger Technology AG *	337,844	263,137
U-Blox AG *	3,965	789,476
		2,690,154
Software & Services 0.3%
Temenos Group AG - Reg'd *	34,958	2,710,558
Technology Hardware & Equipment 0.3%
Ascom Holding AG - Reg'd	24,413	425,390
Kudelski S.A. *	22,890	382,853
LEM Holding S.A. - Reg’d	206	197,782
Logitech International S.A. - Reg'd	89,454	2,594,876
		3,600,901
Telecommunication Services 0.1%
Sunrise Communications Group AG *	21,796	1,563,775
Transportation 0.1%
Panalpina Welttransport Holding AG - Reg'd	8,749	1,105,146
Security	Number of Shares	Value ($)
Utilities 0.1%
BKW AG	10,817	552,488
		43,819,174

United Kingdom 15.0%
Banks 0.5%
Aldermore Group plc *	108,829	313,649
BGEO Group plc	19,824	691,965
Metro Bank plc *	45,003	1,915,820
OneSavings Bank plc	50,306	228,618
Shawbrook Group plc *	69,081	219,897
The Paragon Group of Cos. plc	167,674	884,900
Virgin Money Holdings UK plc	160,378	653,007
		4,907,856
Capital Goods 2.0%
Balfour Beatty plc	415,006	1,428,455
Bodycote plc	120,175	1,181,412
Carillion plc	272,207	741,829
Chemring Group plc *	169,901	410,693
Diploma plc	62,039	826,826
Fenner plc	127,136	440,214
Galliford Try plc	49,845	940,331
Grafton Group plc	133,003	1,042,707
Interserve plc	93,269	277,973
John Laing Group plc	203,365	690,874
Keller Group plc	44,290	473,985
Kier Group plc	47,890	867,693
Melrose Industries plc	1,108,004	2,940,292
Morgan Advanced Materials plc	185,657	719,895
Polypipe Group plc	111,666	470,509
QinetiQ Group plc	373,161	1,286,746
Rotork plc	503,461	1,547,472
Senior plc	268,540	611,199
SIG plc	356,890	497,408
Spirax-Sarco Engineering plc	40,753	2,256,223
Ultra Electronics Holdings plc	46,866	1,134,908
Vesuvius plc	131,681	748,530
		21,536,174
Commercial & Professional Services 1.0%
Berendsen plc	107,361	1,223,108
Cape plc	63,535	134,209
De La Rue plc	68,090	509,235
Hays plc	874,123	1,770,871
HomeServe plc	160,972	1,193,869
IWG plc	377,853	1,330,667
Mitie Group plc	236,492	608,299
Pagegroup plc	191,524	1,012,675
RPS Group plc	138,781	426,567
Serco Group plc *	688,056	1,008,624
Shanks Group plc	410,627	493,100
WS Atkins plc	61,339	1,110,605
		10,821,829
Consumer Durables & Apparel 0.3%
Bovis Homes Group plc	83,861	813,982
Countryside Properties plc	60,595	168,831
Crest Nicholson Holdings plc	147,200	992,812
McCarthy & Stone plc	146,138	348,978
Redrow plc	126,848	771,096
Ted Baker plc	15,293	533,999
		3,629,698
Consumer Services 1.3%
888 Holdings plc	84,097	242,789
AA plc	370,343	1,205,596
Dignity plc	32,206	1,040,002
Domino's Pizza Group plc	307,849	1,471,056

35
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
EI Group plc *	335,629	563,837
Greene King plc	192,595	1,618,939
GVC Holdings plc	174,181	1,506,419
J.D. Wetherspoon plc	55,066	671,194
Ladbrokes Coral Group plc	592,585	902,593
Marston's plc	374,752	618,835
Mitchells & Butlers plc	160,383	492,365
SSP Group plc	291,836	1,513,654
The Restaurant Group plc	124,709	504,826
Thomas Cook Group plc *	886,495	965,260
		13,317,365
Diversified Financials 1.2%
Allied Minds plc *	70,020	335,461
Brewin Dolphin Holdings plc	161,420	622,098
Close Brothers Group plc	91,223	1,711,850
IG Group Holdings plc	226,029	1,506,204
Intermediate Capital Group plc	172,693	1,525,784
International Personal Finance plc	145,769	328,688
Jupiter Fund Management plc	240,379	1,254,242
Kennedy Wilson Europe Real Estate plc	66,038	797,124
Man Group plc	953,715	1,737,480
SVG Capital plc *	97,719	867,019
TP ICAP plc	324,222	1,972,929
		12,658,879
Energy 0.6%
Amec Foster Wheeler plc	240,680	1,316,312
Cairn Energy plc *	353,098	976,776
Genel Energy plc *	1,201	1,218
Hunting plc	78,078	514,464
Lamprell plc *	168,070	208,101
Nostrum Oil & Gas plc *	46,022	286,635
Ophir Energy plc *	435,773	497,538
Premier Oil plc *	292,479	252,953
Soco International plc	142,619	234,267
Tullow Oil plc *	543,611	1,815,644
		6,103,908
Food & Staples Retailing 0.1%
Greggs plc	63,563	773,577
Food, Beverage & Tobacco 0.3%
Britvic plc	153,299	1,204,683
Dairy Crest Group plc	82,443	581,184
Devro plc	81,567	182,703
Greencore Group plc	418,205	1,350,996
Premier Foods plc *	399,356	196,299
		3,515,865
Health Care Equipment & Services 0.3%
NMC Health plc	37,993	825,010
Spire Healthcare Group plc	174,895	709,287
UDG Healthcare plc	152,043	1,304,550
		2,838,847
Household & Personal Products 0.1%
PZ Cussons plc	130,475	518,263
Insurance 0.8%
Beazley plc	338,616	1,828,762
Chesnara plc	74,930	327,283
esure Group plc	164,361	437,287
Hastings Group Holdings Ltd.	120,133	350,562
Hiscox Ltd.	181,755	2,456,271
Lancashire Holdings Ltd.	128,388	1,108,776
Phoenix Group Holdings	225,077	2,151,060
		8,660,001
Materials 1.3%
Acacia Mining plc	91,727	611,818
Centamin plc	671,678	1,461,042
Security	Number of Shares	Value ($)
Elementis plc	290,429	1,082,784
Essentra plc	160,606	1,086,229
Evraz plc *	285,498	818,551
Hochschild Mining plc	141,275	467,986
Ibstock plc	115,976	285,755
KAZ Minerals plc *	159,994	1,049,239
Lonmin plc *	176,607	266,471
Petra Diamonds Ltd. *	323,438	552,614
RPC Group plc	251,118	2,853,045
Synthomer plc	171,007	950,370
Vedanta Resources plc	54,595	584,946
Victrex plc	50,555	1,202,222
		13,273,072
Media 0.4%
Cineworld Group plc	122,981	978,675
Entertainment One Ltd.	201,726	593,430
ITE Group plc	166,490	324,755
UBM plc	240,546	2,231,546
		4,128,406
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	233,225	1,673,148
Dechra Pharmaceuticals plc	59,545	1,192,975
Genus plc	37,848	816,680
Indivior plc	403,192	1,754,558
Vectura Group plc *	414,021	746,536
		6,183,897
Real Estate 1.3%
Assura plc	998,079	726,576
Big Yellow Group plc	92,257	839,222
Countrywide plc	107,734	261,425
Daejan Holdings plc	1,948	164,596
F&C Commercial Property Trust Ltd.	357,452	617,846
Foxtons Group plc	174,246	207,616
Grainger plc	253,031	797,570
Great Portland Estates plc	209,773	1,691,549
Hansteen Holdings PLC	411,109	600,088
Helical plc	52,989	212,490
Londonmetric Property plc	314,290	606,209
Picton Property Income Ltd.	242,035	246,974
Redefine International plc	627,148	289,771
Safestore Holdings plc	122,322	584,515
Savills plc	83,477	889,203
Schroder Real Estate Investment Trust Ltd.	300,142	225,032
Shaftesbury plc	142,627	1,624,876
ST Modwen Properties plc	88,076	375,386
The Unite Group plc	129,660	1,008,431
Tritax Big Box REIT plc	641,767	1,165,179
UK Commercial Property Trust Ltd.	268,672	276,663
Workspace Group plc	70,468	696,262
		14,107,479
Retailing 0.8%
AO World plc *	100,193	183,903
B&M European Value Retail S.A.	422,122	1,566,411
Card Factory plc	136,217	447,502
Debenhams plc	782,464	522,389
Dunelm Group plc	66,453	534,204
Halfords Group plc	126,861	536,270
JD Sports Fashion plc	185,215	810,834
Lookers plc	179,598	275,454
Mothercare plc *	88,691	119,472
N Brown Group plc	97,993	246,690
Ocado Group plc *(a)	262,292	812,727
Pets at Home Group plc	220,792	505,547

36
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SuperGroup plc	25,098	461,296
WH Smith plc	68,553	1,443,401
		8,466,100
Semiconductors & Semiconductor Equipment 0.0%
Imagination Technologies Group plc *	151,751	491,926
Software & Services 0.7%
AVEVA Group plc	39,335	936,384
Computacenter plc	38,913	379,397
Fidessa Group plc	24,589	768,636
Gocompare.Com Group Ltd. *	164,361	195,327
Moneysupermarket.com Group plc	322,352	1,322,542
NCC Group plc	144,308	211,901
Paysafe Group plc *	251,210	1,322,322
Playtech plc	126,549	1,405,488
Sophos Group plc	153,434	532,704
ZPG plc	142,825	660,272
		7,734,973
Technology Hardware & Equipment 0.5%
Electrocomponents plc	266,723	1,577,237
Laird plc	170,351	355,074
Oxford Instruments plc	36,755	366,132
Renishaw plc	23,344	892,394
Spectris plc	71,203	2,153,102
Xaar plc	51,060	233,983
		5,577,922
Telecommunication Services 0.0%
KCOM Group plc	243,333	275,551
Transportation 0.7%
BBA Aviation plc	630,170	2,391,760
Firstgroup plc *	745,799	1,115,543
Go-Ahead Group plc	26,507	649,811
National Express Group plc	265,478	1,199,871
Northgate plc	83,640	587,020
Stagecoach Group plc	246,624	637,122
Wizz Air Holdings plc *	25,811	536,712
		7,117,839
Utilities 0.2%
Drax Group plc	252,333	1,103,721
Telecom Plus plc	38,102	572,289
		1,676,010
		158,315,437
Total Common Stock
(Cost $986,718,908)		1,052,472,751

Preferred Stock 0.3% of net assets

Germany 0.2%
Automobiles & Components 0.1%
Schaeffler AG	30,356	479,973
Capital Goods 0.1%
Jungheinrich AG	32,193	977,502
Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	4,368	396,518
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	12,533	233,257
Transportation 0.0%
Sixt SE	10,868	435,892
		2,523,142

Security	Number of Shares	Value ($)
Sweden 0.1%
Real Estate 0.1%
Klovern AB	13,003	416,529
Total Preferred Stock
(Cost $2,862,287)		2,939,671

Other Investment Companies 2.3% of net assets

United States 2.3%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (b)	467,117	467,117
Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 0.48% (b)	24,136,021	24,136,021
Total Other Investment Companies
(Cost $24,603,138)		24,603,138

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $1,015,496,578 and the unrealized appreciation and depreciation were $131,678,014 and ($67,159,032) , respectively, with a net unrealized appreciation of $64,518,982.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,737,206.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long, expires 03/17/17	25	2,181,875	(6,927)

37
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.1%	Common Stock	2,419,418,416	2,588,688,968
2.8%	Preferred Stock	69,069,986	73,978,458
0.0%	Rights	—	107,091
0.3%	Other Investment Companies	9,008,404	9,008,404
100.2%	Total Investments	2,497,496,806	2,671,782,921
(0.2%)	Other Assets and Liabilities, Net		(4,945,107)
100.0%	Net Assets		2,666,837,814

Security	Number of Shares	Value ($)
Common Stock 97.1% of net assets

Brazil 7.7%
Banks 1.8%
Banco Bradesco S.A.	465,189	4,879,176
Banco do Brasil S.A.	645,893	6,872,086
Banco Santander Brasil S.A.	345,095	3,811,464
Itau Unibanco Holding S.A. ADR	2,415,371	30,892,595
		46,455,321
Capital Goods 0.2%
Embraer S.A.	563,606	3,248,298
WEG S.A.	410,161	2,238,680
		5,486,978
Consumer Services 0.2%
Estacio Participacoes S.A.	206,702	995,970
Kroton Educacional S.A.	1,147,801	5,043,536
		6,039,506
Diversified Financials 0.4%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,292,098	7,899,615
CETIP S.A. - Mercados Organizados	171,997	2,590,183
Grupo BTG Pactual	186,566	1,128,032
		11,617,830
Energy 0.8%
Cosan S.A. Industria e Comercio	92,013	1,180,109
Petroleo Brasileiro S.A. *	2,811,834	14,425,223
Ultrapar Participacoes S.A. ADR	300,033	6,225,685
		21,831,017
Food & Staples Retailing 0.1%
Raia Drogasil S.A.	189,135	3,611,257
Food, Beverage & Tobacco 1.2%
Ambev S.A. ADR	3,521,076	20,034,923
BRF S.A. ADR	544,456	7,072,483
JBS S.A.	538,424	2,024,931
M Dias Branco S.A.	35,127	1,560,447
		30,692,784
Health Care Equipment & Services 0.0%
Odontoprev S.A.	153,626	590,110
Household & Personal Products 0.0%
Natura Cosmeticos S.A.	123,505	1,017,100
Security	Number of Shares	Value ($)
Insurance 0.2%
BB Seguridade Participacoes S.A.	418,163	3,846,938
Porto Seguro S.A.	91,360	848,699
Sul America S.A.	184,459	1,151,461
		5,847,098
Materials 1.2%
Companhia Siderurgica Nacional S.A. *	571,089	2,199,179
Fibria Celulose S.A.	171,700	1,466,983
Klabin S.A.	429,954	2,142,169
Vale S.A.	1,030,589	10,839,239
Vale S.A. ADR	1,514,655	14,919,352
		31,566,922
Media 0.0%
Smiles S.A.	44,082	874,555
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Hypermarcas S.A.	288,557	2,512,700
Real Estate 0.1%
BR Malls Participacoes S.A. *	463,104	2,220,994
Multiplan Empreendimentos Imobiliarios S.A.	57,100	1,179,993
		3,400,987
Retailing 0.2%
Lojas Americanas S.A.	152,330	656,131
Lojas Renner S.A.	485,635	3,988,420
		4,644,551
Software & Services 0.3%
Cielo S.A.	786,893	6,900,174
TOTVS S.A.	102,258	832,921
		7,733,095
Telecommunication Services 0.1%
Tim Participacoes S.A.	636,334	1,996,342
Transportation 0.3%
CCR S.A.	651,483	3,788,276
Localiza Rent a Car S.A.	121,686	1,507,092
Rumo Logistica Operadora Multimodal S.A. *	687,778	1,896,861
		7,192,229
Utilities 0.5%
Centrais Eletricas Brasileiras S.A. *	217,260	1,500,777
Companhia de Saneamento Basico do Estado de Sao Paulo	257,265	2,719,021
CPFL Energia S.A. ADR	119,473	1,943,826
EDP - Energias do Brasil S.A.	235,551	1,039,574
Engie Brasil Energia S.A.	160,496	1,907,792
Equatorial Energia S.A.	173,786	3,324,893
Transmissora Alianca de Energia Eletrica S.A.	87,096	616,195
		13,052,078
		206,162,460

Chile 1.4%
Banks 0.3%
Banco de Chile ADR	30,323	2,188,714
Banco de Credito e Inversiones	30,559	1,649,092

38
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Banco Santander Chile ADR	124,861	2,744,445
Itau CorpBanca	168,811,681	1,365,688
		7,947,939
Energy 0.1%
Empresas COPEC S.A.	301,851	3,166,302
Food & Staples Retailing 0.1%
Cencosud S.A.	857,942	2,532,005
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	127,928	1,515,331
Materials 0.2%
Empresas CMPC S.A.	843,667	1,876,691
Sociedad Quimica y Minera de Chile S.A. ADR	69,050	2,175,075
		4,051,766
Retailing 0.1%
S.A.C.I. Falabella	358,596	2,932,452
Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A. *	115,966	1,289,443
Transportation 0.1%
Latam Airlines Group S.A. ADR	247,942	2,509,173
Utilities 0.4%
AES Gener S.A.	1,558,474	584,971
Aguas Andinas S.A., A Shares	2,442,943	1,316,660
Colbun S.A.	6,071,245	1,206,325
Enel Americas S.A. ADR	437,559	4,266,200
Enel Chile S.A. ADR	323,979	1,636,094
Enel Generacion Chile S.A. ADR	88,352	1,794,429
		10,804,679
		36,749,090

China 25.8%
Automobiles & Components 0.9%
BAIC Motor Corp., Ltd.	1,020,038	1,147,181
Brilliance China Automotive Holdings Ltd.	2,293,931	3,605,300
Byd Co., Ltd., H Shares (a)	630,958	3,710,585
Dongfeng Motor Group Co., Ltd., H Shares	2,702,485	3,206,447
Fuyao Glass Industry Group Co., Ltd., Class H	365,716	1,140,146
Geely Automobile Holdings Ltd.	3,612,908	4,914,983
Great Wall Motor Co., Ltd., H Shares	2,725,050	3,349,068
Guangzhou Automobile Group Co., Ltd., H Shares	1,852,768	3,107,658
		24,181,368
Banks 5.8%
Agricultural Bank of China Ltd., H Shares	19,767,382	9,116,610
Bank of China Ltd., H Shares	55,637,697	28,168,445
Bank of Communications Co., Ltd., H Shares	5,970,113	4,760,739
China CITIC Bank Corp., Ltd., H Shares	5,622,730	3,860,785
China Construction Bank Corp., H Shares	67,910,677	55,903,642
China Everbright Bank Co., Ltd., H Shares	2,013,064	1,019,181
China Merchants Bank Co., Ltd., H Shares	2,912,878	7,748,962
China Minsheng Banking Corp., Ltd., H Shares	4,837,554	5,521,546
Chongqing Rural Commercial Bank Co., Ltd., H Shares	2,328,568	1,634,883
Huishang Bank Corp., Ltd., H Shares	1,244,326	644,409
Security	Number of Shares	Value ($)
Industrial & Commercial Bank of China Ltd., H Shares	53,185,539	34,874,865
Shengjing Bank Co., Ltd., H Shares	921,178	942,248
		154,196,315
Capital Goods 1.5%
AviChina Industry & Technology Co., Ltd., H Shares	1,975,787	1,438,102
Beijing Enterprises Holdings Ltd.	449,260	2,349,768
China Communications Construction Co., Ltd., H Shares	3,176,810	4,100,720
China Conch Venture Holdings Ltd.	1,327,648	2,630,513
China International Marine Containers Group Co., Ltd., H Shares	559,097	976,671
China Minsheng Financial Holding Corp., Ltd. *	6,337,072	489,825
China Railway Construction Corp., Ltd., H Shares	1,371,697	1,940,268
China Railway Group Ltd., H Shares	2,700,138	2,361,875
China State Construction International Holdings Ltd.	1,421,040	2,324,937
CIMC Enric Holdings Ltd.	937,593	567,693
CITIC Ltd.	3,355,917	4,816,123
CRRC Corp., Ltd., H Shares	2,547,942	2,445,384
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares	178,624	389,811
Fosun International Ltd.	1,930,260	3,033,729
Haitian International Holdings Ltd.	426,180	896,013
Metallurgical Corp. of China Ltd., H Shares	1,939,822	762,189
Shanghai Electric Group Co., Ltd., H Shares *	2,453,868	1,270,804
Shanghai Industrial Holdings Ltd.	348,553	972,138
Sinopec Engineering Group Co., Ltd., H shares	1,142,000	1,037,186
Weichai Power Co., Ltd., H Shares	933,093	1,642,014
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	427,496	2,302,022
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,910,880	999,449
		39,747,234
Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,900,806	2,463,411
Consumer Durables & Apparel 0.4%
ANTA Sports Products Ltd.	685,308	2,074,698
Belle International Holdings Ltd.	4,575,381	3,153,423
China Dongxiang Group Co., Ltd.	2,173,662	411,633
Haier Electronics Group Co., Ltd.	1,030,495	1,895,725
HengTen Networks Group Ltd. *	14,092,732	346,761
Li Ning Co., Ltd. *	1,014,352	678,199
Shenzhou International Group Holdings Ltd.	397,098	2,373,651
		10,934,090
Diversified Financials 0.9%
China Cinda Asset Management Co., Ltd., H Shares	6,911,507	2,724,554
China Everbright Ltd.	625,196	1,240,332
China Galaxy Securities Co., Ltd., H Shares	2,928,192	2,870,684
China Huarong Asset Management Co., Ltd., H Shares *	4,352,228	1,721,279
CITIC Securities Co., Ltd., H Shares	1,742,840	3,727,063
Far East Horizon Ltd.	1,791,195	1,723,712
GF Securities Co., Ltd.	1,202,529	2,649,066

39
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Haitong Securities Co., Ltd., H Shares	2,715,735	4,974,944
Huatai Securities Co., Ltd., H Shares	1,364,944	2,785,295
		24,416,929
Energy 2.0%
China Coal Energy Co., Ltd., H Shares *	1,600,837	847,598
China Oilfield Services Ltd., H Shares	1,544,320	1,539,854
China Petroleum & Chemical Corp., H Shares	19,110,436	14,820,685
China Shenhua Energy Co., Ltd., H Shares	2,589,082	5,416,678
CNOOC Ltd.	11,930,894	14,109,670
Kunlun Energy Co., Ltd.	2,284,000	1,986,100
PetroChina Co., Ltd., H Shares	15,818,525	12,043,553
Sinopec Oilfield Service Corp., H Shares *	1,420,976	292,892
Yanzhou Coal Mining Co., Ltd., H Shares	1,766,018	1,419,649
		52,476,679
Food, Beverage & Tobacco 0.3%
Biostime International Holdings Ltd. *	145,458	482,521
China Agri-Industries Holdings Ltd. *	1,760,035	868,403
China Foods Ltd.	728,848	324,873
China Huishan Dairy Holdings Co., Ltd. (a)	3,757,195	1,374,622
China Resources Beer Holdings Co., Ltd. *	1,301,259	2,953,730
Dali Foods Group Co., Ltd.	1,451,556	824,657
Tsingtao Brewery Co., Ltd., H Shares	468,272	2,153,613
		8,982,419
Health Care Equipment & Services 0.3%
Alibaba Health Information Technology Ltd. *	2,240,091	984,059
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,601,320	963,377
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	571,000	1,471,185
Sinopharm Group Co., Ltd., H Shares	770,341	3,562,695
		6,981,316
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	537,370	4,589,741
Insurance 2.2%
China Life Insurance Co., Ltd., H Shares	5,536,605	16,868,477
China Pacific Insurance (Group) Co., Ltd., H Shares	1,945,164	7,129,182
China Reinsurance Group Corp., H shares	4,710,300	1,122,591
China Taiping Insurance Holdings Co., Ltd. *	1,178,076	2,759,106
New China Life Insurance Co., Ltd., H Shares	632,146	3,114,942
PICC Property & Casualty Co., Ltd., H Shares	3,461,870	5,289,281
Ping An Insurance Group Co. of China Ltd., H Shares	3,748,426	19,991,734
The People's Insurance Co. Group of China Ltd., H Shares	5,062,789	2,080,567
		58,355,880
Materials 0.8%
Aluminum Corp. of China Ltd., H Shares *	3,093,940	1,542,496
Angang Steel Co., Ltd., H Shares *	901,306	700,150
Anhui Conch Cement Co., Ltd., H Shares	1,129,740	3,936,833
BBMG Corp., H Shares	2,648,727	1,238,640
China BlueChemical Ltd., H Shares	1,875,688	650,001
China Hongqiao Group Ltd.	547,481	550,129
Security	Number of Shares	Value ($)
China Molybdenum Co., Ltd., H Shares	3,455,308	1,322,039
China National Building Material Co., Ltd., H Shares	2,662,460	1,941,336
China Resources Cement Holdings Ltd.	2,284,000	1,188,718
China Zhongwang Holdings Ltd.	1,549,024	736,352
Jiangxi Copper Co., Ltd., H Shares	851,379	1,434,603
Lee & Man Paper Manufacturing Ltd.	725,365	657,855
Nine Dragons Paper Holdings Ltd.	1,142,000	1,449,117
Shandong Chenming Paper Holdings Ltd., H Shares	589,664	767,233
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,839,291	1,719,131
Zhaojin Mining Industry Co., Ltd., H Shares	757,628	741,773
Zijin Mining Group Co., Ltd., H Shares	4,923,496	1,858,414
		22,434,820
Media 0.1%
Alibaba Pictures Group Ltd. *	11,743,664	1,966,745
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
3SBio, Inc. *	757,627	922,334
China Medical System Holdings Ltd.	941,388	1,532,911
China Traditional Chinese Medicine Holdings Co., Ltd.	1,426,929	722,431
CSPC Pharmaceutical Group Ltd.	3,512,837	4,299,152
Luye Pharma Group Ltd.	1,307,024	855,359
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	291,803	1,003,696
Sino Biopharmaceutical Ltd.	3,131,104	2,702,548
		12,038,431
Real Estate 1.5%
Beijing North Star Co., Ltd., Class H	1,552,801	556,111
China Evergrande Group	3,236,809	2,431,010
China Jinmao Holdings Group Ltd.	3,790,661	1,176,883
China Overseas Land & Investment Ltd.	2,910,254	8,960,453
China Resources Land Ltd.	2,054,707	5,611,603
China Vanke Co., Ltd., H Shares	1,188,848	2,986,497
Country Garden Holdings Co., Ltd.	6,120,105	4,383,640
Fullshare Holdings Ltd. (a)	5,590,553	2,167,816
Greentown China Holdings Ltd. *	657,050	600,131
Guangzhou R&F Properties Co., Ltd., H Shares	1,014,480	1,401,004
Longfor Properties Co., Ltd.	1,142,000	1,827,212
Renhe Commercial Holdings Co., Ltd. *	15,988,000	453,125
Shenzhen Investment Ltd.	2,318,620	994,661
Shimao Property Holdings Ltd.	1,142,000	1,638,900
Sino-Ocean Group Holding Ltd.	3,102,377	1,542,706
SOHO China Ltd.	1,484,658	768,871
Sunac China Holdings Ltd.	1,459,553	1,517,381
Yuexiu Property Co., Ltd.	8,448,577	1,371,372
		40,389,376
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	10,032,615	1,395,851
Semiconductors & Semiconductor Equipment 0.1%
GCL-Poly Energy Holdings Ltd. *	9,914,374	1,353,856
Software & Services 4.1%
Kingsoft Corp., Ltd.	655,840	1,443,069
Tencent Holdings Ltd.	4,009,186	106,912,315
TravelSky Technology Ltd., H Shares	730,339	1,593,819
		109,949,203
Technology Hardware & Equipment 0.5%
China Railway Signal & Communication Corp., Ltd., H shares	1,406,042	1,072,312
Kingboard Chemical Holdings Ltd.	503,065	1,778,966
Kingboard Laminates Holdings Ltd.	778,225	872,219

40
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Legend Holdings Corp., H Shares	318,766	756,420
Lenovo Group Ltd.	6,023,023	3,615,777
Sunny Optical Technology Group Co., Ltd.	505,638	3,253,691
ZTE Corp., H Shares	643,026	1,047,073
		12,396,458
Telecommunication Services 2.1%
China Communications Services Corp., Ltd., H Shares	1,953,063	1,305,824
China Mobile Ltd.	3,928,105	43,316,967
China Telecom Corp., Ltd., H Shares	11,291,944	5,309,612
China Unicom (Hong Kong) Ltd.	4,374,320	5,319,658
		55,252,061
Transportation 0.6%
Air China Ltd., H Shares	1,655,158	1,277,225
Anhui Expressway Co., Ltd., Class H	351,373	282,458
Beijing Capital International Airport Co., Ltd., H Shares	1,143,354	1,225,477
CAR, Inc. *	715,289	677,283
China Eastern Airlines Corp., Ltd., H Shares	1,346,709	747,743
China Merchants Port Holdings Co., Ltd.	945,115	2,635,990
China Southern Airlines Co., Ltd., H Shares	1,336,388	869,411
COSCO Shipping Development Co., Ltd. *	3,847,611	902,119
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,000,007	604,195
COSCO SHIPPING Holdings Co., Ltd., H Shares *(a)	2,446,459	1,166,113
COSCO SHIPPING Ports Ltd.	1,382,602	1,540,687
Guangshen Railway Co., Ltd., H shares	1,159,310	724,340
Jiangsu Expressway Co., Ltd., H Shares	1,084,280	1,430,351
Shenzhen Expressway Co., Ltd., H shares	539,712	498,520
Shenzhen International Holdings Ltd.	612,490	877,415
Sinotrans Ltd., H Shares	1,357,080	615,388
Zhejiang Expressway Co., Ltd., H Shares	1,110,490	1,248,907
		17,323,622
Utilities 0.9%
Beijing Enterprises Water Group Ltd. *	3,053,840	2,183,436
Beijing Jingneng Clean Energy Co., Ltd., H Shares	1,661,797	505,232
CGN Power Co., Ltd., H Shares	7,138,723	2,170,370
China Gas Holdings Ltd.	1,274,560	1,891,533
China Longyuan Power Group Corp., Ltd., H Shares	2,573,562	2,208,056
China Power International Development Ltd.	2,259,409	876,118
China Resources Gas Group Ltd.	645,852	1,971,889
China Resources Power Holdings Co., Ltd.	1,549,882	2,807,276
Datang International Power Generation Co., Ltd., H Shares	2,332,760	682,177
ENN Energy Holdings Ltd.	563,380	2,721,660
Guangdong Investment Ltd.	2,125,839	2,897,458
Huadian Fuxin Energy Corp., Ltd., H Shares	2,065,013	502,789
Huadian Power International Corp., Ltd., H Shares	1,231,324	540,914
Huaneng Power International, Inc., H Shares	3,045,329	2,075,349
Huaneng Renewables Corp., Ltd., H Shares	3,153,394	1,072,466
		25,106,723
		686,932,528

Security	Number of Shares	Value ($)
Colombia 0.5%
Banks 0.1%
Bancolombia S.A. ADR	81,771	3,054,147
Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	178,660	2,236,345
Energy 0.1%
Ecopetrol S.A. ADR *	183,307	1,653,429
Food & Staples Retailing 0.0%
Almacenes Exito S.A.	180,819	961,530
Materials 0.1%
Cementos Argos S.A.	297,228	1,189,990
Cemex Latam Holdings S.A. *	127,904	470,939
Grupo Argos S.A.	252,639	1,708,264
		3,369,193
Utilities 0.1%
Interconexion Electrica S.A. ESP	355,464	1,362,327
		12,636,971

Czech Republic 0.2%
Banks 0.1%
Komercni Banka A/S *	63,120	2,276,462
Moneta Money Bank A/S *	357,220	1,198,289
		3,474,751
Utilities 0.1%
CEZ A/S	131,538	2,330,358
		5,805,109

Egypt 0.2%
Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg'd	868,903	3,892,686
Telecommunication Services 0.0%
Global Telecom Holding SAE GDR *	567,605	1,067,097
Orascom Telecom Media & Technology Holding SAE GDR *	176,826	36,939
		1,104,036
		4,996,722

Greece 0.4%
Banks 0.1%
Alpha Bank AE *	1,066,000	1,936,971
Eurobank Ergasias S.A. *	1,360,000	910,435
National Bank of Greece S.A. *	3,800,000	969,091
Piraeus Bank S.A. *	3,800,000	738,932
		4,555,429
Consumer Services 0.1%
OPAP S.A.	160,000	1,443,436
Energy 0.0%
Motor Oil Hellas Corinth Refineries S.A.	38,000	589,530
Materials 0.0%
Titan Cement Co. S.A.	35,000	836,426
Retailing 0.1%
FF Group *	27,000	530,769
JUMBO S.A.	70,000	992,999
		1,523,768

41
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	173,000	1,557,038
		10,505,627

Hungary 0.3%
Banks 0.1%
OTP Bank plc	157,822	4,594,193
Energy 0.1%
MOL Hungarian Oil & Gas plc	36,726	2,524,071
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	106,557	2,368,434
		9,486,698

India 12.2%
Automobiles & Components 1.0%
Bajaj Auto Ltd.	49,749	2,054,944
Bharat Forge Ltd.	68,800	1,086,312
Bosch Ltd.	5,739	1,856,544
Hero MotoCorp Ltd.	73,089	3,437,723
Mahindra & Mahindra Ltd.	253,524	4,986,027
Maruti Suzuki India Ltd.	72,775	6,460,102
Motherson Sumi Systems Ltd.	268,440	1,409,014
Tata Motors Ltd.	934,480	6,397,358
		27,688,024
Banks 2.4%
Axis Bank Ltd.	979,871	7,440,961
Bank of Baroda *	422,880	1,047,712
HDFC Bank Ltd.	257,127	5,357,298
Housing Development Finance Corp., Ltd.	1,167,601	23,976,345
ICICI Bank Ltd.	1,465,866	6,071,638
IDFC Bank Ltd.	1,034,956	969,514
Indiabulls Housing Finance Ltd.	261,563	3,415,829
IndusInd Bank Ltd.	147,762	2,907,015
Kotak Mahindra Bank Ltd.	265,818	3,195,693
LIC Housing Finance Ltd.	206,790	1,738,159
State Bank of India	1,223,484	4,936,572
Yes Bank Ltd.	166,952	3,635,128
		64,691,864
Capital Goods 0.6%
ABB India Ltd.	50,592	908,580
Ashok Leyland Ltd.	977,646	1,328,316
Bharat Electronics Ltd.	47,174	1,071,617
Bharat Heavy Electricals Ltd.	527,662	1,284,777
Crompton Greaves Ltd. *	316,873	327,470
Cummins India Ltd.	85,710	1,140,637
Eicher Motors Ltd.	9,591	3,468,767
Havells India Ltd.	159,986	973,794
Larsen & Toubro Ltd.	179,307	3,948,483
Siemens Ltd.	69,662	1,260,611
		15,713,052
Consumer Durables & Apparel 0.1%
Rajesh Exports Ltd.	109,294	866,898
Titan Co., Ltd.	237,783	1,558,164
		2,425,062
Diversified Financials 0.3%
Bajaj Finance Ltd.	121,656	2,020,709
Bajaj Holdings & Investment Ltd.	19,894	615,646
IDFC Ltd. *	193,377	154,339
Mahindra & Mahindra Financial Services Ltd.	202,848	886,717
Power Finance Corp., Ltd.	476,301	970,896
Security	Number of Shares	Value ($)
Reliance Capital Ltd.	96,306	769,654
Rural Electrification Corp., Ltd.	516,242	1,181,142
Shriram Transport Finance Co., Ltd.	122,962	1,712,507
		8,311,610
Energy 1.8%
Bharat Petroleum Corp., Ltd.	498,511	5,006,498
Cairn India Ltd.	380,286	1,619,324
Coal India Ltd.	1,039,340	5,014,536
Hindustan Petroleum Corp., Ltd.	283,923	2,288,406
Indian Oil Corp., Ltd.	890,996	5,142,153
Oil & Natural Gas Corp., Ltd.	2,472,594	7,172,955
Petronet LNG Ltd.	83,517	508,972
Reliance Industries Ltd.	1,180,958	21,914,155
The Great Eastern Shipping Co., Ltd.	55,139	305,824
		48,972,823
Food, Beverage & Tobacco 0.5%
Britannia Industries Ltd.	23,134	1,119,759
ITC Ltd.	2,152,883	8,460,679
Nestle India Ltd.	20,771	1,947,084
United Breweries Ltd.	44,087	513,830
United Spirits Ltd. *	51,455	1,808,594
		13,849,946
Household & Personal Products 0.5%
Colgate-Palmolive (India) Ltd.	49,634	669,722
Dabur India Ltd.	431,972	1,792,795
Emami Ltd.	34,875	543,834
Godrej Consumer Products Ltd.	95,284	2,354,867
Hindustan Unilever Ltd.	536,356	6,961,022
Marico Ltd.	332,416	1,401,036
		13,723,276
Insurance 0.1%
Bajaj Finserv Ltd.	29,927	1,755,710
Materials 1.1%
Ambuja Cements Ltd.	660,402	2,270,174
Asian Paints Ltd.	208,431	3,199,626
Castrol India Ltd.	61,744	376,653
Hindalco Industries Ltd.	608,939	1,682,554
Hindustan Zinc Ltd.	202,341	935,147
JSW Steel Ltd.	1,041,754	2,919,058
NMDC Ltd.	686,698	1,546,438
Pidilite Industries Ltd.	105,833	1,082,064
Shree Cement Ltd.	6,460	1,559,961
Steel Authority of India Ltd. *	629,882	577,780
Tata Steel Ltd.	223,832	1,619,391
UltraTech Cement Ltd.	61,876	3,500,576
UPL Ltd.	276,393	2,975,672
Vedanta Ltd.	923,273	3,585,499
		27,830,593
Media 0.1%
Sun TV Network Ltd.	43,425	464,198
Zee Entertainment Enterprises Ltd.	405,509	3,096,379
		3,560,577
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Aurobindo Pharma Ltd.	203,344	2,063,956
Cadila Healthcare Ltd.	189,680	1,251,621
Cipla Ltd.	248,497	2,174,017
Divi's Laboratories Ltd.	56,028	637,255
Dr. Reddy's Laboratories Ltd.	62,122	2,653,596
Glenmark Pharmaceuticals Ltd.	102,406	1,420,542
Lupin Ltd.	160,304	3,541,795
Piramal Enterprises Ltd.	63,640	1,759,671
Sun Pharmaceutical Industries Ltd.	822,110	8,366,654

42
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Torrent Pharmaceuticals Ltd.	28,850	588,924
Wockhardt Ltd.	24,126	272,037
		24,730,068
Real Estate 0.1%
DLF Ltd.	453,374	1,022,353
Software & Services 1.8%
HCL Technologies Ltd.	426,287	5,367,662
Infosys Ltd.	1,405,474	21,326,867
Oracle Financial Services Software Ltd.	15,988	896,191
Tata Consultancy Services Ltd.	349,790	12,929,942
Tech Mahindra Ltd.	368,146	2,755,629
Wipro Ltd.	464,423	3,402,491
		46,678,782
Telecommunication Services 0.4%
Bharti Airtel Ltd.	970,900	5,313,711
Bharti Infratel Ltd.	428,818	1,826,946
Idea Cellular Ltd.	1,098,078	1,906,695
Reliance Communications Ltd. *	889,780	518,781
		9,566,133
Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	649,193	2,936,116
InterGlobe Aviation Ltd.	33,787	433,942
		3,370,058
Utilities 0.4%
GAIL India Ltd.	259,392	2,009,626
NHPC Ltd.	1,680,214	768,098
NTPC Ltd.	1,609,752	3,931,565
Power Grid Corp. of India Ltd.	607,331	1,749,113
Reliance Infrastructure Ltd.	132,472	1,127,085
Tata Power Co., Ltd.	764,496	946,471
		10,531,958
		324,421,889

Indonesia 2.6%
Automobiles & Components 0.3%
PT Astra International Tbk	14,694,867	9,035,536
Banks 1.0%
PT Bank Central Asia Tbk	9,131,743	10,579,291
PT Bank Danamon Indonesia Tbk	2,133,480	791,896
PT Bank Mandiri (Persero) Tbk	6,964,677	5,901,384
PT Bank Negara Indonesia (Persero) Tbk	5,687,877	2,665,659
PT Bank Rakyat Indonesia (Persero) Tbk	8,081,204	7,241,331
		27,179,561
Energy 0.1%
PT Adaro Energy Tbk	10,196,232	1,295,937
PT Tambang Batubara Bukit Asam (Persero) Tbk	655,964	549,670
PT United Tractors Tbk	1,166,255	2,155,682
		4,001,289
Food, Beverage & Tobacco 0.2%
Indofood CBP Sukses Makmur Tbk PT	1,738,788	1,085,439
PT Astra Agro Lestari Tbk	354,745	397,678
PT Charoen Pokphand Indonesia Tbk	5,343,636	1,242,147
PT Gudang Garam Tbk	386,180	1,906,865
PT Indofood Sukses Makmur Tbk	3,273,552	1,994,422
		6,626,551
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	840,841	2,659,153
Security	Number of Shares	Value ($)
Materials 0.1%
PT Indocement Tunggal Prakarsa Tbk	1,000,609	1,136,714
PT Semen Indonesia (Persero) Tbk	2,242,979	1,618,827
PT Vale Indonesia Tbk *	1,852,662	354,251
		3,109,792
Media 0.1%
PT Media Nusantara Citra Tbk	3,913,328	487,112
PT Surya Citra Media Tbk	4,303,750	952,014
		1,439,126
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	14,768,467	1,694,343
Real Estate 0.0%
PT Bumi Serpong Damai Tbk	5,690,937	780,925
Telecommunication Services 0.5%
PT Telekomunikasi Indonesia (Persero) Tbk	37,400,639	10,797,275
PT Tower Bersama Infrastructure Tbk	1,539,596	577,233
PT XL Axiata Tbk *	2,823,309	633,001
		12,007,509
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,602,633	574,429
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	6,825,196	1,448,358
		70,556,572

Malaysia 3.5%
Automobiles & Components 0.0%
UMW Holdings Berhad	538,400	671,788
Banks 1.1%
Alliance Financial Group Berhad	825,080	708,008
AMMB Holdings Berhad	1,550,272	1,616,612
CIMB Group Holdings Berhad	4,240,524	4,746,713
Hong Leong Bank Berhad	467,807	1,430,815
Malayan Banking Berhad	4,048,800	7,842,270
Public Bank Berhad	2,368,854	10,649,172
RHB Capital Berhad	960,200	1,046,705
		28,040,295
Capital Goods 0.4%
Gamuda Berhad	1,862,216	2,059,342
HAP Seng Consolidated Berhad	490,734	999,152
IJM Corp. Berhad	2,301,136	1,736,218
Sime Darby Berhad	2,443,000	4,930,018
		9,724,730
Consumer Services 0.2%
Berjaya Sports Toto Berhad	693,700	456,217
Genting Berhad	1,724,400	3,592,500
Genting Malaysia Berhad	2,225,020	2,630,936
		6,679,653
Energy 0.1%
Bumi Armada Berhad *	2,747,300	448,602
Petronas Dagangan Berhad	245,900	1,356,881
SapuraKencana Petroleum Berhad *	3,473,780	1,486,527
		3,292,010
Food, Beverage & Tobacco 0.3%
British American Tobacco Malaysia Berhad	114,200	1,247,455
Felda Global Ventures Holdings Berhad	1,376,700	582,927
IOI Corp. Berhad	2,797,892	2,949,129

43
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kuala Lumpur Kepong Berhad	385,748	2,097,288
PPB Group Berhad	462,648	1,723,468
		8,600,267
Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	1,958,800	2,651,439
Materials 0.2%
Lafarge Malaysia Berhad	342,600	509,270
Petronas Chemicals Group Berhad	2,189,400	3,575,034
		4,084,304
Media 0.0%
Astro Malaysia Holdings Berhad	1,600,700	1,027,476
Real Estate 0.1%
IOI Properties Group Berhad	1,155,400	549,075
KLCCP Stapled Group	348,144	611,604
UEM Sunrise Berhad	848,300	217,807
		1,378,486
Telecommunication Services 0.4%
Axiata Group Berhad	3,389,752	3,382,117
DiGi.com Berhad	2,878,200	3,267,146
Maxis Berhad	1,979,524	2,813,243
Telekom Malaysia Berhad	831,200	1,153,196
		10,615,702
Transportation 0.1%
AirAsia Berhad	933,200	567,487
Malaysia Airports Holdings Berhad	774,900	1,130,935
MISC Berhad	1,088,700	1,819,404
		3,517,826
Utilities 0.5%
Petronas Gas Berhad	498,936	2,249,707
Tenaga Nasional Berhad	2,637,974	8,044,633
YTL Corp. Berhad	2,974,612	1,038,434
YTL Power International Berhad	2,335,101	783,626
		12,116,400
		92,400,376

Mexico 4.3%
Banks 0.5%
Banregio Grupo Financiero S.A.B. de C.V.	171,974	894,675
Grupo Elektra S.A.B. de C.V.	34,260	500,120
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,689,949	8,440,130
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	1,616,460	2,318,844
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	1,184,497	1,786,277
		13,940,046
Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	2,228,080	2,863,007
Grupo Carso S.A.B. de C.V., Series A1	351,880	1,500,432
		4,363,439
Consumer Services 0.0%
Alsea S.A.B. de C.V.	384,954	1,090,778
Diversified Financials 0.0%
Gentera S.A.B. de C.V.	913,600	1,209,588
Food & Staples Retailing 0.3%
Organizacion Soriana S.A.B. de C.V., B Shares *	132,560	276,488
Wal-Mart de Mexico S.A.B. de C.V.	4,086,351	7,961,054
		8,237,542
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.8%
Arca Continental S.A.B. de C.V.	279,800	1,574,586
Coca-Cola Femsa S.A.B. de C.V., Series L	311,872	2,058,322
Fomento Economico Mexicano S.A.B. de C.V.	1,629,004	13,185,051
Gruma S.A.B. de C.V., B Shares	114,200	1,513,242
Grupo Bimbo S.A.B. de C.V., Series A	1,421,516	3,371,636
Grupo Lala S.A.B. de C.V.	483,280	798,426
		22,501,263
Household & Personal Products 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	583,856	1,106,224
Materials 0.8%
Alpek S.A.B. de C.V.	295,781	315,417
Cemex S.A.B. de C.V., Series CPO *	9,536,532	8,113,762
Grupo Mexico S.A.B. de C.V., Series B	2,899,245	8,837,203
Industrias CH S.A.B. de C.V., Series B *	109,085	699,761
Industrias Penoles S.A.B. de C.V.	92,265	2,202,795
Mexichem S.A.B. de C.V.	854,580	2,024,807
		22,193,745
Media 0.4%
Grupo Televisa S.A.B., Series CPO	1,851,255	9,474,455
Megacable Holdings S.A.B. de C.V., Series CPO	256,202	926,763
		10,401,218
Real Estate 0.1%
Concentradora Fibra Danhos S.A. de C.V.	265,320	413,784
Fibra Uno Administracion S.A. de C.V.	2,054,886	2,986,832
		3,400,616
Retailing 0.1%
El Puerto de Liverpool S.A.B. de C.V., Series C1	173,919	1,220,571
Telecommunication Services 0.6%
America Movil S.A.B. de C.V., Series L	21,909,064	13,972,093
Telesites S.A.B. de C.V. *	1,028,078	591,359
		14,563,452
Transportation 0.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Series A *	471,163	575,263
Grupo Aeromexico S.A.B. de C.V. *	279,854	625,560
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	155,616	751,664
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	269,768	2,345,404
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	174,192	2,767,608
OHL Mexico S.A.B. de C.V.	685,200	720,749
Promotora y Operadora de Infraestructura S.A.B. de C.V.	152,331	1,432,431
		9,218,679
Utilities 0.1%
Infraestructura Energetica Nova S.A.B. de C.V.	394,291	1,694,686
		115,141,847

Peru 0.3%
Banks 0.2%
Credicorp Ltd.	39,180	6,449,812

44
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	155,595	1,913,818
		8,363,630

Philippines 1.4%
Banks 0.3%
Bank of the Philippine Islands	1,180,192	2,209,261
BDO Unibank, Inc.	1,343,319	3,089,781
Metropolitan Bank & Trust Co.	966,273	1,558,660
		6,857,702
Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	1,690,640	2,472,917
Alliance Global Group, Inc.	3,540,200	895,361
DMCI Holdings, Inc.	3,111,536	785,707
JG Summit Holdings, Inc.	2,323,312	3,594,968
LT Group, Inc.	2,512,400	744,489
SM Investments Corp.	356,917	4,712,456
		13,205,898
Consumer Services 0.1%
Bloomberry Resorts Corp. *	2,159,736	316,552
Jollibee Foods Corp.	322,358	1,295,466
		1,612,018
Diversified Financials 0.1%
Ayala Corp.	182,303	2,860,794
GT Capital Holdings, Inc.	31,003	746,443
		3,607,237
Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	648,117	2,065,094
Real Estate 0.2%
Ayala Land, Inc.	2,272,051	1,597,200
Megaworld Corp.	8,709,280	631,321
SM Prime Holdings, Inc.	6,674,125	3,907,583
		6,136,104
Telecommunication Services 0.0%
Globe Telecom, Inc.	4,984	181,435
PLDT, Inc.	30,500	886,787
		1,068,222
Transportation 0.0%
International Container Terminal Services, Inc.	381,591	577,535
Utilities 0.1%
Aboitiz Power Corp.	1,298,053	1,111,546
Energy Development Corp.	6,666,467	783,275
Manila Electric Co.	223,944	1,301,341
		3,196,162
		38,325,972

Poland 1.5%
Banks 0.6%
Alior Bank S.A. *	66,673	1,074,230
Bank Handlowy w Warszawie S.A.	25,619	497,508
Bank Millennium S.A. *	479,640	805,631
Bank Pekao S.A.	115,838	3,992,643
Bank Zachodni WBK S.A.	24,264	2,097,818
mBank S.A. *	11,552	1,127,219
Powszechna Kasa Oszczednosci Bank Polski S.A. *	659,835	5,408,231
		15,003,280
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
CCC S.A.	18,704	1,038,765
LPP S.A.	921	1,284,140
		2,322,905
Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	247,786	5,748,628
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,558,268	2,398,605
		8,147,233
Food & Staples Retailing 0.0%
Eurocash S.A.	59,631	487,581
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	422,690	3,754,954
Materials 0.2%
Grupa Azoty S.A.	26,605	454,343
KGHM Polska Miedz S.A.	107,681	3,421,096
		3,875,439
Media 0.0%
Cyfrowy Polsat S.A. *	133,343	760,581
Software & Services 0.0%
Asseco Poland S.A.	66,864	922,183
Telecommunication Services 0.0%
Orange Polska S.A.	551,586	642,556
Utilities 0.1%
Enea S.A. *	200,992	528,177
Energa S.A.	205,560	552,838
PGE S.A.	576,185	1,684,415
Tauron Polska Energia S.A. *	829,107	612,588
		3,378,018
		39,294,730

Qatar 0.6%
Banks 0.3%
Commercial Bank QSC	66,894	569,506
Doha Bank QSC	50,516	538,976
Masraf Al Rayan QSC	151,548	1,668,953
Qatar Islamic Bank SAQ	25,258	707,536
Qatar National Bank SAQ	97,181	4,030,026
		7,514,997
Capital Goods 0.1%
Aamal Co. *	126,290	534,120
Industries Qatar QSC (b)	63,145	2,072,318
		2,606,438
Energy 0.0%
Qatar Gas Transport Co., Ltd.	126,290	816,788
Insurance 0.1%
Qatar Insurance Co. SAQ	57,987	1,156,157
Real Estate 0.0%
Barwa Real Estate Co.	50,516	552,849
United Development Co. QSC	94,837	567,785
		1,120,634
Telecommunication Services 0.1%
Ooredoo QSC	50,516	1,470,565
Vodafone Qatar QSC *	126,290	322,207
		1,792,772
Transportation 0.0%
Qatar Navigation QSC	20,802	498,163
		15,505,949

45
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Russia 4.6%
Banks 0.9%
Sberbank of Russia PJSC *	7,525,000	20,088,560
VTB Bank PJSC GDR - Reg’d	1,340,000	3,000,260
		23,088,820
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS PJSC *	1,086,536	2,296,300
Energy 2.3%
Gazprom PAO *	1	2
Gazprom PAO ADR	4,156,434	18,539,774
LUKOIL PJSC *	350,106	18,488,988
NOVATEK OAO *	836,639	10,795,111
Rosneft OJSC *	663,018	3,756,663
Surgutneftegas *	5,613,570	2,823,777
Tatneft PAO *	1,142,435	6,665,609
		61,069,924
Food & Staples Retailing 0.3%
Magnit PJSC GDR - Reg'd	207,714	7,573,253
Materials 0.5%
ALROSA PAO *	2,072,226	3,264,568
Magnitogorsk Iron & Steel Works OJSC *	1,433,390	907,086
MMC Norilsk Nickel PJSC *	38,266	6,097,153
Novolipetsk Steel AO *	802,372	1,546,766
PhosAgro OAO GDR - Reg'd	61,858	853,640
Severstal PAO *	145,406	2,058,558
		14,727,771
Real Estate 0.0%
LSR Group PJSC GDR - Reg’d	169,083	607,008
Telecommunication Services 0.3%
MegaFon PJSC GDR - Reg'd	96,584	1,115,545
Mobile TeleSystems PJSC *	797,239	3,758,614
Rostelecom PJSC *	874,384	1,168,015
Sistema JSFC *	2,173,662	841,399
		6,883,573
Transportation 0.0%
Aeroflot-Russian Airlines PJSC *	338,859	957,959
Utilities 0.2%
E.ON Russia JSC *	11,388,190	503,187
Federal Grid Co. Unified Energy System PJSC *	211,930,707	776,090
Inter RAO PJSC *	17,392,196	1,198,096
Rosseti PJSC *	24,595,951	429,322
RusHydro PJSC *	97,456,474	1,564,177
		4,470,872
		121,675,480

South Africa 8.8%
Banks 0.7%
Barclays Africa Group Ltd.	328,974	3,821,682
Capitec Bank Holdings Ltd.	40,211	2,228,821
Nedbank Group Ltd.	171,842	3,218,753
Standard Bank Group Ltd.	895,471	9,804,312
		19,073,568
Capital Goods 0.2%
Barloworld Ltd.	202,134	1,790,462
Reunert Ltd.	133,040	713,717
The Bidvest Group Ltd.	289,545	3,431,595
		5,935,774
Consumer Durables & Apparel 0.4%
Steinhoff International Holdings N.V.	2,002,306	10,689,681
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Sun International Ltd.	91,360	603,479
Tsogo Sun Holdings Ltd.	401,251	848,824
		1,452,303
Diversified Financials 0.9%
Brait SE *	251,313	1,414,500
Coronation Fund Managers Ltd.	202,321	1,041,304
FirstRand Ltd.	2,229,391	8,474,413
Investec Ltd.	196,042	1,381,886
JSE Ltd.	65,655	817,174
PSG Group Ltd.	74,790	1,437,649
Remgro Ltd.	390,386	6,664,617
RMB Holdings Ltd.	505,936	2,452,707
		23,684,250
Energy 0.0%
Exxaro Resources Ltd.	103,922	857,436
Food & Staples Retailing 0.6%
Bid Corp., Ltd.	258,092	5,188,872
Clicks Group Ltd.	214,768	2,109,915
Massmart Holdings Ltd.	90,278	1,034,125
Pick n Pay Stores Ltd.	268,898	1,427,750
Shoprite Holdings Ltd.	331,510	4,796,504
The SPAR Group Ltd.	145,034	1,979,248
		16,536,414
Food, Beverage & Tobacco 0.3%
AVI Ltd.	244,420	1,779,893
Pioneer Foods Group Ltd.	114,395	1,432,037
Tiger Brands Ltd.	121,802	3,892,449
		7,104,379
Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	750,375	1,922,406
Netcare Ltd.	1,097,912	2,669,235
		4,591,641
Insurance 0.4%
Discovery Ltd.	264,395	2,486,283
Liberty Holdings Ltd.	53,588	455,457
MMI Holdings Ltd.	1,025,592	1,928,866
Sanlam Ltd.	1,263,164	6,544,696
		11,415,302
Materials 1.1%
AECI Ltd.	86,844	726,754
African Rainbow Minerals Ltd.	86,904	674,370
Anglo American Platinum Ltd. *	44,963	1,043,293
AngloGold Ashanti Ltd. *	318,618	3,546,939
Gold Fields Ltd.	623,657	1,919,128
Harmony Gold Mining Co., Ltd.	315,964	770,585
Impala Platinum Holdings Ltd. *	446,522	1,503,427
Kumba Iron Ore Ltd. *	43,598	714,967
Mondi Ltd.	89,902	2,065,615
Nampak Ltd. *	596,153	758,865
Northam Platinum Ltd. *	262,203	1,086,900
Sappi Ltd.	427,137	2,671,566
Sasol Ltd.	419,583	11,965,173
Sibanye Gold Ltd.	525,679	1,057,386
		30,504,968
Media 1.9%
Naspers Ltd., N Shares	317,054	50,846,687
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd.	272,321	5,899,664
Real Estate 0.6%
Fortress Income Fund Ltd.	491,267	1,309,294
Fortress Income Fund Ltd., A Shares	938,578	1,248,567
Growthpoint Properties Ltd.	2,128,293	4,308,654

46
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hyprop Investments Ltd.	206,321	1,978,820
New Europe Property Investments plc	213,096	2,406,291
Redefine Properties Ltd.	3,582,469	2,977,174
Resilient REIT Ltd.	205,987	1,889,789
		16,118,589
Retailing 0.5%
Imperial Holdings Ltd.	130,569	1,668,049
Mr Price Group Ltd.	176,059	2,288,229
Super Group Ltd. *	220,052	585,459
The Foschini Group Ltd.	142,324	1,766,754
Truworths International Ltd.	312,172	2,080,669
Woolworths Holdings Ltd.	722,120	3,864,557
		12,253,717
Software & Services 0.0%
EOH Holdings Ltd.	85,786	923,446
Telecommunication Services 0.7%
MTN Group Ltd.	1,279,644	11,719,308
Telkom S.A. SOC Ltd.	251,240	1,309,406
Vodacom Group Ltd.	376,120	4,262,406
		17,291,120
Transportation 0.0%
Grindrod Ltd.	341,458	355,816
		235,534,755

Taiwan 14.7%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	1,444,277	3,069,679
Yulon Motor Co., Ltd.	588,192	547,539
		3,617,218
Banks 1.6%
Chang Hwa Commercial Bank Ltd.	4,409,019	2,633,343
China Development Financial Holding Corp.	10,413,308	2,745,384
CTBC Financial Holding Co., Ltd.	13,953,792	8,334,079
E.Sun Financial Holding Co., Ltd.	6,565,945	3,985,707
Far Eastern International Bank	1,829,474	556,759
First Financial Holding Co., Ltd.	7,372,902	4,355,564
Hua Nan Financial Holdings Co., Ltd.	6,191,745	3,405,878
Mega Financial Holding Co., Ltd.	8,159,901	6,347,637
SinoPac Financial Holdings Co., Ltd.	7,908,370	2,406,733
Taishin Financial Holding Co., Ltd.	7,041,523	2,784,660
Taiwan Business Bank	3,157,000	864,171
Taiwan Cooperative Financial Holding Co., Ltd.	6,392,213	3,048,023
		41,467,938
Capital Goods 0.2%
Far Eastern New Century Corp.	2,914,799	2,608,979
Taiwan Glass Industry Corp. *	1,199,311	685,075
Teco Electric & Machinery Co., Ltd.	1,317,000	1,187,394
Walsin Lihwa Corp.	2,860,000	1,321,855
		5,803,303
Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	150,000	439,403
Consumer Durables & Apparel 0.3%
Eclat Textile Co., Ltd.	142,069	1,428,852
Feng TAY Enterprise Co., Ltd.	241,200	1,020,587
Formosa Taffeta Co., Ltd.	656,000	666,174
Giant Manufacturing Co., Ltd.	202,752	1,253,857
Pou Chen Corp.	1,880,792	2,552,737
		6,922,207
Security	Number of Shares	Value ($)
Diversified Financials 0.5%
Capital Securities Corp.	1,579,789	519,338
Fubon Financial Holding Co., Ltd.	5,367,114	8,690,869
Yuanta Financial Holding Co., Ltd.	8,540,700	3,613,817
		12,824,024
Energy 0.1%
Formosa Petrochemical Corp.	996,660	3,471,044
Food & Staples Retailing 0.1%
President Chain Store Corp.	407,400	2,990,177
Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	3,756,676	6,676,144
Insurance 0.4%
Cathay Financial Holding Co., Ltd.	6,043,189	9,490,581
Shin Kong Financial Holding Co., Ltd. *	5,958,308	1,607,707
		11,098,288
Materials 1.7%
Asia Cement Corp.	1,736,286	1,718,004
China Steel Corp.	9,313,956	7,821,377
Eternal Materials Co., Ltd.	561,600	614,180
Formosa Chemicals & Fibre Corp.	3,199,008	10,120,708
Formosa Plastics Corp.	3,637,560	10,963,531
Nan Ya Plastics Corp.	4,212,816	10,229,176
Taiwan Cement Corp.	2,473,246	3,030,830
Taiwan Fertilizer Co., Ltd.	483,508	668,839
		45,166,645
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
OBI Pharma, Inc. *	86,666	985,883
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd. *	525,893	358,600
Retailing 0.1%
Hotai Motor Co., Ltd.	293,160	3,353,971
Semiconductors & Semiconductor Equipment 5.1%
Advanced Semiconductor Engineering, Inc.	4,965,524	6,165,793
Epistar Corp. *	643,828	605,616
MediaTek, Inc.	1,016,713	7,412,688
Nanya Technology Corp.	500,000	740,475
Novatek Microelectronics Corp.	359,608	1,346,035
Realtek Semiconductor Corp.	277,336	1,033,573
Siliconware Precision Industries Co., Ltd. ADR	354,740	2,781,162
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,498,498	110,097,732
United Microelectronics Corp. ADR (a)	1,846,983	3,767,845
Vanguard International Semiconductor Corp.	520,000	1,027,357
		134,978,276
Technology Hardware & Equipment 3.5%
Acer, Inc. *	2,284,086	1,096,563
Advantech Co., Ltd.	245,516	2,089,685
Asustek Computer, Inc.	510,426	4,610,256
AU Optronics Corp. ADR	706,204	2,747,134
Catcher Technology Co., Ltd.	538,224	4,502,207
Chicony Electronics Co., Ltd.	353,511	833,049
Compal Electronics, Inc.	3,429,638	2,148,861
Delta Electronics, Inc.	1,607,148	8,945,020
Foxconn Technology Co., Ltd.	798,315	2,382,720
Hon Hai Precision Industry Co., Ltd.	11,194,365	32,610,076
HTC Corp. *	528,778	1,357,937
Innolux Corp.	6,301,029	2,563,603
Inventec Corp.	2,327,145	1,726,981
Largan Precision Co., Ltd.	73,256	10,872,699
Lite-On Technology Corp.	1,573,107	2,636,907

47
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pegatron Corp.	1,398,657	3,673,788
Quanta Computer, Inc.	1,945,000	4,032,630
Synnex Technology International Corp.	933,956	1,025,958
Unimicron Technology Corp.	773,348	361,207
Wistron Corp.	1,965,468	1,647,299
		91,864,580
Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR	281,685	9,258,986
Far EasTone Telecommunications Co., Ltd.	1,226,280	2,953,593
Taiwan Mobile Co., Ltd.	1,234,524	4,339,629
		16,552,208
Transportation 0.1%
China Airlines Ltd.	2,511,872	825,749
Eva Airways Corp.	1,717,958	852,730
Evergreen Marine Corp., Ltd. *	1,300,380	615,833
U-Ming Marine Transport Corp.	351,576	383,348
		2,677,660
		391,247,569

Thailand 3.7%
Banks 0.8%
Bangkok Bank PCL NVDR	314,800	1,600,808
Kasikornbank PCL NVDR	1,496,000	8,207,417
Krung Thai Bank PCL NVDR	4,613,900	2,590,779
The Siam Commercial Bank PCL NVDR	1,857,300	8,194,244
TMB Bank PCL NVDR	16,730,800	1,169,534
		21,762,782
Capital Goods 0.0%
Berli Jucker PCL NVDR	845,250	1,113,907
Consumer Services 0.1%
Minor International PCL NVDR	2,602,380	2,553,509
Energy 0.7%
Banpu PCL NVDR	3,053,400	1,714,533
IRPC PCL NVDR	9,263,900	1,316,381
PTT Exploration & Production PCL NVDR	1,029,904	2,744,011
PTT PCL NVDR	1,045,100	11,886,514
Thai Oil PCL NVDR	712,500	1,536,022
		19,197,461
Food & Staples Retailing 0.3%
CP ALL PCL NVDR	3,925,900	6,748,335
Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	3,220,900	2,583,696
Thai Union Group PCL NVDR	2,190,500	1,273,930
		3,857,626
Health Care Equipment & Services 0.2%
Bangkok Dusit Medical Services PCL NVDR	6,444,800	3,711,177
Bumrungrad Hospital PCL NVDR	263,800	1,330,128
		5,041,305
Materials 0.5%
Indorama Ventures PCL NVDR	1,147,900	1,167,451
PTT Global Chemical PCL NVDR	1,570,914	3,206,590
The Siam Cement PCL NVDR	628,500	9,290,971
		13,665,012
Media 0.0%
BEC World PCL NVDR	868,600	390,684
Real Estate 0.2%
Central Pattana PCL NVDR	1,772,200	2,792,425
Land & Houses PCL NVDR	4,723,100	1,326,048
		4,118,473
Security	Number of Shares	Value ($)
Retailing 0.1%
Home Product Center PCL NVDR	4,302,019	1,213,989
Technology Hardware & Equipment 0.1%
Delta Electronics Thailand PCL NVDR	460,500	1,220,331
Telecommunication Services 0.3%
Advanced Info Service PCL NVDR	915,900	4,381,983
Intouch Holdings PCL NVDR	1,375,600	2,088,691
Total Access Communication PCL NVDR	497,000	619,372
True Corp. PCL NVDR	7,822,866	1,400,722
		8,490,768
Transportation 0.2%
Airports of Thailand PCL NVDR	3,127,900	3,472,408
Bangkok Expressway & Metro PCL NVDR	6,066,700	1,225,315
BTS Group Holdings PCL NVDR	5,714,500	1,342,450
		6,040,173
Utilities 0.1%
Electricity Generating PCL NVDR	228,400	1,354,480
Glow Energy PCL NVDR	347,100	775,632
Ratchaburi Electricity Generating Holding PCL NVDR	693,400	1,032,983
		3,163,095
		98,577,450

Turkey 1.3%
Automobiles & Components 0.1%
Ford Otomotiv Sanayi A/S	51,445	519,328
Tofas Turk Otomobil Fabrikasi	101,152	757,887
		1,277,215
Banks 0.5%
Akbank T.A.S.	1,531,760	3,669,367
Turkiye Garanti Bankasi A/S	1,627,379	3,867,021
Turkiye Halk Bankasi A/S	446,576	1,387,394
Turkiye Is Bankasi, C Shares	1,102,361	1,923,571
Turkiye Vakiflar Bankasi T.A.O., Class D	799,479	1,168,056
Yapi ve Kredi Bankasi A/S *	743,759	789,357
		12,804,766
Capital Goods 0.1%
Enka Insaat ve Sanayi A/S	535,102	831,948
KOC Holding A/S	529,237	2,163,575
Turkiye Sise ve Cam Fabrikalari A/S	505,638	546,395
		3,541,918
Consumer Durables & Apparel 0.0%
Arcelik A/S	132,771	764,213
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	677,252	1,880,011
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	88,000	2,065,608
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	179,451	2,592,136
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	149,030	813,429
Coca-Cola Icecek A/S	50,258	485,733
Ulker Biskuvi Sanayi A/S	101,152	515,017
		1,814,179
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	1,035,381	1,695,381
Koza Altin Isletmeleri A/S *	1,423	7,386
Petkim Petrokimya Holding A/S	483,426	575,698
		2,278,465

48
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,334,704	1,151,622
Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	366,071	581,257
Turkcell Iletisim Hizmetleri A/S *	670,354	2,195,337
		2,776,594
Transportation 0.0%
TAV Havalimanlari Holding A/S	143,114	598,478
Turk Hava Yollari Anonim Ortakligi *	419,557	631,487
		1,229,965
		34,176,692

United Arab Emirates 1.1%
Banks 0.3%
Abu Dhabi Commercial Bank PJSC	1,370,850	2,646,515
Dubai Islamic Bank PJSC	940,151	1,599,985
First Gulf Bank PJSC	832,642	3,094,776
Union National Bank PJSC	765,262	912,688
		8,253,964
Capital Goods 0.0%
Arabtec Holding PJSC *	1,810,133	453,457
Consumer Services 0.0%
DXB Entertainments PJSC *	2,382,816	700,733
Diversified Financials 0.1%
Al Waha Capital PJSC	678,972	408,585
Dubai Financial Market PJSC	1,319,650	524,626
Dubai Investments PJSC	1,036,533	711,249
		1,644,460
Energy 0.0%
Dana Gas PJSC *	2,833,083	354,859
Real Estate 0.4%
Aldar Properties PJSC	2,430,763	1,588,517
DAMAC Properties Dubai Co. PJSC	1,359,528	1,088,363
Deyaar Development PJSC *	1,682,310	272,559
Emaar Malls PJSC	1,654,060	1,180,024
Emaar Properties PJSC	2,605,056	5,284,593
		9,414,056
Telecommunication Services 0.2%
Emirates Telecommunications Group Co. PJSC	1,286,884	6,167,232
Transportation 0.1%
Air Arabia PJSC	1,715,744	574,640
DP World Ltd.	124,112	2,627,451
		3,202,091
		30,190,852
Total Common Stock
(Cost $2,419,418,416)		2,588,688,968

Preferred Stock 2.8% of net assets

Brazil 2.4%
Banks 1.2%
Banco Bradesco S.A.	2,036,240	21,874,362
Itausa - Investimentos Itau S.A.	2,902,418	9,366,852
		31,241,214
Energy 0.6%
Petroleo Brasileiro S.A. *	3,259,980	15,906,942
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	114,200	2,108,901
Security	Number of Shares	Value ($)
Materials 0.2%
Braskem S.A., A Shares	122,721	1,275,336
Gerdau S.A.	654,835	2,725,848
Suzano Papel e Celulose S.A., A Shares	228,400	987,457
		4,988,641
Retailing 0.1%
Lojas Americanas S.A.	457,971	2,414,248
Telecommunication Services 0.1%
Telefonica Brasil S.A.	294,045	4,339,314
Utilities 0.1%
Centrais Eletricas Brasileiras S.A., B Shares *	121,179	958,214
Companhia Energetica de Minas Gerais	635,551	2,183,877
Companhia Paranaense de Energia - Copel, B Shares	93,872	1,016,871
		4,158,962
		65,158,222

Colombia 0.1%
Banks 0.1%
Grupo Aval Acciones y Valores S.A.	2,928,138	1,137,248
Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	72,115	876,036
		2,013,284

Russia 0.3%
Energy 0.3%
AK Transneft OAO *	950	3,006,738
Surgutneftegas OAO *	6,981,145	3,800,214
		6,806,952
Total Preferred Stock
(Cost $69,069,986)		73,978,458

Rights 0.0% of net assets

Brazil 0.0%
Banks 0.0%
Itausa - Investimentos Itau S.A. expires 03/31/17 *(b)	47,060	59,600

Malaysia 0.0%
Real Estate 0.0%
IOI Properties Group Berhad expires 03/17/17 *(b)	288,850	47,491
Total Rights
(Cost $—)		107,091

Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)	4,844,444	4,844,444

49
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)	4,163,960	4,163,960
Total Other Investment Companies
(Cost $9,008,404)		9,008,404

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $2,533,319,294 and the unrealized appreciation and depreciation were $295,502,808 and ($157,039,181), respectively, with a net unrealized appreciation of $138,463,627.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,878,198.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 2/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI Emerging Markets Index, e-mini, Long, expires 03/17/17	115	5,352,100	42,234
50
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	6,647,355,253	8,382,862,625
0.0%	Rights	39,531	52,592
0.5%	Other Investment Companies	42,370,809	42,370,809
100.1%	Total Investments	6,689,765,593	8,425,286,026
(0.1%)	Other Assets and Liabilities, Net		(11,009,512)
100.0%	Net Assets		8,414,276,514

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc *	31,664	2,125,604
American Axle & Manufacturing Holdings, Inc. *	26,738	529,947
Autoliv, Inc.	29,870	3,127,389
BorgWarner, Inc.	76,518	3,228,294
Cooper Tire & Rubber Co.	18,246	738,051
Cooper-Standard Holding, Inc. *	7,238	810,656
Dana, Inc.	50,600	955,834
Delphi Automotive plc	92,277	7,025,048
Dorman Products, Inc. *	11,772	920,100
Ford Motor Co.	1,328,041	16,640,354
General Motors Co.	469,106	17,281,865
Gentex Corp.	89,490	1,881,975
Gentherm, Inc. *	18,084	655,545
Harley-Davidson, Inc.	62,823	3,541,961
LCI Industries	11,896	1,281,199
Lear Corp.	24,712	3,508,857
Modine Manufacturing Co. *	39,513	448,473
Standard Motor Products, Inc.	6,854	328,786
Tenneco, Inc. *	18,158	1,167,741
Tesla, Inc. *(a)	41,205	10,300,838
The Goodyear Tire & Rubber Co.	88,736	3,110,197
Thor Industries, Inc.	14,715	1,630,716
Visteon Corp. *	11,832	1,096,471
Winnebago Industries, Inc.	16,805	554,565
		82,890,466

Banks 7.0%
1st Source Corp.	11,816	551,925
Ameris Bancorp	12,208	589,646
Associated Banc-Corp.	62,123	1,599,667
Astoria Financial Corp.	26,516	490,281
BancorpSouth, Inc.	29,700	920,700
Bank of America Corp.	3,422,830	84,475,444
Bank of Hawaii Corp.	14,715	1,242,829
Bank of the Ozarks, Inc.	37,388	2,046,245
BankUnited, Inc.	32,898	1,303,748
Banner Corp.	12,628	733,939
BB&T Corp.	275,040	13,262,429
Beneficial Bancorp, Inc.	28,385	462,676
Berkshire Hills Bancorp, Inc.	12,208	431,553
BNC Bancorp	15,785	567,471
Bofl Holding, Inc. *	16,104	507,920
Security	Number of Shares	Value ($)
BOK Financial Corp.	10,254	845,545
Boston Private Financial Holdings, Inc.	24,073	414,056
Brookline Bancorp, Inc.	26,517	420,294
Bryn Mawr Bank Corp.	11,916	489,152
Capital Bank Financial Corp., Class A	6,670	272,136
Capitol Federal Financial, Inc.	50,643	764,203
Cardinal Financial Corp.	15,085	471,255
Cathay General Bancorp	23,632	928,265
CenterState Banks, Inc.	24,116	595,906
Central Pacific Financial Corp.	12,316	388,939
Chemical Financial Corp.	28,109	1,497,366
CIT Group, Inc.	75,541	3,240,709
Citigroup, Inc.	967,499	57,866,115
Citizens Financial Group, Inc.	174,052	6,504,323
City Holding Co.	5,886	385,533
CoBiz Financial, Inc.	26,593	453,411
Columbia Banking System, Inc.	20,601	821,774
Comerica, Inc.	61,997	4,419,146
Commerce Bancshares, Inc.	32,428	1,913,901
Community Bank System, Inc.	14,735	875,406
Community Trust Bancorp, Inc.	9,531	437,473
Cullen/Frost Bankers, Inc.	18,158	1,679,070
Customers Bancorp, Inc. *	13,108	449,998
CVB Financial Corp.	29,644	704,045
Eagle Bancorp, Inc. *	9,344	581,664
East West Bancorp, Inc.	50,031	2,707,678
Enterprise Financial Services Corp.	12,704	558,341
Essent Group Ltd. *	26,700	929,427
EverBank Financial Corp.	32,761	636,874
F.N.B. Corp.	63,031	981,393
FCB Financial Holdings, Inc., Class A *	9,975	484,785
Fifth Third Bancorp	265,866	7,295,363
First BanCorp (Puerto Rico) *	47,320	301,902
First Busey Corp.	17,806	550,562
First Citizens BancShares, Inc., Class A	3,451	1,229,557
First Commonwealth Financial Corp.	38,434	535,386
First Financial Bancorp	24,122	669,385
First Financial Bankshares, Inc. (a)	32,626	1,435,544
First Financial Corp.	3,628	168,521
First Horizon National Corp.	79,737	1,589,956
First Interstate BancSystem, Inc., Class A	12,116	531,287
First Merchants Corp.	15,240	611,429
First Midwest Bancorp, Inc.	29,430	718,975
First Republic Bank	51,822	4,862,458
Flagstar Bancorp, Inc. *	6,170	175,228
Flushing Financial Corp.	17,762	496,270
Fulton Financial Corp.	70,952	1,356,957
German American Bancorp, Inc.	4,568	216,752
Glacier Bancorp, Inc.	21,236	784,033
Great Southern Bancorp, Inc.	3,152	157,758
Great Western Bancorp, Inc.	21,970	938,998
Hancock Holding Co.	26,487	1,256,808
Hanmi Financial Corp.	12,628	421,775
Heartland Financial USA, Inc.	9,331	462,351
Hilltop Holdings, Inc.	21,461	609,063
Home BancShares, Inc.	47,088	1,325,056
Hope Bancorp, Inc.	44,658	955,681
Huntington Bancshares, Inc.	363,953	5,146,295
IBERIABANK Corp.	12,277	1,040,476

1
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Independent Bank Corp.	11,988	779,220
International Bancshares Corp.	32,409	1,233,162
Investors Bancorp, Inc.	110,030	1,609,739
JPMorgan Chase & Co.	1,214,997	110,103,028
KeyCorp	360,013	6,757,444
Lakeland Bancorp, Inc.	12,463	245,521
Lakeland Financial Corp.	9,975	452,765
LegacyTexas Financial Group, Inc.	15,520	660,997
LendingTree, Inc. *	3,177	376,157
M&T Bank Corp.	53,021	8,852,916
MainSource Financial Group, Inc.	16,805	575,571
MB Financial, Inc.	26,804	1,206,716
Meridian Bancorp, Inc.	25,416	484,175
MGIC Investment Corp. *	110,062	1,172,160
National Bank Holdings Corp., Class A	4,248	140,142
Nationstar Mortgage Holdings, Inc. *	22,414	407,038
New York Community Bancorp, Inc.	163,140	2,492,779
NMI Holdings, Inc., Class A *	41,178	457,076
Northfield Bancorp, Inc.	17,949	336,723
Northwest Bancshares, Inc.	44,145	800,790
Old National Bancorp	44,500	816,575
Opus Bank	9,903	213,905
Oritani Financial Corp.	20,601	354,337
PacWest Bancorp	39,028	2,150,443
Park National Corp.	7,456	801,147
People's United Financial, Inc.	109,648	2,105,242
PHH Corp. *	17,846	225,217
Pinnacle Financial Partners, Inc.	16,387	1,137,258
Popular, Inc.	32,383	1,426,795
PrivateBancorp, Inc.	26,487	1,499,164
Prosperity Bancshares, Inc.	23,994	1,788,513
Provident Financial Services, Inc.	23,544	625,093
Radian Group, Inc.	70,642	1,314,648
Regions Financial Corp.	448,066	6,841,968
Renasant Corp.	13,500	554,040
S&T Bancorp, Inc.	8,888	316,324
Sandy Spring Bancorp, Inc.	6,292	270,934
ServisFirst Bancshares, Inc.	15,630	649,739
Signature Bank *	21,391	3,369,296
Simmons First National Corp., Class A	16,194	931,155
South State Corp.	6,982	624,889
Southside Bancshares, Inc.	15,741	554,555
State Bank Financial Corp.	9,088	246,557
Sterling Bancorp	39,053	966,562
Stock Yards Bancorp, Inc.	6,739	297,864
SunTrust Banks, Inc.	171,250	10,187,662
SVB Financial Group *	18,240	3,481,834
Synovus Financial Corp.	44,646	1,884,954
TCF Financial Corp.	59,108	1,028,479
Texas Capital Bancshares, Inc. *	17,145	1,528,477
TFS Financial Corp.	41,202	700,022
The First of Long Island Corp.	18,066	496,815
The PNC Financial Services Group, Inc.	168,389	21,424,132
Tompkins Financial Corp.	6,354	570,081
Towne Bank	18,162	591,173
TrustCo Bank Corp.	29,560	246,826
Trustmark Corp.	23,544	777,894
U.S. Bancorp	545,927	30,025,985
UMB Financial Corp.	11,772	927,869
Umpqua Holdings Corp.	65,789	1,237,491
United Bankshares, Inc.	31,089	1,391,233
United Community Banks, Inc.	23,900	690,471
United Financial Bancorp, Inc.	17,950	320,587
Valley National Bancorp	76,675	948,470
Walker & Dunlop, Inc. *	14,704	597,718
Washington Federal, Inc.	35,316	1,195,447
Washington Trust Bancorp, Inc.	9,031	489,480
Webster Financial Corp.	29,769	1,635,211
Security	Number of Shares	Value ($)
Wells Fargo & Co.	1,524,295	88,226,195
WesBanco, Inc.	18,548	748,597
Western Alliance Bancorp *	29,544	1,525,652
Wintrust Financial Corp.	14,715	1,084,495
WSFS Financial Corp.	9,975	454,860
Yadkin Financial Corp.	16,625	557,935
Zions Bancorp	68,357	3,069,229
		586,020,095

Capital Goods 7.6%
3M Co.	204,229	38,058,074
A.O. Smith Corp.	47,088	2,371,352
AAON, Inc.	13,193	443,944
AAR Corp.	11,772	405,192
Actuant Corp., Class A	26,487	703,230
Acuity Brands, Inc.	14,715	3,109,280
Advanced Drainage Systems, Inc.	10,631	234,414
AECOM *	54,588	1,984,274
Aegion Corp. *	11,992	272,938
Aerojet Rocketdyne Holdings, Inc. *	17,976	348,555
Aerovironment, Inc. *	13,804	372,984
AGCO Corp.	22,327	1,360,161
Air Lease Corp.	27,596	1,074,312
Aircastle Ltd.	26,487	636,483
Alamo Group, Inc.	6,502	488,625
Albany International Corp., Class A	9,127	413,909
Allegion plc	29,962	2,174,942
Allison Transmission Holdings, Inc.	53,650	1,930,327
Altra Industrial Motion Corp.	6,492	252,214
American Woodmark Corp. *	4,377	378,392
AMETEK, Inc.	79,461	4,288,510
Apogee Enterprises, Inc.	18,491	1,057,315
Applied Industrial Technologies, Inc.	13,965	880,493
Arconic, Inc.	147,618	4,249,922
Argan, Inc.	6,250	430,625
Armstrong Flooring, Inc. *	7,166	153,137
Armstrong World Industries, Inc. *	14,882	684,572
Astec Industries, Inc.	6,022	380,410
Astronics Corp. *	4,898	164,132
AZZ, Inc.	14,122	828,255
B/E Aerospace, Inc.	30,464	1,937,510
Babcock & Wilcox Enterprises, Inc. *	18,663	307,940
Barnes Group, Inc.	14,899	746,589
Beacon Roofing Supply, Inc. *	22,069	1,002,815
BMC Stock Holdings, Inc. *	17,766	373,086
Briggs & Stratton Corp.	14,956	320,058
Builders FirstSource, Inc. *	29,660	383,800
BWX Technologies, Inc.	38,259	1,776,748
Carlisle Cos., Inc.	20,601	2,128,083
Caterpillar, Inc.	199,281	19,262,501
Chart Industries, Inc. *	16,295	579,939
Chicago Bridge & Iron Co. N.V.	36,800	1,235,376
CIRCOR International, Inc.	5,886	365,579
Colfax Corp. *	34,300	1,305,115
Comfort Systems USA, Inc.	12,084	461,005
Continental Building Products, Inc. *	27,017	660,566
Crane Co.	17,658	1,276,497
CSW Industrials, Inc. *	9,403	348,851
Cubic Corp.	10,375	545,206
Cummins, Inc.	51,774	7,687,921
Curtiss-Wright Corp.	14,715	1,439,568
Deere & Co.	97,339	10,657,647
DigitalGlobe, Inc. *	21,250	672,563
Donaldson Co., Inc.	46,208	1,984,634
Douglas Dynamics, Inc.	15,985	533,100
Dover Corp.	53,702	4,301,530
Dycom Industries, Inc. *	9,310	765,096

2
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eaton Corp. plc	153,073	11,018,195
EMCOR Group, Inc.	20,601	1,266,549
Emerson Electric Co.	221,356	13,303,496
Encore Wire Corp.	6,357	301,958
EnerSys	14,909	1,143,968
Engility Holdings, Inc. *	5,904	184,854
EnPro Industries, Inc.	6,038	394,161
ESCO Technologies, Inc.	11,772	638,042
Esterline Technologies Corp. *	11,772	1,046,531
Fastenal Co.	98,648	4,935,359
Federal Signal Corp.	20,647	307,227
Flowserve Corp.	47,171	2,191,093
Fluor Corp.	45,440	2,516,922
Fortive Corp.	99,460	5,733,869
Fortune Brands Home & Security, Inc.	50,531	2,922,208
Franklin Electric Co., Inc.	13,016	545,370
GATX Corp.	17,658	1,025,577
Generac Holdings, Inc. *	20,895	815,741
General Cable Corp.	20,771	346,876
General Dynamics Corp.	98,845	18,761,769
General Electric Co.	2,988,449	89,085,665
Gibraltar Industries, Inc. *	4,971	206,048
Global Brass & Copper Holdings, Inc.	6,080	204,592
Graco, Inc.	20,601	1,869,747
Granite Construction, Inc.	16,275	862,738
Griffon Corp.	14,780	371,717
H&E Equipment Services, Inc.	15,625	410,000
Harsco Corp. *	32,373	456,459
HD Supply Holdings, Inc. *	71,823	3,088,389
HEICO Corp.	16,278	1,337,238
Herc Holdings, Inc. *	7,785	402,407
Hexcel Corp.	29,886	1,643,132
Hillenbrand, Inc.	23,544	855,824
Honeywell International, Inc.	257,091	32,007,829
Hubbell, Inc.	16,433	1,949,282
Huntington Ingalls Industries, Inc.	14,857	3,246,254
Hyster-Yale Materials Handling, Inc.	3,601	219,265
IDEX Corp.	26,487	2,441,837
Illinois Tool Works, Inc.	106,303	14,033,059
Ingersoll-Rand plc	88,116	6,992,886
ITT, Inc.	29,430	1,205,747
Jacobs Engineering Group, Inc.	41,202	2,324,205
John Bean Technologies Corp.	8,888	794,587
Johnson Controls International plc	318,746	13,368,207
Joy Global, Inc.	33,284	938,276
Kaman Corp.	9,383	485,758
KBR, Inc.	47,640	716,982
Kennametal, Inc.	28,200	1,045,938
KLX, Inc. *	15,232	766,779
L3 Technologies, Inc.	24,614	4,143,028
Lennox International, Inc.	14,857	2,445,759
Lincoln Electric Holdings, Inc.	18,500	1,557,885
Lindsay Corp.	3,164	253,341
Lockheed Martin Corp.	85,813	22,876,030
Lydall, Inc. *	1,704	86,393
Manitowoc Foodservice, Inc. *	50,031	953,591
Masco Corp.	111,001	3,749,614
Masonite International Corp. *	11,030	861,443
MasTec, Inc. *	22,528	884,224
Mercury Systems, Inc. *	19,600	732,256
Meritor, Inc. *	32,897	537,866
Moog, Inc., Class A *	12,056	814,744
MRC Global, Inc. *	33,071	668,365
MSC Industrial Direct Co., Inc., Class A	14,715	1,480,182
Mueller Industries, Inc.	14,843	620,734
Mueller Water Products, Inc., Class A	50,032	619,896
MYR Group, Inc. *	12,508	469,175
Navistar International Corp. *	22,114	597,741
Security	Number of Shares	Value ($)
Nordson Corp.	17,658	2,119,666
Northrop Grumman Corp.	60,439	14,933,873
NOW, Inc. *	43,014	823,288
Orbital ATK, Inc.	21,169	1,956,439
Oshkosh Corp.	26,550	1,802,480
Owens Corning	44,294	2,590,756
PACCAR, Inc.	117,720	7,864,873
Parker-Hannifin Corp.	45,829	7,096,162
Patrick Industries, Inc. *	5,125	409,231
Pentair plc	62,337	3,619,286
PGT Innovations, Inc. *	24,916	250,406
Primoris Services Corp.	15,113	375,709
Proto Labs, Inc. *	11,107	606,442
Quanex Building Products Corp.	11,816	231,003
Quanta Services, Inc. *	50,336	1,878,540
Raven Industries, Inc.	24,008	709,436
Raytheon Co.	100,992	15,567,917
RBC Bearings, Inc. *	8,829	823,746
Regal Beloit Corp.	14,715	1,095,532
Rexnord Corp. *	44,512	986,831
Rockwell Automation, Inc.	43,086	6,510,295
Rockwell Collins, Inc.	44,539	4,257,483
Roper Technologies, Inc.	34,873	7,295,432
Rush Enterprises, Inc., Class A *	9,218	317,837
Sensata Technologies Holding N.V. *	53,715	2,205,001
Simpson Manufacturing Co., Inc.	12,306	531,127
Snap-on, Inc.	19,958	3,386,274
Spirit AeroSystems Holdings, Inc., Class A	41,953	2,584,724
SPX Corp. *	12,706	335,184
SPX FLOW, Inc. *	15,400	523,600
Standex International Corp.	2,943	281,057
Stanley Black & Decker, Inc.	49,327	6,271,928
Sun Hydraulics Corp.	6,357	235,209
TASER International, Inc. *	15,605	400,580
Teledyne Technologies, Inc. *	11,819	1,553,135
Tennant Co.	8,829	620,237
Terex Corp.	37,000	1,155,880
Textron, Inc.	91,233	4,315,321
The Boeing Co.	195,740	35,278,220
The Gorman-Rupp Co.	5,480	170,592
The Greenbrier Cos., Inc.	16,836	707,954
The Manitowoc Co., Inc. *	50,031	304,188
The Middleby Corp. *	21,080	2,924,007
The Timken Co.	26,487	1,170,725
The Toro Co.	35,904	2,161,780
Thermon Group Holdings, Inc. *	15,585	314,194
TransDigm Group, Inc.	16,844	4,281,745
Trex Co., Inc. *	12,964	881,682
TriMas Corp. *	12,391	273,222
Trinity Industries, Inc.	52,100	1,398,364
Triton International Ltd.	21,639	534,700
Triumph Group, Inc.	18,500	514,300
Tutor Perini Corp. *	12,380	376,971
United Rentals, Inc. *	27,911	3,573,445
United Technologies Corp.	260,537	29,323,439
Univar, Inc. *	31,700	1,020,740
Universal Forest Products, Inc.	5,958	570,836
USG Corp. *	26,963	909,462
Valmont Industries, Inc.	7,033	1,105,939
W.W. Grainger, Inc.	18,531	4,594,947
Wabash National Corp.	20,872	441,443
WABCO Holdings, Inc. *	16,399	1,841,280
Wabtec Corp.	29,630	2,373,956
Watsco, Inc.	8,829	1,309,076
Watts Water Technologies, Inc., Class A	8,923	570,626
Wesco Aircraft Holdings, Inc. *	14,991	181,391
WESCO International, Inc. *	14,715	1,022,693

3
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Woodward, Inc.	17,658	1,244,006
Xylem, Inc.	58,860	2,832,343
		643,003,361

Commercial & Professional Services 0.9%
ABM Industries, Inc.	18,662	761,223
ACCO Brands Corp. *	36,524	489,422
Brady Corp., Class A	14,715	562,849
CEB, Inc.	9,219	714,933
Cintas Corp.	28,401	3,351,602
Clean Harbors, Inc. *	17,658	1,023,458
Copart, Inc. *	35,756	2,114,610
Covanta Holding Corp.	44,145	715,149
Deluxe Corp.	17,658	1,299,452
Equifax, Inc.	41,202	5,401,994
Exponent, Inc.	6,458	371,012
FTI Consulting, Inc. *	12,244	492,699
G&K Services, Inc., Class A	8,829	834,340
GP Strategies Corp. *	13,404	330,409
Healthcare Services Group, Inc.	23,544	974,251
Herman Miller, Inc.	17,914	533,837
HNI Corp.	17,658	809,090
Huron Consulting Group, Inc. *	7,286	316,577
ICF International, Inc. *	6,092	261,651
IHS Markit Ltd. *	109,484	4,357,463
Insperity, Inc.	8,838	735,763
KAR Auction Services, Inc.	45,123	2,022,413
Kelly Services, Inc., Class A	9,288	198,577
Kforce, Inc.	11,884	306,013
Knoll, Inc.	14,892	332,836
Korn/Ferry International	32,897	1,016,846
LSC Communications, Inc.	8,938	254,018
ManpowerGroup, Inc.	26,487	2,570,298
Matthews International Corp., Class A	11,772	775,186
McGrath RentCorp	6,288	236,617
Mobile Mini, Inc.	13,000	423,150
MSA Safety, Inc.	10,900	787,525
Multi-Color Corp.	4,577	328,171
Navigant Consulting, Inc. *	17,710	412,643
Nielsen Holdings plc	112,174	4,976,039
On Assignment, Inc. *	15,840	747,490
Pitney Bowes, Inc.	67,689	923,278
R.R. Donnelley & Sons Co.	23,869	400,283
Republic Services, Inc.	82,971	5,140,053
Resources Connection, Inc.	23,908	404,045
Robert Half International, Inc.	41,579	2,005,771
Rollins, Inc.	35,550	1,299,708
RPX Corp. *	34,129	366,887
SP Plus Corp. *	15,105	487,136
Steelcase, Inc., Class A	29,820	477,120
Stericycle, Inc. *	29,430	2,439,158
Team, Inc. *	8,829	303,276
Tetra Tech, Inc.	18,258	734,885
The Advisory Board Co. *	13,200	594,000
The Brink's Co.	17,658	943,820
The Dun & Bradstreet Corp.	12,366	1,305,108
TransUnion *	35,506	1,316,918
TriNet Group, Inc. *	26,709	717,137
TrueBlue, Inc. *	17,658	458,225
UniFirst Corp.	5,886	783,427
US Ecology, Inc.	7,048	357,686
Verisk Analytics, Inc. *	51,791	4,294,510
Viad Corp.	12,704	599,629
WageWorks, Inc. *	16,791	1,292,907
Security	Number of Shares	Value ($)
Waste Management, Inc.	140,099	10,272,059
West Corp.	13,731	328,308
		80,084,940

Consumer Durables & Apparel 1.4%
American Outdoor Brands Corp. *	21,433	416,658
Brunswick Corp.	29,430	1,762,563
CalAtlantic Group, Inc.	33,775	1,193,271
Callaway Golf Co.	40,201	406,432
Carter's, Inc.	18,272	1,608,119
Cavco Industries, Inc. *	3,087	368,125
Coach, Inc.	100,012	3,809,457
Columbia Sportswear Co.	11,772	646,754
D.R. Horton, Inc.	116,854	3,739,328
Deckers Outdoor Corp. *	9,529	503,417
Ethan Allen Interiors, Inc.	6,458	185,667
G-III Apparel Group Ltd. *	14,844	381,936
Garmin Ltd.	38,259	1,974,547
GoPro, Inc., Class A *(a)	37,132	349,041
Hanesbrands, Inc.	129,492	2,591,135
Harman International Industries, Inc.	23,544	2,627,981
Hasbro, Inc.	38,259	3,706,149
Helen of Troy Ltd. *	7,784	760,497
Installed Building Products, Inc. *	10,600	498,730
iRobot Corp. *	6,497	370,849
Kate Spade & Co. *	53,057	1,265,940
KB Home	31,340	556,285
La-Z-Boy, Inc.	18,192	491,184
Leggett & Platt, Inc.	44,486	2,187,821
Lennar Corp., B Shares	7,354	289,086
Lennar Corp., Class A	66,415	3,240,388
LGI Homes, Inc. *(a)	9,055	262,686
Lululemon Athletica, Inc. *	38,844	2,534,959
M.D.C Holdings, Inc.	26,081	761,304
M/I Homes, Inc. *	13,108	309,349
Mattel, Inc.	115,441	2,970,297
Michael Kors Holdings Ltd. *	57,202	2,087,873
Mohawk Industries, Inc. *	20,765	4,700,365
NACCO Industries, Inc., Class A	2,943	189,823
Nautilus, Inc. *	15,800	254,380
Newell Brands, Inc.	162,298	7,957,471
NIKE, Inc., Class B	450,592	25,755,839
NVR, Inc. *	1,248	2,414,843
Oxford Industries, Inc.	5,888	330,964
Polaris Industries, Inc. (a)	20,715	1,765,125
PulteGroup, Inc.	111,834	2,465,940
PVH Corp.	26,870	2,461,292
Ralph Lauren Corp.	20,601	1,634,277
Skechers U.S.A., Inc., Class A *	47,756	1,225,897
Steven Madden Ltd. *	21,164	790,475
Sturm Ruger & Co., Inc. (a)	6,108	304,484
Tempur Sealy International, Inc. *(a)	18,934	874,561
Toll Brothers, Inc. *	54,099	1,846,940
TopBuild Corp. *	13,112	550,442
TRI Pointe Group, Inc. *	39,136	467,284
Tupperware Brands Corp.	15,443	932,603
Under Armour, Inc., Class A *(a)	58,904	1,214,600
Under Armour, Inc., Class C *	59,255	1,099,773
Unifi, Inc. *	12,320	336,213
Universal Electronics, Inc. *	3,286	225,748
VF Corp.	113,088	5,931,466
Vista Outdoor, Inc. *	18,458	373,405
Whirlpool Corp.	25,444	4,544,044
William Lyon Homes, Class A *	13,508	248,952
Wolverine World Wide, Inc.	35,316	888,904
		116,643,938

4
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consumer Services 2.1%
Aramark	78,573	2,808,199
Belmond Ltd., Class A *	29,430	381,118
BJ's Restaurants, Inc. *	6,862	249,434
Bloomin' Brands, Inc.	50,073	855,748
Bob Evans Farms, Inc.	8,964	508,528
Boyd Gaming Corp. *	15,462	304,138
Bright Horizons Family Solutions, Inc. *	12,492	863,322
Brinker International, Inc.	15,936	673,137
Buffalo Wild Wings, Inc. *	7,600	1,178,000
Capella Education Co.	6,654	506,369
Carnival Corp.	142,827	7,991,171
Carriage Services, Inc.	4,580	118,027
Chipotle Mexican Grill, Inc. *	9,756	4,085,227
Choice Hotels International, Inc.	12,891	781,195
Churchill Downs, Inc.	3,660	550,098
Chuy's Holdings, Inc. *	10,531	300,133
ClubCorp Holdings, Inc.	24,432	417,787
Cracker Barrel Old Country Store, Inc. (a)	8,829	1,421,381
Darden Restaurants, Inc.	47,126	3,519,370
Dave & Buster's Entertainment, Inc. *	15,559	889,819
Denny's Corp. *	29,660	372,530
DeVry Education Group, Inc.	22,700	729,805
DineEquity, Inc.	6,421	384,104
Domino's Pizza, Inc.	17,808	3,380,136
Dunkin' Brands Group, Inc.	33,074	1,819,401
Extended Stay America, Inc.	32,700	565,710
Fiesta Restaurant Group, Inc. *	13,804	274,009
Graham Holdings Co., Class B	1,912	1,029,134
Grand Canyon Education, Inc. *	14,919	915,728
H&R Block, Inc.	82,788	1,702,121
Hilton Grand Vacations, Inc. *	17,428	521,794
Hilton Worldwide Holdings, Inc.	65,411	3,741,509
Hyatt Hotels Corp., Class A *	10,061	516,532
ILG, Inc.	37,202	702,374
International Speedway Corp., Class A	8,971	332,824
Jack in the Box, Inc.	12,328	1,155,257
K12, Inc. *	21,507	384,115
La Quinta Holdings, Inc. *	35,600	493,416
Las Vegas Sands Corp.	122,296	6,475,573
Marriott International, Inc., Class A	107,816	9,378,914
Marriott Vacations Worldwide Corp.	9,031	848,282
McDonald's Corp.	282,420	36,050,913
MGM Resorts International *	159,783	4,200,695
Norwegian Cruise Line Holdings Ltd. *	53,075	2,690,902
Panera Bread Co., Class A *	8,943	2,064,044
Papa John's International, Inc.	12,028	949,250
Penn National Gaming, Inc. *	20,801	300,990
Pinnacle Entertainment, Inc. *	18,257	316,942
Popeyes Louisiana Kitchen, Inc. *	7,631	602,925
Red Robin Gourmet Burgers, Inc. *	6,794	310,146
Regis Corp. *	17,914	220,521
Royal Caribbean Cruises Ltd.	54,604	5,247,444
Ruth's Hospitality Group, Inc.	20,939	352,822
Scientific Games Corp., Class A *	27,687	571,737
SeaWorld Entertainment, Inc.	30,700	591,589
Service Corp. International	68,124	2,093,451
ServiceMaster Global Holdings, Inc. *	47,464	1,890,491
Shake Shack, Inc., Class A *	10,700	383,381
Six Flags Entertainment Corp.	28,119	1,704,293
Sonic Corp.	20,601	520,793
Sotheby's *	20,697	934,056
Starbucks Corp.	489,472	27,836,273
Strayer Education, Inc. *	6,354	492,689
Texas Roadhouse, Inc.	20,601	871,422
The Cheesecake Factory, Inc.	15,157	925,335
The Wendy's Co.	86,951	1,212,097
Security	Number of Shares	Value ($)
Vail Resorts, Inc.	13,972	2,531,447
Wyndham Worldwide Corp.	39,537	3,291,060
Wynn Resorts Ltd.	25,281	2,430,768
Yum! Brands, Inc.	124,419	8,127,049
		173,840,994

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	17,658	2,965,308
AG Mortgage Investment Trust, Inc.	21,139	377,543
AGNC Investment Corp.	124,122	2,436,515
Ally Financial, Inc.	165,248	3,716,428
Altisource Residential Corp.	34,300	460,306
American Express Co.	261,729	20,954,024
Ameriprise Financial, Inc.	53,393	7,021,179
Annaly Capital Management, Inc.	327,134	3,631,187
Anworth Mortgage Asset Corp.	47,824	260,163
Apollo Commercial Real Estate Finance, Inc.	24,179	444,652
ARMOUR Residential REIT, Inc.	23,708	533,193
Berkshire Hathaway, Inc., Class B *	642,009	110,053,183
BGC Partners, Inc., Class A	77,343	872,429
BlackRock, Inc.	41,339	16,017,209
Blackstone Mortgage Trust, Inc., Class A	30,251	942,016
Capital One Financial Corp.	161,761	15,182,887
Capstead Mortgage Corp.	35,316	373,643
CBOE Holdings, Inc.	27,013	2,108,365
Chimera Investment Corp.	62,994	1,212,005
CME Group, Inc.	112,916	13,714,777
Cohen & Steers, Inc.	8,829	332,059
Cowen Group, Inc., Class A *	16,933	242,142
Credit Acceptance Corp. *(a)	4,943	990,874
CYS Investments, Inc.	50,968	408,763
Diamond Hill Investment Group, Inc.	1,300	260,676
Discover Financial Services	132,661	9,437,504
Donnelley Financial Solutions, Inc. *	8,938	206,557
E*TRADE Financial Corp. *	91,681	3,163,911
Eaton Vance Corp.	38,259	1,784,017
Evercore Partners, Inc., Class A	12,742	1,013,626
FactSet Research Systems, Inc.	14,715	2,617,798
Federated Investors, Inc., Class B	34,500	937,365
Financial Engines, Inc.	24,918	1,103,867
FirstCash, Inc.	23,796	1,055,353
FNFV Group *	29,464	366,827
Franklin Resources, Inc.	117,660	5,064,086
Green Dot Corp., Class A *	23,916	700,978
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,500	504,645
Interactive Brokers Group, Inc., Class A	29,795	1,093,774
Intercontinental Exchange, Inc.	194,118	11,089,961
INTL FCStone, Inc. *	2,004	75,651
Invesco Ltd.	139,389	4,486,932
Invesco Mortgage Capital, Inc.	47,272	735,080
Investment Technology Group, Inc.	12,316	246,566
Janus Capital Group, Inc.	58,860	745,168
KCG Holdings, Inc., Class A *	30,382	420,791
Ladder Capital Corp., Class A	24,127	348,153
Lazard Ltd., Class A	44,209	1,903,640
Legg Mason, Inc.	33,366	1,258,566
LendingClub Corp. *	109,806	586,364
Leucadia National Corp.	115,662	3,078,922
LPL Financial Holdings, Inc.	29,400	1,162,476
MarketAxess Holdings, Inc.	13,232	2,583,283
MFA Financial, Inc.	114,777	920,512
Moelis & Co., Class A	12,608	463,974
Moody's Corp.	56,697	6,314,345
Morgan Stanley	487,447	22,261,704
Morningstar, Inc.	6,200	497,426

5
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MSCI, Inc.	32,340	3,059,041
MTGE Investment Corp.	20,751	343,429
Nasdaq, Inc.	38,347	2,726,855
Navient Corp.	113,178	1,744,073
Nelnet, Inc., Class A	8,905	398,855
New Residential Investment Corp.	75,174	1,268,185
Northern Trust Corp.	70,632	6,169,705
OneMain Holdings, Inc. *	19,689	551,686
PennyMac Mortgage Investment Trust	27,931	470,917
Piper Jaffray Cos.	9,234	653,305
PJT Partners, Inc., Class A	15,205	562,737
PRA Group, Inc. *	15,425	629,340
Raymond James Financial, Inc.	38,923	3,057,791
Redwood Trust, Inc.	32,373	529,946
Resource Capital Corp.	9,031	75,860
S&P Global, Inc.	87,833	11,371,738
Santander Consumer USA Holdings, Inc. *	42,633	630,116
SEI Investments Co.	41,790	2,104,126
SLM Corp. *	142,088	1,703,635
Starwood Property Trust, Inc.	76,897	1,757,865
State Street Corp.	122,686	9,779,301
Stifel Financial Corp. *	18,333	989,249
Synchrony Financial	272,719	9,883,337
T. Rowe Price Group, Inc.	82,404	5,867,989
TD Ameritrade Holding Corp.	86,811	3,394,310
The Bank of New York Mellon Corp.	357,149	16,836,004
The Charles Schwab Corp. (b)	412,035	16,650,334
The Goldman Sachs Group, Inc.	125,747	31,192,801
Two Harbors Investment Corp.	112,418	1,045,487
Voya Financial, Inc.	73,756	3,040,960
Waddell & Reed Financial, Inc., Class A	33,100	636,844
Westwood Holdings Group, Inc.	6,522	370,841
WisdomTree Investments, Inc. (a)	40,705	370,823
		433,608,833

Energy 6.2%
Anadarko Petroleum Corp.	185,645	12,001,949
Antero Resources Corp. *	47,414	1,136,988
Apache Corp.	127,152	6,686,924
Arch Coal, Inc., Class A *	7,950	571,287
Archrock, Inc.	29,432	401,747
Atwood Oceanics, Inc. *	26,000	273,260
Baker Hughes, Inc.	148,366	8,943,502
Bristow Group, Inc.	11,432	179,597
Cabot Oil & Gas Corp.	160,568	3,516,439
California Resources Corp. *(a)	19,750	352,933
Callon Petroleum Co. *	70,838	893,976
Carrizo Oil & Gas, Inc. *	25,161	818,991
Centennial Resource Development, Inc., Class A *	20,492	385,455
Cheniere Energy, Inc. *	82,571	3,967,537
Chesapeake Energy Corp. *	261,999	1,427,895
Chevron Corp.	641,437	72,161,662
Cimarex Energy Co.	32,502	4,086,151
Concho Resources, Inc. *	50,677	6,712,169
ConocoPhillips	422,530	20,099,752
CONSOL Energy, Inc. *	60,333	939,385
Continental Resources, Inc. *	29,708	1,342,802
Core Laboratories N.V.	14,735	1,685,979
Delek US Holdings, Inc.	21,500	517,505
Denbury Resources, Inc. *	204,669	554,653
Devon Energy Corp.	182,833	7,927,639
Diamond Offshore Drilling, Inc. *	22,575	380,163
Diamondback Energy, Inc. *	30,229	3,048,897
Dril-Quip, Inc. *	13,244	812,519
Enbridge, Inc.	933	39,039
Energen Corp. *	38,764	2,035,110
Security	Number of Shares	Value ($)
Ensco plc, Class A	104,200	1,014,908
EOG Resources, Inc.	193,775	18,794,237
EQT Corp.	60,195	3,605,079
Exterran Corp. *	15,625	475,625
Exxon Mobil Corp.	1,404,628	114,224,349
Fairmount Santrol Holdings, Inc. *	53,398	506,213
Forum Energy Technologies, Inc. *	35,976	780,679
Green Plains, Inc.	22,507	563,800
Gulfport Energy Corp. *	48,701	844,475
Halliburton Co.	290,545	15,532,536
Helix Energy Solutions Group, Inc. *	57,063	471,340
Helmerich & Payne, Inc.	38,823	2,654,329
Hess Corp.	91,924	4,728,571
HollyFrontier Corp.	54,909	1,607,736
Kinder Morgan, Inc.	644,326	13,730,587
Kosmos Energy Ltd. *	92,431	567,526
Laredo Petroleum, Inc. *	46,160	638,393
Marathon Oil Corp.	285,994	4,575,904
Marathon Petroleum Corp.	182,127	9,033,499
Matador Resources Co. *	23,749	571,638
Matrix Service Co. *	16,105	260,901
McDermott International, Inc. *	107,368	790,228
Murphy Oil Corp.	53,510	1,513,798
Nabors Industries Ltd.	100,212	1,467,104
National Oilwell Varco, Inc.	125,008	5,052,823
Natural Gas Services Group, Inc. *	7,490	195,115
Newfield Exploration Co. *	67,862	2,474,249
Newpark Resources, Inc. *	31,869	245,391
Noble Corp. plc	85,400	570,472
Noble Energy, Inc.	141,370	5,147,282
Oasis Petroleum, Inc. *	68,092	964,183
Occidental Petroleum Corp.	260,279	17,061,288
Oceaneering International, Inc.	35,700	1,011,024
Oil States International, Inc. *	12,944	476,339
ONEOK, Inc.	73,646	3,980,566
Parsley Energy, Inc., Class A *	82,324	2,501,826
Patterson-UTI Energy, Inc.	56,819	1,569,341
PBF Energy, Inc., Class A	46,532	1,139,569
PDC Energy, Inc. *	17,072	1,153,896
Phillips 66	149,965	11,725,763
Pioneer Natural Resources Co.	57,074	10,614,052
QEP Resources, Inc. *	86,346	1,188,121
Range Resources Corp.	59,841	1,652,808
Rice Energy, Inc. *	46,434	865,994
Rowan Cos. plc, Class A *	54,542	988,301
RPC, Inc. (a)	27,263	545,260
RSP Permian, Inc. *	34,663	1,368,842
Sanchez Energy Corp. *	45,815	526,872
Schlumberger Ltd.	469,832	37,755,700
SEACOR Holdings, Inc. *	5,886	405,251
SemGroup Corp., Class A	17,764	624,405
SM Energy Co.	34,428	848,650
Southwestern Energy Co. *	173,966	1,306,485
Superior Energy Services, Inc. *	64,822	1,069,563
Synergy Resources Corp. *	87,699	716,501
Targa Resources Corp.	62,861	3,551,646
TechnipFMC plc *	153,526	4,961,960
Tesoro Corp.	38,857	3,310,228
The Williams Cos., Inc.	271,419	7,692,014
Transocean Ltd. *	130,190	1,799,226
Unit Corp. *	29,410	798,187
US Silica Holdings, Inc.	23,608	1,193,857
Valero Energy Corp.	157,136	10,677,391
Weatherford International plc *	350,458	1,983,592
Western Refining, Inc.	28,300	1,033,516
Whiting Petroleum Corp. *	99,613	1,080,801

6
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
World Fuel Services Corp.	23,544	851,586
WPX Energy, Inc. *	146,265	1,886,818
		519,422,114

Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	13,984	1,602,287
Costco Wholesale Corp.	147,632	26,157,438
CVS Health Corp.	364,723	29,389,379
Ingles Markets, Inc., Class A	6,854	321,110
PriceSmart, Inc.	9,687	856,331
Rite Aid Corp. *	343,099	2,058,594
Smart & Final Stores, Inc. *	9,332	130,181
SpartanNash Co.	7,882	275,082
Sprouts Farmers Market, Inc. *	47,355	874,173
SUPERVALU, Inc. *	151,164	571,400
Sysco Corp.	174,692	9,209,762
The Andersons, Inc.	9,229	365,007
The Kroger Co.	324,018	10,303,772
United Natural Foods, Inc. *	15,715	676,531
US Foods Holding Corp. *	31,585	870,167
Wal-Mart Stores, Inc.	512,410	36,345,241
Walgreens Boots Alliance, Inc.	290,253	25,072,054
Weis Markets, Inc.	5,886	353,160
Whole Foods Market, Inc.	109,371	3,354,409
		148,786,078

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	664,636	49,794,529
Archer-Daniels-Midland Co.	203,162	9,542,519
B&G Foods, Inc.	25,280	1,074,400
Blue Buffalo Pet Products, Inc. *	30,745	751,408
Brown-Forman Corp., Class A	17,942	894,409
Brown-Forman Corp., Class B	67,092	3,271,406
Bunge Ltd.	47,088	3,854,153
Cal-Maine Foods, Inc. (a)	6,592	250,166
Calavo Growers, Inc.	6,954	392,206
Campbell Soup Co.	67,088	3,981,673
Coca-Cola Bottling Co. Consolidated	1,500	258,105
ConAgra Brands, Inc.	141,684	5,838,798
Constellation Brands, Inc., Class A	58,829	9,342,633
Darling Ingredients, Inc. *	63,641	827,969
Dean Foods Co.	29,583	539,594
Dr. Pepper Snapple Group, Inc.	62,654	5,854,390
Flowers Foods, Inc.	74,058	1,426,357
Fresh Del Monte Produce, Inc.	14,715	851,557
General Mills, Inc.	198,096	11,959,056
Hormel Foods Corp.	94,176	3,319,704
Ingredion, Inc.	25,523	3,085,475
J&J Snack Foods Corp.	7,003	937,001
Kellogg Co.	82,930	6,142,625
Lamb Weston Holdings, Inc.	47,228	1,850,865
Lancaster Colony Corp.	5,898	777,356
McCormick & Co., Inc. Non-Voting Shares	37,000	3,641,540
Mead Johnson Nutrition Co.	65,058	5,711,442
Molson Coors Brewing Co., Class B	60,776	6,101,303
Mondelez International, Inc., Class A	527,153	23,152,560
Monster Beverage Corp. *	141,390	5,859,202
PepsiCo, Inc.	486,106	53,656,380
Philip Morris International, Inc.	524,166	57,317,552
Pilgrim's Pride Corp.	26,864	547,488
Pinnacle Foods, Inc.	48,453	2,768,120
Post Holdings, Inc. *	19,421	1,589,997
Reynolds American, Inc.	286,151	17,618,317
Sanderson Farms, Inc.	6,554	622,892
Seaboard Corp.	76	276,066
Snyder's-Lance, Inc.	25,522	1,010,161
Security	Number of Shares	Value ($)
The Boston Beer Co., Inc., Class A *	2,943	466,907
The Coca-Cola Co.	1,311,971	55,050,303
The Hain Celestial Group, Inc. *	32,752	1,158,766
The Hershey Co.	50,031	5,420,859
The J.M. Smucker Co.	38,526	5,460,290
The Kraft Heinz Co.	199,427	18,249,565
The WhiteWave Foods Co. *	62,929	3,466,129
Tootsie Roll Industries, Inc. (a)	9,492	371,612
TreeHouse Foods, Inc. *	20,678	1,759,284
Tyson Foods, Inc., Class A	97,439	6,095,784
Universal Corp.	10,505	711,189
Vector Group Ltd.	31,436	716,112
		405,618,174

Health Care Equipment & Services 5.2%
Abaxis, Inc.	12,899	643,015
Abbott Laboratories	582,860	26,275,329
ABIOMED, Inc. *	14,896	1,757,281
Acadia Healthcare Co., Inc. *	22,352	999,581
Accuray, Inc. *	54,286	279,573
Adeptus Health, Inc., Class A *(a)	6,608	44,604
Aetna, Inc.	115,664	14,892,897
Air Methods Corp. *	16,505	624,714
Alere, Inc. *	26,487	1,014,452
Align Technology, Inc. *	25,806	2,651,825
Allscripts Healthcare Solutions, Inc. *	61,803	752,761
Amedisys, Inc. *	15,495	747,169
AmerisourceBergen Corp.	63,178	5,781,419
AMN Healthcare Services, Inc. *	21,601	888,881
Analogic Corp.	3,147	259,155
Anika Therapeutics, Inc. *	7,250	339,228
Anthem, Inc.	92,691	15,277,331
athenahealth, Inc. *	11,772	1,388,272
AtriCure, Inc. *	22,900	417,925
Atrion Corp.	600	292,830
Baxter International, Inc.	171,023	8,708,491
Becton Dickinson & Co.	69,751	12,767,921
BioTelemetry, Inc. *	21,200	539,540
Boston Scientific Corp. *	456,756	11,213,360
Brookdale Senior Living, Inc. *	63,222	910,397
C.R. Bard, Inc.	23,905	5,862,462
Cantel Medical Corp.	12,325	1,012,006
Capital Senior Living Corp. *	15,885	266,868
Cardinal Health, Inc.	109,185	8,884,383
Cardiovascular Systems, Inc. *	19,866	564,194
Centene Corp. *	56,648	3,993,684
Cerner Corp. *	97,801	5,382,967
Cerus Corp. *	61,400	257,266
Chemed Corp.	5,933	1,059,337
Cigna Corp.	85,743	12,767,133
CONMED Corp.	8,866	369,003
Cynosure, Inc., Class A *	12,960	855,360
Danaher Corp.	206,454	17,662,140
DaVita, Inc. *	51,564	3,579,057
DENTSPLY SIRONA, Inc.	78,712	4,999,786
DexCom, Inc. *	30,388	2,375,126
Edwards Lifesciences Corp. *	71,816	6,753,577
Envision Healthcare Corp. *	40,380	2,826,600
Express Scripts Holding Co. *	214,870	15,180,566
GenMark Diagnostics, Inc. *	33,647	380,884
Globus Medical, Inc., Class A *	32,027	890,671
Haemonetics Corp. *	17,658	659,173
Halyard Health, Inc. *	15,014	586,447
HCA Holdings, Inc. *	100,915	8,803,825
HealthEquity, Inc. *	16,025	700,293
HealthSouth Corp.	29,430	1,245,478
HealthStream, Inc. *	12,264	300,100

7
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Henry Schein, Inc. *	27,029	4,637,095
Hill-Rom Holdings, Inc.	20,601	1,368,936
HMS Holdings Corp. *	33,647	626,844
Hologic, Inc. *	99,106	4,021,721
Humana, Inc.	50,511	10,670,449
ICU Medical, Inc. *	5,597	841,789
IDEXX Laboratories, Inc. *	30,042	4,354,287
Inogen, Inc. *	6,254	429,149
Inovalon Holdings, Inc., Class A *	15,485	185,820
Insulet Corp. *	22,507	980,405
Integer Holdings Corp. *	13,294	480,578
Integra LifeSciences Holdings Corp. *	17,686	755,900
Intuitive Surgical, Inc. *	13,064	9,628,168
K2M Group Holdings, Inc. *	16,085	322,504
Laboratory Corp. of America Holdings *	32,667	4,647,207
LHC Group, Inc. *	6,854	329,129
LifePoint Health, Inc. *	12,356	791,402
LivaNova plc *	15,683	790,423
Magellan Health, Inc. *	11,772	814,034
Masimo Corp. *	17,658	1,595,577
McKesson Corp.	76,518	11,487,647
Medidata Solutions, Inc. *	16,319	912,558
MEDNAX, Inc. *	30,030	2,137,836
Medtronic plc	469,425	37,981,177
Meridian Bioscience, Inc.	20,601	264,723
Merit Medical Systems, Inc. *	14,715	453,222
Molina Healthcare, Inc. *	12,920	626,749
National HealthCare Corp.	2,996	223,562
Natus Medical, Inc. *	9,386	347,517
Neogen Corp. *	12,362	801,799
Nevro Corp. *	7,054	677,113
NuVasive, Inc. *	21,604	1,615,115
NxStage Medical, Inc. *	19,590	559,490
Omnicell, Inc. *	22,492	855,258
OraSure Technologies, Inc. *	43,700	489,877
Orthofix International N.V. *	9,331	333,210
Owens & Minor, Inc.	20,601	743,284
Patterson Cos., Inc.	26,681	1,212,651
Penumbra, Inc. *	9,400	721,920
PharMerica Corp. *	15,280	375,888
Premier, Inc., Class A *	23,000	722,890
Quality Systems, Inc. *	25,516	389,374
Quest Diagnostics, Inc.	44,929	4,377,882
Quidel Corp. *	9,418	197,778
ResMed, Inc.	47,088	3,391,749
Select Medical Holdings Corp. *	45,700	658,080
STERIS plc	26,561	1,862,723
Stryker Corp.	105,508	13,564,108
Surgical Care Affiliates, Inc. *	9,131	517,910
Teleflex, Inc.	14,715	2,813,214
Tenet Healthcare Corp. *	27,238	525,693
The Cooper Cos., Inc.	14,715	2,930,345
The Ensign Group, Inc.	25,300	476,652
The Providence Service Corp. *	7,154	290,595
The Spectranetics Corp. *	12,556	349,371
Tivity Health, Inc. *	15,790	456,331
Triple-S Management Corp., Class B *	15,985	298,440
UnitedHealth Group, Inc.	319,900	52,905,062
Universal Health Services, Inc., Class B	29,430	3,696,408
US Physical Therapy, Inc.	7,054	533,635
Varex Imaging Corp. *	12,287	427,833
Varian Medical Systems, Inc. *	30,719	2,577,017
VCA, Inc. *	26,487	2,407,668
Veeva Systems, Inc., Class A *	39,726	1,735,629
WellCare Health Plans, Inc. *	14,715	2,077,758
West Pharmaceutical Services, Inc.	23,544	1,941,674
Wright Medical Group N.V. *	36,752	1,024,646
Security	Number of Shares	Value ($)
Zeltiq Aesthetics, Inc. *	12,256	678,492
Zimmer Biomet Holdings, Inc.	66,445	7,779,381
		440,386,688

Household & Personal Products 1.8%
Avon Products, Inc. *	163,755	720,522
Central Garden & Pet Co., Class A *	12,132	387,617
Church & Dwight Co., Inc.	94,176	4,693,732
Colgate-Palmolive Co.	303,600	22,156,728
Coty, Inc., Class A	154,025	2,892,589
Edgewell Personal Care Co. *	20,715	1,529,596
Energizer Holdings, Inc.	20,715	1,136,425
Herbalife Ltd. *(a)	19,740	1,115,113
HRG Group, Inc. *	48,366	888,967
Kimberly-Clark Corp.	121,437	16,096,474
Nu Skin Enterprises, Inc., Class A	13,700	678,698
Revlon, Inc., Class A *	9,188	308,717
Spectrum Brands Holdings, Inc.	9,732	1,320,827
The Clorox Co.	44,976	6,153,167
The Estee Lauder Cos., Inc., Class A	76,904	6,371,496
The Procter & Gamble Co.	907,998	82,691,378
USANA Health Sciences, Inc. *	3,801	220,648
WD-40 Co.	6,575	722,592
		150,085,286

Insurance 3.0%
Aflac, Inc.	140,165	10,140,938
Alleghany Corp. *	4,682	3,023,636
Allied World Assurance Co. Holdings AG	35,316	1,865,391
Ambac Financial Group, Inc. *	14,820	327,522
American Equity Investment Life Holding Co.	41,777	1,124,219
American Financial Group, Inc.	24,090	2,265,905
American International Group, Inc.	328,589	21,003,409
American National Insurance Co.	3,070	368,707
AMERISAFE, Inc.	5,892	378,856
AmTrust Financial Services, Inc.	37,440	861,120
Aon plc	89,209	10,317,021
Arch Capital Group Ltd. *	42,220	3,992,745
Argo Group International Holdings Ltd.	10,210	683,560
Arthur J. Gallagher & Co.	61,210	3,485,909
Aspen Insurance Holdings Ltd.	23,544	1,319,641
Assurant, Inc.	19,396	1,920,204
Assured Guaranty Ltd.	43,549	1,790,299
Axis Capital Holdings Ltd.	33,142	2,296,741
Brown & Brown, Inc.	38,259	1,648,963
Chubb Ltd.	156,703	21,651,654
Cincinnati Financial Corp.	50,031	3,650,262
CNA Financial Corp.	11,788	505,469
CNO Financial Group, Inc.	73,983	1,546,985
Employers Holdings, Inc.	11,772	442,627
Endurance Specialty Holdings Ltd.	18,482	1,717,532
Enstar Group Ltd. *	4,600	891,250
Erie Indemnity Co., Class A	8,843	1,048,868
Everest Re Group Ltd.	13,220	3,108,551
FBL Financial Group, Inc., Class A	6,158	420,899
First American Financial Corp.	35,316	1,379,796
FNF Group	88,399	3,388,334
Genworth Financial, Inc., Class A *	174,001	711,664
Horace Mann Educators Corp.	12,377	518,596
Infinity Property & Casualty Corp.	2,943	277,378
Kemper Corp.	17,658	749,582
Lincoln National Corp.	77,223	5,417,966
Loews Corp.	89,065	4,184,274
Maiden Holdings Ltd.	15,080	232,986
Markel Corp. *	4,503	4,411,724

8
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marsh & McLennan Cos., Inc.	174,268	12,805,213
MBIA, Inc. *	74,150	765,228
Mercury General Corp.	11,772	690,192
MetLife, Inc.	378,097	19,827,407
National General Holdings Corp.	21,574	525,111
National Western Life Group, Inc., Class A	1,100	349,635
Old Republic International Corp.	76,662	1,587,670
Primerica, Inc.	14,715	1,188,236
Principal Financial Group, Inc.	91,275	5,708,338
ProAssurance Corp.	18,530	1,095,123
Prudential Financial, Inc.	147,356	16,288,732
Reinsurance Group of America, Inc.	23,544	3,062,133
RenaissanceRe Holdings Ltd.	13,462	1,987,530
RLI Corp.	11,772	688,073
Safety Insurance Group, Inc.	5,886	417,906
Selective Insurance Group, Inc.	17,658	782,249
Stewart Information Services Corp.	6,658	295,682
The Allstate Corp.	124,972	10,267,700
The Hanover Insurance Group, Inc.	12,700	1,143,254
The Hartford Financial Services Group, Inc.	122,126	5,970,740
The Navigators Group, Inc.	5,898	324,685
The Progressive Corp.	188,604	7,389,505
The Travelers Cos., Inc.	94,391	11,538,356
Third Point Reinsurance Ltd. *	36,512	452,749
Torchmark Corp.	37,255	2,888,380
United Fire Group, Inc.	6,092	257,204
Universal Insurance Holdings, Inc.	18,706	504,127
Unum Group	85,735	4,186,440
Validus Holdings Ltd.	29,669	1,710,715
W.R. Berkley Corp.	35,460	2,518,369
White Mountains Insurance Group Ltd.	1,812	1,696,503
Willis Towers Watson plc	44,556	5,722,327
XL Group Ltd.	95,566	3,869,467
		253,576,162

Materials 3.3%
A. Schulman, Inc.	8,982	303,143
AdvanSix, Inc. *	10,136	276,510
Air Products & Chemicals, Inc.	74,781	10,504,487
AK Steel Holding Corp. *	106,496	887,112
Albemarle Corp.	36,284	3,683,189
Alcoa Corp.	49,030	1,695,948
Allegheny Technologies, Inc.	47,316	908,940
AptarGroup, Inc.	20,601	1,534,981
Ashland Global Holdings, Inc.	19,542	2,357,938
Avery Dennison Corp.	30,054	2,425,658
Axalta Coating Systems Ltd. *	76,954	2,240,131
Balchem Corp.	11,772	1,026,165
Ball Corp.	57,819	4,251,431
Bemis Co., Inc.	34,167	1,693,658
Berry Plastics Group, Inc. *	38,736	1,949,583
Boise Cascade Co. *	11,904	322,598
Cabot Corp.	20,601	1,194,446
Calgon Carbon Corp.	17,728	249,965
Carpenter Technology Corp.	15,266	619,189
Celanese Corp., Series A	47,472	4,233,078
CF Industries Holdings, Inc.	80,270	2,522,083
Chemtura Corp. *	33,900	1,123,785
Clearwater Paper Corp. *	8,829	490,892
Cliffs Natural Resources, Inc. *	83,408	889,129
Coeur Mining, Inc. *	82,481	708,512
Commercial Metals Co.	38,259	808,413
Compass Minerals International, Inc.	11,772	892,318
Crown Holdings, Inc. *	47,382	2,539,201
Deltic Timber Corp.	3,171	235,669
Domtar Corp.	23,544	896,791
Security	Number of Shares	Value ($)
E.I. du Pont de Nemours & Co.	298,795	23,467,359
Eagle Materials, Inc.	15,297	1,586,452
Eastman Chemical Co.	50,031	4,014,988
Ecolab, Inc.	89,073	11,042,380
Ferro Corp. *	26,764	374,696
Flotek Industries, Inc. *	12,284	166,080
FMC Corp.	44,192	2,546,343
Freeport-McMoRan, Inc. *	453,841	6,081,469
GCP Applied Technologies, Inc. *	24,215	638,065
Graphic Packaging Holding Co.	106,067	1,415,994
Greif, Inc., Class A	9,831	560,662
H.B. Fuller Co.	14,957	739,025
Hawkins, Inc.	7,922	391,743
Haynes International, Inc.	5,886	229,907
Headwaters, Inc. *	27,479	632,017
Hecla Mining Co.	145,949	814,395
Huntsman Corp.	65,534	1,481,068
Ingevity Corp. *	13,427	724,655
Innophos Holdings, Inc.	8,829	467,849
Innospec, Inc.	10,500	685,650
International Flavors & Fragrances, Inc.	26,487	3,329,416
International Paper Co.	142,072	7,487,194
Kaiser Aluminum Corp.	5,886	463,993
KapStone Paper & Packaging Corp.	33,690	761,394
Koppers Holdings, Inc. *	12,300	539,355
Kraton Corp. *	9,127	248,528
Louisiana-Pacific Corp. *	44,145	1,040,939
LyondellBasell Industries N.V., Class A	115,820	10,567,417
Martin Marietta Materials, Inc.	21,677	4,681,148
Materion Corp.	5,992	208,821
McEwen Mining, Inc. (a)	103,400	354,662
Mercer International, Inc.	30,670	369,574
Minerals Technologies, Inc.	11,800	911,550
Monsanto Co.	147,648	16,806,772
Neenah Paper, Inc.	3,396	248,757
NewMarket Corp.	3,069	1,337,133
Newmont Mining Corp.	180,551	6,182,066
Nucor Corp.	107,214	6,708,380
Olin Corp.	50,702	1,575,818
Owens-Illinois, Inc. *	55,500	1,098,900
P.H. Glatfelter Co.	12,216	269,974
Packaging Corp. of America	32,373	2,992,236
Platform Specialty Products Corp. *	56,212	741,436
PolyOne Corp.	29,430	991,202
PPG Industries, Inc.	89,634	9,181,211
Praxair, Inc.	97,489	11,572,919
Quaker Chemical Corp.	5,886	775,069
Reliance Steel & Aluminum Co.	23,591	1,996,978
Royal Gold, Inc.	20,616	1,361,687
RPM International, Inc.	44,145	2,352,487
Schnitzer Steel Industries, Inc., Class A	21,539	512,628
Schweitzer-Mauduit International, Inc.	11,772	483,005
Sealed Air Corp.	70,786	3,290,133
Sensient Technologies Corp.	17,658	1,411,581
Silgan Holdings, Inc.	14,816	883,330
Sonoco Products Co.	32,373	1,726,128
Steel Dynamics, Inc.	84,340	3,086,844
Stepan Co.	5,886	445,041
Stillwater Mining Co. *	40,824	696,457
Summit Materials, Inc., Class A *	34,468	823,441
The Chemours Co.	67,528	2,272,993
The Dow Chemical Co.	378,368	23,557,192
The Mosaic Co.	120,157	3,747,697
The Scotts Miracle-Gro Co., Class A	14,715	1,333,620
The Sherwin-Williams Co.	27,394	8,452,145
The Valspar Corp.	24,068	2,676,843
Trinseo S.A.	18,752	1,296,701
Tronox Ltd., Class A	44,200	765,986

9
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
United States Steel Corp.	64,812	2,509,521
US Concrete, Inc. *	6,654	419,202
Vulcan Materials Co.	44,518	5,369,316
W.R. Grace & Co.	24,215	1,715,391
Westlake Chemical Corp.	12,066	765,346
WestRock Co.	82,607	4,437,648
Worthington Industries, Inc.	11,333	555,884
		281,916,829

Media 3.1%
AMC Entertainment Holdings, Inc., Class A	12,608	395,261
AMC Networks, Inc., Class A *	20,601	1,232,146
Cable One, Inc.	1,612	1,008,177
CBS Corp., Class B Non-Voting Shares	140,198	9,241,852
Charter Communications, Inc., Class A *	73,351	23,696,774
Cinemark Holdings, Inc.	35,316	1,478,681
Comcast Corp., Class A	1,607,514	60,153,174
Discovery Communications, Inc., Class A *	47,518	1,366,618
Discovery Communications, Inc., Class C *	74,802	2,099,692
DISH Network Corp., Class A *	74,223	4,601,826
Gannett Co., Inc.	36,483	318,132
Gray Television, Inc. *	40,391	549,318
John Wiley & Sons, Inc., Class A	15,115	789,003
Liberty Broadband Corp., Class A *	7,146	602,122
Liberty Broadband Corp., Class C *	24,530	2,108,108
Liberty Global plc LiLAC, Class C *	41,066	1,009,813
Liberty Global plc, Class A *	101,517	3,624,157
Liberty Global plc, Series C *	217,088	7,617,618
Liberty Media Corp. - Liberty Braves, Class C *	12,067	265,353
Liberty Media Corp. - Liberty Formula One, Class A *	5,921	178,281
Liberty Media Corp. - Liberty Formula One, Class C *	18,585	570,559
Liberty Media Corp. - Liberty SiriusXM, Class A *	34,214	1,345,637
Liberty Media Corp. - Liberty SiriusXM, Class C *	63,077	2,455,588
Lions Gate Entertainment Corp., Class A	18,850	504,614
Lions Gate Entertainment Corp., Class B *	35,604	889,388
Live Nation Entertainment, Inc. *	44,236	1,256,745
Meredith Corp.	14,715	922,630
MSG Networks, Inc., Class A *	18,111	394,820
National CineMedia, Inc.	20,629	264,670
New Media Investment Group, Inc.	19,490	300,731
News Corp., Class A	159,642	2,046,610
Nexstar Media Group, Inc.	16,402	1,130,918
Omnicom Group, Inc.	77,610	6,604,611
Regal Entertainment Group, Class A	26,487	571,589
Scholastic Corp.	9,909	446,500
Scripps Networks Interactive, Inc., Class A	33,259	2,686,329
Sinclair Broadcast Group, Inc., Class A	21,752	867,905
Sirius XM Holdings, Inc. (a)	578,824	2,946,214
TEGNA, Inc.	73,917	1,894,493
The E.W. Scripps Co., Class A *	24,667	568,081
The Interpublic Group of Cos., Inc.	141,299	3,405,306
The Madison Square Garden Co., Class A *	6,037	1,082,796
The New York Times Co., Class A	52,974	762,826
The Walt Disney Co.	494,898	54,483,321
Time Warner, Inc.	261,699	25,701,459
Time, Inc.	35,709	626,693
Tribune Media Co., Class A	25,176	869,076
Twenty-First Century Fox, Inc., Class A	373,462	11,173,983
Twenty-First Century Fox, Inc., Class B	163,521	4,799,341
Security	Number of Shares	Value ($)
Viacom, Inc., Class A	7,154	325,865
Viacom, Inc., Class B	113,841	4,946,391
World Wrestling Entertainment, Inc., Class A	16,585	347,953
		259,529,748

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	549,043	33,952,819
ACADIA Pharmaceuticals, Inc. *	30,180	1,150,160
Accelerate Diagnostics, Inc. *(a)	9,024	230,112
Acceleron Pharma, Inc. *	8,929	238,583
Acorda Therapeutics, Inc. *	17,750	469,488
Aduro Biotech, Inc. *(a)	26,800	301,500
Aerie Pharmaceuticals, Inc. *	18,500	875,975
Agilent Technologies, Inc.	111,834	5,737,084
Agios Pharmaceuticals, Inc. *	12,644	612,475
Akorn, Inc. *	29,820	620,554
Alexion Pharmaceuticals, Inc. *	77,122	10,122,262
Alkermes plc *	55,156	3,116,314
Allergan plc	126,223	30,901,915
Alnylam Pharmaceuticals, Inc. *	24,091	1,244,059
AMAG Pharmaceuticals, Inc. *	12,500	280,625
Amgen, Inc.	250,870	44,286,081
Amicus Therapeutics, Inc. *	44,660	289,843
Amphastar Pharmaceuticals, Inc. *	20,600	318,682
AquaBounty Technologies, Inc. *	307	4,366
Arena Pharmaceuticals, Inc. *	185,843	293,632
Array BioPharma, Inc. *	52,125	599,437
Arrowhead Pharmaceuticals, Inc. *(a)	52,100	117,746
Avexis, Inc. *	7,250	444,570
Bio-Rad Laboratories, Inc., Class A *	7,886	1,534,931
Bio-Techne Corp.	11,772	1,251,599
Biogen, Inc. *	74,590	21,526,674
BioMarin Pharmaceutical, Inc. *	57,189	5,371,763
Bioverativ, Inc. *	37,269	1,940,970
Bluebird Bio, Inc. *	13,500	1,183,275
Blueprint Medicines Corp. *	13,600	478,448
Bristol-Myers Squibb Co.	562,250	31,885,197
Bruker Corp.	35,779	864,063
Cambrex Corp. *	9,228	519,998
Catalent, Inc. *	42,616	1,223,079
Celgene Corp. *	264,063	32,614,421
Celldex Therapeutics, Inc. *	87,469	309,640
Charles River Laboratories International, Inc. *	15,009	1,305,333
Clovis Oncology, Inc. *	14,700	849,807
Coherus Biosciences, Inc. *	10,227	241,357
Corcept Therapeutics, Inc. *	68,300	614,017
Depomed, Inc. *	18,034	295,577
Dermira, Inc. *	7,426	250,182
Eagle Pharmaceuticals, Inc. *(a)	3,777	289,658
Eli Lilly & Co.	330,893	27,401,249
Emergent BioSolutions, Inc. *	14,810	464,738
Endo International plc *	68,096	929,510
Exact Sciences Corp. *	37,900	815,608
Exelixis, Inc. *	83,946	1,807,357
FibroGen, Inc. *	20,875	521,875
Five Prime Therapeutics, Inc. *	11,200	513,744
Gilead Sciences, Inc.	446,132	31,443,383
Halozyme Therapeutics, Inc. *	74,380	953,552
Horizon Pharma plc *	57,359	920,612
Illumina, Inc. *	50,733	8,492,704
INC Research Holdings, Inc., Class A *	15,834	691,154
Incyte Corp. *	61,143	8,138,133
Innoviva, Inc. *	41,414	478,332
Inovio Pharmaceuticals, Inc. *(a)	43,700	308,085
Insmed, Inc. *	36,612	583,229

10
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Intercept Pharmaceuticals, Inc. *	5,925	755,971
Intersect ENT, Inc. *	25,400	345,440
Intra-Cellular Therapies, Inc. *	9,461	123,466
Intrexon Corp. *(a)	21,162	471,066
Ionis Pharmaceuticals, Inc. *	38,354	1,908,879
Ironwood Pharmaceuticals, Inc. *	39,502	667,189
Jazz Pharmaceuticals plc *	23,553	3,123,599
Johnson & Johnson	923,312	112,837,960
Juno Therapeutics, Inc. *(a)	30,510	733,460
Keryx Biopharmaceuticals, Inc. *(a)	74,325	373,855
Kite Pharma, Inc. *(a)	12,280	869,056
Lannett Co., Inc. *(a)	9,512	209,264
Lexicon Pharmaceuticals, Inc. *(d)	13,026	221,611
Ligand Pharmaceuticals, Inc., Class B *	6,814	712,949
Lion Biotechnologies, Inc. *	32,415	247,975
Luminex Corp. *	14,715	273,405
MacroGenics, Inc. *	9,903	209,349
Mallinckrodt plc *	36,375	1,906,777
Merck & Co., Inc.	932,944	61,453,021
Mettler-Toledo International, Inc. *	9,076	4,322,173
MiMedx Group, Inc. *(a)	24,508	210,034
Momenta Pharmaceuticals, Inc. *	26,000	401,700
Mylan N.V. *	151,988	6,360,698
Myriad Genetics, Inc. *	23,274	452,214
Nektar Therapeutics *	44,145	577,417
Neurocrine Biosciences, Inc. *	31,432	1,388,037
Omeros Corp. *(a)	34,000	413,780
Ophthotech Corp. *	9,595	34,350
OPKO Health, Inc. *(a)	128,359	1,076,932
Otonomy, Inc. *	20,900	310,365
Pacific Biosciences of California, Inc. *	44,500	224,725
Pacira Pharmaceuticals, Inc. *	10,190	445,303
PAREXEL International Corp. *	20,601	1,332,679
PerkinElmer, Inc.	41,899	2,273,440
Perrigo Co., plc	47,712	3,567,426
Pfizer, Inc.	2,064,665	70,446,370
Phibro Animal Health Corp., Class A	9,631	268,223
Portola Pharmaceuticals, Inc. *	20,875	723,945
PRA Health Sciences, Inc. *	15,429	910,465
Prestige Brands Holdings, Inc. *	21,008	1,189,473
Prothena Corp. plc *	13,600	797,640
Puma Biotechnology, Inc. *	10,223	375,184
Quintiles IMS Holdings, Inc. *	49,436	3,825,852
Radius Health, Inc. *	13,400	564,676
Regeneron Pharmaceuticals, Inc. *	25,417	9,493,249
Repligen Corp. *	16,305	513,771
Retrophin, Inc. *	14,500	308,415
Sage Therapeutics, Inc. *	10,714	722,124
Sarepta Therapeutics, Inc. *	17,790	553,447
SciClone Pharmaceuticals, Inc. *	27,629	273,527
Seattle Genetics, Inc. *	36,035	2,365,698
Spark Therapeutics, Inc. *	7,154	456,282
Supernus Pharmaceuticals, Inc. *	16,485	423,665
Synergy Pharmaceuticals, Inc. *	78,376	453,797
TESARO, Inc. *	11,429	2,152,881
The Medicines Co. *	28,208	1,478,663
TherapeuticsMD, Inc. *(a)	45,515	285,834
Theravance Biopharma, Inc. *	17,035	521,612
Thermo Fisher Scientific, Inc.	134,250	21,168,540
Ultragenyx Pharmaceutical, Inc. *	14,846	1,263,098
United Therapeutics Corp. *	14,927	2,205,016
Vanda Pharmaceuticals, Inc. *	23,600	336,300
Vertex Pharmaceuticals, Inc. *	84,106	7,621,686
VWR Corp. *	24,080	676,648
Waters Corp. *	26,629	4,127,229
Xencor, Inc. *	18,200	452,270
Security	Number of Shares	Value ($)
ZIOPHARM Oncology, Inc. *(a)	68,235	433,292
Zoetis, Inc.	169,108	9,015,147
		682,461,120

Real Estate 4.1%
Acadia Realty Trust	23,685	758,631
Agree Realty Corp.	12,008	595,957
Alexander & Baldwin, Inc.	14,715	659,673
Alexander's, Inc.	1,299	567,858
Alexandria Real Estate Equities, Inc.	28,043	3,345,810
American Assets Trust, Inc.	24,259	1,067,396
American Campus Communities, Inc.	45,215	2,310,486
American Homes 4 Rent, Class A	72,339	1,719,498
American Tower Corp.	141,850	16,282,961
Apartment Investment & Management Co., Class A	47,094	2,191,284
Apple Hospitality REIT, Inc.	53,786	1,056,357
Ashford Hospitality Prime, Inc.	24,700	322,335
AvalonBay Communities, Inc.	47,251	8,683,789
Boston Properties, Inc.	50,031	6,955,810
Brandywine Realty Trust	50,031	833,516
Brixmor Property Group, Inc.	92,026	2,147,887
Camden Property Trust	26,487	2,242,125
Care Capital Properties, Inc.	25,441	668,844
CareTrust REIT, Inc.	37,275	588,200
CBL & Associates Properties, Inc.	55,917	560,848
CBRE Group, Inc., Class A *	97,336	3,467,108
Cedar Realty Trust, Inc.	24,583	144,302
Chatham Lodging Trust	15,585	312,168
Chesapeake Lodging Trust	21,457	518,401
Colony NorthStar, Inc., Class A	194,082	2,849,124
Colony Starwood Homes	12,473	410,362
Columbia Property Trust, Inc.	38,888	897,924
CoreCivic, Inc.	54,084	1,822,631
CoreSite Realty Corp.	11,090	998,876
Corporate Office Properties Trust	24,080	820,887
Cousins Properties, Inc.	152,486	1,303,755
Crown Castle International Corp.	123,076	11,511,298
CubeSmart	59,856	1,631,076
CyrusOne, Inc.	32,395	1,648,906
DCT Industrial Trust, Inc.	31,904	1,526,287
DDR Corp.	100,193	1,448,791
DiamondRock Hospitality Co.	61,841	672,212
Digital Realty Trust, Inc.	53,617	5,790,636
Douglas Emmett, Inc.	41,202	1,662,089
Duke Realty Corp.	118,867	3,047,750
DuPont Fabros Technology, Inc.	20,601	1,060,745
EastGroup Properties, Inc.	11,772	875,130
Education Realty Trust, Inc.	25,232	1,063,529
Empire State Realty Trust, Inc., Class A	65,952	1,438,413
EPR Properties	19,462	1,497,796
Equinix, Inc.	23,896	8,986,569
Equity Commonwealth *	38,978	1,218,452
Equity LifeStyle Properties, Inc.	29,430	2,343,217
Equity One, Inc.	27,215	861,627
Equity Residential	127,820	8,061,607
Essex Property Trust, Inc.	22,798	5,350,691
Extra Space Storage, Inc.	40,043	3,171,005
Federal Realty Investment Trust	25,083	3,529,931
FelCor Lodging Trust, Inc.	41,202	298,715
First Industrial Realty Trust, Inc.	41,838	1,125,442
Forest City Realty Trust, Inc., Class A	68,891	1,574,159
Four Corners Property Trust, Inc.	21,817	483,901
Franklin Street Properties Corp.	48,760	604,136
Gaming & Leisure Properties, Inc.	64,698	2,070,336
Getty Realty Corp.	10,524	277,728
GGP, Inc.	212,512	5,283,048

11
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Global Net Lease, Inc.	62,876	515,583
Government Properties Income Trust	23,932	493,239
Gramercy Property Trust	47,364	1,324,297
HCP, Inc.	150,906	4,948,208
Healthcare Realty Trust, Inc.	39,317	1,256,571
Healthcare Trust of America, Inc., Class A	38,373	1,234,459
Hersha Hospitality Trust	20,816	406,120
HFF, Inc., Class A	14,715	436,300
Highwoods Properties, Inc.	32,609	1,711,646
Hospitality Properties Trust	48,154	1,530,334
Host Hotels & Resorts, Inc.	239,463	4,307,939
Hudson Pacific Properties, Inc.	41,284	1,510,169
Investors Real Estate Trust	69,307	450,496
Iron Mountain, Inc.	77,793	2,827,776
iStar, Inc. *	23,568	283,759
Jones Lang LaSalle, Inc.	14,715	1,687,810
Kennedy-Wilson Holdings, Inc.	31,534	695,325
Kilroy Realty Corp.	33,043	2,549,267
Kimco Realty Corp.	132,435	3,211,549
Kite Realty Group Trust	26,801	607,043
Lamar Advertising Co., Class A	27,179	2,051,471
LaSalle Hotel Properties	47,905	1,384,455
Lexington Realty Trust	58,874	657,034
Liberty Property Trust	47,336	1,866,932
Life Storage, Inc.	16,240	1,439,351
LTC Properties, Inc.	12,544	605,123
Mack-Cali Realty Corp.	27,685	807,018
Medical Properties Trust, Inc.	119,382	1,602,106
Mid-America Apartment Communities, Inc.	37,590	3,861,621
Monmouth Real Estate Investment Corp., Class A	21,499	313,885
Monogram Residential Trust, Inc.	86,109	886,062
National Health Investors, Inc.	13,815	1,046,072
National Retail Properties, Inc.	47,476	2,147,814
National Storage Affiliates Trust	20,600	498,932
New Senior Investment Group, Inc.	56,019	593,801
NorthStar Realty Europe Corp.	18,688	226,872
Omega Healthcare Investors, Inc.	71,506	2,333,956
One Liberty Properties, Inc.	8,927	219,336
Outfront Media, Inc.	59,600	1,546,620
Paramount Group, Inc.	47,730	831,934
Park Hotels & Resorts, Inc.	34,947	892,546
Parkway, Inc. *	18,932	397,193
Pebblebrook Hotel Trust	24,662	709,033
Pennsylvania Real Estate Investment Trust	20,601	339,917
Physicians Realty Trust	44,915	894,707
Piedmont Office Realty Trust, Inc., Class A	58,860	1,350,248
Potlatch Corp.	14,715	651,139
Prologis, Inc.	176,754	9,023,292
PS Business Parks, Inc.	6,164	716,318
Public Storage	51,918	11,809,268
QTS Realty Trust, Inc., Class A	18,611	978,939
Quality Care Properties, Inc. *	30,128	571,829
Ramco-Gershenson Properties Trust	26,000	407,160
Rayonier, Inc.	41,202	1,180,025
RE/MAX Holdings, Inc., Class A	7,250	416,875
Realogy Holdings Corp.	49,312	1,365,942
Realty Income Corp.	83,602	5,123,131
Regency Centers Corp.	34,282	2,411,739
Retail Opportunity Investments Corp.	27,261	599,742
Retail Properties of America, Inc., Class A	76,998	1,186,539
Rexford Industrial Realty, Inc.	26,793	615,703
RLJ Lodging Trust	45,198	1,028,706
Ryman Hospitality Properties, Inc.	15,464	996,964
Sabra Health Care REIT, Inc.	39,797	1,082,478
Saul Centers, Inc.	3,298	211,204
SBA Communications Corp. *	41,483	4,802,487
Security	Number of Shares	Value ($)
Select Income REIT	20,875	542,750
Senior Housing Properties Trust	83,377	1,709,228
Seritage Growth Properties, Class A (a)	9,103	423,107
Silver Bay Realty Trust Corp.	12,857	276,811
Simon Property Group, Inc.	108,867	20,075,075
SL Green Realty Corp.	33,320	3,754,498
Spirit Realty Capital, Inc.	161,985	1,780,215
STAG Industrial, Inc.	23,608	609,795
STORE Capital Corp.	44,382	1,105,556
Summit Hotel Properties, Inc.	30,310	466,471
Sun Communities, Inc.	19,513	1,616,262
Sunstone Hotel Investors, Inc.	62,179	917,140
Tanger Factory Outlet Centers, Inc.	29,635	1,003,737
Taubman Centers, Inc.	20,601	1,437,126
Terreno Realty Corp.	16,485	456,635
The GEO Group, Inc.	26,559	1,264,474
The Howard Hughes Corp. *	10,329	1,201,986
The Macerich Co.	44,145	2,974,490
The St. Joe Co. *	32,373	535,773
Tier REIT, Inc.	31,700	573,136
UDR, Inc.	90,362	3,298,213
Uniti Group, Inc.	54,149	1,568,697
Universal Health Realty Income Trust	5,886	377,763
Urban Edge Properties	53,388	1,480,449
Urstadt Biddle Properties, Inc., Class A	10,227	227,858
Ventas, Inc.	115,329	7,502,151
VEREIT, Inc.	334,063	3,029,951
Vornado Realty Trust	61,843	6,794,690
Washington Prime Group, Inc.	71,200	660,024
Washington Real Estate Investment Trust	20,601	673,859
Weingarten Realty Investors	41,202	1,461,435
Welltower, Inc.	120,691	8,494,233
Weyerhaeuser Co.	265,529	8,953,638
WP Carey, Inc.	36,102	2,277,675
Xenia Hotels & Resorts, Inc.	36,670	644,292
		344,060,627

Retailing 4.9%
Aaron's, Inc.	26,487	722,565
Advance Auto Parts, Inc.	25,758	4,033,960
Amazon.com, Inc. *	133,667	112,953,962
American Eagle Outfitters, Inc.	62,584	991,956
Asbury Automotive Group, Inc. *	9,155	596,448
Ascena Retail Group, Inc. *	61,000	280,600
AutoNation, Inc. *	27,679	1,270,466
AutoZone, Inc. *	9,749	7,180,626
Barnes & Noble Education, Inc. *	7,281	69,898
Bed Bath & Beyond, Inc.	54,748	2,211,819
Best Buy Co., Inc.	95,795	4,227,433
Big Lots, Inc.	20,729	1,064,227
Burlington Stores, Inc. *	25,674	2,285,243
Cabela's, Inc. *	14,997	702,459
Caleres, Inc.	17,670	527,803
CarMax, Inc. *	66,872	4,315,919
Chico's FAS, Inc.	51,600	747,168
Core-Mark Holding Co., Inc.	19,626	638,238
CST Brands, Inc.	24,245	1,166,912
Dick's Sporting Goods, Inc.	29,830	1,460,179
Dillard's, Inc., Class A	6,470	352,744
Dollar General Corp.	86,645	6,326,818
Dollar Tree, Inc. *	77,683	5,956,732
DSW, Inc., Class A	27,300	574,119
Etsy, Inc. *	36,532	442,768
Expedia, Inc.	39,175	4,663,392
Five Below, Inc. *	21,054	811,632
Foot Locker, Inc.	44,760	3,386,989
Francesca's Holdings Corp. *	6,586	111,764

12
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fred's, Inc., Class A (a)	11,785	208,948
FTD Cos., Inc. *	11,908	287,697
GameStop Corp., Class A	38,647	944,533
Genesco, Inc. *	8,829	514,731
Genuine Parts Co.	50,031	4,788,467
GNC Holdings, Inc., Class A	24,500	203,350
Group 1 Automotive, Inc.	8,829	685,925
Groupon, Inc. *	136,200	576,126
Guess?, Inc.	21,601	274,333
Haverty Furniture Cos., Inc.	14,704	341,133
Hibbett Sports, Inc. *	6,480	191,160
HSN, Inc.	12,200	459,940
J.C. Penney Co., Inc. *(a)	103,724	657,610
Kohl's Corp.	60,344	2,571,861
L Brands, Inc.	84,428	4,442,601
Liberty Expedia Holdings, Inc., Class A *	17,918	775,491
Liberty Interactive Corp. QVC Group, Class A *	151,276	2,856,091
Liberty TripAdvisor Holdings, Inc., Class A *	23,716	318,980
Liberty Ventures, Series A *	26,877	1,178,825
Lithia Motors, Inc., Class A	9,287	888,487
LKQ Corp. *	105,124	3,319,816
Lowe's Cos., Inc.	291,866	21,706,074
Lumber Liquidators Holdings, Inc. *(a)	21,615	383,234
Macy's, Inc.	99,359	3,300,706
Monro Muffler Brake, Inc.	9,039	519,743
Murphy USA, Inc. *	14,989	954,799
Netflix, Inc. *	146,369	20,803,426
Nordstrom, Inc.	40,131	1,872,512
Nutrisystem, Inc.	12,508	581,622
O'Reilly Automotive, Inc. *	31,086	8,446,377
Office Depot, Inc.	194,400	810,648
Ollie's Bargain Outlet Holdings, Inc. *	15,605	489,217
Penske Automotive Group, Inc.	12,126	609,938
Pool Corp.	12,956	1,486,183
RH *(a)	13,000	395,720
Ross Stores, Inc.	134,106	9,196,990
Sally Beauty Holdings, Inc. *	50,031	1,094,178
Select Comfort Corp. *	15,805	371,259
Shutterfly, Inc. *	15,645	709,970
Signet Jewelers Ltd.	25,820	1,641,894
Sonic Automotive, Inc., Class A	14,725	319,533
Staples, Inc.	212,179	1,907,489
Tailored Brands, Inc.	31,510	728,196
Target Corp.	191,825	11,273,555
The Cato Corp., Class A	8,848	221,288
The Children's Place, Inc.	6,322	640,419
The Finish Line, Inc., Class A	22,807	371,754
The Gap, Inc.	86,345	2,143,083
The Home Depot, Inc.	410,694	59,513,668
The Michaels Cos., Inc. *	40,717	818,005
The Priceline Group, Inc. *	16,559	28,549,869
The TJX Cos., Inc.	219,062	17,185,414
Tiffany & Co.	38,306	3,519,172
Tractor Supply Co.	48,332	3,427,222
TripAdvisor, Inc. *	42,244	1,751,859
Ulta Salon, Cosmetics & Fragrance, Inc. *	20,601	5,632,931
Urban Outfitters, Inc. *	35,658	928,178
Wayfair, Inc., Class A *(a)	10,131	383,053
Williams-Sonoma, Inc.	26,881	1,306,148
		412,556,270

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	16,364	1,016,204
Advanced Micro Devices, Inc. *	258,198	3,733,543
Amkor Technology, Inc. *	44,405	436,057
Security	Number of Shares	Value ($)
Analog Devices, Inc.	106,404	8,717,680
Applied Materials, Inc.	363,474	13,165,028
Broadcom Ltd.	132,356	27,917,851
Brooks Automation, Inc.	23,544	491,128
Cabot Microelectronics Corp.	8,829	611,143
Cavium, Inc. *	27,168	1,779,776
CEVA, Inc. *	3,457	115,464
Cirrus Logic, Inc. *	23,645	1,278,722
Cree, Inc. *	35,900	974,326
Cypress Semiconductor Corp.	103,753	1,376,802
Diodes, Inc. *	11,772	280,998
Entegris, Inc. *	44,145	935,874
First Solar, Inc. *	27,757	1,004,526
FormFactor, Inc. *	44,958	478,803
Inphi Corp. *	13,508	634,066
Integrated Device Technology, Inc. *	44,709	1,068,992
Intel Corp.	1,605,047	58,102,701
KLA-Tencor Corp.	50,615	4,561,424
Kulicke & Soffa Industries, Inc. *	26,487	542,189
Lam Research Corp.	54,077	6,410,288
Lattice Semiconductor Corp. *	36,040	254,803
Linear Technology Corp.	81,748	5,279,286
MACOM Technology Solutions Holdings, Inc. *	13,183	607,604
Marvell Technology Group Ltd.	173,828	2,711,717
Maxim Integrated Products, Inc.	94,270	4,176,161
MaxLinear, Inc., Class A *	20,000	520,800
Microchip Technology, Inc.	74,017	5,367,713
Micron Technology, Inc. *	358,844	8,411,303
Microsemi Corp. *	38,405	1,990,147
MKS Instruments, Inc.	17,658	1,158,365
Monolithic Power Systems, Inc.	14,025	1,233,779
NVIDIA Corp.	181,045	18,372,447
ON Semiconductor Corp. *	141,264	2,137,324
Photronics, Inc. *	36,824	394,017
Power Integrations, Inc.	12,900	815,280
Qorvo, Inc. *	42,646	2,818,901
QUALCOMM, Inc.	495,794	28,002,445
Rambus, Inc. *	35,316	443,569
Rudolph Technologies, Inc. *	10,185	218,977
Semtech Corp. *	26,500	886,425
Silicon Laboratories, Inc. *	14,715	993,262
Skyworks Solutions, Inc.	61,803	5,859,542
SolarEdge Technologies, Inc. *(a)	22,000	322,300
Synaptics, Inc. *	11,772	625,682
Teradyne, Inc.	76,466	2,174,693
Texas Instruments, Inc.	341,733	26,183,582
Ultratech, Inc. *	18,036	520,339
Veeco Instruments, Inc. *	14,000	382,900
Versum Materials, Inc. *	35,842	1,086,371
Xilinx, Inc.	86,455	5,085,283
Xperi Corp.	17,658	633,039
		265,301,641

Software & Services 12.0%
2U, Inc. *	16,405	599,603
8x8, Inc. *	24,640	372,064
Accenture plc, Class A	208,044	25,485,390
ACI Worldwide, Inc. *	35,886	702,289
Activision Blizzard, Inc.	228,837	10,327,414
Acxiom Corp. *	29,430	839,344
Adobe Systems, Inc. *	168,755	19,970,467
Akamai Technologies, Inc. *	58,860	3,684,636
Alliance Data Systems Corp.	18,974	4,610,303
Alphabet, Inc., Class A *	100,962	85,305,823
Alphabet, Inc., Class C *	100,162	82,454,360
Amdocs Ltd.	50,619	3,070,042

13
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ANSYS, Inc. *	29,577	3,157,641
Aspen Technology, Inc. *	29,583	1,719,956
Autodesk, Inc. *	66,975	5,779,942
Automatic Data Processing, Inc.	156,173	16,026,473
Barracuda Networks, Inc. *	12,308	291,207
Benefitfocus, Inc. *	9,300	246,915
Black Knight Financial Services, Inc., Class A *	9,631	370,794
Blackbaud, Inc.	14,899	1,065,576
Blackhawk Network Holdings, Inc. *	27,722	1,010,467
Blucora, Inc. *	24,516	382,450
Booz Allen Hamilton Holding Corp.	47,173	1,687,378
Bottomline Technologies (DE), Inc. *	14,715	367,139
Box, Inc., Class A *	27,300	481,026
Broadridge Financial Solutions, Inc.	41,223	2,857,991
BroadSoft, Inc. *	15,195	650,346
CA, Inc.	97,708	3,153,037
CACI International, Inc., Class A *	8,829	1,107,157
Cadence Design Systems, Inc. *	97,935	3,026,191
Callidus Software, Inc. *	19,324	364,257
Cardtronics plc, Class A *	14,715	648,637
Cass Information Systems, Inc.	3,183	207,436
CDK Global, Inc.	51,111	3,395,304
Citrix Systems, Inc. *	53,121	4,193,903
Cognizant Technology Solutions Corp., Class A *	207,628	12,306,112
CommerceHub, Inc., Series A *	4,254	70,191
CommerceHub, Inc., Series C *	8,869	145,008
CommVault Systems, Inc. *	20,707	1,015,678
Computer Sciences Corp.	50,031	3,430,125
Conduent, Inc. *	63,716	1,025,190
Convergys Corp.	41,202	901,500
CoreLogic, Inc. *	32,814	1,285,981
Cornerstone OnDemand, Inc. *	23,896	998,136
CoStar Group, Inc. *	10,029	2,037,692
CSG Systems International, Inc.	11,772	463,935
CSRA, Inc.	50,031	1,491,924
Dell Technologies, Inc., Class V *	71,567	4,543,789
DST Systems, Inc.	11,772	1,407,931
eBay, Inc. *	365,365	12,385,873
Ebix, Inc. (a)	12,204	762,750
Electronic Arts, Inc. *	100,746	8,714,529
Ellie Mae, Inc. *	10,440	997,646
Envestnet, Inc. *	18,985	733,770
EPAM Systems, Inc. *	15,695	1,155,623
Euronet Worldwide, Inc. *	17,658	1,461,729
EVERTEC, Inc.	28,609	482,062
ExlService Holdings, Inc. *	8,829	394,303
Facebook, Inc., Class A *	793,567	107,560,071
Fair Isaac Corp.	9,285	1,207,700
Fidelity National Information Services, Inc.	107,491	8,843,285
FireEye, Inc. *	52,000	585,520
First Data Corp., Class A *	60,820	979,202
Fiserv, Inc. *	75,025	8,657,885
FleetCor Technologies, Inc. *	32,646	5,549,820
Fortinet, Inc. *	52,249	1,951,500
Gartner, Inc. *	29,430	3,037,470
Genpact Ltd. *	54,695	1,325,807
Gigamon, Inc. *	7,596	258,644
Global Payments, Inc.	49,271	3,926,406
GoDaddy, Inc., Class A *	15,110	556,804
GrubHub, Inc. *	27,141	951,563
GTT Communications, Inc. *	15,185	423,662
Guidewire Software, Inc. *	29,641	1,619,584
HubSpot, Inc. *	11,252	669,494
IAC/InterActiveCorp *	26,487	1,958,449
Imperva, Inc. *	9,293	381,013
International Business Machines Corp.	291,575	52,431,016
Security	Number of Shares	Value ($)
Intuit, Inc.	84,147	10,555,400
j2 Global, Inc.	14,836	1,207,947
Jack Henry & Associates, Inc.	29,430	2,759,651
Leidos Holdings, Inc.	47,200	2,515,760
LogMeIn, Inc.	19,445	1,784,079
Manhattan Associates, Inc. *	22,483	1,127,522
ManTech International Corp., Class A	14,860	544,173
MasterCard, Inc., Class A	321,355	35,496,873
Match Group, Inc. *(a)	24,500	395,920
MAXIMUS, Inc.	18,496	1,103,656
Mentor Graphics Corp.	30,342	1,125,688
Microsoft Corp.	2,635,630	168,627,607
MicroStrategy, Inc., Class A *	2,943	564,703
Monotype Imaging Holdings, Inc.	11,772	237,206
NeuStar, Inc., Class A *	17,772	589,142
New Relic, Inc. *	9,331	328,265
NIC, Inc.	19,750	416,725
Nuance Communications, Inc. *	92,356	1,572,823
Oracle Corp.	1,012,782	43,134,385
Pandora Media, Inc. *	80,400	995,352
Paychex, Inc.	105,948	6,507,326
Paycom Software, Inc. *	14,733	793,077
Paylocity Holding Corp. *	9,731	343,115
PayPal Holdings, Inc. *	377,241	15,844,122
Pegasystems, Inc.	12,016	516,688
Perficient, Inc. *	20,969	381,007
Progress Software Corp.	18,136	520,140
Proofpoint, Inc. *	12,587	991,478
PTC, Inc. *	38,486	2,074,011
Q2 Holdings, Inc. *	11,908	428,093
Qualys, Inc. *	9,917	346,599
Quotient Technology, Inc. *	36,124	429,876
RealPage, Inc. *	21,601	729,034
Red Hat, Inc. *	61,803	5,117,906
RingCentral, Inc., Class A *	33,367	890,899
Sabre Corp.	75,219	1,648,048
salesforce.com, Inc. *	215,739	17,550,368
Science Applications International Corp.	12,282	1,068,166
ServiceNow, Inc. *	56,421	4,904,113
Shutterstock, Inc. *	10,131	441,813
Silver Spring Networks, Inc. *	9,311	114,153
Splunk, Inc. *	47,058	2,904,890
SPS Commerce, Inc. *	5,525	305,698
SS&C Technologies Holdings, Inc.	65,294	2,286,596
Stamps.com, Inc. *	4,565	575,647
Sykes Enterprises, Inc. *	12,284	334,370
Symantec Corp.	213,692	6,105,180
Synchronoss Technologies, Inc. *	11,772	318,786
Synopsys, Inc. *	47,341	3,382,041
Tableau Software, Inc., Class A *	19,200	1,012,608
Take-Two Interactive Software, Inc. *	29,430	1,676,921
TeleTech Holdings, Inc.	11,842	358,813
Teradata Corp. *	42,928	1,335,061
The Ultimate Software Group, Inc. *	8,829	1,707,440
The Western Union Co.	172,084	3,379,730
TiVo Corp.	47,250	874,125
Total System Services, Inc.	58,636	3,194,489
Travelport Worldwide Ltd.	40,300	511,810
TrueCar, Inc. *	16,225	228,124
Twitter, Inc. *	213,340	3,364,372
Tyler Technologies, Inc. *	11,772	1,785,224
Unisys Corp. *	31,610	439,379
Vantiv, Inc., Class A *	53,997	3,530,324
VASCO Data Security International, Inc. *	15,505	201,565
Verint Systems, Inc. *	18,817	710,342
VeriSign, Inc. *	31,596	2,605,722
Virtusa Corp. *	15,125	469,026
Visa, Inc., Class A	632,227	55,598,042

14
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VMware, Inc., Class A *(a)	26,679	2,398,175
Web.com Group, Inc. *	18,224	350,812
WebMD Health Corp. *	15,127	785,091
WEX, Inc. *	11,919	1,325,750
Workday, Inc., Class A *	43,132	3,576,937
XO Group, Inc. *	21,127	389,371
Yahoo! Inc. *	291,594	13,314,182
Yelp, Inc. *	23,808	802,330
Zendesk, Inc. *	28,309	770,854
Zillow Group, Inc., Class A *	14,820	498,397
Zillow Group, Inc., Class C *	38,406	1,303,500
Zynga, Inc., Class A *	265,690	704,078
		1,012,838,041

Technology Hardware & Equipment 5.5%
3D Systems Corp. *	46,215	702,468
ADTRAN, Inc.	22,439	474,585
Amphenol Corp., Class A	105,948	7,332,661
Anixter International, Inc. *	8,876	739,371
Apple, Inc.	1,805,928	247,394,077
Arista Networks, Inc. *	14,225	1,692,633
ARRIS International plc *	71,571	1,846,532
Arrow Electronics, Inc. *	33,014	2,383,611
Avnet, Inc.	41,828	1,927,434
AVX Corp.	20,659	320,628
Badger Meter, Inc.	6,858	251,003
Belden, Inc.	17,658	1,247,538
Benchmark Electronics, Inc. *	10,011	311,342
Brocade Communications Systems, Inc.	174,983	2,154,041
CDW Corp.	57,467	3,384,806
Ciena Corp. *	48,630	1,280,914
Cisco Systems, Inc.	1,682,404	57,504,569
Cognex Corp.	29,430	2,260,518
Coherent, Inc. *	8,829	1,611,999
CommScope Holding Co., Inc. *	57,326	2,181,254
Corning, Inc.	322,630	8,907,814
Cray, Inc. *	10,839	225,993
CTS Corp.	18,562	406,508
Diebold Nixdorf, Inc.	20,601	622,150
Dolby Laboratories, Inc., Class A	15,157	741,026
EchoStar Corp., Class A *	20,210	1,076,587
Electronics For Imaging, Inc. *	14,715	677,920
ePlus, Inc. *	776	98,513
Extreme Networks, Inc. *	35,711	223,194
F5 Networks, Inc. *	24,189	3,465,558
Fabrinet *	11,784	489,625
FARO Technologies, Inc. *	8,829	304,600
Finisar Corp. *	37,817	1,266,113
FLIR Systems, Inc.	50,031	1,836,638
Harris Corp.	41,594	4,571,181
Hewlett Packard Enterprise Co.	568,319	12,969,040
HP, Inc.	571,167	9,921,171
II-VI, Inc. *	24,420	869,352
Infinera Corp. *	39,853	432,405
Insight Enterprises, Inc. *	14,715	623,327
InterDigital, Inc.	14,715	1,236,796
InvenSense, Inc. *	29,820	368,277
IPG Photonics Corp. *	12,942	1,531,039
Itron, Inc. *	13,607	880,373
Ixia *	22,439	439,804
Jabil Circuit, Inc.	64,746	1,651,670
Juniper Networks, Inc.	128,356	3,593,968
Keysight Technologies, Inc. *	55,917	2,102,479
Knowles Corp. *	36,512	691,172
Littelfuse, Inc.	10,287	1,660,836
Lumentum Holdings, Inc. *	16,609	762,353
Methode Electronics, Inc.	12,384	513,936
Security	Number of Shares	Value ($)
Motorola Solutions, Inc.	56,930	4,495,762
MTS Systems Corp.	6,250	343,437
National Instruments Corp.	32,373	1,043,706
NCR Corp. *	50,031	2,404,990
NetApp, Inc.	95,024	3,974,854
NETGEAR, Inc. *	11,772	645,106
NetScout Systems, Inc. *	34,173	1,262,692
Novanta, Inc. *	9,884	240,181
Oclaro, Inc. *	45,500	386,750
OSI Systems, Inc. *	5,933	447,467
Palo Alto Networks, Inc. *	30,295	4,601,810
PC Connection, Inc.	3,580	95,801
Plantronics, Inc.	10,055	538,546
Plexus Corp. *	11,075	620,975
Pure Storage, Inc., Class A *	30,600	348,840
Rogers Corp. *	10,267	847,130
Sanmina Corp. *	23,544	918,216
ScanSource, Inc. *	6,462	260,096
Seagate Technology plc	106,566	5,135,416
ShoreTel, Inc. *	24,948	162,162
Super Micro Computer, Inc. *	11,816	307,216
SYNNEX Corp.	10,311	1,205,562
TE Connectivity Ltd.	123,806	9,219,833
Tech Data Corp. *	14,715	1,280,205
Trimble, Inc. *	82,404	2,556,996
TTM Technologies, Inc. *	34,740	561,398
Ubiquiti Networks, Inc. *	9,433	463,538
Universal Display Corp. *	12,314	1,044,843
VeriFone Systems, Inc. *	37,984	785,129
ViaSat, Inc. *	14,715	1,012,981
Viavi Solutions, Inc. *	92,300	924,846
Vishay Intertechnology, Inc.	45,405	719,669
Western Digital Corp.	98,893	7,602,894
Xerox Corp.	320,769	2,386,521
Zebra Technologies Corp., Class A *	17,658	1,601,757
		462,610,727

Telecommunication Services 2.2%
AT&T, Inc.	2,095,675	87,578,258
ATN International, Inc.	5,886	402,543
CenturyLink, Inc.	185,890	4,509,691
Cincinnati Bell, Inc. *	9,214	177,830
Cogent Communications Holdings, Inc.	13,708	568,197
Consolidated Communications Holdings, Inc. (a)	26,763	603,506
Frontier Communications Corp. (a)	394,987	1,157,312
General Communication, Inc., Class A *	20,690	416,903
Iridium Communications, Inc. *	27,879	242,547
Level 3 Communications, Inc. *	98,228	5,623,553
Shenandoah Telecommunications Co.	24,232	680,919
Sprint Corp. *	203,638	1,794,051
T-Mobile US, Inc. *	91,937	5,748,821
Telephone & Data Systems, Inc.	38,259	1,034,141
United States Cellular Corp. *	5,886	220,078
Verizon Communications, Inc.	1,380,116	68,495,157
Vonage Holdings Corp. *	53,210	320,324
Windstream Holdings, Inc. (a)	103,189	770,823
Zayo Group Holdings, Inc. *	34,000	1,071,680
		181,416,334

Transportation 2.1%
Air Transport Services Group, Inc. *	9,253	157,486
Alaska Air Group, Inc.	42,486	4,155,981
Allegiant Travel Co.	3,685	641,558
AMERCO	1,667	643,962
American Airlines Group, Inc.	181,732	8,425,095

15
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Atlas Air Worldwide Holdings, Inc. *	8,943	508,410
Avis Budget Group, Inc. *	33,059	1,143,180
C.H. Robinson Worldwide, Inc.	47,848	3,845,544
CSX Corp.	327,195	15,888,589
Delta Air Lines, Inc.	250,330	12,498,977
Echo Global Logistics, Inc. *	16,605	362,819
Expeditors International of Washington, Inc.	59,886	3,376,373
FedEx Corp.	83,328	16,080,637
Forward Air Corp.	11,772	583,303
Genesee & Wyoming, Inc., Class A *	21,214	1,572,806
Hawaiian Holdings, Inc. *	18,522	901,095
Heartland Express, Inc.	15,220	315,663
Hertz Global Holdings, Inc. *	24,091	547,348
Hub Group, Inc., Class A *	11,900	600,950
J.B. Hunt Transport Services, Inc.	30,168	2,961,593
JetBlue Airways Corp. *	104,417	2,084,163
Kansas City Southern	35,340	3,132,184
Kirby Corp. *	17,658	1,221,934
Knight Transportation, Inc.	26,100	853,470
Landstar System, Inc.	13,196	1,145,413
Macquarie Infrastructure Corp.	26,100	2,008,134
Matson, Inc.	12,965	439,902
Norfolk Southern Corp.	98,667	11,941,667
Old Dominion Freight Line, Inc. *	25,867	2,373,556
Ryder System, Inc.	17,658	1,344,657
Saia, Inc. *	7,026	339,707
SkyWest, Inc.	12,268	431,220
Southwest Airlines Co.	209,752	12,123,666
Spirit Airlines, Inc. *	23,769	1,240,979
Swift Transportation Co. *	35,865	778,988
Union Pacific Corp.	279,731	30,194,164
United Continental Holdings, Inc. *	97,770	7,243,779
United Parcel Service, Inc., Class B	232,803	24,621,245
Werner Enterprises, Inc.	15,120	423,360
XPO Logistics, Inc. *	27,222	1,388,050
		180,541,607

Utilities 3.2%
AES Corp.	239,321	2,756,978
ALLETE, Inc.	21,637	1,454,223
Alliant Energy Corp.	81,378	3,212,803
Ameren Corp.	76,976	4,209,817
American Electric Power Co., Inc.	166,368	11,141,665
American States Water Co.	11,772	526,444
American Water Works Co., Inc.	60,943	4,753,554
Aqua America, Inc.	65,172	2,068,559
Atmos Energy Corp.	35,374	2,769,430
Avangrid, Inc.	28,750	1,256,950
Avista Corp.	23,544	938,699
Black Hills Corp.	14,704	953,996
California Water Service Group	27,355	1,005,296
Calpine Corp. *	126,555	1,481,959
CenterPoint Energy, Inc.	135,937	3,713,799
Chesapeake Utilities Corp.	6,140	423,353
CMS Energy Corp.	88,290	3,930,671
Connecticut Water Service, Inc.	6,140	350,287
Consolidated Edison, Inc.	101,630	7,829,575
Dominion Resources, Inc.	212,047	16,463,329
DTE Energy Co.	60,702	6,153,969
Duke Energy Corp.	229,616	18,954,801
Dynegy, Inc. *	44,915	361,117
Edison International	110,559	8,815,975
El Paso Electric Co.	14,715	718,828
Entergy Corp.	58,860	4,512,208
Eversource Energy	107,185	6,287,472
Exelon Corp.	318,836	11,704,470
Security	Number of Shares	Value ($)
FirstEnergy Corp.	148,686	4,821,887
Great Plains Energy, Inc.	75,443	2,192,374
Hawaiian Electric Industries, Inc.	41,206	1,371,336
IDACORP, Inc.	17,658	1,464,378
MDU Resources Group, Inc.	63,230	1,714,165
MGE Energy, Inc.	18,438	1,179,110
Middlesex Water Co.	6,158	231,849
National Fuel Gas Co.	26,573	1,602,352
New Jersey Resources Corp.	29,430	1,159,542
NextEra Energy, Inc.	156,056	20,443,336
NiSource, Inc.	107,841	2,578,478
Northwest Natural Gas Co.	11,772	707,497
NorthWestern Corp.	16,307	953,960
NRG Energy, Inc.	131,756	2,181,879
NRG Yield, Inc., Class C	29,504	513,370
OGE Energy Corp.	65,594	2,415,827
ONE Gas, Inc.	15,654	1,026,120
Ormat Technologies, Inc.	12,187	671,869
Otter Tail Corp.	21,341	802,422
Pattern Energy Group, Inc.	28,198	586,236
PG&E Corp.	165,986	11,079,565
Pinnacle West Capital Corp.	35,316	2,902,622
PNM Resources, Inc.	26,487	961,478
Portland General Electric Co.	32,652	1,480,115
PPL Corp.	233,564	8,613,840
Public Service Enterprise Group, Inc.	173,991	8,000,106
SCANA Corp.	47,140	3,269,159
Sempra Energy	83,779	9,239,986
SJW Group	12,637	613,274
South Jersey Industries, Inc.	23,544	824,511
Southwest Gas Holdings, Inc.	14,715	1,258,574
Spire, Inc.	15,155	998,715
TerraForm Power, Inc., Class A *	36,412	419,102
The Southern Co.	322,272	16,377,863
UGI Corp.	52,974	2,554,936
Unitil Corp.	9,289	414,289
Vectren Corp.	26,487	1,492,542
WEC Energy Group, Inc.	103,503	6,238,126
Westar Energy, Inc.	47,574	2,568,045
WGL Holdings, Inc.	17,658	1,474,266
Xcel Energy, Inc.	171,888	7,513,224
		265,662,552
Total Common Stock
(Cost $6,647,355,253)		8,382,862,625

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	42,134	13,061

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	35,613	39,531
Total Rights
(Cost $39,531)		52,592

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)	12,076,066	12,076,066

16
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)	30,294,743	30,294,743
Total Other Investment Companies
(Cost $42,370,809)		42,370,809

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $6,692,605,931 and the unrealized appreciation and depreciation were $1,850,786,051 and ($118,105,956), respectively, with a net unrealized appreciation of $1,732,680,095.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,240,640.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	270	31,897,800	466,811
17
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	6,517,040,189	8,027,441,194
0.3%	Other Investment Companies	23,872,263	23,872,263
100.1%	Total Investments	6,540,912,452	8,051,313,457
(0.1%)	Other Assets and Liabilities, Net		(6,342,405)
100.0%	Net Assets		8,044,971,052

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Adient plc *	33,162	2,226,165
Autoliv, Inc.	32,242	3,375,737
BorgWarner, Inc.	68,619	2,895,036
Delphi Automotive plc	98,723	7,515,782
Ford Motor Co.	1,442,176	18,070,465
General Motors Co.	503,516	18,549,530
Harley-Davidson, Inc.	63,748	3,594,112
Lear Corp.	26,559	3,771,112
Tesla, Inc. *(a)	44,713	11,177,803
The Goodyear Tire & Rubber Co.	94,932	3,327,367
		74,503,109

Banks 6.5%
Bank of America Corp.	3,658,069	90,281,143
BB&T Corp.	295,499	14,248,962
BOK Financial Corp.	6,048	498,718
CIT Group, Inc.	71,671	3,074,686
Citigroup, Inc.	1,038,034	62,084,813
Citizens Financial Group, Inc.	186,305	6,962,218
Comerica, Inc.	62,953	4,487,290
Cullen/Frost Bankers, Inc.	18,607	1,720,589
East West Bancorp, Inc.	52,246	2,827,553
Fifth Third Bancorp	277,440	7,612,954
First Republic Bank	57,890	5,431,819
Huntington Bancshares, Inc.	406,748	5,751,417
JPMorgan Chase & Co.	1,304,261	118,192,132
KeyCorp	391,671	7,351,665
M&T Bank Corp.	57,960	9,677,581
New York Community Bancorp, Inc.	177,583	2,713,468
People's United Financial, Inc.	108,616	2,085,427
Regions Financial Corp.	442,530	6,757,433
Signature Bank *	18,162	2,860,697
SunTrust Banks, Inc.	180,244	10,722,715
SVB Financial Group *	17,882	3,413,495
TFS Financial Corp.	23,440	398,246
The PNC Financial Services Group, Inc.	175,856	22,374,159
U.S. Bancorp	579,420	31,868,100
Wells Fargo & Co.	1,643,930	95,150,668
Zions Bancorp	77,001	3,457,345
		522,005,293

Security	Number of Shares	Value ($)
Capital Goods 7.4%
3M Co.	221,351	41,248,759
A.O. Smith Corp.	52,146	2,626,073
Acuity Brands, Inc.	15,985	3,377,630
AGCO Corp.	23,042	1,403,719
Allegion plc	32,567	2,364,039
Allison Transmission Holdings, Inc.	57,254	2,059,999
AMETEK, Inc.	83,653	4,514,752
Arconic, Inc.	155,599	4,479,695
B/E Aerospace, Inc.	38,334	2,438,042
Carlisle Cos., Inc.	23,918	2,470,729
Caterpillar, Inc.	213,340	20,621,444
Colfax Corp. *	31,595	1,202,190
Cummins, Inc.	55,666	8,265,844
Deere & Co.	104,610	11,453,749
Donaldson Co., Inc.	45,948	1,973,467
Dover Corp.	54,867	4,394,847
Eaton Corp. plc	165,967	11,946,305
Emerson Electric Co.	238,025	14,305,302
Fastenal Co.	103,109	5,158,543
Flowserve Corp.	46,434	2,156,859
Fluor Corp.	48,109	2,664,758
Fortive Corp.	107,320	6,186,998
Fortune Brands Home & Security, Inc.	57,583	3,330,025
General Dynamics Corp.	106,167	20,151,558
General Electric Co.	3,219,577	95,975,590
HD Supply Holdings, Inc. *	72,896	3,134,528
Honeywell International, Inc.	275,412	34,288,794
Hubbell, Inc.	18,793	2,229,226
Huntington Ingalls Industries, Inc.	17,285	3,776,772
IDEX Corp.	25,729	2,371,957
Illinois Tool Works, Inc.	113,741	15,014,949
Ingersoll-Rand plc	92,195	7,316,595
Jacobs Engineering Group, Inc.	45,895	2,588,937
Johnson Controls International plc	334,105	14,012,364
L3 Technologies, Inc.	27,377	4,608,097
Lennox International, Inc.	14,855	2,445,430
Lincoln Electric Holdings, Inc.	21,749	1,831,483
Lockheed Martin Corp.	90,857	24,220,659
Masco Corp.	125,584	4,242,228
Nordson Corp.	20,263	2,432,371
Northrop Grumman Corp.	65,626	16,215,528
Owens Corning	38,170	2,232,563
PACCAR, Inc.	126,877	8,476,652
Parker-Hannifin Corp.	47,304	7,324,551
Pentair plc	62,961	3,655,516
Quanta Services, Inc. *	57,871	2,159,746
Raytheon Co.	106,208	16,371,963
Rockwell Automation, Inc.	46,096	6,965,106
Rockwell Collins, Inc.	45,990	4,396,184
Roper Technologies, Inc.	36,797	7,697,932
Sensata Technologies Holding N.V. *	57,839	2,374,291
Snap-on, Inc.	21,984	3,730,025
Spirit AeroSystems Holdings, Inc., Class A	44,055	2,714,229
Stanley Black & Decker, Inc.	54,510	6,930,946
Textron, Inc.	97,106	4,593,114
The Boeing Co.	209,994	37,847,219
The Middleby Corp. *	20,179	2,799,029

18
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Toro Co.	39,605	2,384,617
TransDigm Group, Inc.	18,344	4,663,045
Trinity Industries, Inc.	55,372	1,486,184
United Rentals, Inc. *	30,276	3,876,236
United Technologies Corp.	278,280	31,320,414
W.W. Grainger, Inc.	20,432	5,066,319
WABCO Holdings, Inc. *	20,270	2,275,916
Wabtec Corp.	32,301	2,587,956
Xylem, Inc.	62,896	3,026,556
		594,457,143

Commercial & Professional Services 0.7%
Cintas Corp.	30,038	3,544,784
Copart, Inc. *	37,883	2,240,401
Equifax, Inc.	44,178	5,792,178
IHS Markit Ltd. *	117,614	4,681,037
KAR Auction Services, Inc.	51,440	2,305,541
ManpowerGroup, Inc.	26,293	2,551,473
Nielsen Holdings plc	120,618	5,350,615
Republic Services, Inc.	87,194	5,401,668
Robert Half International, Inc.	46,802	2,257,728
Rollins, Inc.	39,274	1,435,857
Stericycle, Inc. *	32,443	2,688,876
The Dun & Bradstreet Corp.	12,154	1,282,733
TransUnion *	26,570	985,481
Verisk Analytics, Inc. *	55,626	4,612,508
Waste Management, Inc.	149,149	10,935,605
		56,066,485

Consumer Durables & Apparel 1.3%
Carter's, Inc.	20,252	1,782,378
Coach, Inc.	97,147	3,700,329
D.R. Horton, Inc.	130,249	4,167,968
Garmin Ltd.	40,857	2,108,630
Hanesbrands, Inc.	138,272	2,766,823
Harman International Industries, Inc.	26,038	2,906,361
Hasbro, Inc.	44,069	4,268,964
Leggett & Platt, Inc.	48,518	2,386,115
Lennar Corp., B Shares	3,497	137,467
Lennar Corp., Class A	67,606	3,298,497
Lululemon Athletica, Inc. *	41,076	2,680,620
Mattel, Inc.	125,457	3,228,009
Michael Kors Holdings Ltd. *	60,666	2,214,309
Mohawk Industries, Inc. *	21,710	4,914,276
Newell Brands, Inc.	172,480	8,456,694
NIKE, Inc., Class B	482,676	27,589,760
NVR, Inc. *	1,134	2,194,256
Polaris Industries, Inc. (a)	21,449	1,827,669
PulteGroup, Inc.	106,226	2,342,283
PVH Corp.	28,762	2,634,599
Ralph Lauren Corp.	20,025	1,588,583
Toll Brothers, Inc. *	60,548	2,067,109
Under Armour, Inc., Class A *(a)	62,790	1,294,730
Under Armour, Inc., Class C *	73,051	1,355,827
VF Corp.	120,300	6,309,735
Whirlpool Corp.	27,456	4,903,367
		103,125,358

Consumer Services 1.8%
Aramark	92,296	3,298,659
Carnival Corp.	150,783	8,436,309
Chipotle Mexican Grill, Inc. *	10,357	4,336,890
Darden Restaurants, Inc.	44,099	3,293,313
Domino's Pizza, Inc.	16,147	3,064,862
Dunkin' Brands Group, Inc.	35,051	1,928,156
Security	Number of Shares	Value ($)
H&R Block, Inc.	83,645	1,719,741
Hilton Grand Vacations, Inc. *	20,623	617,453
Hilton Worldwide Holdings, Inc.	68,863	3,938,964
Las Vegas Sands Corp.	132,616	7,022,017
Marriott International, Inc., Class A	117,244	10,199,056
McDonald's Corp.	301,462	38,481,624
MGM Resorts International *	178,345	4,688,690
Norwegian Cruise Line Holdings Ltd. *	63,365	3,212,606
Royal Caribbean Cruises Ltd.	58,475	5,619,448
Service Corp. International	72,025	2,213,328
Starbucks Corp.	524,090	29,804,998
Vail Resorts, Inc.	14,674	2,658,635
Wyndham Worldwide Corp.	40,914	3,405,681
Wynn Resorts Ltd.	29,034	2,791,619
Yum! Brands, Inc.	128,340	8,383,169
		149,115,218

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	20,578	3,455,664
AGNC Investment Corp.	118,496	2,326,076
Ally Financial, Inc.	179,163	4,029,376
American Express Co.	283,553	22,701,253
Ameriprise Financial, Inc.	57,117	7,510,886
Annaly Capital Management, Inc.	366,855	4,072,091
Berkshire Hathaway, Inc., Class B *	690,972	118,446,420
BlackRock, Inc.	44,714	17,324,886
Capital One Financial Corp.	172,677	16,207,463
CBOE Holdings, Inc.	27,675	2,160,034
CME Group, Inc.	124,394	15,108,895
Discover Financial Services	140,931	10,025,831
E*TRADE Financial Corp. *	101,295	3,495,690
Eaton Vance Corp.	42,874	1,999,215
FactSet Research Systems, Inc.	14,340	2,551,086
Franklin Resources, Inc.	124,766	5,369,929
Intercontinental Exchange, Inc.	215,370	12,304,088
Invesco Ltd.	149,272	4,805,066
Lazard Ltd., Class A	46,080	1,984,205
Legg Mason, Inc.	35,940	1,355,657
Leucadia National Corp.	121,202	3,226,397
MarketAxess Holdings, Inc.	13,425	2,620,963
Moody's Corp.	60,185	6,702,803
Morgan Stanley	522,084	23,843,576
MSCI, Inc.	32,246	3,050,149
Nasdaq, Inc.	43,538	3,095,987
Navient Corp.	107,592	1,657,993
Northern Trust Corp.	77,366	6,757,920
OneMain Holdings, Inc. *	18,110	507,442
Raymond James Financial, Inc.	43,956	3,453,183
S&P Global, Inc.	94,175	12,192,837
Santander Consumer USA Holdings, Inc. *	34,288	506,777
SEI Investments Co.	49,192	2,476,817
Starwood Property Trust, Inc.	91,860	2,099,920
State Street Corp.	132,094	10,529,213
Synchrony Financial	286,420	10,379,861
T. Rowe Price Group, Inc.	86,608	6,167,356
TD Ameritrade Holding Corp.	94,734	3,704,099
The Bank of New York Mellon Corp.	380,310	17,927,813
The Charles Schwab Corp. (b)	434,497	17,558,024
The Goldman Sachs Group, Inc.	133,658	33,155,204
Voya Financial, Inc.	66,219	2,730,209
		431,578,354

Energy 6.4%
Anadarko Petroleum Corp.	203,475	13,154,659
Antero Resources Corp. *	53,373	1,279,885
Apache Corp.	140,021	7,363,704

19
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Baker Hughes, Inc.	154,137	9,291,378
Cabot Oil & Gas Corp.	163,499	3,580,628
Cheniere Energy, Inc. *	83,735	4,023,467
Chesapeake Energy Corp. *	296,917	1,618,198
Chevron Corp.	684,687	77,027,287
Cimarex Energy Co.	35,565	4,471,232
Concho Resources, Inc. *	53,084	7,030,976
ConocoPhillips	453,033	21,550,780
Continental Resources, Inc. *	28,868	1,304,834
Core Laboratories N.V.	14,639	1,674,994
Devon Energy Corp.	189,071	8,198,119
Diamondback Energy, Inc. *	30,624	3,088,737
Energen Corp. *	34,760	1,824,900
EOG Resources, Inc.	209,764	20,345,010
EQT Corp.	64,334	3,852,963
Exxon Mobil Corp.	1,507,360	122,578,515
Halliburton Co.	311,233	16,638,516
Helmerich & Payne, Inc.	40,261	2,752,645
Hess Corp.	99,173	5,101,459
HollyFrontier Corp.	63,866	1,869,996
Kinder Morgan, Inc.	690,343	14,711,209
Marathon Oil Corp.	309,346	4,949,536
Marathon Petroleum Corp.	188,436	9,346,426
Murphy Oil Corp.	60,192	1,702,832
National Oilwell Varco, Inc.	144,739	5,850,350
Newfield Exploration Co. *	70,120	2,556,575
Noble Energy, Inc.	163,126	5,939,418
Occidental Petroleum Corp.	274,979	18,024,873
ONEOK, Inc.	79,842	4,315,460
Parsley Energy, Inc., Class A *	68,918	2,094,418
Phillips 66	163,215	12,761,781
Pioneer Natural Resources Co.	61,829	11,498,339
Range Resources Corp.	68,616	1,895,174
Schlumberger Ltd.	511,666	41,117,480
Southwestern Energy Co. *	177,279	1,331,365
Targa Resources Corp.	66,538	3,759,397
TechnipFMC plc *	169,786	5,487,484
Tesoro Corp.	42,382	3,610,523
The Williams Cos., Inc.	295,078	8,362,511
Transocean Ltd. *	141,095	1,949,933
Valero Energy Corp.	164,431	11,173,086
Weatherford International plc *	402,134	2,276,078
		514,337,130

Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	13,420	1,537,663
Costco Wholesale Corp.	157,357	27,880,513
CVS Health Corp.	391,236	31,525,797
Rite Aid Corp. *	402,424	2,414,544
Sysco Corp.	181,107	9,547,961
The Kroger Co.	345,585	10,989,603
US Foods Holding Corp. *	32,600	898,130
Wal-Mart Stores, Inc.	546,218	38,743,243
Walgreens Boots Alliance, Inc.	310,984	26,862,798
Whole Foods Market, Inc.	117,189	3,594,187
		153,994,439

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	717,025	53,719,513
Archer-Daniels-Midland Co.	212,615	9,986,527
Brown-Forman Corp., Class A	17,782	886,433
Brown-Forman Corp., Class B	67,233	3,278,281
Bunge Ltd.	50,268	4,114,436
Campbell Soup Co.	72,309	4,291,539
ConAgra Brands, Inc.	147,190	6,065,700
Constellation Brands, Inc., Class A	65,775	10,445,728
Security	Number of Shares	Value ($)
Dr. Pepper Snapple Group, Inc.	68,710	6,420,262
General Mills, Inc.	212,272	12,814,861
Hormel Foods Corp.	97,064	3,421,506
Ingredion, Inc.	26,235	3,171,549
Kellogg Co.	88,832	6,579,786
Lamb Weston Holdings, Inc.	52,296	2,049,480
McCormick & Co., Inc. Non-Voting Shares	39,934	3,930,304
Mead Johnson Nutrition Co.	67,570	5,931,970
Molson Coors Brewing Co., Class B	67,159	6,742,092
Mondelez International, Inc., Class A	556,121	24,424,834
Monster Beverage Corp. *	151,879	6,293,866
PepsiCo, Inc.	517,891	57,164,809
Philip Morris International, Inc.	563,978	61,670,994
Pilgrim's Pride Corp.	20,974	427,450
Pinnacle Foods, Inc.	44,450	2,539,428
Post Holdings, Inc. *	25,870	2,117,977
Reynolds American, Inc.	301,011	18,533,247
The Coca-Cola Co.	1,413,820	59,323,887
The Hain Celestial Group, Inc. *	36,482	1,290,733
The Hershey Co.	51,533	5,583,601
The J.M. Smucker Co.	43,275	6,133,366
The Kraft Heinz Co.	214,129	19,594,945
The WhiteWave Foods Co. *	67,607	3,723,794
TreeHouse Foods, Inc. *	21,210	1,804,547
Tyson Foods, Inc., Class A	103,307	6,462,886
		420,940,331

Health Care Equipment & Services 5.2%
Abbott Laboratories	622,236	28,050,399
ABIOMED, Inc. *	14,350	1,692,870
Aetna, Inc.	128,350	16,526,346
Align Technology, Inc. *	26,270	2,699,505
AmerisourceBergen Corp.	60,359	5,523,452
Anthem, Inc.	94,091	15,508,079
Baxter International, Inc.	181,655	9,249,873
Becton Dickinson & Co.	76,129	13,935,413
Boston Scientific Corp. *	492,296	12,085,867
C.R. Bard, Inc.	26,274	6,443,436
Cardinal Health, Inc.	115,665	9,411,661
Centene Corp. *	62,473	4,404,346
Cerner Corp. *	108,877	5,992,590
Cigna Corp.	92,879	13,829,683
Danaher Corp.	220,102	18,829,726
DaVita, Inc. *	60,273	4,183,549
DENTSPLY SIRONA, Inc.	82,716	5,254,120
DexCom, Inc. *	32,089	2,508,076
Edwards Lifesciences Corp. *	78,142	7,348,474
Express Scripts Holding Co. *	225,938	15,962,520
HCA Holdings, Inc. *	106,985	9,333,371
Henry Schein, Inc. *	28,966	4,969,407
Hologic, Inc. *	103,282	4,191,184
Humana, Inc.	55,476	11,719,305
IDEXX Laboratories, Inc. *	34,235	4,962,021
Intuitive Surgical, Inc. *	14,380	10,598,060
Laboratory Corp. of America Holdings *	37,596	5,348,407
McKesson Corp.	76,777	11,526,531
MEDNAX, Inc. *	31,491	2,241,844
Medtronic plc	502,971	40,695,384
Patterson Cos., Inc.	29,217	1,327,913
Quest Diagnostics, Inc.	51,662	5,033,945
ResMed, Inc.	53,130	3,826,954
STERIS plc	30,700	2,152,991
Stryker Corp.	111,225	14,299,086
Teleflex, Inc.	17,304	3,308,179
The Cooper Cos., Inc.	17,436	3,472,205
UnitedHealth Group, Inc.	344,659	56,999,705
Universal Health Services, Inc., Class B	31,947	4,012,543

20
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Varex Imaging Corp. *	12,881	448,516
Varian Medical Systems, Inc. *	32,398	2,717,868
VCA, Inc. *	28,600	2,599,740
West Pharmaceutical Services, Inc.	24,540	2,023,814
Zimmer Biomet Holdings, Inc.	71,723	8,397,329
		415,646,287

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	92,380	4,604,219
Colgate-Palmolive Co.	322,325	23,523,278
Edgewell Personal Care Co. *	20,674	1,526,568
Herbalife Ltd. *(a)	21,759	1,229,166
Kimberly-Clark Corp.	128,842	17,078,007
Spectrum Brands Holdings, Inc.	9,391	1,274,547
The Clorox Co.	46,402	6,348,258
The Estee Lauder Cos., Inc., Class A	83,286	6,900,245
The Procter & Gamble Co.	976,142	88,897,252
		151,381,540

Insurance 3.0%
Aflac, Inc.	149,941	10,848,231
Alleghany Corp. *	5,807	3,750,161
American Financial Group, Inc.	25,877	2,433,991
American International Group, Inc.	351,704	22,480,920
Aon plc	95,649	11,061,807
Arch Capital Group Ltd. *	43,721	4,134,695
Arthur J. Gallagher & Co.	60,729	3,458,516
Assurant, Inc.	20,610	2,040,390
Axis Capital Holdings Ltd.	34,408	2,384,474
Brown & Brown, Inc.	43,147	1,859,636
Chubb Ltd.	169,116	23,366,758
Cincinnati Financial Corp.	52,431	3,825,366
CNA Financial Corp.	11,588	496,893
Erie Indemnity Co., Class A	5,161	612,146
Everest Re Group Ltd.	15,079	3,545,676
FNF Group	94,575	3,625,060
Lincoln National Corp.	82,073	5,758,242
Loews Corp.	98,127	4,610,006
Markel Corp. *	5,117	5,013,278
Marsh & McLennan Cos., Inc.	190,803	14,020,204
MetLife, Inc.	398,428	20,893,564
Principal Financial Group, Inc.	94,646	5,919,161
Prudential Financial, Inc.	154,798	17,111,371
Reinsurance Group of America, Inc.	23,164	3,012,710
RenaissanceRe Holdings Ltd.	14,846	2,191,863
The Allstate Corp.	133,330	10,954,393
The Hartford Financial Services Group, Inc.	133,080	6,506,281
The Progressive Corp.	216,026	8,463,899
The Travelers Cos., Inc.	104,127	12,728,484
Torchmark Corp.	41,021	3,180,358
Unum Group	86,566	4,227,018
W.R. Berkley Corp.	37,386	2,655,154
Willis Towers Watson plc	49,427	6,347,910
XL Group Ltd.	106,844	4,326,114
		237,844,730

Materials 3.1%
Air Products & Chemicals, Inc.	78,147	10,977,309
Albemarle Corp.	42,844	4,349,094
Ashland Global Holdings, Inc.	23,771	2,868,209
Avery Dennison Corp.	32,154	2,595,149
Axalta Coating Systems Ltd. *	76,500	2,226,915
Ball Corp.	63,242	4,650,184
Berry Plastics Group, Inc. *	44,250	2,227,103
Security	Number of Shares	Value ($)
Celanese Corp., Series A	54,236	4,836,224
CF Industries Holdings, Inc.	83,030	2,608,803
Crown Holdings, Inc. *	48,538	2,601,151
E.I. du Pont de Nemours & Co.	315,106	24,748,425
Eastman Chemical Co.	55,330	4,440,233
Ecolab, Inc.	95,325	11,817,440
FMC Corp.	52,551	3,027,989
Freeport-McMoRan, Inc. *	484,930	6,498,062
Huntsman Corp.	71,644	1,619,154
International Flavors & Fragrances, Inc.	28,540	3,587,478
International Paper Co.	146,936	7,743,527
LyondellBasell Industries N.V., Class A	124,082	11,321,242
Martin Marietta Materials, Inc.	22,990	4,964,691
Monsanto Co.	159,881	18,199,254
NewMarket Corp.	3,330	1,450,848
Newmont Mining Corp.	194,260	6,651,462
Nucor Corp.	111,882	7,000,457
Packaging Corp. of America	36,699	3,392,089
PPG Industries, Inc.	94,400	9,669,392
Praxair, Inc.	101,360	12,032,446
Reliance Steel & Aluminum Co.	26,231	2,220,454
Royal Gold, Inc.	28,966	1,913,204
RPM International, Inc.	52,047	2,773,585
Sealed Air Corp.	72,632	3,375,935
Sonoco Products Co.	36,260	1,933,383
Steel Dynamics, Inc.	85,800	3,140,280
The Dow Chemical Co.	406,455	25,305,888
The Mosaic Co.	128,773	4,016,430
The Sherwin-Williams Co.	28,640	8,836,586
The Valspar Corp.	24,592	2,735,122
Vulcan Materials Co.	47,315	5,706,662
W.R. Grace & Co.	25,943	1,837,802
Westlake Chemical Corp.	14,404	913,646
WestRock Co.	92,896	4,990,373
		247,803,680

Media 3.2%
CBS Corp., Class A	900	60,228
CBS Corp., Class B Non-Voting Shares	149,065	9,826,365
Charter Communications, Inc., Class A *	78,082	25,225,171
Comcast Corp., Class A	1,723,056	64,476,756
Discovery Communications, Inc., Class A *	51,326	1,476,136
Discovery Communications, Inc., Class C *	94,617	2,655,899
DISH Network Corp., Class A *	83,411	5,171,482
Liberty Broadband Corp., Class A *	5,994	505,054
Liberty Broadband Corp., Class C *	25,873	2,223,526
Liberty Global plc, Class A *	97,151	3,468,291
Liberty Global plc, Series C *	235,575	8,266,327
Liberty Media Corp. - Liberty SiriusXM, Class A *	34,654	1,362,942
Liberty Media Corp. - Liberty SiriusXM, Class C *	69,308	2,698,160
Live Nation Entertainment, Inc. *	45,692	1,298,110
News Corp., Class A	165,409	2,120,543
News Corp., Class B	36,064	476,045
Omnicom Group, Inc.	83,831	7,134,018
Scripps Networks Interactive, Inc., Class A	32,694	2,640,694
Sirius XM Holdings, Inc. (a)	629,158	3,202,414
TEGNA, Inc.	80,565	2,064,881
The Interpublic Group of Cos., Inc.	145,601	3,508,984
The Walt Disney Co.	534,129	58,802,262
Time Warner, Inc.	280,867	27,583,948
Tribune Media Co., Class A	21,483	741,593
Twenty-First Century Fox, Inc., Class A	392,112	11,731,991
Twenty-First Century Fox, Inc., Class B	168,667	4,950,376

21
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Viacom, Inc., Class A	1,200	54,660
Viacom, Inc., Class B	132,665	5,764,294
		259,491,150

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	585,097	36,182,398
Agilent Technologies, Inc.	118,068	6,056,888
Alexion Pharmaceuticals, Inc. *	84,132	11,042,325
Alkermes plc *	60,320	3,408,080
Allergan plc	137,591	33,685,029
Alnylam Pharmaceuticals, Inc. *	25,729	1,328,646
Amgen, Inc.	270,142	47,688,167
Biogen, Inc. *	78,481	22,649,617
BioMarin Pharmaceutical, Inc. *	62,828	5,901,434
Bioverativ, Inc. *	39,157	2,039,297
Bristol-Myers Squibb Co.	602,297	34,156,263
Celgene Corp. *	280,094	34,594,410
Eli Lilly & Co.	349,800	28,966,938
Endo International plc *	81,284	1,109,527
Gilead Sciences, Inc.	473,826	33,395,256
Illumina, Inc. *	55,075	9,219,555
Incyte Corp. *	63,680	8,475,808
Ionis Pharmaceuticals, Inc. *	43,547	2,167,334
Jazz Pharmaceuticals plc *	22,999	3,050,127
Johnson & Johnson	988,138	120,760,345
Mallinckrodt plc *	41,396	2,169,978
Merck & Co., Inc.	1,001,835	65,990,871
Mettler-Toledo International, Inc. *	10,072	4,796,488
Mylan N.V. *	174,167	7,288,889
OPKO Health, Inc. *(a)	146,303	1,227,482
PerkinElmer, Inc.	39,960	2,168,230
Perrigo Co., plc	51,646	3,861,571
Pfizer, Inc.	2,197,481	74,978,052
Quintiles IMS Holdings, Inc. *	51,391	3,977,149
Regeneron Pharmaceuticals, Inc. *	27,655	10,329,143
Seattle Genetics, Inc. *	37,494	2,461,481
Thermo Fisher Scientific, Inc.	143,829	22,678,957
United Therapeutics Corp. *	15,385	2,272,672
Vertex Pharmaceuticals, Inc. *	91,519	8,293,452
Waters Corp. *	28,891	4,477,816
Zoetis, Inc.	176,832	9,426,914
		672,276,589

Real Estate 3.5%
Alexandria Real Estate Equities, Inc.	32,541	3,882,467
American Campus Communities, Inc.	46,771	2,389,998
American Homes 4 Rent, Class A	84,954	2,019,357
American Tower Corp.	155,140	17,808,521
Apartment Investment & Management Co., Class A	58,459	2,720,097
AvalonBay Communities, Inc.	49,072	9,018,452
Boston Properties, Inc.	55,994	7,784,846
Brixmor Property Group, Inc.	86,004	2,007,333
Camden Property Trust	33,175	2,808,264
CBRE Group, Inc., Class A *	104,496	3,722,148
Crown Castle International Corp.	131,215	12,272,539
DDR Corp.	106,227	1,536,042
Digital Realty Trust, Inc.	57,585	6,219,180
Douglas Emmett, Inc.	56,270	2,269,932
Duke Realty Corp.	126,018	3,231,102
Equinix, Inc.	25,922	9,748,487
Equity LifeStyle Properties, Inc.	29,100	2,316,942
Equity Residential	131,731	8,308,274
Essex Property Trust, Inc.	25,090	5,888,623
Extra Space Storage, Inc.	46,992	3,721,297
Federal Realty Investment Trust	26,805	3,772,268
Security	Number of Shares	Value ($)
Forest City Realty Trust, Inc., Class A	85,900	1,962,815
Gaming & Leisure Properties, Inc.	72,550	2,321,600
GGP, Inc.	217,805	5,414,632
HCP, Inc.	166,203	5,449,796
Highwoods Properties, Inc.	33,115	1,738,206
Host Hotels & Resorts, Inc.	271,996	4,893,208
Iron Mountain, Inc.	86,366	3,139,404
Jones Lang LaSalle, Inc.	18,147	2,081,461
Kilroy Realty Corp.	34,628	2,671,550
Kimco Realty Corp.	155,264	3,765,152
Lamar Advertising Co., Class A	30,304	2,287,346
Liberty Property Trust	56,723	2,237,155
Mid-America Apartment Communities, Inc.	42,358	4,351,437
National Retail Properties, Inc.	53,493	2,420,023
Omega Healthcare Investors, Inc.	71,523	2,334,511
Park Hotels & Resorts, Inc.	41,247	1,053,448
Prologis, Inc.	188,319	9,613,685
Public Storage	54,323	12,356,310
Realogy Holdings Corp.	52,326	1,449,430
Realty Income Corp.	92,042	5,640,334
Regency Centers Corp.	38,564	2,712,977
SBA Communications Corp. *	46,568	5,391,177
Senior Housing Properties Trust	91,942	1,884,811
Simon Property Group, Inc.	114,333	21,083,005
SL Green Realty Corp.	35,123	3,957,660
Spirit Realty Capital, Inc.	177,060	1,945,889
Sun Communities, Inc.	23,740	1,966,384
Taubman Centers, Inc.	20,492	1,429,522
The Macerich Co.	43,277	2,916,004
UDR, Inc.	97,070	3,543,055
Ventas, Inc.	128,360	8,349,818
VEREIT, Inc.	358,690	3,253,318
Vornado Realty Trust	63,386	6,964,220
Weingarten Realty Investors	37,458	1,328,635
Welltower, Inc.	131,441	9,250,818
Weyerhaeuser Co.	272,056	9,173,728
WP Carey, Inc.	36,710	2,316,034
		278,094,727

Retailing 5.1%
Advance Auto Parts, Inc.	27,803	4,354,228
Amazon.com, Inc. *	143,825	121,537,878
AutoNation, Inc. *	24,019	1,102,472
AutoZone, Inc. *	10,124	7,456,832
Bed Bath & Beyond, Inc.	51,949	2,098,740
Best Buy Co., Inc.	97,811	4,316,399
Burlington Stores, Inc. *	25,970	2,311,590
CarMax, Inc. *	71,975	4,645,267
Dick's Sporting Goods, Inc.	34,533	1,690,390
Dollar General Corp.	91,915	6,711,633
Dollar Tree, Inc. *	84,277	6,462,360
Expedia, Inc.	44,491	5,296,209
Foot Locker, Inc.	47,869	3,622,247
Genuine Parts Co.	51,850	4,962,563
Kohl's Corp.	62,420	2,660,340
L Brands, Inc.	86,911	4,573,257
Liberty Interactive Corp. QVC Group, Class A *	158,965	3,001,259
Liberty Ventures, Series A *	28,146	1,234,484
LKQ Corp. *	113,370	3,580,225
Lowe's Cos., Inc.	314,667	23,401,785
Macy's, Inc.	114,333	3,798,142
Netflix, Inc. *	154,490	21,957,664
Nordstrom, Inc.	43,241	2,017,625
O'Reilly Automotive, Inc. *	33,479	9,096,579
Ross Stores, Inc.	149,588	10,258,745

22
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sally Beauty Holdings, Inc. *	54,291	1,187,344
Signet Jewelers Ltd.	24,603	1,564,505
Staples, Inc.	222,792	2,002,900
Target Corp.	205,331	12,067,303
The Gap, Inc.	78,247	1,942,091
The Home Depot, Inc.	443,429	64,257,296
The Michaels Cos., Inc. *	40,720	818,065
The Priceline Group, Inc. *	17,808	30,703,307
The TJX Cos., Inc.	234,498	18,396,368
Tiffany & Co.	37,378	3,433,917
Tractor Supply Co.	48,683	3,452,112
TripAdvisor, Inc. *	41,105	1,704,624
Ulta Salon, Cosmetics & Fragrance, Inc. *	22,361	6,114,168
Urban Outfitters, Inc. *	37,189	968,030
Williams-Sonoma, Inc.	28,873	1,402,939
		412,163,882

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	274,545	3,969,921
Analog Devices, Inc.	111,459	9,131,836
Applied Materials, Inc.	390,852	14,156,659
Broadcom Ltd.	144,582	30,496,681
First Solar, Inc. *(a)	27,141	982,233
Intel Corp.	1,711,811	61,967,558
KLA-Tencor Corp.	62,016	5,588,882
Lam Research Corp.	57,193	6,779,658
Linear Technology Corp.	83,667	5,403,215
Marvell Technology Group Ltd.	183,988	2,870,213
Maxim Integrated Products, Inc.	100,214	4,439,480
Microchip Technology, Inc.	77,560	5,624,651
Micron Technology, Inc. *	379,231	8,889,175
NVIDIA Corp.	199,426	20,237,750
Qorvo, Inc. *	44,602	2,948,192
QUALCOMM, Inc.	534,739	30,202,059
Skyworks Solutions, Inc.	68,496	6,494,106
Texas Instruments, Inc.	363,798	27,874,203
Xilinx, Inc.	91,372	5,374,501
		253,430,973

Software & Services 12.6%
Accenture plc, Class A	225,491	27,622,648
Activision Blizzard, Inc.	243,340	10,981,934
Adobe Systems, Inc. *	178,256	21,094,815
Akamai Technologies, Inc. *	64,156	4,016,166
Alliance Data Systems Corp.	20,230	4,915,485
Alphabet, Inc., Class A *	107,367	90,717,599
Alphabet, Inc., Class C *	107,942	88,858,934
Amdocs Ltd.	54,594	3,311,126
ANSYS, Inc. *	31,404	3,352,691
Autodesk, Inc. *	70,505	6,084,582
Automatic Data Processing, Inc.	163,970	16,826,601
Broadridge Financial Solutions, Inc.	47,284	3,278,200
CA, Inc.	111,985	3,613,756
Cadence Design Systems, Inc. *	111,697	3,451,437
CDK Global, Inc.	55,362	3,677,698
Citrix Systems, Inc. *	54,810	4,327,250
Cognizant Technology Solutions Corp., Class A *	222,488	13,186,864
Computer Sciences Corp.	49,182	3,371,918
Conduent, Inc. *	67,093	1,079,526
CoStar Group, Inc. *	11,488	2,334,132
CSRA, Inc.	49,182	1,466,607
Dell Technologies, Inc., Class V *	84,168	5,343,826
eBay, Inc. *	380,028	12,882,949
Electronic Arts, Inc. *	111,489	9,643,799
Facebook, Inc., Class A *	847,944	114,930,330
Security	Number of Shares	Value ($)
Fidelity National Information Services, Inc.	118,626	9,759,361
Fiserv, Inc. *	80,314	9,268,236
FleetCor Technologies, Inc. *	33,651	5,720,670
Fortinet, Inc. *	48,803	1,822,792
Gartner, Inc. *	28,663	2,958,308
Global Payments, Inc.	54,985	4,381,755
IAC/InterActiveCorp *	26,187	1,936,267
International Business Machines Corp.	315,054	56,653,010
Intuit, Inc.	90,826	11,393,213
Jack Henry & Associates, Inc.	28,828	2,703,202
Leidos Holdings, Inc.	52,240	2,784,392
MasterCard, Inc., Class A	345,800	38,197,068
Microsoft Corp.	2,828,929	180,994,877
Nuance Communications, Inc. *	91,483	1,557,955
Oracle Corp.	1,091,765	46,498,271
Paychex, Inc.	118,925	7,304,374
PayPal Holdings, Inc. *	405,533	17,032,386
Red Hat, Inc. *	65,684	5,439,292
Sabre Corp.	85,839	1,880,733
salesforce.com, Inc. *	230,184	18,725,468
ServiceNow, Inc. *	59,265	5,151,314
Splunk, Inc. *	49,771	3,072,364
SS&C Technologies Holdings, Inc.	67,313	2,357,301
Symantec Corp.	223,880	6,396,252
Synopsys, Inc. *	56,510	4,037,074
Teradata Corp. *	46,119	1,434,301
The Ultimate Software Group, Inc. *	10,390	2,009,322
The Western Union Co.	174,014	3,417,635
Total System Services, Inc.	57,826	3,150,360
Twitter, Inc. *	217,866	3,435,747
Tyler Technologies, Inc. *	12,020	1,822,833
Vantiv, Inc., Class A *	55,810	3,648,858
VeriSign, Inc. *	30,706	2,532,324
Visa, Inc., Class A	679,572	59,761,562
VMware, Inc., Class A *(a)	26,983	2,425,502
Workday, Inc., Class A *	46,436	3,850,937
Yahoo! Inc. *	321,181	14,665,124
Zillow Group, Inc., Class A *	17,580	591,215
Zillow Group, Inc., Class C *	42,220	1,432,947
		1,012,575,475

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	108,592	7,515,652
Apple, Inc.	1,935,561	265,152,501
Arista Networks, Inc. *	15,050	1,790,799
Arrow Electronics, Inc. *	34,354	2,480,359
Avnet, Inc.	48,518	2,235,709
CDW Corp.	57,154	3,366,371
Cisco Systems, Inc.	1,822,881	62,306,073
CommScope Holding Co., Inc. *	68,652	2,612,209
Corning, Inc.	343,103	9,473,074
F5 Networks, Inc. *	23,293	3,337,188
FLIR Systems, Inc.	49,205	1,806,316
Harris Corp.	47,002	5,165,520
Hewlett Packard Enterprise Co.	609,098	13,899,616
HP, Inc.	628,934	10,924,584
Jabil Circuit, Inc.	65,642	1,674,527
Juniper Networks, Inc.	134,845	3,775,660
Keysight Technologies, Inc. *	58,320	2,192,832
Motorola Solutions, Inc.	58,804	4,643,752
National Instruments Corp.	34,473	1,111,409
NCR Corp. *	43,223	2,077,730
NetApp, Inc.	99,285	4,153,092
Palo Alto Networks, Inc. *	32,306	4,907,281
Seagate Technology plc	106,201	5,117,826
TE Connectivity Ltd.	132,154	9,841,508
Trimble, Inc. *	98,444	3,054,717

23
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Western Digital Corp.	104,486	8,032,884
Xerox Corp.	339,295	2,524,355
		445,173,544

Telecommunication Services 2.3%
AT&T, Inc.	2,234,533	93,381,134
CenturyLink, Inc.	197,467	4,790,550
Frontier Communications Corp. (a)	452,338	1,325,350
Level 3 Communications, Inc. *	107,307	6,143,326
Sprint Corp. *	230,240	2,028,414
T-Mobile US, Inc. *	104,755	6,550,330
Verizon Communications, Inc.	1,487,183	73,808,892
Zayo Group Holdings, Inc. *	35,557	1,120,757
		189,148,753

Transportation 2.2%
Alaska Air Group, Inc.	43,655	4,270,332
AMERCO	1,500	579,450
American Airlines Group, Inc.	190,400	8,826,944
Avis Budget Group, Inc. *	35,760	1,236,581
C.H. Robinson Worldwide, Inc.	52,474	4,217,335
CSX Corp.	348,825	16,938,942
Delta Air Lines, Inc.	260,346	12,999,076
Expeditors International of Washington, Inc.	64,255	3,622,697
FedEx Corp.	86,836	16,757,611
Genesee & Wyoming, Inc., Class A *	24,162	1,791,371
Hertz Global Holdings, Inc. *	30,776	699,231
J.B. Hunt Transport Services, Inc.	35,449	3,480,028
JetBlue Airways Corp. *	108,886	2,173,365
Kansas City Southern	37,081	3,286,489
Macquarie Infrastructure Corp.	25,873	1,990,669
Norfolk Southern Corp.	108,712	13,157,413
Old Dominion Freight Line, Inc. *	25,673	2,355,755
Southwest Airlines Co.	231,496	13,380,469
Union Pacific Corp.	299,165	32,291,870
United Continental Holdings, Inc. *	108,349	8,027,577
United Parcel Service, Inc., Class B	249,632	26,401,080
		178,484,285

Utilities 3.2%
AES Corp.	253,922	2,925,181
Alliant Energy Corp.	84,884	3,351,220
Ameren Corp.	85,885	4,697,051
American Electric Power Co., Inc.	178,523	11,955,685
American Water Works Co., Inc.	64,829	5,056,662
Aqua America, Inc.	69,665	2,211,167
Atmos Energy Corp.	35,364	2,768,648
Avangrid, Inc.	22,136	967,786
Calpine Corp. *	119,904	1,404,076
CenterPoint Energy, Inc.	163,570	4,468,732
CMS Energy Corp.	103,487	4,607,241
Consolidated Edison, Inc.	110,813	8,537,034
Dominion Resources, Inc.	228,134	17,712,324
DTE Energy Co.	65,598	6,650,325
Duke Energy Corp.	253,992	20,967,040
Edison International	118,883	9,479,730
Entergy Corp.	63,345	4,856,028
Eversource Energy	115,498	6,775,113
Exelon Corp.	335,425	12,313,452
FirstEnergy Corp.	152,391	4,942,040
National Fuel Gas Co.	28,582	1,723,495
NextEra Energy, Inc.	170,361	22,317,291
NiSource, Inc.	109,176	2,610,398
NRG Energy, Inc.	128,540	2,128,622
Security	Number of Shares	Value ($)
OGE Energy Corp.	68,520	2,523,592
PG&E Corp.	179,622	11,989,768
Pinnacle West Capital Corp.	42,147	3,464,062
PPL Corp.	240,791	8,880,372
Public Service Enterprise Group, Inc.	185,934	8,549,245
SCANA Corp.	54,871	3,805,304
Sempra Energy	92,620	10,215,060
The Southern Co.	351,995	17,888,386
UGI Corp.	64,049	3,089,083
WEC Energy Group, Inc.	114,914	6,925,867
Westar Energy, Inc.	51,668	2,789,039
Xcel Energy, Inc.	188,895	8,256,600
		253,802,719
Total Common Stock
(Cost $6,517,040,189)		8,027,441,194

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)	5,527,938	5,527,938

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)	18,344,325	18,344,325
Total Other Investment Companies
(Cost $23,872,263)		23,872,263

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $6,544,247,913 and the unrealized appreciation and depreciation were $1,614,980,732 and ($107,915,188), respectively, with a net unrealized appreciation of $1,507,065,544.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,593,504.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	145	17,130,300	227,964

24
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	3,051,980,239	3,787,249,756
0.6%	Other Investment Companies	22,855,688	22,855,688
100.3%	Total Investments	3,074,835,927	3,810,105,444
(0.3%)	Other Assets and Liabilities, Net		(13,056,018)
100.0%	Net Assets		3,797,049,426

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.5%
BorgWarner, Inc.	71,550	3,018,694
Lear Corp.	25,429	3,610,664
Tesla, Inc. *(a)	44,670	11,167,053
		17,796,411

Banks 0.5%
CIT Group, Inc.	71,626	3,072,755
East West Bancorp, Inc.	52,842	2,859,809
First Republic Bank	54,810	5,142,822
Signature Bank *	18,915	2,979,302
SVB Financial Group *	18,363	3,505,313
Zions Bancorp	75,083	3,371,227
		20,931,228

Capital Goods 7.0%
3M Co.	217,236	40,481,929
A.O. Smith Corp.	52,184	2,627,986
Acuity Brands, Inc.	15,638	3,304,309
Allegion plc	36,607	2,657,302
AMETEK, Inc.	82,195	4,436,064
B/E Aerospace, Inc.	37,080	2,358,288
Carlisle Cos., Inc.	22,183	2,291,504
Colfax Corp. *	34,753	1,322,352
Cummins, Inc.	55,156	8,190,114
Deere & Co.	104,957	11,491,742
Dover Corp.	55,141	4,416,794
Fastenal Co.	103,468	5,176,504
Flowserve Corp.	47,551	2,208,744
Fortive Corp.	109,776	6,328,586
Fortune Brands Home & Security, Inc.	55,208	3,192,679
HD Supply Holdings, Inc. *	71,569	3,077,467
Hubbell, Inc.	18,048	2,140,854
Huntington Ingalls Industries, Inc.	16,466	3,597,821
IDEX Corp.	27,761	2,559,287
Jacobs Engineering Group, Inc.	44,754	2,524,573
Lennox International, Inc.	13,902	2,288,547
Lockheed Martin Corp.	90,522	24,131,355
Nordson Corp.	19,010	2,281,960
Northrop Grumman Corp.	64,100	15,838,469
Owens Corning	40,524	2,370,249
PACCAR, Inc.	125,116	8,359,000
Pentair plc	59,513	3,455,325
Quanta Services, Inc. *	56,514	2,109,102
Security	Number of Shares	Value ($)
Roper Technologies, Inc.	35,907	7,511,744
Sensata Technologies Holding N.V. *	61,430	2,521,701
Snap-on, Inc.	20,843	3,536,432
Spirit AeroSystems Holdings, Inc., Class A	47,569	2,930,726
Stanley Black & Decker, Inc.	54,287	6,902,592
Textron, Inc.	96,682	4,573,059
The Boeing Co.	207,376	37,375,376
The Middleby Corp. *	20,453	2,837,036
The Toro Co.	38,260	2,303,635
TransDigm Group, Inc.	17,928	4,557,298
Trinity Industries, Inc.	53,444	1,434,437
United Rentals, Inc. *	29,872	3,824,512
W.W. Grainger, Inc.	19,750	4,897,210
WABCO Holdings, Inc. *	18,922	2,124,562
Wabtec Corp.	32,142	2,575,217
		265,124,443

Commercial & Professional Services 1.0%
Cintas Corp.	31,128	3,673,415
Copart, Inc. *	36,367	2,150,744
Equifax, Inc.	42,902	5,624,881
IHS Markit Ltd. *	116,432	4,633,994
KAR Auction Services, Inc.	48,316	2,165,523
Nielsen Holdings plc	120,290	5,336,065
Robert Half International, Inc.	47,485	2,290,677
Rollins, Inc.	35,427	1,295,211
Stericycle, Inc. *	30,354	2,515,740
The Dun & Bradstreet Corp.	13,445	1,418,985
TransUnion *	31,610	1,172,415
Verisk Analytics, Inc. *	57,708	4,785,147
		37,062,797

Consumer Durables & Apparel 2.0%
Carter's, Inc.	17,035	1,499,250
D.R. Horton, Inc.	121,461	3,886,752
Hanesbrands, Inc.	136,979	2,740,950
Harman International Industries, Inc.	24,557	2,741,052
Lennar Corp., B Shares	3,450	135,620
Lennar Corp., Class A	75,981	3,707,113
Lululemon Athletica, Inc. *	37,231	2,429,695
Michael Kors Holdings Ltd. *	60,033	2,191,204
Mohawk Industries, Inc. *	22,225	5,030,851
NIKE, Inc., Class B	482,492	27,579,243
NVR, Inc. *	1,314	2,542,551
Polaris Industries, Inc. (a)	20,916	1,782,252
PVH Corp.	29,108	2,666,293
Ralph Lauren Corp.	19,617	1,556,217
Toll Brothers, Inc. *	52,305	1,785,693
Under Armour, Inc., Class A *(a)	65,319	1,346,878
Under Armour, Inc., Class C *	65,879	1,222,714
VF Corp.	119,372	6,261,061
Whirlpool Corp.	26,622	4,754,423
		75,859,812

25
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consumer Services 2.3%
Chipotle Mexican Grill, Inc. *	10,317	4,320,141
Domino's Pizza, Inc.	17,196	3,263,973
Dunkin' Brands Group, Inc.	31,307	1,722,198
Hilton Grand Vacations, Inc. *	20,499	613,740
Hilton Worldwide Holdings, Inc.	68,380	3,911,336
Las Vegas Sands Corp.	132,216	7,000,837
Marriott International, Inc., Class A	116,084	10,098,147
MGM Resorts International *	174,268	4,581,506
Norwegian Cruise Line Holdings Ltd. *	57,597	2,920,168
Royal Caribbean Cruises Ltd.	60,046	5,770,421
Starbucks Corp.	524,635	29,835,992
Vail Resorts, Inc.	14,286	2,588,337
Wynn Resorts Ltd.	29,446	2,831,233
Yum! Brands, Inc.	124,571	8,136,978
		87,595,007

Diversified Financials 7.2%
Affiliated Managers Group, Inc.	20,018	3,361,623
American Express Co.	276,931	22,171,096
Ameriprise Financial, Inc.	57,507	7,562,171
Berkshire Hathaway, Inc., Class B *	683,581	117,179,455
BlackRock, Inc.	43,517	16,861,097
CBOE Holdings, Inc.	28,304	2,209,127
E*TRADE Financial Corp. *	97,426	3,362,171
FactSet Research Systems, Inc.	14,578	2,593,426
Intercontinental Exchange, Inc.	214,700	12,265,811
Leucadia National Corp.	119,236	3,174,062
MarketAxess Holdings, Inc.	13,220	2,580,941
Moody's Corp.	60,298	6,715,388
Morgan Stanley	520,360	23,764,841
MSCI, Inc.	34,459	3,259,477
OneMain Holdings, Inc. *	20,677	579,370
Raymond James Financial, Inc.	46,990	3,691,534
S&P Global, Inc.	94,130	12,187,011
SEI Investments Co.	49,490	2,491,822
T. Rowe Price Group, Inc.	87,978	6,264,913
TD Ameritrade Holding Corp.	86,172	3,369,325
The Charles Schwab Corp. (b)	432,835	17,490,862
		273,135,523

Energy 3.8%
Anadarko Petroleum Corp.	201,626	13,035,121
Antero Resources Corp. *	54,661	1,310,771
Baker Hughes, Inc.	152,305	9,180,945
Cabot Oil & Gas Corp.	168,327	3,686,361
Cheniere Energy, Inc. *	84,932	4,080,983
Cimarex Energy Co.	34,283	4,310,059
Concho Resources, Inc. *	52,053	6,894,420
Continental Resources, Inc. *	30,778	1,391,166
Core Laboratories N.V.	15,899	1,819,163
Diamondback Energy, Inc. *	32,226	3,250,314
EOG Resources, Inc.	207,887	20,162,960
EQT Corp.	62,372	3,735,459
Halliburton Co.	313,508	16,760,138
Parsley Energy, Inc., Class A *	78,233	2,377,501
Pioneer Natural Resources Co.	60,636	11,276,477
Schlumberger Ltd.	501,592	40,307,933
Weatherford International plc *	356,398	2,017,213
		145,596,984

Food & Staples Retailing 2.5%
Casey's General Stores, Inc.	13,876	1,589,912
Costco Wholesale Corp.	157,395	27,887,246
Security	Number of Shares	Value ($)
CVS Health Corp.	383,977	30,940,867
Rite Aid Corp. *	373,336	2,240,016
US Foods Holding Corp. *	32,361	891,546
Walgreens Boots Alliance, Inc.	307,988	26,604,003
Whole Foods Market, Inc.	113,091	3,468,501
		93,622,091

Food, Beverage & Tobacco 1.4%
Brown-Forman Corp., Class A	22,986	1,145,852
Brown-Forman Corp., Class B	62,412	3,043,209
Constellation Brands, Inc., Class A	63,728	10,120,644
Mead Johnson Nutrition Co.	66,212	5,812,751
Monster Beverage Corp. *	144,531	5,989,365
Post Holdings, Inc. *	22,776	1,864,671
The Hain Celestial Group, Inc. *	37,917	1,341,503
The Hershey Co.	49,986	5,415,983
The J.M. Smucker Co.	41,024	5,814,332
The WhiteWave Foods Co. *	65,342	3,599,037
TreeHouse Foods, Inc. *	21,878	1,861,380
Tyson Foods, Inc., Class A	106,394	6,656,009
		52,664,736

Health Care Equipment & Services 8.5%
ABIOMED, Inc. *	14,102	1,663,613
Aetna, Inc.	127,962	16,476,387
Align Technology, Inc. *	26,522	2,725,401
AmerisourceBergen Corp.	59,959	5,486,848
Becton Dickinson & Co.	76,643	14,029,501
C.R. Bard, Inc.	26,574	6,517,008
Centene Corp. *	60,311	4,251,925
Cerner Corp. *	107,914	5,939,587
Cigna Corp.	92,741	13,809,135
Danaher Corp.	219,087	18,742,893
DaVita, Inc. *	56,623	3,930,202
DENTSPLY SIRONA, Inc.	83,327	5,292,931
DexCom, Inc. *	29,966	2,342,143
Edwards Lifesciences Corp. *	76,190	7,164,908
Express Scripts Holding Co. *	222,779	15,739,336
HCA Holdings, Inc. *	105,681	9,219,610
Henry Schein, Inc. *	29,172	5,004,748
Hologic, Inc. *	98,942	4,015,066
Humana, Inc.	53,667	11,337,154
IDEXX Laboratories, Inc. *	33,309	4,827,806
Intuitive Surgical, Inc. *	13,885	10,233,245
Laboratory Corp. of America Holdings *	38,629	5,495,362
McKesson Corp.	76,719	11,517,823
MEDNAX, Inc. *	32,008	2,278,650
Medtronic plc	496,909	40,204,907
ResMed, Inc.	51,812	3,732,018
STERIS plc	30,368	2,129,708
Stryker Corp.	111,087	14,281,345
Teleflex, Inc.	15,484	2,960,231
The Cooper Cos., Inc.	17,217	3,428,593
UnitedHealth Group, Inc.	342,203	56,593,532
Universal Health Services, Inc., Class B	32,827	4,123,071
Varex Imaging Corp. *	13,330	464,151
Varian Medical Systems, Inc. *	33,667	2,824,325
VCA, Inc. *	28,504	2,591,014
West Pharmaceutical Services, Inc.	25,740	2,122,778
		323,496,955

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	91,537	4,562,204
Herbalife Ltd. *(a)	25,365	1,432,869
Spectrum Brands Holdings, Inc.	8,577	1,164,070

26
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Clorox Co.	46,818	6,405,171
The Estee Lauder Cos., Inc., Class A	80,077	6,634,379
		20,198,693

Insurance 1.0%
Alleghany Corp. *	5,518	3,563,524
Aon plc	95,060	10,993,689
Arch Capital Group Ltd. *	44,600	4,217,822
Erie Indemnity Co., Class A	6,469	767,288
Everest Re Group Ltd.	14,668	3,449,034
Markel Corp. *	4,855	4,756,589
RenaissanceRe Holdings Ltd.	14,407	2,127,050
W.R. Berkley Corp.	35,365	2,511,622
Willis Towers Watson plc	47,118	6,051,365
		38,437,983

Materials 2.8%
Axalta Coating Systems Ltd. *	77,398	2,253,056
Ball Corp.	62,500	4,595,625
Berry Plastics Group, Inc. *	47,091	2,370,090
Crown Holdings, Inc. *	49,897	2,673,980
Ecolab, Inc.	93,682	11,613,758
FMC Corp.	49,818	2,870,513
International Flavors & Fragrances, Inc.	28,004	3,520,103
Martin Marietta Materials, Inc.	23,161	5,001,618
Monsanto Co.	159,169	18,118,207
NewMarket Corp.	3,164	1,378,523
Packaging Corp. of America	34,707	3,207,968
PPG Industries, Inc.	94,738	9,704,013
Praxair, Inc.	101,893	12,095,718
Royal Gold, Inc.	22,976	1,517,565
The Sherwin-Williams Co.	29,200	9,009,368
The Valspar Corp.	26,203	2,914,298
Vulcan Materials Co.	47,654	5,747,549
W.R. Grace & Co.	25,306	1,792,677
WestRock Co.	90,039	4,836,895
		105,221,524

Media 4.7%
Charter Communications, Inc., Class A *	77,799	25,133,745
Comcast Corp., Class A	1,717,051	64,252,049
Discovery Communications, Inc., Class A *	58,150	1,672,394
Discovery Communications, Inc., Class C *	76,565	2,149,180
DISH Network Corp., Class A *	82,636	5,123,432
Liberty Broadband Corp., Class A *	10,830	912,536
Liberty Global plc, Class A *	94,288	3,366,082
Liberty Global plc, Series C *	230,381	8,084,069
Liberty Media Corp. - Liberty SiriusXM, Class A *	33,480	1,316,768
Liberty Media Corp. - Liberty SiriusXM, Class C *	60,171	2,342,457
Live Nation Entertainment, Inc. *	47,968	1,362,771
Scripps Networks Interactive, Inc., Class A	33,342	2,693,033
Sirius XM Holdings, Inc. (a)	619,344	3,152,461
The Walt Disney Co.	527,748	58,099,777
		179,660,754

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Alexion Pharmaceuticals, Inc. *	80,883	10,615,894
Alkermes plc *	55,612	3,142,078
Allergan plc	135,095	33,073,958
Alnylam Pharmaceuticals, Inc. *	25,808	1,332,725
Amgen, Inc.	268,366	47,374,650
Biogen, Inc. *	78,636	22,694,350
Security	Number of Shares	Value ($)
BioMarin Pharmaceutical, Inc. *	60,965	5,726,442
Bioverativ, Inc. *	39,318	2,047,681
Celgene Corp. *	278,543	34,402,846
Endo International plc *	71,687	978,528
Gilead Sciences, Inc.	474,139	33,417,317
Illumina, Inc. *	53,180	8,902,332
Incyte Corp. *	63,114	8,400,473
Ionis Pharmaceuticals, Inc. *	43,502	2,165,095
Jazz Pharmaceuticals plc *	21,959	2,912,203
Mallinckrodt plc *	38,400	2,012,928
Mettler-Toledo International, Inc. *	9,486	4,517,423
Mylan N.V. *	167,271	7,000,291
OPKO Health, Inc. *(a)	125,393	1,052,047
Perrigo Co., plc	51,451	3,846,991
Regeneron Pharmaceuticals, Inc. *	27,281	10,189,453
Seattle Genetics, Inc. *	34,135	2,240,963
Thermo Fisher Scientific, Inc.	142,368	22,448,586
United Therapeutics Corp. *	15,569	2,299,853
Vertex Pharmaceuticals, Inc. *	89,235	8,086,476
Waters Corp. *	28,650	4,440,463
Zoetis, Inc.	178,202	9,499,949
		294,821,995

Real Estate 4.6%
Alexandria Real Estate Equities, Inc.	31,198	3,722,233
American Campus Communities, Inc.	45,572	2,328,729
American Tower Corp.	154,210	17,701,766
AvalonBay Communities, Inc.	49,877	9,166,395
Boston Properties, Inc.	54,597	7,590,621
CBRE Group, Inc., Class A *	105,697	3,764,927
Crown Castle International Corp.	129,041	12,069,205
Digital Realty Trust, Inc.	59,924	6,471,792
Equinix, Inc.	25,794	9,700,350
Equity LifeStyle Properties, Inc.	28,504	2,269,489
Essex Property Trust, Inc.	23,359	5,482,357
Extra Space Storage, Inc.	44,381	3,514,531
Federal Realty Investment Trust	25,416	3,576,794
Highwoods Properties, Inc.	35,796	1,878,932
Jones Lang LaSalle, Inc.	15,846	1,817,536
Kilroy Realty Corp.	34,660	2,674,019
Mid-America Apartment Communities, Inc.	41,320	4,244,804
Park Hotels & Resorts, Inc.	40,998	1,047,089
Public Storage	53,418	12,150,458
Realogy Holdings Corp.	50,453	1,397,548
SBA Communications Corp. *	44,739	5,179,434
Simon Property Group, Inc.	112,473	20,740,021
SL Green Realty Corp.	35,924	4,047,916
Sun Communities, Inc.	27,162	2,249,829
Taubman Centers, Inc.	21,051	1,468,518
The Macerich Co.	42,888	2,889,794
Ventas, Inc.	128,287	8,345,069
Vornado Realty Trust	61,513	6,758,433
Welltower, Inc.	131,242	9,236,812
		173,485,401

Retailing 9.8%
Advance Auto Parts, Inc.	26,632	4,170,838
Amazon.com, Inc. *	142,155	120,126,661
AutoNation, Inc. *	23,368	1,072,591
AutoZone, Inc. *	10,381	7,646,126
Bed Bath & Beyond, Inc.	55,768	2,253,027
Burlington Stores, Inc. *	25,722	2,289,515
CarMax, Inc. *	69,671	4,496,566
Dick's Sporting Goods, Inc.	30,678	1,501,688
Dollar General Corp.	92,515	6,755,445

27
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	85,085	6,524,318
Expedia, Inc.	43,863	5,221,452
L Brands, Inc.	85,876	4,518,795
Liberty Interactive Corp. QVC Group, Class A *	160,887	3,037,547
Liberty Ventures, Series A *	29,558	1,296,414
LKQ Corp. *	111,850	3,532,223
Lowe's Cos., Inc.	312,737	23,258,251
Netflix, Inc. *	154,477	21,955,816
O'Reilly Automotive, Inc. *	33,769	9,175,375
Ross Stores, Inc.	140,890	9,662,236
Sally Beauty Holdings, Inc. *	49,620	1,085,189
Signet Jewelers Ltd.	25,423	1,616,649
The Home Depot, Inc.	438,607	63,558,540
The Michaels Cos., Inc. *	43,726	878,455
The Priceline Group, Inc. *	17,740	30,586,066
The TJX Cos., Inc.	235,372	18,464,933
Tiffany & Co.	38,685	3,553,991
Tractor Supply Co.	47,394	3,360,709
TripAdvisor, Inc. *	40,601	1,683,723
Ulta Salon, Cosmetics & Fragrance, Inc. *	20,820	5,692,813
Urban Outfitters, Inc. *	33,881	881,922
Williams-Sonoma, Inc.	30,359	1,475,144
		371,333,018

Semiconductors & Semiconductor Equipment 2.5%
Broadcom Ltd.	142,914	30,144,850
Lam Research Corp.	59,116	7,007,611
NVIDIA Corp.	193,777	19,664,490
Qorvo, Inc. *	45,659	3,018,060
QUALCOMM, Inc.	530,888	29,984,554
Skyworks Solutions, Inc.	67,893	6,436,935
		96,256,500

Software & Services 17.7%
Accenture plc, Class A	223,690	27,402,025
Activision Blizzard, Inc.	243,864	11,005,582
Adobe Systems, Inc. *	178,375	21,108,898
Akamai Technologies, Inc. *	63,653	3,984,678
Alliance Data Systems Corp.	20,975	5,096,506
Alphabet, Inc., Class A *	106,543	90,021,377
Alphabet, Inc., Class C *	107,033	88,110,636
ANSYS, Inc. *	30,878	3,296,535
Autodesk, Inc. *	69,784	6,022,359
Automatic Data Processing, Inc.	163,071	16,734,346
Cadence Design Systems, Inc. *	105,386	3,256,427
CDK Global, Inc.	54,343	3,610,005
Citrix Systems, Inc. *	55,758	4,402,094
Cognizant Technology Solutions Corp., Class A *	216,488	12,831,244
CoStar Group, Inc. *	11,550	2,346,729
Dell Technologies, Inc., Class V *	82,808	5,257,480
eBay, Inc. *	375,447	12,727,653
Electronic Arts, Inc. *	108,635	9,396,928
Facebook, Inc., Class A *	842,979	114,257,374
Fidelity National Information Services, Inc.	116,637	9,595,726
Fiserv, Inc. *	78,606	9,071,132
FleetCor Technologies, Inc. *	34,071	5,792,070
Fortinet, Inc. *	54,466	2,034,305
Gartner, Inc. *	30,406	3,138,203
Global Payments, Inc.	55,736	4,441,602
IAC/InterActiveCorp *	25,265	1,868,094
Intuit, Inc.	87,470	10,972,237
Jack Henry & Associates, Inc.	29,093	2,728,051
MasterCard, Inc., Class A	344,798	38,086,387
Nuance Communications, Inc. *	92,745	1,579,447
Security	Number of Shares	Value ($)
PayPal Holdings, Inc. *	402,291	16,896,222
Red Hat, Inc. *	65,741	5,444,012
Sabre Corp.	72,933	1,597,962
salesforce.com, Inc. *	229,249	18,649,406
ServiceNow, Inc. *	59,618	5,181,997
Splunk, Inc. *	48,759	3,009,893
SS&C Technologies Holdings, Inc.	63,421	2,221,003
Synopsys, Inc. *	53,211	3,801,394
The Ultimate Software Group, Inc. *	10,156	1,964,069
Total System Services, Inc.	59,722	3,253,655
Twitter, Inc. *	216,676	3,416,981
Tyler Technologies, Inc. *	11,538	1,749,738
Vantiv, Inc., Class A *	55,860	3,652,127
VeriSign, Inc. *	32,277	2,661,884
Visa, Inc., Class A	673,432	59,221,610
VMware, Inc., Class A *(a)	26,388	2,372,017
Workday, Inc., Class A *	43,295	3,590,454
Zillow Group, Inc., Class A *	17,066	573,930
Zillow Group, Inc., Class C *	36,646	1,243,765
		670,678,249

Technology Hardware & Equipment 7.8%
Amphenol Corp., Class A	109,376	7,569,913
Apple, Inc.	1,921,262	263,193,681
Arista Networks, Inc. *	14,486	1,723,689
CDW Corp.	56,779	3,344,283
CommScope Holding Co., Inc. *	70,630	2,687,471
F5 Networks, Inc. *	23,704	3,396,072
FLIR Systems, Inc.	51,491	1,890,235
Juniper Networks, Inc.	140,801	3,942,428
Palo Alto Networks, Inc. *	33,088	5,026,067
Trimble, Inc. *	90,052	2,794,314
		295,568,153

Telecommunication Services 0.3%
Level 3 Communications, Inc. *	104,126	5,961,213
T-Mobile US, Inc. *	102,866	6,432,211
		12,393,424

Transportation 3.5%
Alaska Air Group, Inc.	45,420	4,442,984
AMERCO	1,675	647,053
Avis Budget Group, Inc. *	32,495	1,123,677
C.H. Robinson Worldwide, Inc.	51,303	4,123,222
Delta Air Lines, Inc.	266,969	13,329,762
FedEx Corp.	87,375	16,861,628
Genesee & Wyoming, Inc., Class A *	20,953	1,553,456
Hertz Global Holdings, Inc. *	26,781	608,464
J.B. Hunt Transport Services, Inc.	31,667	3,108,749
JetBlue Airways Corp. *	114,828	2,291,967
Kansas City Southern	38,347	3,398,695
Macquarie Infrastructure Corp.	27,267	2,097,923
Old Dominion Freight Line, Inc. *	25,396	2,330,337
Southwest Airlines Co.	221,143	12,782,065
Union Pacific Corp.	296,947	32,052,459
United Continental Holdings, Inc. *	104,830	7,766,855
United Parcel Service, Inc., Class B	249,108	26,345,662
		134,864,958

Utilities 0.0%
Calpine Corp. *	123,238	1,443,117
Total Common Stock
(Cost $3,051,980,239)		3,787,249,756

28
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.6% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)	5,842,313	5,842,313

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)	17,013,375	17,013,375
Total Other Investment Companies
(Cost $22,855,688)		22,855,688

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $3,076,800,255 and the unrealized appreciation and depreciation were $791,847,521 and ($58,542,332), respectively, with a net unrealized appreciation of $733,305,189.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,517,819.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	80	9,451,200	231,973
29
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,710,497,135	3,197,302,536
0.2%	Other Investment Companies	7,285,038	7,285,038
100.0%	Total Investments	2,717,782,173	3,204,587,574
0.0%	Other Assets and Liabilities, Net		1,015,847
100.0%	Net Assets		3,205,603,421

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.4%
Adient plc *	25,711	1,725,979
Autoliv, Inc.	25,026	2,620,222
Delphi Automotive plc	73,658	5,607,584
Ford Motor Co.	1,081,264	13,548,238
General Motors Co.	384,928	14,180,748
Harley-Davidson, Inc.	49,282	2,778,519
The Goodyear Tire & Rubber Co.	70,665	2,476,808
		42,938,098

Banks 11.9%
Bank of America Corp.	2,795,847	69,001,504
BB&T Corp.	229,285	11,056,123
BOK Financial Corp.	5,641	465,157
Citigroup, Inc.	788,394	47,153,845
Citizens Financial Group, Inc.	141,087	5,272,421
Comerica, Inc.	47,304	3,371,829
Cullen/Frost Bankers, Inc.	18,412	1,702,558
Fifth Third Bancorp	206,826	5,675,305
Huntington Bancshares, Inc.	301,969	4,269,842
JPMorgan Chase & Co.	989,812	89,696,763
KeyCorp	296,131	5,558,379
M&T Bank Corp.	42,514	7,098,562
New York Community Bancorp, Inc.	134,868	2,060,783
People's United Financial, Inc.	81,283	1,560,634
Regions Financial Corp.	337,222	5,149,380
SunTrust Banks, Inc.	136,325	8,109,974
TFS Financial Corp.	15,553	264,245
The PNC Financial Services Group, Inc.	133,938	17,040,932
U.S. Bancorp	439,214	24,156,770
Wells Fargo & Co.	1,250,027	72,351,563
		381,016,569

Capital Goods 7.8%
AGCO Corp.	19,897	1,212,125
Allison Transmission Holdings, Inc.	44,479	1,600,355
Arconic, Inc.	123,224	3,547,619
Caterpillar, Inc.	161,993	15,658,243
Donaldson Co., Inc.	34,873	1,497,795
Eaton Corp. plc	125,741	9,050,837
Emerson Electric Co.	178,546	10,730,615
Fluor Corp.	38,454	2,129,967
General Dynamics Corp.	79,365	15,064,271
General Electric Co.	2,447,626	72,963,731
Security	Number of Shares	Value ($)
Honeywell International, Inc.	210,526	26,210,487
Illinois Tool Works, Inc.	86,197	11,378,866
Ingersoll-Rand plc	71,334	5,661,066
Johnson Controls International plc	257,299	10,791,120
L3 Technologies, Inc.	21,228	3,573,097
Lincoln Electric Holdings, Inc.	15,676	1,320,076
Masco Corp.	89,240	3,014,527
Parker-Hannifin Corp.	37,845	5,859,920
Raytheon Co.	80,807	12,456,399
Rockwell Automation, Inc.	35,460	5,358,006
Rockwell Collins, Inc.	35,641	3,406,923
United Technologies Corp.	211,129	23,762,569
Xylem, Inc.	50,716	2,440,454
		248,689,068

Commercial & Professional Services 0.4%
ManpowerGroup, Inc.	17,898	1,736,822
Republic Services, Inc.	62,990	3,902,231
Waste Management, Inc.	112,720	8,264,630
		13,903,683

Consumer Durables & Apparel 0.6%
Coach, Inc.	76,016	2,895,450
Garmin Ltd.	33,395	1,723,516
Hasbro, Inc.	31,649	3,065,839
Leggett & Platt, Inc.	37,824	1,860,184
Mattel, Inc.	94,291	2,426,107
Newell Brands, Inc.	133,205	6,531,041
PulteGroup, Inc.	86,600	1,909,530
		20,411,667

Consumer Services 1.5%
Aramark	68,362	2,443,258
Carnival Corp.	115,227	6,446,951
Darden Restaurants, Inc.	34,807	2,599,387
H&R Block, Inc.	58,659	1,206,029
McDonald's Corp.	230,016	29,361,542
Service Corp. International	53,952	1,657,945
Wyndham Worldwide Corp.	29,464	2,452,583
		46,167,695

Diversified Financials 3.7%
AGNC Investment Corp.	98,527	1,934,085
Ally Financial, Inc.	127,369	2,864,529
Annaly Capital Management, Inc.	291,995	3,241,145
Capital One Financial Corp.	134,163	12,592,539
CME Group, Inc.	94,231	11,445,297
Discover Financial Services	109,471	7,787,767
Eaton Vance Corp.	32,893	1,533,801
Franklin Resources, Inc.	97,796	4,209,140
Invesco Ltd.	111,628	3,593,305
Lazard Ltd., Class A	35,303	1,520,147
Legg Mason, Inc.	25,126	947,753
Nasdaq, Inc.	30,893	2,196,801
Navient Corp.	81,991	1,263,481

30
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Northern Trust Corp.	57,924	5,059,661
Santander Consumer USA Holdings, Inc. *	28,204	416,855
Starwood Property Trust, Inc.	67,329	1,539,141
State Street Corp.	100,463	8,007,906
Synchrony Financial	215,753	7,818,889
The Bank of New York Mellon Corp.	290,840	13,710,198
The Goldman Sachs Group, Inc.	102,425	25,407,545
Voya Financial, Inc.	54,992	2,267,320
		119,357,305

Energy 8.7%
Apache Corp.	103,804	5,459,052
Chesapeake Energy Corp. *	200,732	1,093,989
Chevron Corp.	522,610	58,793,625
ConocoPhillips	341,973	16,267,656
Devon Energy Corp.	145,841	6,323,666
Energen Corp. *	26,933	1,413,982
Exxon Mobil Corp.	1,147,502	93,314,863
Helmerich & Payne, Inc.	30,194	2,064,364
Hess Corp.	74,896	3,852,650
HollyFrontier Corp.	50,207	1,470,061
Kinder Morgan, Inc.	528,973	11,272,415
Marathon Oil Corp.	229,424	3,670,784
Marathon Petroleum Corp.	144,643	7,174,293
Murphy Oil Corp.	46,363	1,311,609
National Oilwell Varco, Inc.	106,348	4,298,586
Newfield Exploration Co. *	53,427	1,947,948
Noble Energy, Inc.	118,132	4,301,186
Occidental Petroleum Corp.	212,034	13,898,829
ONEOK, Inc.	57,700	3,118,685
Phillips 66	121,254	9,480,850
Range Resources Corp.	51,468	1,421,546
Southwestern Energy Co. *	139,603	1,048,419
Targa Resources Corp.	53,758	3,037,327
TechnipFMC plc *	130,441	4,215,853
Tesoro Corp.	32,671	2,783,242
The Williams Cos., Inc.	227,253	6,440,350
Transocean Ltd. *	103,841	1,435,083
Valero Energy Corp.	124,083	8,431,440
		279,342,353

Food & Staples Retailing 1.4%
Sysco Corp.	138,389	7,295,868
The Kroger Co.	259,665	8,257,347
Wal-Mart Stores, Inc.	417,112	29,585,754
		45,138,969

Food, Beverage & Tobacco 8.7%
Altria Group, Inc.	540,209	40,472,458
Archer-Daniels-Midland Co.	159,778	7,504,773
Bunge Ltd.	38,060	3,115,211
Campbell Soup Co.	54,151	3,213,862
ConAgra Brands, Inc.	114,304	4,710,468
Dr. Pepper Snapple Group, Inc.	50,286	4,698,724
General Mills, Inc.	162,725	9,823,708
Hormel Foods Corp.	73,910	2,605,328
Ingredion, Inc.	20,134	2,433,999
Kellogg Co.	69,248	5,129,200
Lamb Weston Holdings, Inc.	37,986	1,488,671
McCormick & Co., Inc. Non-Voting Shares	31,276	3,078,184
Molson Coors Brewing Co., Class B	51,694	5,189,561
Mondelez International, Inc., Class A	425,187	18,674,213
PepsiCo, Inc.	396,953	43,815,672
Philip Morris International, Inc.	429,461	46,961,560
Pilgrim's Pride Corp.	17,714	361,011
Security	Number of Shares	Value ($)
Pinnacle Foods, Inc.	33,564	1,917,511
Reynolds American, Inc.	227,958	14,035,374
The Coca-Cola Co.	1,073,682	45,051,697
The Kraft Heinz Co.	164,355	15,040,126
		279,321,311

Health Care Equipment & Services 2.1%
Abbott Laboratories	475,802	21,449,154
Anthem, Inc.	72,078	11,879,896
Baxter International, Inc.	135,806	6,915,242
Boston Scientific Corp. *	378,086	9,282,011
Cardinal Health, Inc.	91,446	7,440,961
Patterson Cos., Inc.	23,978	1,089,800
Quest Diagnostics, Inc.	36,749	3,580,823
Zimmer Biomet Holdings, Inc.	55,950	6,550,626
		68,188,513

Household & Personal Products 3.1%
Colgate-Palmolive Co.	246,063	17,957,678
Edgewell Personal Care Co. *	16,138	1,191,630
Kimberly-Clark Corp.	98,931	13,113,304
The Procter & Gamble Co.	740,157	67,406,098
		99,668,710

Insurance 4.7%
Aflac, Inc.	113,636	8,221,565
American Financial Group, Inc.	19,771	1,859,660
American International Group, Inc.	268,653	17,172,300
Arthur J. Gallagher & Co.	50,662	2,885,201
Assurant, Inc.	15,976	1,581,624
Axis Capital Holdings Ltd.	23,790	1,648,647
Brown & Brown, Inc.	31,662	1,364,632
Chubb Ltd.	128,778	17,793,256
Cincinnati Financial Corp.	41,000	2,991,360
CNA Financial Corp.	7,928	339,953
FNF Group	77,257	2,961,261
Lincoln National Corp.	62,130	4,359,041
Loews Corp.	77,115	3,622,863
Marsh & McLennan Cos., Inc.	142,181	10,447,460
MetLife, Inc.	304,171	15,950,727
Principal Financial Group, Inc.	73,874	4,620,080
Prudential Financial, Inc.	118,062	13,050,574
Reinsurance Group of America, Inc.	18,571	2,415,344
The Allstate Corp.	101,591	8,346,717
The Hartford Financial Services Group, Inc.	105,423	5,154,130
The Progressive Corp.	162,008	6,347,473
The Travelers Cos., Inc.	78,863	9,640,213
Torchmark Corp.	30,112	2,334,583
Unum Group	62,984	3,075,509
XL Group Ltd.	74,966	3,035,373
		151,219,546

Materials 3.4%
Air Products & Chemicals, Inc.	60,168	8,451,799
Albemarle Corp.	30,786	3,125,087
Ashland Global Holdings, Inc.	17,411	2,100,811
Avery Dennison Corp.	25,119	2,027,354
Celanese Corp., Series A	39,324	3,506,521
CF Industries Holdings, Inc.	64,533	2,027,627
E.I. du Pont de Nemours & Co.	240,516	18,890,127
Eastman Chemical Co.	40,395	3,241,699
Freeport-McMoRan, Inc. *	365,140	4,892,876
Huntsman Corp.	56,630	1,279,838
International Paper Co.	112,755	5,942,188

31
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LyondellBasell Industries N.V., Class A	91,557	8,353,661
Newmont Mining Corp.	144,866	4,960,212
Nucor Corp.	89,027	5,570,419
Reliance Steel & Aluminum Co.	20,846	1,764,614
RPM International, Inc.	37,094	1,976,739
Sealed Air Corp.	54,110	2,515,033
Sonoco Products Co.	28,210	1,504,157
Steel Dynamics, Inc.	66,028	2,416,625
The Dow Chemical Co.	310,230	19,314,920
The Mosaic Co.	98,629	3,076,238
Westlake Chemical Corp.	9,999	634,237
		107,572,782

Media 1.8%
CBS Corp., Class A	2,638	176,535
CBS Corp., Class B Non-Voting Shares	107,066	7,057,791
Liberty Broadband Corp., Class C *	19,429	1,669,728
News Corp., Class A	90,284	1,157,441
News Corp., Class B	43,722	577,130
Omnicom Group, Inc.	65,756	5,595,835
TEGNA, Inc.	62,911	1,612,409
The Interpublic Group of Cos., Inc.	111,937	2,697,682
Time Warner, Inc.	212,286	20,848,608
Tribune Media Co., Class A	18,582	641,451
Twenty-First Century Fox, Inc., Class A	291,478	8,721,022
Twenty-First Century Fox, Inc., Class B	132,708	3,894,980
Viacom, Inc., Class A	1,293	58,896
Viacom, Inc., Class B	97,458	4,234,550
		58,944,058

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	450,211	27,841,048
Agilent Technologies, Inc.	89,668	4,599,969
Bristol-Myers Squibb Co.	462,255	26,214,481
Eli Lilly & Co.	269,095	22,283,757
Johnson & Johnson	752,152	91,920,496
Merck & Co., Inc.	762,315	50,213,689
PerkinElmer, Inc.	30,135	1,635,125
Pfizer, Inc.	1,677,486	57,235,822
Quintiles IMS Holdings, Inc. *	37,168	2,876,432
		284,820,819

Real Estate 2.4%
American Homes 4 Rent, Class A	56,492	1,342,815
Apartment Investment & Management Co., Class A	42,434	1,974,454
Brixmor Property Group, Inc.	73,796	1,722,399
Camden Property Trust	23,727	2,008,491
DDR Corp.	90,094	1,302,759
Douglas Emmett, Inc.	40,425	1,630,744
Duke Realty Corp.	100,235	2,570,025
Equity Residential	101,191	6,382,116
Forest City Realty Trust, Inc., Class A	61,598	1,407,514
Forest City Realty Trust, Inc., Class B	200	5,858
Gaming & Leisure Properties, Inc.	49,054	1,569,728
GGP, Inc.	162,974	4,051,534
HCP, Inc.	127,547	4,182,266
Host Hotels & Resorts, Inc.	201,805	3,630,472
Iron Mountain, Inc.	67,205	2,442,902
Kimco Realty Corp.	110,015	2,667,864
Lamar Advertising Co., Class A	23,199	1,751,060
Liberty Property Trust	41,106	1,621,221
National Retail Properties, Inc.	40,308	1,823,534
Omega Healthcare Investors, Inc.	50,535	1,649,462
Prologis, Inc.	147,294	7,519,359
Security	Number of Shares	Value ($)
Realty Income Corp.	73,584	4,509,227
Regency Centers Corp.	29,072	2,045,215
Senior Housing Properties Trust	70,616	1,447,628
Spirit Realty Capital, Inc.	135,936	1,493,937
UDR, Inc.	76,898	2,806,777
VEREIT, Inc.	275,771	2,501,243
Weingarten Realty Investors	30,691	1,088,610
Weyerhaeuser Co.	204,930	6,910,240
WP Carey, Inc.	27,694	1,747,214
		77,806,668

Retailing 0.9%
Best Buy Co., Inc.	74,850	3,303,131
Foot Locker, Inc.	38,109	2,883,708
Genuine Parts Co.	40,780	3,903,054
Kohl's Corp.	48,807	2,080,154
Macy's, Inc.	86,084	2,859,710
Nordstrom, Inc.	31,802	1,483,881
Staples, Inc.	180,589	1,623,495
Target Corp.	153,741	9,035,359
The Gap, Inc.	58,247	1,445,691
		28,618,183

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	213,845	3,092,199
Analog Devices, Inc.	86,394	7,078,261
Applied Materials, Inc.	299,178	10,836,227
First Solar, Inc. *(a)	21,479	777,325
Intel Corp.	1,308,594	47,371,103
KLA-Tencor Corp.	43,111	3,885,163
Linear Technology Corp.	66,706	4,307,874
Marvell Technology Group Ltd.	121,772	1,899,643
Maxim Integrated Products, Inc.	77,314	3,425,010
Microchip Technology, Inc.	60,875	4,414,655
Micron Technology, Inc. *	287,251	6,733,164
Texas Instruments, Inc.	274,307	21,017,402
Xilinx, Inc.	72,198	4,246,686
		119,084,712

Software & Services 8.0%
Amdocs Ltd.	41,702	2,529,226
Broadridge Financial Solutions, Inc.	33,870	2,348,207
CA, Inc.	87,349	2,818,752
Computer Sciences Corp.	38,112	2,612,959
Conduent, Inc. *	46,692	751,268
CSRA, Inc.	37,774	1,126,421
International Business Machines Corp.	239,492	43,065,451
Leidos Holdings, Inc.	39,041	2,080,885
Microsoft Corp.	2,150,592	137,594,876
Oracle Corp.	829,089	35,310,901
Paychex, Inc.	89,149	5,475,532
Symantec Corp.	172,677	4,933,382
Teradata Corp. *	37,783	1,175,051
The Western Union Co.	133,173	2,615,518
Yahoo! Inc. *	243,393	11,113,324
		255,551,753

Technology Hardware & Equipment 3.5%
Arrow Electronics, Inc. *	24,506	1,769,333
Avnet, Inc.	34,567	1,592,847
Cisco Systems, Inc.	1,388,053	47,443,652
Corning, Inc.	259,651	7,168,964
Harris Corp.	33,842	3,719,236
Hewlett Packard Enterprise Co.	460,725	10,513,745

32
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HP, Inc.	469,741	8,159,401
Jabil Circuit, Inc.	51,541	1,314,811
Keysight Technologies, Inc. *	47,391	1,781,902
Motorola Solutions, Inc.	46,838	3,698,797
National Instruments Corp.	30,539	984,577
NCR Corp. *	34,090	1,638,706
NetApp, Inc.	75,704	3,166,698
Seagate Technology plc	82,768	3,988,590
TE Connectivity Ltd.	99,761	7,429,202
Western Digital Corp.	78,552	6,039,078
Xerox Corp.	236,142	1,756,896
		112,166,435

Telecommunication Services 4.2%
AT&T, Inc.	1,699,141	71,007,102
CenturyLink, Inc.	151,628	3,678,495
Frontier Communications Corp. (a)	319,918	937,360
Sprint Corp. *	177,352	1,562,471
Verizon Communications, Inc.	1,128,334	55,999,217
Zayo Group Holdings, Inc. *	23,921	753,990
		133,938,635

Transportation 1.0%
American Airlines Group, Inc.	143,221	6,639,725
CSX Corp.	257,911	12,524,158
Expeditors International of Washington, Inc.	50,823	2,865,401
Norfolk Southern Corp.	81,259	9,834,777
		31,864,061

Utilities 6.0%
AES Corp.	184,173	2,121,673
Alliant Energy Corp.	60,373	2,383,526
Ameren Corp.	67,933	3,715,256
American Electric Power Co., Inc.	133,283	8,925,963
American Water Works Co., Inc.	50,100	3,907,800
Aqua America, Inc.	52,779	1,675,206
Atmos Energy Corp.	30,016	2,349,953
Avangrid, Inc.	17,060	745,863
CenterPoint Energy, Inc.	120,444	3,290,530
CMS Energy Corp.	77,356	3,443,889
Consolidated Edison, Inc.	85,386	6,578,137
Dominion Resources, Inc.	173,541	13,473,723
DTE Energy Co.	49,571	5,025,508
Duke Energy Corp.	191,208	15,784,220
Edison International	91,314	7,281,378
Entergy Corp.	50,090	3,839,899
Eversource Energy	88,732	5,205,019
Exelon Corp.	256,270	9,407,672
FirstEnergy Corp.	117,799	3,820,222
National Fuel Gas Co.	22,750	1,371,825
NextEra Energy, Inc.	129,384	16,949,304
NiSource, Inc.	87,825	2,099,896
NRG Energy, Inc.	84,645	1,401,721
OGE Energy Corp.	55,494	2,043,844
PG&E Corp.	140,532	9,380,511
Pinnacle West Capital Corp.	30,428	2,500,877
PPL Corp.	184,429	6,801,742
Public Service Enterprise Group, Inc.	136,816	6,290,800
SCANA Corp.	39,675	2,751,461
Sempra Energy	69,487	7,663,721
The Southern Co.	270,466	13,745,082
UGI Corp.	48,893	2,358,109
WEC Energy Group, Inc.	85,292	5,140,549
Security	Number of Shares	Value ($)
Westar Energy, Inc.	38,991	2,104,734
Xcel Energy, Inc.	137,070	5,991,330
		191,570,943
Total Common Stock
(Cost $2,710,497,135)		3,197,302,536

Other Investment Companies 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (b)	5,804,788	5,804,788

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.48% (b)	1,480,250	1,480,250
Total Other Investment Companies
(Cost $7,285,038)		7,285,038

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $2,719,949,265 and the unrealized appreciation and depreciation were $523,844,298 and ($39,205,989), respectively, with a net unrealized appreciation of $484,638,309.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,251,182.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	65	7,679,100	103,575

33
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	2,739,097,634	3,185,488,186
1.0%	Other Investment Companies	30,415,835	30,415,835
100.7%	Total Investments	2,769,513,469	3,215,904,021
(0.7%)	Other Assets and Liabilities, Net		(21,710,849)
100.0%	Net Assets		3,194,193,172

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Adient plc *	106,190	7,128,534
BorgWarner, Inc.	230,609	9,729,394
Gentex Corp.	326,396	6,864,108
Lear Corp.	80,527	11,434,029
The Goodyear Tire & Rubber Co.	303,185	10,626,634
Thor Industries, Inc.	54,160	6,002,011
		51,784,710

Banks 5.7%
Associated Banc-Corp.	170,943	4,401,782
Bank of the Ozarks, Inc.	103,783	5,680,044
BankUnited, Inc.	117,015	4,637,304
BOK Financial Corp.	23,094	1,904,331
CIT Group, Inc.	230,609	9,893,126
Comerica, Inc.	197,589	14,084,144
Commerce Bancshares, Inc.	98,876	5,835,661
Cullen/Frost Bankers, Inc.	64,615	5,974,949
East West Bancorp, Inc.	168,338	9,110,453
First Hawaiian, Inc.	53,621	1,698,713
First Republic Bank	174,490	16,372,397
Huntington Bancshares, Inc.	1,238,347	17,510,227
Investors Bancorp, Inc.	355,824	5,205,705
New York Community Bancorp, Inc.	553,041	8,450,466
PacWest Bancorp	139,154	7,667,385
People's United Financial, Inc.	351,049	6,740,141
Popular, Inc.	121,580	5,356,815
Prosperity Bancshares, Inc.	78,524	5,853,179
Signature Bank *	62,364	9,822,954
SVB Financial Group *	60,666	11,580,533
Synovus Financial Corp.	140,616	5,936,807
TFS Financial Corp.	73,313	1,245,588
Western Alliance Bancorp *	108,320	5,593,645
Zions Bancorp	237,304	10,654,950
		181,211,299

Capital Goods 10.6%
A.O. Smith Corp.	167,561	8,438,372
AECOM *	178,802	6,499,453
AGCO Corp.	77,599	4,727,331
Allegion plc	111,473	8,091,825
Allison Transmission Holdings, Inc.	186,305	6,703,254
B/E Aerospace, Inc.	117,282	7,459,135
BWX Technologies, Inc.	112,107	5,206,249
Security	Number of Shares	Value ($)
Carlisle Cos., Inc.	74,377	7,683,144
Chicago Bridge & Iron Co. N.V.	111,383	3,739,127
Colfax Corp. *	114,054	4,339,755
Crane Co.	57,485	4,155,591
Curtiss-Wright Corp.	51,255	5,014,277
Donaldson Co., Inc.	153,962	6,612,668
EMCOR Group, Inc.	70,511	4,335,016
Flowserve Corp.	151,553	7,039,637
Fluor Corp.	158,038	8,753,725
Fortune Brands Home & Security, Inc.	177,414	10,259,852
Graco, Inc.	62,839	5,703,268
HD Supply Holdings, Inc. *	231,280	9,945,040
HEICO Corp.	25,061	2,058,761
HEICO Corp., Class A	39,191	2,780,601
Hexcel Corp.	106,721	5,867,521
Hubbell, Inc.	59,710	7,082,800
Huntington Ingalls Industries, Inc.	52,379	11,444,811
IDEX Corp.	87,544	8,070,681
ITT, Inc.	104,356	4,275,465
Jacobs Engineering Group, Inc.	136,555	7,703,068
Lennox International, Inc.	44,240	7,282,789
Lincoln Electric Holdings, Inc.	69,576	5,858,995
MSC Industrial Direct Co., Inc., Class A	51,448	5,175,154
Nordson Corp.	61,930	7,434,077
Orbital ATK, Inc.	68,195	6,302,582
Oshkosh Corp.	85,415	5,798,824
Owens Corning	128,035	7,488,767
Quanta Services, Inc. *	175,934	6,565,857
Regal Beloit Corp.	51,970	3,869,166
Sensata Technologies Holding N.V. *	198,962	8,167,390
Snap-on, Inc.	67,300	11,418,791
Spirit AeroSystems Holdings, Inc., Class A	139,858	8,616,651
Teledyne Technologies, Inc. *	39,365	5,172,955
The Middleby Corp. *	65,372	9,067,750
The Timken Co.	81,863	3,618,345
The Toro Co.	125,813	7,575,201
Trinity Industries, Inc.	177,678	4,768,877
United Rentals, Inc. *	95,895	12,277,437
USG Corp. *	105,325	3,552,612
WABCO Holdings, Inc. *	58,217	6,536,605
Wabtec Corp.	101,217	8,109,506
Watsco, Inc.	30,002	4,448,397
Woodward, Inc.	63,742	4,490,624
Xylem, Inc.	203,363	9,785,828
		337,373,607

Commercial & Professional Services 1.7%
Clean Harbors, Inc. *	61,182	3,546,109
Copart, Inc. *	117,311	6,937,772
KAR Auction Services, Inc.	160,617	7,198,854
ManpowerGroup, Inc.	75,680	7,343,987
Pitney Bowes, Inc.	216,342	2,950,905
Robert Half International, Inc.	145,682	7,027,700
Rollins, Inc.	107,293	3,922,632
Stericycle, Inc. *	99,164	8,218,712

34
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Dun & Bradstreet Corp.	42,186	4,452,310
TransUnion *	120,174	4,457,254
		56,056,235

Consumer Durables & Apparel 3.4%
Brunswick Corp.	101,359	6,070,391
CalAtlantic Group, Inc.	84,098	2,971,182
Carter's, Inc.	55,314	4,868,185
Columbia Sportswear Co.	31,945	1,755,058
Garmin Ltd.	134,982	6,966,421
Harman International Industries, Inc.	80,869	9,026,598
Hasbro, Inc.	129,672	12,561,327
Leggett & Platt, Inc.	151,492	7,450,377
Lennar Corp., B Shares	9,977	392,196
Lennar Corp., Class A	226,144	11,033,566
Lululemon Athletica, Inc. *	123,944	8,088,585
NVR, Inc. *	3,886	7,519,293
Polaris Industries, Inc. (a)	69,348	5,909,143
PulteGroup, Inc.	337,607	7,444,234
Ralph Lauren Corp.	64,613	5,125,749
Skechers U.S.A., Inc., Class A *	155,446	3,990,299
Tempur Sealy International, Inc. *(a)	58,438	2,699,251
Toll Brothers, Inc. *	169,828	5,797,928
		109,669,783

Consumer Services 3.3%
Aramark	282,309	10,089,724
Bright Horizons Family Solutions, Inc. *	52,218	3,608,786
Brinker International, Inc.	57,519	2,429,603
Cracker Barrel Old Country Store, Inc. (a)	27,580	4,440,104
Darden Restaurants, Inc.	141,735	10,584,770
Domino's Pizza, Inc.	55,557	10,545,274
Dunkin' Brands Group, Inc.	106,886	5,879,799
Extended Stay America, Inc.	125,879	2,177,707
H&R Block, Inc.	236,078	4,853,764
Panera Bread Co., Class A *	24,528	5,661,062
Service Corp. International	214,435	6,589,587
ServiceMaster Global Holdings, Inc. *	154,935	6,171,061
Six Flags Entertainment Corp.	100,325	6,080,698
Vail Resorts, Inc.	45,205	8,190,242
Wyndham Worldwide Corp.	122,593	10,204,641
Wynn Resorts Ltd.	90,006	8,654,077
		106,160,899

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	62,234	10,450,956
AGNC Investment Corp.	385,611	7,569,544
CBOE Holdings, Inc.	104,686	8,170,742
Chimera Investment Corp.	199,581	3,839,939
Credit Acceptance Corp. *(a)	13,658	2,737,883
E*TRADE Financial Corp. *	318,585	10,994,369
Eaton Vance Corp.	128,118	5,974,142
FactSet Research Systems, Inc.	45,291	8,057,269
Federated Investors, Inc., Class B	109,925	2,986,662
Lazard Ltd., Class A	151,221	6,511,576
Legg Mason, Inc.	103,255	3,894,779
Leucadia National Corp.	374,586	9,971,479
LPL Financial Holdings, Inc.	89,182	3,526,256
MarketAxess Holdings, Inc.	42,543	8,305,670
MFA Financial, Inc.	433,655	3,477,913
Morningstar, Inc.	20,703	1,661,002
MSCI, Inc.	108,431	10,256,488
Navient Corp.	348,683	5,373,205
OneMain Holdings, Inc. *	56,048	1,570,465
Raymond James Financial, Inc.	145,114	11,400,156
Security	Number of Shares	Value ($)
Santander Consumer USA Holdings, Inc. *	119,177	1,761,436
SEI Investments Co.	155,029	7,805,710
Starwood Property Trust, Inc.	294,287	6,727,401
Two Harbors Investment Corp.	405,817	3,774,098
Voya Financial, Inc.	222,584	9,177,138
		155,976,278

Energy 5.3%
Antero Resources Corp. *	164,220	3,937,996
Chesapeake Energy Corp. *	863,902	4,708,266
CONSOL Energy, Inc. *	197,619	3,076,928
Core Laboratories N.V.	50,943	5,828,898
Diamond Offshore Drilling, Inc. *	71,611	1,205,929
Diamondback Energy, Inc. *	101,826	10,270,170
Energen Corp. *	113,067	5,936,017
Extraction Oil & Gas, Inc. *	40,435	715,700
Gulfport Energy Corp. *	177,695	3,081,231
Helmerich & Payne, Inc.	125,700	8,594,109
HollyFrontier Corp.	201,671	5,904,927
Murphy Oil Corp.	188,892	5,343,755
Nabors Industries Ltd.	319,968	4,684,332
Newfield Exploration Co. *	227,072	8,279,045
Oceaneering International, Inc.	111,154	3,147,881
ONEOK, Inc.	240,052	12,974,811
Parsley Energy, Inc., Class A *	255,030	7,750,362
QEP Resources, Inc. *	276,695	3,807,323
Range Resources Corp.	215,727	5,958,380
Rice Energy, Inc. *	185,236	3,454,651
RSP Permian, Inc. *	123,392	4,872,750
Southwestern Energy Co. *	554,588	4,164,956
Targa Resources Corp.	219,913	12,425,084
TechnipFMC plc *	539,054	17,422,225
Transocean Ltd. *	448,861	6,203,259
Weatherford International plc *	1,118,357	6,329,901
World Fuel Services Corp.	82,115	2,970,100
WPX Energy, Inc. *	446,908	5,765,113
		168,814,099

Food & Staples Retailing 0.6%
Casey's General Stores, Inc.	45,003	5,156,444
Rite Aid Corp. *	1,224,041	7,344,246
Sprouts Farmers Market, Inc. *	153,166	2,827,444
US Foods Holding Corp. *	101,125	2,785,994
		18,114,128

Food, Beverage & Tobacco 2.0%
Blue Buffalo Pet Products, Inc. *	111,257	2,719,121
Flowers Foods, Inc.	211,850	4,080,231
Ingredion, Inc.	83,947	10,148,353
Lamb Weston Holdings, Inc.	153,726	6,024,522
Lancaster Colony Corp.	22,011	2,901,050
Pilgrim's Pride Corp.	68,931	1,404,814
Pinnacle Foods, Inc.	136,743	7,812,127
Post Holdings, Inc. *	74,845	6,127,560
Seaboard Corp.	265	962,599
The Hain Celestial Group, Inc. *	120,723	4,271,180
The WhiteWave Foods Co. *	201,912	11,121,313
TreeHouse Foods, Inc. *	64,613	5,497,274
		63,070,144

Health Care Equipment & Services 4.8%
ABIOMED, Inc. *	46,086	5,436,765
Acadia Healthcare Co., Inc. *	88,354	3,951,191
Alere, Inc. *	100,950	3,866,385

35
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Align Technology, Inc. *	86,759	8,915,355
athenahealth, Inc. *	45,829	5,404,614
Brookdale Senior Living, Inc. *	216,157	3,112,661
DexCom, Inc. *	97,130	7,591,681
HealthSouth Corp.	102,604	4,342,201
Hill-Rom Holdings, Inc.	69,129	4,593,622
IDEXX Laboratories, Inc. *	103,208	14,958,968
MEDNAX, Inc. *	107,305	7,639,043
Molina Healthcare, Inc. *	47,367	2,297,773
Patterson Cos., Inc.	93,430	4,246,394
ResMed, Inc.	161,023	11,598,487
STERIS plc	96,134	6,741,877
Teleflex, Inc.	50,194	9,596,089
The Cooper Cos., Inc.	56,252	11,202,023
Varex Imaging Corp. *	42,120	1,466,618
Varian Medical Systems, Inc. *	105,711	8,868,096
VCA, Inc. *	93,941	8,539,237
Veeva Systems, Inc., Class A *	113,192	4,945,358
WellCare Health Plans, Inc. *	50,870	7,182,844
West Pharmaceutical Services, Inc.	84,954	7,006,156
		153,503,438

Household & Personal Products 0.6%
Edgewell Personal Care Co. *	67,704	4,999,263
Energizer Holdings, Inc.	72,159	3,958,643
Herbalife Ltd. *(a)	79,471	4,489,317
Nu Skin Enterprises, Inc., Class A	55,351	2,742,089
Spectrum Brands Holdings, Inc.	28,624	3,884,849
		20,074,161

Insurance 5.7%
Alleghany Corp. *	17,774	11,478,449
Allied World Assurance Co. Holdings AG	97,494	5,149,633
American Financial Group, Inc.	82,711	7,779,797
American National Insurance Co.	8,844	1,062,164
AmTrust Financial Services, Inc.	126,288	2,904,624
Arch Capital Group Ltd. *	141,955	13,424,684
Arthur J. Gallagher & Co.	203,278	11,576,682
Assurant, Inc.	64,310	6,366,690
Assured Guaranty Ltd.	146,308	6,014,722
Axis Capital Holdings Ltd.	101,580	7,039,494
Brown & Brown, Inc.	129,925	5,599,768
CNO Financial Group, Inc.	204,976	4,286,048
Endurance Specialty Holdings Ltd.	74,484	6,921,798
Erie Indemnity Co., Class A	22,303	2,645,359
Everest Re Group Ltd.	46,450	10,922,253
First American Financial Corp.	126,043	4,924,500
FNF Group	309,041	11,845,542
Old Republic International Corp.	272,858	5,650,889
Reinsurance Group of America, Inc.	73,765	9,593,876
RenaissanceRe Holdings Ltd.	47,928	7,076,090
Torchmark Corp.	128,413	9,955,860
Unum Group	268,621	13,116,763
Validus Holdings Ltd.	90,002	5,189,515
W.R. Berkley Corp.	112,196	7,968,160
White Mountains Insurance Group Ltd.	5,144	4,816,122
		183,309,482

Materials 6.1%
Albemarle Corp.	129,834	13,179,449
Alcoa Corp.	166,230	5,749,896
AptarGroup, Inc.	73,076	5,444,893
Ashland Global Holdings, Inc.	72,692	8,771,017
Avery Dennison Corp.	104,069	8,399,409
Axalta Coating Systems Ltd. *	244,526	7,118,152
Security	Number of Shares	Value ($)
Bemis Co., Inc.	108,800	5,393,216
Berry Plastics Group, Inc. *	148,612	7,479,642
CF Industries Holdings, Inc.	270,614	8,502,692
Crown Holdings, Inc. *	160,674	8,610,520
Eagle Materials, Inc.	56,096	5,817,716
FMC Corp.	155,127	8,938,418
Graphic Packaging Holding Co.	369,924	4,938,485
Huntsman Corp.	222,433	5,026,986
International Flavors & Fragrances, Inc.	90,428	11,366,800
NewMarket Corp.	10,560	4,600,886
Owens-Illinois, Inc. *	178,046	3,525,311
Packaging Corp. of America	106,063	9,803,403
Reliance Steel & Aluminum Co.	84,225	7,129,646
Royal Gold, Inc.	75,750	5,003,287
RPM International, Inc.	152,448	8,123,954
Silgan Holdings, Inc.	40,804	2,432,734
Sonoco Products Co.	115,060	6,134,999
Steel Dynamics, Inc.	279,359	10,224,539
The Scotts Miracle-Gro Co., Class A	51,022	4,624,124
The Valspar Corp.	82,390	9,163,416
Valvoline, Inc. (a)	27,407	614,465
W.R. Grace & Co.	81,611	5,781,323
Westlake Chemical Corp.	43,816	2,779,249
		194,678,627

Media 2.3%
AMC Networks, Inc., Class A *	70,001	4,186,760
Cinemark Holdings, Inc.	123,154	5,156,458
Liberty Broadband Corp., Class A *	28,659	2,414,807
Liberty Broadband Corp., Class C *	78,774	6,769,838
Liberty Global plc LiLAC, Class A *	63,280	1,547,196
Liberty Global plc LiLAC, Class C *	131,986	3,245,536
Lions Gate Entertainment Corp., Class A	62,459	1,672,027
Lions Gate Entertainment Corp., Class B *	120,672	3,014,387
Live Nation Entertainment, Inc. *	151,363	4,300,223
News Corp., Class A	437,239	5,605,404
News Corp., Class B	132,295	1,746,294
Regal Entertainment Group, Class A	121,718	2,626,674
Scripps Networks Interactive, Inc., Class A	110,655	8,937,604
TEGNA, Inc.	243,340	6,236,804
The Interpublic Group of Cos., Inc.	457,788	11,032,691
The Madison Square Garden Co., Class A *	17,130	3,072,437
Tribune Media Co., Class A	83,681	2,888,668
		74,453,808

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
ACADIA Pharmaceuticals, Inc. *	107,141	4,083,143
Akorn, Inc. *	100,969	2,101,165
Alkermes plc *	175,423	9,911,399
Alnylam Pharmaceuticals, Inc. *	82,630	4,267,013
AquaBounty Technologies, Inc. *(a)	1,064	15,130
Bio-Rad Laboratories, Inc., Class A *	23,874	4,646,835
Bio-Techne Corp.	43,533	4,628,429
Bruker Corp.	117,505	2,837,746
Charles River Laboratories International, Inc. *	56,153	4,883,626
Endo International plc *	228,251	3,115,626
Horizon Pharma plc *	188,078	3,018,652
Intercept Pharmaceuticals, Inc. *	20,429	2,606,536
Intrexon Corp. *(a)	74,639	1,661,464
Ionis Pharmaceuticals, Inc. *	137,302	6,833,521
Jazz Pharmaceuticals plc *	67,480	8,949,198
Juno Therapeutics, Inc. *(a)	86,746	2,085,374
Mettler-Toledo International, Inc. *	30,126	14,346,604
Neurocrine Biosciences, Inc. *	99,380	4,388,621

36
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
OPKO Health, Inc. *(a)	414,084	3,474,165
PAREXEL International Corp. *	61,055	3,949,648
PerkinElmer, Inc.	127,664	6,927,049
Quintiles IMS Holdings, Inc. *	155,060	12,000,093
Seattle Genetics, Inc. *	110,595	7,260,562
TESARO, Inc. *	39,293	7,401,622
Ultragenyx Pharmaceutical, Inc. *	42,437	3,610,540
United Therapeutics Corp. *	47,814	7,063,084
VWR Corp. *	94,828	2,664,667
		138,731,512

Real Estate 10.9%
Alexandria Real Estate Equities, Inc.	100,896	12,037,902
American Campus Communities, Inc.	149,988	7,664,387
American Homes 4 Rent, Class A	244,134	5,803,065
Apartment Investment & Management Co., Class A	178,550	8,307,931
Brixmor Property Group, Inc.	300,485	7,013,320
Camden Property Trust	99,619	8,432,748
CubeSmart	209,581	5,711,082
CyrusOne, Inc.	84,098	4,280,588
DCT Industrial Trust, Inc.	102,604	4,908,575
DDR Corp.	352,806	5,101,575
Douglas Emmett, Inc.	166,152	6,702,572
Duke Realty Corp.	403,826	10,354,099
EPR Properties	72,687	5,593,992
Equity Commonwealth *	146,968	4,594,220
Equity LifeStyle Properties, Inc.	90,459	7,202,346
Equity One, Inc.	104,783	3,317,430
Extra Space Storage, Inc.	145,865	11,551,049
Forest City Realty Trust, Inc., Class A	247,439	5,653,981
Forest City Realty Trust, Inc., Class B	10,122	296,473
Gaming & Leisure Properties, Inc.	224,674	7,189,568
Gramercy Property Trust	159,485	4,459,201
Healthcare Realty Trust, Inc.	130,184	4,160,681
Healthcare Trust of America, Inc., Class A	157,943	5,081,026
Highwoods Properties, Inc.	113,599	5,962,812
Hospitality Properties Trust	191,867	6,097,533
Hudson Pacific Properties, Inc.	170,482	6,236,232
Iron Mountain, Inc.	283,690	10,312,131
Jones Lang LaSalle, Inc.	50,955	5,844,539
Kilroy Realty Corp.	112,036	8,643,577
Lamar Advertising Co., Class A	93,745	7,075,873
Liberty Property Trust	171,334	6,757,413
Life Storage, Inc.	53,484	4,740,287
Medical Properties Trust, Inc.	373,307	5,009,780
Mid-America Apartment Communities, Inc.	131,505	13,509,509
National Retail Properties, Inc.	168,302	7,613,982
Omega Healthcare Investors, Inc.	220,303	7,190,690
Outfront Media, Inc.	161,617	4,193,961
Paramount Group, Inc.	203,770	3,551,711
Rayonier, Inc.	144,074	4,126,279
Realogy Holdings Corp.	158,390	4,387,403
Regency Centers Corp.	120,813	8,499,195
Retail Properties of America, Inc., Class A	273,039	4,207,531
RLJ Lodging Trust	145,630	3,314,539
Senior Housing Properties Trust	268,783	5,510,052
Spirit Realty Capital, Inc.	549,960	6,044,060
STORE Capital Corp.	181,424	4,519,272
Sun Communities, Inc.	77,049	6,381,969
Tanger Factory Outlet Centers, Inc.	112,199	3,800,180
Taubman Centers, Inc.	70,561	4,922,335
The Howard Hughes Corp. *	41,881	4,873,692
UDR, Inc.	304,351	11,108,811
Uniti Group, Inc.	158,369	4,587,950
VEREIT, Inc.	1,108,219	10,051,546
Security	Number of Shares	Value ($)
Weingarten Realty Investors	137,034	4,860,596
WP Carey, Inc.	121,550	7,668,589
		347,021,840

Retailing 3.2%
AutoNation, Inc. *	73,695	3,382,600
Bed Bath & Beyond, Inc.	176,449	7,128,540
Burlington Stores, Inc. *	79,559	7,081,547
Cabela's, Inc. *	60,286	2,823,796
Dick's Sporting Goods, Inc.	101,667	4,976,600
Foot Locker, Inc.	153,827	11,640,089
GameStop Corp., Class A	121,383	2,966,600
Groupon, Inc. *	470,722	1,991,154
J.C. Penney Co., Inc. *(a)	359,749	2,280,809
Kohl's Corp.	200,639	8,551,234
Liberty Ventures, Series A *	90,817	3,983,234
LKQ Corp. *	351,937	11,114,170
Penske Automotive Group, Inc.	43,936	2,209,981
Pool Corp.	47,265	5,421,768
Sally Beauty Holdings, Inc. *	161,619	3,534,608
Signet Jewelers Ltd.	79,856	5,078,043
Staples, Inc.	754,137	6,779,692
The Michaels Cos., Inc. *	133,926	2,690,573
Urban Outfitters, Inc. *	103,767	2,701,055
Williams-Sonoma, Inc.	91,943	4,467,510
		100,803,603

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	873,243	12,627,094
Cavium, Inc. *	74,845	4,903,096
First Solar, Inc. *	89,308	3,232,057
KLA-Tencor Corp.	180,961	16,308,205
Marvell Technology Group Ltd.	518,534	8,089,130
Microsemi Corp. *	130,184	6,746,135
ON Semiconductor Corp. *	472,071	7,142,434
Qorvo, Inc. *	149,039	9,851,478
Teradyne, Inc.	228,056	6,485,913
		75,385,542

Software & Services 8.8%
Amdocs Ltd.	174,293	10,570,870
ANSYS, Inc. *	99,643	10,637,887
Aspen Technology, Inc. *	88,445	5,142,192
Black Knight Financial Services, Inc., Class A *	27,165	1,045,852
Booz Allen Hamilton Holding Corp.	171,585	6,137,595
Broadridge Financial Solutions, Inc.	136,771	9,482,333
Cadence Design Systems, Inc. *	327,897	10,132,017
CDK Global, Inc.	170,161	11,303,795
Computer Sciences Corp.	164,644	11,287,993
CoStar Group, Inc. *	37,902	7,700,928
CSRA, Inc.	168,834	5,034,630
DST Systems, Inc.	37,200	4,449,120
Euronet Worldwide, Inc. *	58,697	4,858,938
Fair Isaac Corp.	35,654	4,637,516
FireEye, Inc. *	169,044	1,903,435
Fortinet, Inc. *	171,283	6,397,420
Gartner, Inc. *	95,241	9,829,824
Genpact Ltd. *	162,286	3,933,813
GoDaddy, Inc., Class A *	54,285	2,000,402
Guidewire Software, Inc. *	81,740	4,466,274
IAC/InterActiveCorp *	85,838	6,346,862
Jack Henry & Associates, Inc.	88,639	8,311,679
Leidos Holdings, Inc.	165,017	8,795,406
Manhattan Associates, Inc. *	83,724	4,198,759

37
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MAXIMUS, Inc.	76,440	4,561,175
Nuance Communications, Inc. *	295,420	5,031,002
Pandora Media, Inc. *(a)	265,378	3,285,380
PTC, Inc. *	134,302	7,237,535
Sabre Corp.	239,644	5,250,600
Splunk, Inc. *	151,641	9,360,799
SS&C Technologies Holdings, Inc.	193,292	6,769,086
Synopsys, Inc. *	171,661	12,263,462
Syntel, Inc.	32,740	579,171
Tableau Software, Inc., Class A *	64,135	3,382,480
Take-Two Interactive Software, Inc. *	113,996	6,495,492
Teradata Corp. *	145,922	4,538,174
The Ultimate Software Group, Inc. *	33,244	6,429,057
Total System Services, Inc.	191,367	10,425,674
Tyler Technologies, Inc. *	38,449	5,830,791
Vantiv, Inc., Class A *	177,408	11,598,935
VeriSign, Inc. *	103,181	8,509,337
WEX, Inc. *	44,825	4,985,885
Zillow Group, Inc., Class A *	49,927	1,679,045
Zillow Group, Inc., Class C *	118,098	4,008,246
		280,826,866

Technology Hardware & Equipment 3.8%
Acacia Communications, Inc. *(a)	15,411	800,601
Arista Networks, Inc. *	47,653	5,670,230
ARRIS International plc *	218,998	5,650,148
Arrow Electronics, Inc. *	105,218	7,596,740
Avnet, Inc.	146,896	6,768,968
Brocade Communications Systems, Inc.	466,167	5,738,516
CDW Corp.	182,910	10,773,399
Cognex Corp.	100,954	7,754,277
CommScope Holding Co., Inc. *	219,041	8,334,510
Dolby Laboratories, Inc., Class A	65,116	3,183,521
FLIR Systems, Inc.	153,770	5,644,897
IPG Photonics Corp. *	43,303	5,122,745
Jabil Circuit, Inc.	206,662	5,271,948
Keysight Technologies, Inc. *	195,211	7,339,934
National Instruments Corp.	120,783	3,894,044
NCR Corp. *	139,650	6,712,975
SYNNEX Corp.	33,296	3,892,968
Trimble, Inc. *	286,526	8,890,902
Ubiquiti Networks, Inc. *	28,759	1,413,217
ViaSat, Inc. *	57,606	3,965,597
Zebra Technologies Corp., Class A *	61,326	5,562,881
		119,983,018

Telecommunication Services 0.3%
Frontier Communications Corp. (a)	1,320,823	3,870,011
Telephone & Data Systems, Inc.	108,545	2,933,971
Zayo Group Holdings, Inc. *	111,357	3,509,973
		10,313,955

Transportation 2.7%
Alaska Air Group, Inc.	141,473	13,838,889
AMERCO	6,277	2,424,805
Avis Budget Group, Inc. *	99,664	3,446,381
Expeditors International of Washington, Inc.	205,435	11,582,425
Genesee & Wyoming, Inc., Class A *	70,096	5,196,918
Hertz Global Holdings, Inc. *	76,525	1,738,648
J.B. Hunt Transport Services, Inc.	100,451	9,861,275
JetBlue Airways Corp. *	377,036	7,525,639
Kirby Corp. *	62,690	4,338,148
Landstar System, Inc.	48,881	4,242,871
Macquarie Infrastructure Corp.	86,662	6,667,774
Security	Number of Shares	Value ($)
Old Dominion Freight Line, Inc. *	79,257	7,272,622
Ryder System, Inc.	62,259	4,741,023
XPO Logistics, Inc. *	92,172	4,699,850
		87,577,268

Utilities 4.7%
AES Corp.	761,055	8,767,354
Alliant Energy Corp.	262,480	10,362,710
Aqua America, Inc.	207,343	6,581,067
Atmos Energy Corp.	121,544	9,515,680
Calpine Corp. *	413,672	4,844,099
CenterPoint Energy, Inc.	494,398	13,506,953
Great Plains Energy, Inc.	245,650	7,138,589
IDACORP, Inc.	58,431	4,845,683
MDU Resources Group, Inc.	220,919	5,989,114
National Fuel Gas Co.	99,066	5,973,680
NiSource, Inc.	366,508	8,763,206
NRG Energy, Inc.	355,035	5,879,380
OGE Energy Corp.	230,327	8,482,943
Pinnacle West Capital Corp.	127,366	10,468,211
Portland General Electric Co.	100,246	4,544,151
SCANA Corp.	164,619	11,416,328
UGI Corp.	194,929	9,401,426
Vectren Corp.	96,650	5,446,227
Westar Energy, Inc.	160,561	8,667,083
		150,593,884
Total Common Stock
(Cost $2,739,097,634)		3,185,488,186

Other Investment Companies 1.0% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (b)	2,830,964	2,830,964

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 0.48% (b)	27,584,871	27,584,871
Total Other Investment Companies
(Cost $30,415,835)		30,415,835

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $2,773,250,118 and the unrealized appreciation and depreciation were $538,382,205 and ($95,728,302), respectively, with a net unrealized appreciation of $442,653,903.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,043,777.
(b)	The rate shown is the 7-day yield.

38
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	72	8,506,080	99,143
39
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	4,482,108,778	5,195,030,052
0.0%	Rights	215,274	270,394
2.0%	Other Investment Companies	102,535,681	102,535,681
101.6%	Total Investments	4,584,859,733	5,297,836,127
(1.6%)	Other Assets and Liabilities, Net		(83,919,610)
100.0%	Net Assets		5,213,916,517

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	142,817	2,830,633
Cooper Tire & Rubber Co.	103,326	4,179,537
Cooper-Standard Holding, Inc. *	34,656	3,881,472
Dana, Inc.	288,701	5,453,562
Dorman Products, Inc. *	59,542	4,653,803
Fox Factory Holding Corp. *	59,788	1,602,318
Gentex Corp.	557,098	11,715,771
Gentherm, Inc. *	70,987	2,573,279
Horizon Global Corp. *	36,701	670,894
LCI Industries	50,055	5,390,923
Metaldyne Performance Group, Inc.	32,609	759,790
Modine Manufacturing Co. *	95,102	1,079,408
Motorcar Parts of America, Inc. *	38,690	1,097,635
Standard Motor Products, Inc.	39,146	1,877,834
Stoneridge, Inc. *	55,633	939,641
Superior Industries International, Inc.	48,165	1,078,896
Tenneco, Inc. *	110,656	7,116,287
Thor Industries, Inc.	94,367	10,457,751
Tower International, Inc.	46,451	1,284,370
Visteon Corp. *	66,282	6,142,353
Winnebago Industries, Inc.	51,817	1,709,961
		76,496,118

Banks 11.1%
1st Source Corp.	32,122	1,500,419
Ameris Bancorp	67,764	3,273,001
Arrow Financial Corp.	28,365	989,939
Associated Banc-Corp.	287,468	7,402,301
Astoria Financial Corp.	187,542	3,467,652
Banc of California, Inc. (a)	98,289	1,911,721
BancFirst Corp.	15,957	1,521,500
BancorpSouth, Inc.	175,115	5,428,565
Bank Mutual Corp.	82,506	800,308
Bank of Hawaii Corp.	85,169	7,193,374
Bank of the Ozarks, Inc.	183,113	10,021,774
BankUnited, Inc.	205,443	8,141,706
Banner Corp.	50,396	2,929,016
Beneficial Bancorp, Inc.	147,640	2,406,532
Berkshire Hills Bancorp, Inc.	58,667	2,073,878
BNC Bancorp	91,194	3,278,424
Bofl Holding, Inc. *	117,612	3,709,482
Boston Private Financial Holdings, Inc.	159,039	2,735,471
Security	Number of Shares	Value ($)
Bridge Bancorp, Inc.	36,318	1,294,737
Brookline Bancorp, Inc.	127,480	2,020,558
Bryn Mawr Bank Corp.	30,910	1,268,856
Camden National Corp.	30,325	1,287,599
Capital Bank Financial Corp., Class A	52,791	2,153,873
Capitol Federal Financial, Inc.	247,511	3,734,941
Cardinal Financial Corp.	66,022	2,062,527
Cascade Bancorp *	65,406	539,600
Cathay General Bancorp	147,769	5,804,366
CenterState Banks, Inc.	96,873	2,393,732
Central Pacific Financial Corp.	63,816	2,015,309
Chemical Financial Corp.	138,160	7,359,783
City Holding Co.	28,595	1,872,972
Clifton Bancorp, Inc.	42,972	690,560
CoBiz Financial, Inc.	69,674	1,187,942
Columbia Banking System, Inc.	112,508	4,487,944
Commerce Bancshares, Inc.	173,948	10,266,411
Community Bank System, Inc.	85,036	5,051,989
Community Trust Bancorp, Inc.	35,961	1,650,610
ConnectOne Bancorp, Inc.	53,672	1,347,167
Customers Bancorp, Inc. *	60,647	2,082,012
CVB Financial Corp.	190,798	4,531,452
Dime Community Bancshares, Inc.	60,001	1,290,021
Eagle Bancorp, Inc. *	57,115	3,555,409
Enterprise Financial Services Corp.	43,070	1,892,926
Essent Group Ltd. *	144,178	5,018,836
EverBank Financial Corp.	218,656	4,250,673
F.N.B. Corp.	411,137	6,401,403
FB Financial Corp. *(a)	10,474	332,550
FCB Financial Holdings, Inc., Class A *	72,080	3,503,088
Federal Agricultural Mortgage Corp., Class C	17,542	1,010,068
Financial Institutions, Inc.	27,589	943,544
First Bancorp (North Carolina)	38,757	1,164,648
First BanCorp (Puerto Rico) *	315,797	2,014,785
First Busey Corp.	68,155	2,107,353
First Citizens BancShares, Inc., Class A	17,319	6,170,587
First Commonwealth Financial Corp.	184,121	2,564,806
First Community Bancshares, Inc.	30,280	818,166
First Financial Bancorp	122,265	3,392,854
First Financial Bankshares, Inc.	128,167	5,639,348
First Financial Corp.	24,107	1,119,770
First Hawaiian, Inc.	96,043	3,042,642
First Horizon National Corp.	459,444	9,161,313
First Interstate BancSystem, Inc., Class A	36,709	1,609,690
First Merchants Corp.	76,478	3,068,297
First Midwest Bancorp, Inc.	160,017	3,909,215
First NBC Bank Holding Co. *(a)	43,915	195,422
Flagstar Bancorp, Inc. *	42,321	1,201,916
Flushing Financial Corp.	53,815	1,503,591
Fulton Financial Corp.	347,850	6,652,631
German American Bancorp, Inc.	30,985	1,470,238
Glacier Bancorp, Inc.	144,485	5,334,386
Great Southern Bancorp, Inc.	19,860	993,993
Great Western Bancorp, Inc.	120,849	5,165,086
Hancock Holding Co.	162,969	7,732,879
Hanmi Financial Corp.	68,196	2,277,746
Heartland Financial USA, Inc.	40,023	1,983,140
Heritage Financial Corp.	49,660	1,241,500

40
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hilltop Holdings, Inc.	153,984	4,370,066
Home BancShares, Inc.	234,782	6,606,765
HomeStreet, Inc. *	48,782	1,331,749
HomeTrust Bancshares, Inc. *	33,770	810,480
Hope Bancorp, Inc.	254,975	5,456,465
IBERIABANK Corp.	87,038	7,376,470
Independent Bank Corp.	54,801	3,562,065
Independent Bank Group, Inc.	23,827	1,508,249
International Bancshares Corp.	110,468	4,203,307
Investors Bancorp, Inc.	617,417	9,032,811
Kearny Financial Corp.	173,831	2,668,306
Lakeland Bancorp, Inc.	67,025	1,320,392
Lakeland Financial Corp.	51,149	2,321,653
LegacyTexas Financial Group, Inc.	81,689	3,479,135
LendingTree, Inc. *	14,854	1,758,714
Live Oak Bancshares, Inc.	51,360	1,178,712
MainSource Financial Group, Inc.	48,427	1,658,625
MB Financial, Inc.	145,177	6,535,869
Meridian Bancorp, Inc.	96,127	1,831,219
Meta Financial Group, Inc.	20,188	1,728,093
MGIC Investment Corp. *	670,306	7,138,759
National Bank Holdings Corp., Class A	51,298	1,692,321
Nationstar Mortgage Holdings, Inc. *	63,268	1,148,947
NBT Bancorp, Inc.	93,129	3,760,549
Nicolet Bankshares, Inc. *	10,724	522,688
NMI Holdings, Inc., Class A *	97,310	1,080,141
Northfield Bancorp, Inc.	92,762	1,740,215
Northwest Bancshares, Inc.	204,969	3,718,138
OceanFirst Financial Corp.	50,004	1,459,617
Ocwen Financial Corp. *	204,776	903,062
OFG Bancorp	88,008	1,135,303
Old National Bancorp	269,734	4,949,619
Opus Bank	36,854	796,046
Oritani Financial Corp.	76,141	1,309,625
Pacific Premier Bancorp, Inc. *	53,304	2,132,160
PacWest Bancorp	236,766	13,045,807
Park National Corp.	25,847	2,777,260
Park Sterling Corp.	88,389	1,048,294
Peoples Financial Services Corp. (a)	9,114	378,960
PHH Corp. *	114,131	1,440,333
Pinnacle Financial Partners, Inc.	90,443	6,276,744
Popular, Inc.	203,044	8,946,119
Preferred Bank	24,830	1,393,956
PrivateBancorp, Inc.	157,107	8,892,256
Prosperity Bancshares, Inc.	139,422	10,392,516
Provident Financial Services, Inc.	121,419	3,223,674
Radian Group, Inc.	424,663	7,902,978
Renasant Corp.	84,144	3,453,270
Republic Bancorp, Inc., Class A	12,053	416,793
S&T Bancorp, Inc.	63,704	2,267,225
Sandy Spring Bancorp, Inc.	50,721	2,184,046
Seacoast Banking Corp. of Florida *	78,941	1,833,799
ServisFirst Bancshares, Inc.	86,584	3,599,297
Simmons First National Corp., Class A	59,756	3,435,970
South State Corp.	49,587	4,438,036
Southside Bancshares, Inc.	50,621	1,783,378
Southwest Bancorp, Inc.	40,538	1,080,338
State Bank Financial Corp.	69,246	1,878,644
Sterling Bancorp	255,936	6,334,416
Stock Yards Bancorp, Inc.	42,962	1,898,920
Sun Bancorp, Inc.	19,485	503,687
Synovus Financial Corp.	240,913	10,171,347
TCF Financial Corp.	342,880	5,966,112
Texas Capital Bancshares, Inc. *	97,317	8,675,811
The Bancorp, Inc. *	131,232	679,782
The First of Long Island Corp.	37,660	1,035,650
Tompkins Financial Corp.	25,231	2,263,725
Towne Bank	112,549	3,663,470
Security	Number of Shares	Value ($)
TriCo Bancshares	38,743	1,407,533
TrustCo Bank Corp.	198,080	1,653,968
Trustmark Corp.	132,314	4,371,655
UMB Financial Corp.	85,870	6,768,273
Umpqua Holdings Corp.	431,839	8,122,892
Union Bankshares Corp.	90,059	3,265,539
United Bankshares, Inc.	158,582	7,096,544
United Community Banks, Inc.	137,574	3,974,513
United Financial Bancorp, Inc.	100,059	1,787,054
Univest Corp. of Pennsylvania	56,983	1,586,977
Valley National Bancorp	502,689	6,218,263
Walker & Dunlop, Inc. *	55,529	2,257,254
Washington Federal, Inc.	176,715	5,981,803
Washington Trust Bancorp, Inc.	29,602	1,604,428
Waterstone Financial, Inc.	54,781	1,016,188
Webster Financial Corp.	181,253	9,956,227
WesBanco, Inc.	81,648	3,295,313
Westamerica Bancorp	53,030	3,067,785
Western Alliance Bancorp *	188,214	9,719,371
Wintrust Financial Corp.	102,350	7,543,195
WSFS Financial Corp.	56,318	2,568,101
Xenith Bankshares, Inc. *	14,939	397,826
Yadkin Financial Corp.	99,842	3,350,698
		576,144,871

Capital Goods 9.8%
AAON, Inc.	77,826	2,618,845
AAR Corp.	64,513	2,220,537
Actuant Corp., Class A	111,646	2,964,201
Advanced Drainage Systems, Inc.	76,507	1,686,979
AECOM *	302,837	11,008,125
Aegion Corp. *	74,882	1,704,314
Aerojet Rocketdyne Holdings, Inc. *	135,704	2,631,301
Aerovironment, Inc. *	42,352	1,144,351
Air Lease Corp.	189,030	7,358,938
Aircastle Ltd.	111,586	2,681,412
Alamo Group, Inc.	17,242	1,295,736
Albany International Corp., Class A	54,441	2,468,899
Altra Industrial Motion Corp.	45,738	1,776,921
Ameresco, Inc., Class A *	34,250	172,963
American Railcar Industries, Inc. (a)	14,320	638,099
American Woodmark Corp. *	29,288	2,531,948
Apogee Enterprises, Inc.	57,962	3,314,267
Applied Industrial Technologies, Inc.	75,015	4,729,696
Argan, Inc.	27,181	1,872,771
Armstrong Flooring, Inc. *	45,717	976,972
Armstrong World Industries, Inc. *	99,034	4,555,564
Astec Industries, Inc.	39,949	2,523,578
Astronics Corp. *	42,004	1,407,554
Atkore International Group, Inc. *	39,633	1,039,177
AZZ, Inc.	54,466	3,194,431
Babcock & Wilcox Enterprises, Inc. *	94,860	1,565,190
Barnes Group, Inc.	101,634	5,092,880
Beacon Roofing Supply, Inc. *	115,873	5,265,269
BMC Stock Holdings, Inc. *	92,993	1,952,853
Briggs & Stratton Corp.	82,720	1,770,208
Builders FirstSource, Inc. *	168,275	2,177,479
BWX Technologies, Inc.	194,534	9,034,159
CAI International, Inc. *	28,940	447,702
Chart Industries, Inc. *	61,251	2,179,923
Chicago Bridge & Iron Co. N.V.	196,951	6,611,645
CIRCOR International, Inc.	34,840	2,163,912
Columbus McKinnon Corp.	40,055	1,033,820
Comfort Systems USA, Inc.	72,596	2,769,537
Continental Building Products, Inc. *	78,636	1,922,650
Crane Co.	95,816	6,926,539
CSW Industrials, Inc. *	34,627	1,284,662

41
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cubic Corp.	48,426	2,544,786
Curtiss-Wright Corp.	86,856	8,497,122
DigitalGlobe, Inc. *	122,540	3,878,391
Douglas Dynamics, Inc.	39,206	1,307,520
DXP Enterprises, Inc. *	29,466	1,031,310
Dycom Industries, Inc. *	62,278	5,118,006
EMCOR Group, Inc.	119,582	7,351,901
Encore Wire Corp.	38,265	1,817,588
Energy Recovery, Inc. *	64,364	541,301
EnerSys	84,548	6,487,368
Engility Holdings, Inc. *	35,292	1,104,993
EnPro Industries, Inc.	43,606	2,846,600
ESCO Technologies, Inc.	50,330	2,727,886
Esterline Technologies Corp. *	58,453	5,196,472
Federal Signal Corp.	121,037	1,801,031
Franklin Electric Co., Inc.	75,508	3,163,785
GATX Corp.	81,509	4,734,043
Generac Holdings, Inc. *	125,377	4,894,718
General Cable Corp.	105,281	1,758,193
Gibraltar Industries, Inc. *	64,781	2,685,172
Global Brass & Copper Holdings, Inc.	47,291	1,591,342
GMS, Inc. *	18,414	553,893
Graco, Inc.	108,951	9,888,393
Graham Corp.	21,488	471,232
Granite Construction, Inc.	76,598	4,060,460
Great Lakes Dredge & Dock Corp. *	122,140	531,309
Griffon Corp.	58,394	1,468,609
H&E Equipment Services, Inc.	66,109	1,734,700
Harsco Corp. *	157,742	2,224,162
HEICO Corp.	40,020	3,287,643
HEICO Corp., Class A	71,950	5,104,853
Herc Holdings, Inc. *	49,707	2,569,355
Hexcel Corp.	183,243	10,074,700
Hillenbrand, Inc.	123,094	4,474,467
Hyster-Yale Materials Handling, Inc.	16,709	1,017,411
Insteel Industries, Inc.	34,628	1,250,763
ITT, Inc.	177,342	7,265,702
John Bean Technologies Corp.	57,210	5,114,574
Joy Global, Inc.	196,585	5,541,731
Kadant, Inc.	19,050	1,179,195
Kaman Corp.	51,808	2,682,100
KBR, Inc.	274,087	4,125,009
Kennametal, Inc.	157,882	5,855,843
KLX, Inc. *	104,074	5,239,085
Kratos Defense & Security Solutions, Inc. *	107,360	885,720
L.B. Foster Co., Class A	11,944	166,619
Lindsay Corp.	21,460	1,718,302
Lydall, Inc. *	34,885	1,768,670
Manitowoc Foodservice, Inc. *	273,190	5,207,001
Masonite International Corp. *	60,041	4,689,202
MasTec, Inc. *	130,367	5,116,905
Mercury Systems, Inc. *	97,489	3,642,189
Meritor, Inc. *	170,798	2,792,547
Milacron Holdings Corp. *	53,808	977,153
Moog, Inc., Class A *	63,114	4,265,244
MRC Global, Inc. *	195,192	3,944,830
MSC Industrial Direct Co., Inc., Class A	88,078	8,859,766
Mueller Industries, Inc.	110,977	4,641,058
Mueller Water Products, Inc., Class A	326,880	4,050,043
MYR Group, Inc. *	25,869	970,346
National Presto Industries, Inc.	8,550	851,580
Navistar International Corp. *	126,975	3,432,134
NCI Building Systems, Inc. *	81,972	1,311,552
Nexeo Solutions, Inc. *(a)	105,608	977,930
NN, Inc.	58,094	1,167,689
NOW, Inc. *	210,100	4,021,314
Orbital ATK, Inc.	114,424	10,575,066
Oshkosh Corp.	147,771	10,032,173
Security	Number of Shares	Value ($)
Patrick Industries, Inc. *	29,817	2,380,887
PGT Innovations, Inc. *	96,397	968,790
Plug Power, Inc. *(a)	441,191	476,486
Ply Gem Holdings, Inc. *	38,540	670,596
Powell Industries, Inc.	19,934	650,646
Power Solutions International, Inc. *(a)	989	5,242
Preformed Line Products Co.	5,823	267,974
Primoris Services Corp.	77,683	1,931,199
Proto Labs, Inc. *	51,186	2,794,756
Quanex Building Products Corp.	74,960	1,465,468
Raven Industries, Inc.	76,402	2,257,679
RBC Bearings, Inc. *	48,433	4,518,799
Regal Beloit Corp.	88,394	6,580,933
Rexnord Corp. *	208,691	4,626,679
Rush Enterprises, Inc., Class A *	58,502	2,017,149
Rush Enterprises, Inc., Class B *	15,526	496,677
Simpson Manufacturing Co., Inc.	79,629	3,436,788
SiteOne Landscape Supply, Inc. *	42,569	1,669,131
SPX Corp. *	88,313	2,329,697
SPX FLOW, Inc. *	81,368	2,766,512
Standex International Corp.	26,713	2,551,092
Sun Hydraulics Corp.	50,714	1,876,418
Sunrun, Inc. *(a)	129,824	738,699
TASER International, Inc. *	103,227	2,649,837
Teledyne Technologies, Inc. *	67,683	8,894,223
Tennant Co.	33,270	2,337,218
Terex Corp.	213,049	6,655,651
Textainer Group Holdings Ltd.	65,802	1,036,382
The Gorman-Rupp Co.	34,901	1,086,468
The Greenbrier Cos., Inc.	55,539	2,335,415
The KEYW Holding Corp. *	67,847	673,042
The Manitowoc Co., Inc. *	258,739	1,573,133
The Timken Co.	136,450	6,031,090
Thermon Group Holdings, Inc. *	59,749	1,204,540
Titan International, Inc.	86,175	1,140,957
Titan Machinery, Inc. *	29,704	420,312
TPI Composites, Inc. *	14,230	248,314
Trex Co., Inc. *	57,836	3,933,426
TriMas Corp. *	92,314	2,035,524
Triton International Ltd.	65,474	1,617,863
Triumph Group, Inc.	96,700	2,688,260
Tutor Perini Corp. *	79,124	2,409,326
Univar, Inc. *	198,554	6,393,439
Universal Forest Products, Inc.	38,912	3,728,159
USG Corp. *	172,137	5,806,181
Valmont Industries, Inc.	44,932	7,065,557
Veritiv Corp. *	18,230	1,014,500
Wabash National Corp.	124,218	2,627,211
Watsco, Inc.	50,383	7,470,287
Watts Water Technologies, Inc., Class A	55,683	3,560,928
Wesco Aircraft Holdings, Inc. *	122,844	1,486,412
WESCO International, Inc. *	82,504	5,734,028
Woodward, Inc.	108,909	7,672,639
		512,584,376

Commercial & Professional Services 3.0%
ABM Industries, Inc.	111,191	4,535,481
Acacia Research Corp. *	91,476	535,135
ACCO Brands Corp. *	206,739	2,770,303
Advanced Disposal Services, Inc. *	39,299	859,862
Barrett Business Services, Inc.	14,061	900,326
Brady Corp., Class A	97,640	3,734,730
CBIZ, Inc. *	109,303	1,453,730
CEB, Inc.	63,883	4,954,127
Clean Harbors, Inc. *	100,831	5,844,165
Covanta Holding Corp.	262,654	4,254,995
Deluxe Corp.	94,842	6,979,423

42
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ennis, Inc.	50,077	818,759
Essendant, Inc.	71,422	1,137,752
Exponent, Inc.	50,348	2,892,493
Franklin Covey Co. *	29,732	533,689
FTI Consulting, Inc. *	81,375	3,274,530
G&K Services, Inc., Class A	38,932	3,679,074
GP Strategies Corp. *	34,772	857,130
Healthcare Services Group, Inc.	141,960	5,874,305
Heidrick & Struggles International, Inc.	32,609	797,290
Heritage-Crystal Clean, Inc. *	35,527	529,352
Herman Miller, Inc.	117,664	3,506,387
HNI Corp.	86,944	3,983,774
Huron Consulting Group, Inc. *	40,685	1,767,763
ICF International, Inc. *	36,256	1,557,195
InnerWorkings, Inc. *	80,914	785,675
Insperity, Inc.	39,117	3,256,490
Interface, Inc.	124,699	2,356,811
Kelly Services, Inc., Class A	60,232	1,287,760
Kforce, Inc.	45,008	1,158,956
Kimball International, Inc., Class B	67,620	1,108,968
Knoll, Inc.	95,607	2,136,816
Korn/Ferry International	117,047	3,617,923
LSC Communications, Inc.	50,642	1,439,246
Matthews International Corp., Class A	61,232	4,032,127
McGrath RentCorp	47,262	1,778,469
Mistras Group, Inc. *	30,816	693,976
Mobile Mini, Inc.	85,294	2,776,320
MSA Safety, Inc.	64,425	4,654,706
Multi-Color Corp.	24,772	1,776,152
Navigant Consulting, Inc. *	96,136	2,239,969
NL Industries, Inc. *	19,329	114,041
On Assignment, Inc. *	94,692	4,468,515
Pendrell Corp. *	26,652	175,370
Pitney Bowes, Inc.	371,562	5,068,106
Quad/Graphics, Inc.	60,051	1,630,385
R.R. Donnelley & Sons Co.	137,503	2,305,925
Resources Connection, Inc.	56,100	948,090
RPX Corp. *	98,245	1,056,134
SP Plus Corp. *	34,898	1,125,461
Steelcase, Inc., Class A	176,645	2,826,320
Team, Inc. *	60,329	2,072,301
Tetra Tech, Inc.	113,806	4,580,691
The Advisory Board Co. *	80,881	3,639,645
The Brink's Co.	92,350	4,936,107
TriNet Group, Inc. *	66,147	1,776,047
TrueBlue, Inc. *	90,210	2,340,950
UniFirst Corp.	31,555	4,199,970
US Ecology, Inc.	46,250	2,347,188
Viad Corp.	43,123	2,035,406
WageWorks, Inc. *	70,321	5,414,717
West Corp.	86,006	2,056,403
		158,249,906

Consumer Durables & Apparel 2.2%
Acushnet Holdings Corp. *	46,586	815,721
American Outdoor Brands Corp. *	109,963	2,137,681
Arctic Cat, Inc. *	23,188	428,978
Beazer Homes USA, Inc. *	55,612	678,466
Brunswick Corp.	175,313	10,499,496
CalAtlantic Group, Inc.	146,115	5,162,243
Callaway Golf Co.	181,563	1,835,602
Cavco Industries, Inc. *	18,197	2,169,992
Columbia Sportswear Co.	56,154	3,085,101
Crocs, Inc. *	148,417	986,973
Deckers Outdoor Corp. *	61,325	3,239,800
Ethan Allen Interiors, Inc.	48,905	1,406,019
Fossil Group, Inc. *	84,881	1,605,100
Security	Number of Shares	Value ($)
G-III Apparel Group Ltd. *	86,209	2,218,158
GoPro, Inc., Class A *(a)	210,567	1,979,330
Helen of Troy Ltd. *	55,532	5,425,476
Hovnanian Enterprises, Inc., Class A *	211,916	502,241
Iconix Brand Group, Inc. *	102,407	789,558
Installed Building Products, Inc. *	41,619	1,958,174
iRobot Corp. *	55,206	3,151,158
Kate Spade & Co. *	249,737	5,958,725
KB Home	147,872	2,624,728
La-Z-Boy, Inc.	100,974	2,726,298
LGI Homes, Inc. *(a)	31,586	916,310
Libbey, Inc.	45,533	637,462
M.D.C Holdings, Inc.	83,301	2,431,556
M/I Homes, Inc. *	43,047	1,015,909
Marine Products Corp.	26,641	282,927
Meritage Homes Corp. *	71,661	2,547,549
Movado Group, Inc.	33,384	809,562
NACCO Industries, Inc., Class A	12,366	797,607
Nautilus, Inc. *	63,423	1,021,110
Oxford Industries, Inc.	26,814	1,507,215
Perry Ellis International, Inc. *	26,645	620,562
Skechers U.S.A., Inc., Class A *	262,385	6,735,423
Steven Madden Ltd. *	110,049	4,110,330
Sturm Ruger & Co., Inc. (a)	36,996	1,844,251
Taylor Morrison Home Corp., Class A *	78,277	1,575,716
Tempur Sealy International, Inc. *(a)	98,581	4,553,456
TopBuild Corp. *	74,502	3,127,594
TRI Pointe Group, Inc. *	299,111	3,571,385
Tupperware Brands Corp.	99,761	6,024,567
Unifi, Inc. *	25,277	689,809
Universal Electronics, Inc. *	25,726	1,767,376
Vera Bradley, Inc. *	36,426	381,016
Vince Holding Corp. *	60,516	105,903
Vista Outdoor, Inc. *	119,652	2,420,560
William Lyon Homes, Class A *	51,924	956,959
Wolverine World Wide, Inc.	192,997	4,857,735
		116,694,867

Consumer Services 3.8%
American Public Education, Inc. *	32,986	796,612
Ascent Capital Group, Inc., Class A *	24,774	397,623
Belmond Ltd., Class A *	160,917	2,083,875
Biglari Holdings, Inc. *	1,834	787,575
BJ's Restaurants, Inc. *	39,629	1,440,514
Bloomin' Brands, Inc.	208,345	3,560,616
Bob Evans Farms, Inc.	37,018	2,100,031
Bojangles', Inc. *	28,099	591,484
Boyd Gaming Corp. *	153,662	3,022,532
Bridgepoint Education, Inc. *	34,991	326,466
Bright Horizons Family Solutions, Inc. *	88,299	6,102,344
Brinker International, Inc.	96,825	4,089,888
Buffalo Wild Wings, Inc. *	35,671	5,529,005
Caesars Entertainment Corp. *(a)	124,563	1,177,120
Capella Education Co.	24,219	1,843,066
Career Education Corp. *	135,817	1,131,356
Carriage Services, Inc.	30,317	781,269
Carrols Restaurant Group, Inc. *	74,824	1,182,219
Chegg, Inc. *	103,353	816,489
Choice Hotels International, Inc.	69,602	4,217,881
Churchill Downs, Inc.	24,285	3,650,035
Chuy's Holdings, Inc. *	33,387	951,530
ClubCorp Holdings, Inc.	137,815	2,356,636
Cracker Barrel Old Country Store, Inc. (a)	46,913	7,552,524
Dave & Buster's Entertainment, Inc. *	73,570	4,207,468
Del Frisco's Restaurant Group, Inc. *	38,959	619,448
Denny's Corp. *	154,005	1,934,303
DeVry Education Group, Inc.	115,963	3,728,210

43
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DineEquity, Inc.	33,288	1,991,288
Drive Shack, Inc.	67,735	283,810
El Pollo Loco Holdings, Inc. *	38,082	476,025
Eldorado Resorts, Inc. *	48,512	790,746
Extended Stay America, Inc.	217,298	3,759,255
Fiesta Restaurant Group, Inc. *	52,314	1,038,433
Graham Holdings Co., Class B	9,425	5,073,006
Grand Canyon Education, Inc. *	93,085	5,713,557
Houghton Mifflin Harcourt Co. *	196,850	2,175,193
Hyatt Hotels Corp., Class A *	75,095	3,855,377
ILG, Inc.	209,452	3,954,454
International Speedway Corp., Class A	51,627	1,915,362
Intrawest Resorts Holdings, Inc. *	34,680	817,061
Isle of Capri Casinos, Inc. *	57,381	1,393,784
Jack in the Box, Inc.	63,602	5,960,143
K12, Inc. *	60,068	1,072,814
La Quinta Holdings, Inc. *	151,240	2,096,186
Marriott Vacations Worldwide Corp.	50,049	4,701,103
Noodles & Co. *	1,656	6,293
Panera Bread Co., Class A *	43,607	10,064,496
Papa John's International, Inc.	51,897	4,095,711
Penn National Gaming, Inc. *	164,021	2,373,384
Pinnacle Entertainment, Inc. *	115,630	2,007,337
Planet Fitness, Inc., Class A	99,118	2,132,028
Popeyes Louisiana Kitchen, Inc. *	40,410	3,192,794
Potbelly Corp. *	39,750	518,738
Red Robin Gourmet Burgers, Inc. *	28,319	1,292,762
Red Rock Resorts, Inc., Class A	52,162	1,145,999
Regis Corp. *	79,287	976,023
Ruby Tuesday, Inc. *	152,407	289,573
Ruth's Hospitality Group, Inc.	67,075	1,130,214
Scientific Games Corp., Class A *	107,502	2,219,916
SeaWorld Entertainment, Inc.	131,276	2,529,689
ServiceMaster Global Holdings, Inc. *	265,032	10,556,225
Shake Shack, Inc., Class A *	32,508	1,164,762
Six Flags Entertainment Corp.	168,343	10,203,269
Sonic Corp.	94,633	2,392,322
Sotheby's *	90,772	4,096,540
Speedway Motorsports, Inc.	21,487	458,103
Strayer Education, Inc. *	20,466	1,586,934
Texas Roadhouse, Inc.	129,542	5,479,627
The Cheesecake Factory, Inc.	86,096	5,256,161
The Habit Restaurants, Inc., Class A *	38,172	513,413
The Marcus Corp.	40,602	1,266,782
The Wendy's Co.	394,581	5,500,459
Weight Watchers International, Inc. *(a)	56,033	806,315
Wingstop, Inc.	54,411	1,431,009
Zoe's Kitchen, Inc. *	35,216	631,071
		199,363,665

Diversified Financials 3.4%
AG Mortgage Investment Trust, Inc.	49,890	891,035
Altisource Residential Corp.	107,744	1,445,924
Anworth Mortgage Asset Corp.	203,452	1,106,779
Apollo Commercial Real Estate Finance, Inc.	144,348	2,654,560
Arlington Asset Investment Corp., Class A	46,919	691,586
ARMOUR Residential REIT, Inc.	72,679	1,634,551
Artisan Partners Asset Management, Inc., Class A	84,168	2,394,580
BGC Partners, Inc., Class A	429,337	4,842,921
Blackstone Mortgage Trust, Inc., Class A	190,723	5,939,114
Capstead Mortgage Corp.	188,005	1,989,093
Chimera Investment Corp.	350,779	6,748,988
CIM Commercial Trust Corp.	38,458	603,791
Cohen & Steers, Inc.	36,709	1,380,625
Cowen Group, Inc., Class A *	49,718	710,967
Security	Number of Shares	Value ($)
Credit Acceptance Corp. *(a)	24,136	4,838,303
CYS Investments, Inc.	294,455	2,361,529
Diamond Hill Investment Group, Inc.	5,682	1,139,355
Donnelley Financial Solutions, Inc. *	50,642	1,170,337
Dynex Capital, Inc.	82,634	566,869
Encore Capital Group, Inc. *	43,298	1,441,823
Enova International, Inc. *	47,820	686,217
Evercore Partners, Inc., Class A	76,520	6,087,166
EZCORP, Inc., Class A *	98,233	864,450
Federated Investors, Inc., Class B	182,997	4,972,028
Financial Engines, Inc.	103,379	4,579,690
FirstCash, Inc.	98,000	4,346,300
FNFV Group *	140,988	1,755,301
GAMCO Investors, Inc., Class A	8,563	255,092
Green Dot Corp., Class A *	86,480	2,534,729
Greenhill & Co., Inc.	54,004	1,595,818
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	85,835	1,698,675
Interactive Brokers Group, Inc., Class A	134,221	4,927,253
INTL FCStone, Inc. *	29,769	1,123,780
Invesco Mortgage Capital, Inc.	225,889	3,512,574
Investment Technology Group, Inc.	66,118	1,323,682
Janus Capital Group, Inc.	282,372	3,574,829
KCG Holdings, Inc., Class A *	96,496	1,336,470
Ladder Capital Corp., Class A	122,314	1,764,991
Ladenburg Thalmann Financial Services, Inc. *	215,409	478,208
LendingClub Corp. *	635,058	3,391,210
LPL Financial Holdings, Inc.	160,980	6,365,149
MFA Financial, Inc.	707,059	5,670,613
Moelis & Co., Class A	40,876	1,504,237
Morningstar, Inc.	38,404	3,081,153
MTGE Investment Corp.	98,402	1,628,553
Nelnet, Inc., Class A	35,092	1,571,771
New Residential Investment Corp.	597,353	10,077,345
New York Mortgage Trust, Inc.	225,083	1,424,775
NewStar Financial, Inc.	48,315	481,217
On Deck Capital, Inc. *	82,241	439,167
PennyMac Mortgage Investment Trust	125,855	2,121,915
PICO Holdings, Inc. *	52,292	716,400
Piper Jaffray Cos.	29,212	2,066,749
PJT Partners, Inc., Class A	31,730	1,174,327
PRA Group, Inc. *	91,455	3,731,364
Pzena Investment Management, Inc., Class A	23,588	236,824
Redwood Trust, Inc.	155,805	2,550,528
Resource Capital Corp.	69,449	583,372
Safeguard Scientifics, Inc. *	49,867	630,818
SLM Corp. *	854,206	10,241,930
Stifel Financial Corp. *	130,378	7,035,197
Two Harbors Investment Corp.	690,057	6,417,530
Virtu Financial, Inc., Class A	71,753	1,244,915
Virtus Investment Partners, Inc.	10,751	1,178,847
Waddell & Reed Financial, Inc., Class A	160,118	3,080,670
Western Asset Mortgage Capital Corp.	83,074	863,970
Westwood Holdings Group, Inc.	15,610	887,585
WisdomTree Investments, Inc. (a)	218,456	1,990,134
World Acceptance Corp. *	11,989	628,703
		174,986,951

Energy 4.5%
Alon USA Energy, Inc.	65,190	792,710
Arch Coal, Inc., Class A *	48,126	3,458,334
Archrock, Inc.	138,694	1,893,173
Atwood Oceanics, Inc. *	136,728	1,437,011
Bill Barrett Corp. *	160,116	882,239
Bristow Group, Inc.	62,812	986,777

44
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
California Resources Corp. *(a)	81,415	1,454,886
Callon Petroleum Co. *	401,333	5,064,822
CARBO Ceramics, Inc. *	35,062	449,845
Carrizo Oil & Gas, Inc. *	120,613	3,925,953
Centennial Resource Development, Inc., Class A *	111,115	2,090,073
Clayton Williams Energy, Inc. *	13,690	1,852,942
Clean Energy Fuels Corp. *	147,921	362,406
Cloud Peak Energy, Inc. *	131,858	657,971
Cobalt International Energy, Inc. *	400,981	284,697
CONSOL Energy, Inc. *	350,179	5,452,287
Contango Oil & Gas Co. *	44,989	333,818
CVR Energy, Inc. (a)	29,004	664,772
Delek US Holdings, Inc.	107,679	2,591,834
Denbury Resources, Inc. *	784,480	2,125,941
Diamond Offshore Drilling, Inc. *	122,448	2,062,024
Dril-Quip, Inc. *	77,853	4,776,282
Eclipse Resources Corp. *	164,860	356,098
Ensco plc, Class A	606,777	5,910,008
EP Energy Corp., Class A *(a)	74,839	353,240
Era Group, Inc. *	38,941	536,607
Evolution Petroleum Corp.	56,041	490,359
EXCO Resources, Inc. *(a)	338,934	188,786
Exterran Corp. *	64,317	1,957,810
Extraction Oil & Gas, Inc. *	68,786	1,217,512
Fairmount Santrol Holdings, Inc. *	301,298	2,856,305
Forum Energy Technologies, Inc. *	130,754	2,837,362
Frank's International N.V. (a)	86,445	1,054,629
Gener8 Maritime, Inc. *	174,962	853,815
Geospace Technologies Corp. *	27,589	455,494
Green Plains, Inc.	71,323	1,786,641
Gulf Island Fabrication, Inc.	26,716	304,562
Gulfport Energy Corp. *	308,247	5,345,003
Helix Energy Solutions Group, Inc. *	262,355	2,167,052
Hornbeck Offshore Services, Inc. *(a)	66,146	296,996
Isramco, Inc. *	2,016	244,944
Jones Energy, Inc., Class A *(a)	107,169	342,941
Kosmos Energy Ltd. *	390,690	2,398,837
Laredo Petroleum, Inc. *	281,453	3,892,495
Mammoth Energy Services, Inc. *	15,346	329,939
Matador Resources Co. *	181,869	4,377,587
Matrix Service Co. *	50,021	810,340
McDermott International, Inc. *	474,984	3,495,882
Nabors Industries Ltd.	557,566	8,162,766
Natural Gas Services Group, Inc. *	25,668	668,651
Newpark Resources, Inc. *	169,154	1,302,486
Noble Corp. plc	472,109	3,153,688
Northern Oil & Gas, Inc. *(a)	40,575	121,725
Oasis Petroleum, Inc. *	464,948	6,583,664
Oceaneering International, Inc.	197,828	5,602,489
Oil States International, Inc. *	103,344	3,803,059
Overseas Shipholding Group, Inc., Class A	81,092	405,460
Par Pacific Holdings, Inc. *(a)	63,831	931,933
Parker Drilling Co. *	245,107	465,703
Patterson-UTI Energy, Inc.	330,127	9,118,108
PBF Energy, Inc., Class A	218,147	5,342,420
PDC Energy, Inc. *	109,673	7,412,798
Pioneer Energy Services Corp. *	138,785	728,621
QEP Resources, Inc. *	476,715	6,559,598
REX American Resources Corp. *	9,331	776,526
Rice Energy, Inc. *	318,111	5,932,770
RigNet, Inc. *	24,867	438,903
Rowan Cos. plc, Class A *	251,326	4,554,027
RPC, Inc. (a)	114,631	2,292,620
RSP Permian, Inc. *	215,017	8,491,021
Sanchez Energy Corp. *	131,989	1,517,874
SandRidge Energy, Inc. *	40,156	752,925
SEACOR Holdings, Inc. *	30,756	2,117,551
Security	Number of Shares	Value ($)
SemGroup Corp., Class A	103,338	3,632,331
SM Energy Co.	191,256	4,714,460
Smart Sand, Inc. *	29,702	509,983
Superior Energy Services, Inc. *	303,188	5,002,602
Synergy Resources Corp. *	414,578	3,387,102
Teekay Corp.	108,865	1,069,054
Tesco Corp. *	109,538	914,642
TETRA Technologies, Inc. *	244,692	1,098,667
Tidewater, Inc. *(a)	92,420	125,691
Unit Corp. *	106,791	2,898,308
US Silica Holdings, Inc.	137,856	6,971,378
W&T Offshore, Inc. *	65,396	164,144
Western Refining, Inc.	159,301	5,817,673
Whiting Petroleum Corp. *	548,369	5,949,804
World Fuel Services Corp.	141,838	5,130,281
WPX Energy, Inc. *	772,918	9,970,642
		233,056,189

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	27,525	1,289,546
Natural Grocers by Vitamin Cottage, Inc. *	2,700	32,589
Performance Food Group Co. *	111,743	2,637,135
PriceSmart, Inc.	44,806	3,960,850
Smart & Final Stores, Inc. *	51,843	723,210
SpartanNash Co.	77,806	2,715,429
Sprouts Farmers Market, Inc. *	263,254	4,859,669
SUPERVALU, Inc. *	501,892	1,897,152
The Andersons, Inc.	53,442	2,113,631
The Chefs' Warehouse, Inc. *	40,142	561,988
United Natural Foods, Inc. *	100,271	4,316,667
Village Super Market, Inc., Class A	16,566	490,519
Weis Markets, Inc.	31,965	1,917,900
		27,516,285

Food, Beverage & Tobacco 1.5%
AdvancePierre Foods Holdings, Inc.	76,216	2,207,215
Alico, Inc.	5,766	147,610
Amplify Snack Brands, Inc. *(a)	73,444	735,909
B&G Foods, Inc.	129,063	5,485,178
Blue Buffalo Pet Products, Inc. *	176,934	4,324,267
Cal-Maine Foods, Inc. (a)	60,139	2,282,275
Calavo Growers, Inc.	32,472	1,831,421
Coca-Cola Bottling Co. Consolidated	9,919	1,706,762
Darling Ingredients, Inc. *	331,464	4,312,347
Dean Foods Co.	178,068	3,247,960
Farmer Brothers Co. *	21,685	708,557
Flowers Foods, Inc.	363,064	6,992,613
Fresh Del Monte Produce, Inc.	63,443	3,671,446
Freshpet, Inc. *	33,446	337,805
Hostess Brands, Inc. *	78,738	1,199,180
J&J Snack Foods Corp.	28,241	3,778,646
Lancaster Colony Corp.	37,543	4,948,167
Landec Corp. *	52,063	655,994
Limoneira Co.	19,793	363,597
MGP Ingredients, Inc. (a)	24,865	1,099,779
National Beverage Corp.	24,894	1,454,059
Omega Protein Corp.	46,307	1,178,513
Sanderson Farms, Inc.	39,881	3,790,290
Seaboard Corp.	519	1,885,242
Seneca Foods Corp., Class A *	15,779	592,501
Seneca Foods Corp., Class B *	2,625	102,506
Snyder's-Lance, Inc.	165,821	6,563,195
The Boston Beer Co., Inc., Class A *	18,717	2,969,452
Tootsie Roll Industries, Inc. (a)	33,771	1,322,135

45
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Universal Corp.	48,007	3,250,074
Vector Group Ltd.	193,627	4,410,823
		77,555,518

Health Care Equipment & Services 5.7%
AAC Holdings, Inc. *	14,098	129,279
Abaxis, Inc.	42,251	2,106,212
Acadia Healthcare Co., Inc. *	153,558	6,867,114
Accuray, Inc. *	189,118	973,958
Aceto Corp.	59,708	915,921
Adeptus Health, Inc., Class A *(a)	31,454	212,315
Air Methods Corp. *	65,403	2,475,504
Alere, Inc. *	173,506	6,645,280
Allscripts Healthcare Solutions, Inc. *	368,244	4,485,212
Amedisys, Inc. *	57,867	2,790,347
American Renal Associates Holdings, Inc. *	25,152	568,435
AMN Healthcare Services, Inc. *	92,447	3,804,194
Analogic Corp.	26,638	2,193,639
AngioDynamics, Inc. *	55,629	909,534
Anika Therapeutics, Inc. *	30,727	1,437,716
Antares Pharma, Inc. *	258,952	637,022
athenahealth, Inc. *	78,357	9,240,641
AtriCure, Inc. *	66,581	1,215,103
Atrion Corp.	2,635	1,286,012
BioScrip, Inc. *(a)	227,610	343,691
BioTelemetry, Inc. *	57,874	1,472,893
Brookdale Senior Living, Inc. *	367,769	5,295,874
Cantel Medical Corp.	73,064	5,999,285
Capital Senior Living Corp. *	57,995	974,316
Cardiovascular Systems, Inc. *	69,587	1,976,271
Castlight Health, Inc., Class B *	121,272	430,516
Cerus Corp. *	214,322	898,009
Chemed Corp.	31,466	5,618,254
Civitas Solutions, Inc. *	33,285	615,773
Community Health Systems, Inc. *	229,698	2,239,555
Computer Programs & Systems, Inc. (a)	19,193	516,292
CONMED Corp.	48,425	2,015,449
CorVel Corp. *	21,606	872,882
Cotiviti Holdings, Inc. *	24,830	930,628
CryoLife, Inc. *	57,739	923,824
Cynosure, Inc., Class A *	44,011	2,904,726
Diplomat Pharmacy, Inc. *	83,531	1,131,845
Endologix, Inc. *	151,160	999,168
Entellus Medical, Inc. *	9,465	131,753
Envision Healthcare Corp. *	233,619	16,353,330
Evolent Health, Inc., Class A *	35,507	699,488
Exactech, Inc. *	18,957	460,655
Genesis Healthcare, Inc. *	56,244	181,106
GenMark Diagnostics, Inc. *	80,895	915,731
Glaukos Corp. *	17,360	789,880
Globus Medical, Inc., Class A *	134,291	3,734,633
Haemonetics Corp. *	103,172	3,851,411
Halyard Health, Inc. *	92,977	3,631,682
HealthEquity, Inc. *	82,611	3,610,101
HealthSouth Corp.	178,085	7,536,557
HealthStream, Inc. *	45,451	1,112,186
Hill-Rom Holdings, Inc.	119,507	7,941,240
HMS Holdings Corp. *	166,622	3,104,168
ICU Medical, Inc. *	30,299	4,556,970
Inogen, Inc. *	31,376	2,153,021
Inovalon Holdings, Inc., Class A *	122,765	1,473,180
Insulet Corp. *	109,465	4,768,295
Integer Holdings Corp. *	47,202	1,706,352
Integra LifeSciences Holdings Corp. *	120,086	5,132,476
Invacare Corp.	60,072	726,871
iRhythm Technologies, Inc. *	16,851	649,101
Security	Number of Shares	Value ($)
K2M Group Holdings, Inc. *	62,099	1,245,085
Kindred Healthcare, Inc.	175,631	1,580,679
Landauer, Inc.	21,577	1,127,398
LHC Group, Inc. *	29,267	1,405,401
LifePoint Health, Inc. *	78,289	5,014,410
LivaNova plc *	87,395	4,404,708
Magellan Health, Inc. *	45,443	3,142,383
Masimo Corp. *	86,937	7,855,627
Medidata Solutions, Inc. *	111,068	6,210,923
Meridian Bioscience, Inc.	80,153	1,029,966
Merit Medical Systems, Inc. *	86,275	2,657,270
Molina Healthcare, Inc. *	84,657	4,106,711
National HealthCare Corp.	18,997	1,417,556
National Research Corp., Class A	17,633	328,855
National Research Corp., Class B	3,550	141,929
Natus Medical, Inc. *	62,992	2,332,279
Neogen Corp. *	73,789	4,785,955
Nevro Corp. *	42,336	4,063,833
NuVasive, Inc. *	98,194	7,340,983
NxStage Medical, Inc. *	113,719	3,247,815
Omnicell, Inc. *	69,531	2,643,916
OraSure Technologies, Inc. *	122,827	1,376,891
Orthofix International N.V. *	38,937	1,390,440
Owens & Minor, Inc.	124,738	4,500,547
Penumbra, Inc. *	53,098	4,077,926
PharMerica Corp. *	56,982	1,401,757
Premier, Inc., Class A *	94,845	2,980,978
Quality Systems, Inc. *	79,919	1,219,564
Quidel Corp. *	57,820	1,214,220
Quorum Health Corp. *	55,217	472,105
SeaSpine Holdings Corp. *	16,621	117,843
Second Sight Medical Products, Inc. *(a)	33,396	55,771
Select Medical Holdings Corp. *	203,178	2,925,763
Senseonics Holdings, Inc. *	37,247	87,530
Surgery Partners, Inc. *	39,553	889,943
Surgical Care Affiliates, Inc. *	53,522	3,035,768
Surmodics, Inc. *	28,606	707,999
Tandem Diabetes Care, Inc. *	34,683	83,239
Teladoc, Inc. *(a)	71,280	1,571,724
Tenet Healthcare Corp. *	160,319	3,094,157
The Ensign Group, Inc.	96,608	1,820,095
The Providence Service Corp. *	25,668	1,042,634
The Spectranetics Corp. *	91,660	2,550,439
Tivity Health, Inc. *	69,806	2,017,393
Triple-S Management Corp., Class B *	48,154	899,035
Universal American Corp. *	104,710	1,041,865
US Physical Therapy, Inc.	26,718	2,021,217
Veeva Systems, Inc., Class A *	197,948	8,648,348
WellCare Health Plans, Inc. *	86,958	12,278,470
Wright Medical Group N.V. *	201,230	5,610,292
Zeltiq Aesthetics, Inc. *	71,973	3,984,425
		299,474,936

Household & Personal Products 0.9%
Avon Products, Inc. *	830,118	3,652,519
Central Garden & Pet Co. *	23,712	800,280
Central Garden & Pet Co., Class A *	58,765	1,877,542
Coty, Inc., Class A	934,966	17,558,661
elf Beauty, Inc. *(a)	13,452	372,620
Energizer Holdings, Inc.	124,210	6,814,161
HRG Group, Inc. *	268,922	4,942,786
Inter Parfums, Inc.	36,844	1,274,802
Medifast, Inc.	21,495	963,836
Natural Health Trends Corp. (a)	13,692	380,501
Nu Skin Enterprises, Inc., Class A	100,776	4,992,443
Revlon, Inc., Class A *	27,278	916,541
Synutra International, Inc. *	46,626	268,100

46
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	19,790	1,148,809
WD-40 Co.	29,264	3,216,114
		49,179,715

Insurance 3.6%
Allied World Assurance Co. Holdings AG	171,117	9,038,400
Ambac Financial Group, Inc. *	84,708	1,872,047
American Equity Investment Life Holding Co.	169,884	4,571,578
American National Insurance Co.	17,206	2,066,441
AMERISAFE, Inc.	38,849	2,497,991
AmTrust Financial Services, Inc.	208,016	4,784,368
Argo Group International Holdings Ltd.	58,021	3,884,506
Aspen Insurance Holdings Ltd.	118,708	6,653,583
Assured Guaranty Ltd.	256,496	10,544,551
Citizens, Inc. *(a)	84,853	773,859
CNO Financial Group, Inc.	343,636	7,185,429
Crawford & Co., Class A	31,937	283,920
Crawford & Co., Class B	30,796	333,213
Donegal Group, Inc., Class A	29,267	486,125
eHealth, Inc. *	30,063	329,490
EMC Insurance Group, Inc.	12,279	341,356
Employers Holdings, Inc.	61,859	2,325,898
Endurance Specialty Holdings Ltd.	127,243	11,824,692
Enstar Group Ltd. *	20,528	3,977,300
FBL Financial Group, Inc., Class A	18,802	1,285,117
Fidelity & Guaranty Life (a)	26,487	704,554
First American Financial Corp.	220,006	8,595,634
Genworth Financial, Inc., Class A *	980,852	4,011,685
Global Indemnity Ltd. *	13,958	553,853
Greenlight Capital Re Ltd., Class A *	57,926	1,291,750
Horace Mann Educators Corp.	85,219	3,570,676
Infinity Property & Casualty Corp.	22,717	2,141,077
James River Group Holdings Ltd.	31,327	1,347,688
Kemper Corp.	98,810	4,194,485
Maiden Holdings Ltd.	150,616	2,327,017
MBIA, Inc. *	271,964	2,806,668
Mercury General Corp.	73,696	4,320,796
National General Holdings Corp.	122,026	2,970,113
National Western Life Group, Inc., Class A	4,648	1,477,367
Old Republic International Corp.	480,530	9,951,776
OneBeacon Insurance Group Ltd., Class A	43,945	717,182
Primerica, Inc.	90,654	7,320,310
ProAssurance Corp.	105,606	6,241,315
RLI Corp.	74,853	4,375,158
Safety Insurance Group, Inc.	27,378	1,943,838
Selective Insurance Group, Inc.	115,425	5,113,327
State Auto Financial Corp.	29,312	786,441
State National Cos., Inc.	60,306	842,475
Stewart Information Services Corp.	45,810	2,034,422
The Hanover Insurance Group, Inc.	83,487	7,515,500
The Navigators Group, Inc.	44,766	2,464,368
Third Point Reinsurance Ltd. *	109,504	1,357,850
United Fire Group, Inc.	39,655	1,674,234
Universal Insurance Holdings, Inc.	61,128	1,647,400
Validus Holdings Ltd.	156,572	9,027,942
White Mountains Insurance Group Ltd.	8,859	8,294,327
WMIH Corp. *	403,790	545,117
		187,226,209

Materials 5.7%
A. Schulman, Inc.	57,315	1,934,381
AdvanSix, Inc. *	59,584	1,625,452
AK Steel Holding Corp. *	600,567	5,002,723
Alcoa Corp.	292,918	10,132,034
Allegheny Technologies, Inc.	208,550	4,006,246
Security	Number of Shares	Value ($)
American Vanguard Corp.	56,090	883,418
AptarGroup, Inc.	124,550	9,280,221
Balchem Corp.	62,911	5,483,952
Bemis Co., Inc.	185,460	9,193,252
Boise Cascade Co. *	83,239	2,255,777
Cabot Corp.	125,369	7,268,895
Calgon Carbon Corp.	95,224	1,342,658
Carpenter Technology Corp.	92,156	3,737,847
Century Aluminum Co. *	104,111	1,466,404
Chase Corp.	13,982	1,278,654
Chemtura Corp. *	123,731	4,101,683
Clearwater Paper Corp. *	36,265	2,016,334
Cliffs Natural Resources, Inc. *	516,574	5,506,679
Coeur Mining, Inc. *	362,577	3,114,536
Commercial Metals Co.	224,672	4,747,319
Compass Minerals International, Inc.	69,221	5,246,952
Deltic Timber Corp.	20,922	1,554,923
Domtar Corp.	126,178	4,806,120
Eagle Materials, Inc.	94,753	9,826,834
Ferro Corp. *	171,032	2,394,448
Flotek Industries, Inc. *	118,404	1,600,822
Forterra, Inc. *	36,268	719,194
FutureFuel Corp.	38,374	507,688
GCP Applied Technologies, Inc. *	137,924	3,634,297
Graphic Packaging Holding Co.	621,876	8,302,045
Greif, Inc., Class A	48,761	2,780,840
Greif, Inc., Class B	18,322	1,276,127
H.B. Fuller Co.	100,111	4,946,485
Hawkins, Inc.	21,689	1,072,521
Haynes International, Inc.	23,411	914,434
Headwaters, Inc. *	142,749	3,283,227
Hecla Mining Co.	801,290	4,471,198
Ingevity Corp. *	82,826	4,470,119
Innophos Holdings, Inc.	36,559	1,937,261
Innospec, Inc.	48,879	3,191,799
Kaiser Aluminum Corp.	35,611	2,807,215
KapStone Paper & Packaging Corp.	179,057	4,046,688
Koppers Holdings, Inc. *	44,859	1,967,067
Kraton Corp. *	58,690	1,598,129
Kronos Worldwide, Inc.	44,764	620,429
Louisiana-Pacific Corp. *	280,192	6,606,927
LSB Industries, Inc. *(a)	39,616	430,626
Materion Corp.	41,642	1,451,224
McEwen Mining, Inc. (a)	432,898	1,484,840
Mercer International, Inc.	78,762	949,082
Minerals Technologies, Inc.	68,591	5,298,655
Myers Industries, Inc.	44,988	632,081
Neenah Paper, Inc.	30,968	2,268,406
Olin Corp.	318,774	9,907,496
OMNOVA Solutions, Inc. *	78,461	725,764
Owens-Illinois, Inc. *	315,991	6,256,622
P.H. Glatfelter Co.	86,182	1,904,622
Platform Specialty Products Corp. *	424,408	5,597,942
PolyOne Corp.	164,956	5,555,718
Quaker Chemical Corp.	24,921	3,281,597
Rayonier Advanced Materials, Inc.	86,259	1,143,794
Resolute Forest Products, Inc. *	156,364	711,456
Schnitzer Steel Industries, Inc., Class A	52,191	1,242,146
Schweitzer-Mauduit International, Inc.	61,165	2,509,600
Sensient Technologies Corp.	86,096	6,882,514
Silgan Holdings, Inc.	73,515	4,382,964
Stepan Co.	39,956	3,021,073
Stillwater Mining Co. *	247,836	4,228,082
Summit Materials, Inc., Class A *	208,469	4,980,324
SunCoke Energy, Inc. *	134,549	1,311,853
TerraVia Holdings, Inc. *(a)	163,899	153,573
The Chemours Co.	357,842	12,044,962
The Scotts Miracle-Gro Co., Class A	87,497	7,929,853

47
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TimkenSteel Corp. *	71,016	1,485,655
Tredegar Corp.	53,972	1,025,468
Trinseo S.A.	87,816	6,072,476
Tronox Ltd., Class A	137,463	2,382,234
United States Lime & Minerals, Inc.	2,524	192,228
United States Steel Corp.	339,161	13,132,314
US Concrete, Inc. *	28,450	1,792,350
Valhi, Inc.	33,112	110,263
Valvoline, Inc. (a)	59,984	1,344,841
Worthington Industries, Inc.	85,995	4,218,055
		297,005,007

Media 2.0%
AMC Entertainment Holdings, Inc., Class A	105,509	3,307,707
AMC Networks, Inc., Class A *	118,891	7,110,871
Cable One, Inc.	9,248	5,783,884
Central European Media Enterprises Ltd., Class A *(a)	165,043	470,373
Cinemark Holdings, Inc.	212,620	8,902,399
Clear Channel Outdoor Holdings, Inc., Class A	84,374	404,995
Entercom Communications Corp., Class A (a)	54,602	854,521
Entravision Communications Corp., Class A	141,241	755,639
Gannett Co., Inc.	231,785	2,021,165
Global Eagle Entertainment, Inc. *	131,175	574,547
Gray Television, Inc. *	129,299	1,758,466
Hemisphere Media Group, Inc. *	15,253	176,935
John Wiley & Sons, Inc., Class A	91,893	4,796,815
Liberty Global plc LiLAC, Class A *	97,356	2,380,354
Liberty Global plc LiLAC, Class C *	226,285	5,564,348
Liberty Media Corp. - Liberty Braves, Class A *	16,086	354,375
Liberty Media Corp. - Liberty Braves, Class C *	71,138	1,564,325
Liberty Media Corp. - Liberty Formula One, Class A *	49,646	1,494,841
Liberty Media Corp. - Liberty Formula One, Class C *	80,483	2,470,828
Lions Gate Entertainment Corp., Class A	107,601	2,880,479
Lions Gate Entertainment Corp., Class B *	221,372	5,529,873
Loral Space & Communications, Inc. *	25,029	1,023,686
Meredith Corp.	72,745	4,561,111
MSG Networks, Inc., Class A *	123,911	2,701,260
National CineMedia, Inc.	114,032	1,463,031
New Media Investment Group, Inc.	98,229	1,515,673
Nexstar Media Group, Inc.	85,605	5,902,465
Regal Entertainment Group, Class A	208,739	4,504,588
Scholastic Corp.	52,986	2,387,549
Sinclair Broadcast Group, Inc., Class A	120,884	4,823,272
The E.W. Scripps Co., Class A *	106,401	2,450,415
The Madison Square Garden Co., Class A *	29,187	5,234,980
The New York Times Co., Class A	239,300	3,445,920
Time, Inc.	193,457	3,395,170
tronc, Inc. *(a)	49,899	728,525
World Wrestling Entertainment, Inc., Class A (a)	71,196	1,493,692
		104,789,077

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
ACADIA Pharmaceuticals, Inc. *	185,849	7,082,705
Accelerate Diagnostics, Inc. *(a)	51,190	1,305,345
Security	Number of Shares	Value ($)
Acceleron Pharma, Inc. *	66,976	1,789,599
Achillion Pharmaceuticals, Inc. *	247,952	994,287
Aclaris Therapeutics, Inc. *	27,653	863,603
Acorda Therapeutics, Inc. *	90,643	2,397,507
Aduro Biotech, Inc. *(a)	62,083	698,434
Advaxis, Inc. *(a)	71,934	632,300
Aerie Pharmaceuticals, Inc. *	63,190	2,992,046
Agenus, Inc. *	155,883	660,944
Agios Pharmaceuticals, Inc. *	63,937	3,097,108
Aimmune Therapeutics, Inc. *	46,193	936,332
Akebia Therapeutics, Inc. *	72,124	722,682
Akorn, Inc. *	166,719	3,469,422
Albany Molecular Research, Inc. *	51,484	770,715
Alder Biopharmaceuticals, Inc. *	93,052	2,126,238
AMAG Pharmaceuticals, Inc. *	67,652	1,518,787
Amicus Therapeutics, Inc. *	267,636	1,736,958
Amphastar Pharmaceuticals, Inc. *	72,042	1,114,490
ANI Pharmaceuticals, Inc. *	16,497	974,478
AquaBounty Technologies, Inc. *	1,763	25,070
Arena Pharmaceuticals, Inc. *	520,048	821,676
Array BioPharma, Inc. *	331,497	3,812,215
Arrowhead Pharmaceuticals, Inc. *(a)	141,283	319,300
Atara Biotherapeutics, Inc. *	43,199	667,425
Avexis, Inc. *	32,442	1,989,343
Bellicum Pharmaceuticals, Inc. *(a)	40,554	500,031
Bio-Rad Laboratories, Inc., Class A *	40,450	7,873,188
Bio-Techne Corp.	73,687	7,834,402
BioCryst Pharmaceuticals, Inc. *	144,427	901,224
Bluebird Bio, Inc. *	81,746	7,165,037
Blueprint Medicines Corp. *	43,904	1,544,543
Bruker Corp.	207,113	5,001,779
Cambrex Corp. *	65,822	3,709,070
Catalent, Inc. *	248,396	7,128,965
Celldex Therapeutics, Inc. *	233,607	826,969
Cempra, Inc. *	102,318	347,881
Charles River Laboratories International, Inc. *	94,743	8,239,799
Chimerix, Inc. *	61,054	346,787
Clovis Oncology, Inc. *	89,449	5,171,047
Coherus Biosciences, Inc. *	55,596	1,312,066
Corcept Therapeutics, Inc. *	152,131	1,367,658
Cytokinetics, Inc. *	77,768	824,341
CytomX Therapeutics, Inc. *	48,414	605,175
Depomed, Inc. *	129,819	2,127,733
Dermira, Inc. *	50,004	1,684,635
Dynavax Technologies Corp. *(a)	73,112	329,004
Eagle Pharmaceuticals, Inc. *(a)	16,722	1,282,410
Edge Therapeutics, Inc. *	46,483	454,139
Editas Medicine, Inc. *(a)	31,603	787,863
Emergent BioSolutions, Inc. *	71,734	2,251,013
Enanta Pharmaceuticals, Inc. *	26,782	771,857
Endocyte, Inc. *	53,427	109,525
Epizyme, Inc. *	70,373	999,297
Esperion Therapeutics, Inc. *	29,825	780,520
Exact Sciences Corp. *(a)	208,100	4,478,312
Exelixis, Inc. *	443,335	9,545,003
FibroGen, Inc. *	96,627	2,415,675
Five Prime Therapeutics, Inc. *	56,509	2,592,068
Flexion Therapeutics, Inc. *	45,307	908,405
Fluidigm Corp. *	56,157	368,390
Foundation Medicine, Inc. *(a)	27,615	684,852
Genomic Health, Inc. *	32,095	968,948
Global Blood Therapeutics, Inc. *	40,614	1,131,100
Halozyme Therapeutics, Inc. *	213,644	2,738,916
Heron Therapeutics, Inc. *	68,036	972,915
Horizon Pharma plc *	319,981	5,135,695
ImmunoGen, Inc. *(a)	244,374	830,872
Impax Laboratories, Inc. *	137,659	1,961,641

48
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
INC Research Holdings, Inc., Class A *	105,853	4,620,483
Innoviva, Inc. *	157,146	1,815,036
Inovio Pharmaceuticals, Inc. *(a)	140,701	991,942
Insmed, Inc. *	134,032	2,135,130
Insys Therapeutics, Inc. *(a)	42,064	536,737
Intellia Therapeutics, Inc. *(a)	16,086	229,708
Intercept Pharmaceuticals, Inc. *	33,453	4,268,268
Intersect ENT, Inc. *	54,637	743,063
Intra-Cellular Therapies, Inc. *	66,805	871,805
Intrexon Corp. *(a)	118,276	2,632,824
Invitae Corp. *(a)	51,891	534,996
Ironwood Pharmaceuticals, Inc. *	262,218	4,428,862
Juno Therapeutics, Inc. *(a)	154,325	3,709,973
Karyopharm Therapeutics, Inc. *	36,965	383,327
Keryx Biopharmaceuticals, Inc. *(a)	210,433	1,058,478
Kite Pharma, Inc. *(a)	88,302	6,249,132
Lannett Co., Inc. *(a)	60,383	1,328,426
Lexicon Pharmaceuticals, Inc. *(b)	91,178	1,551,211
Ligand Pharmaceuticals, Inc., Class B *	38,411	4,018,943
Lion Biotechnologies, Inc. *	91,175	697,489
Loxo Oncology, Inc. *	36,843	1,637,303
Luminex Corp. *	74,836	1,390,453
MacroGenics, Inc. *	52,213	1,103,783
MannKind Corp. *	567,606	300,831
Medpace Holdings, Inc. *	14,318	414,506
Merrimack Pharmaceuticals, Inc. *(a)	216,095	663,412
MiMedx Group, Inc. *(a)	210,182	1,801,260
Momenta Pharmaceuticals, Inc. *	115,558	1,785,371
MyoKardia, Inc. *	23,098	280,641
Myriad Genetics, Inc. *	139,370	2,707,959
NantKwest, Inc. *(a)	53,673	253,873
Natera, Inc. *	49,934	477,369
Nektar Therapeutics *	296,409	3,877,030
NeoGenomics, Inc. *	107,686	869,026
Neurocrine Biosciences, Inc. *	171,590	7,577,414
NewLink Genetics Corp. *	42,244	663,653
Novan, Inc. *(a)	7,776	44,012
Novavax, Inc. *(a)	530,046	800,369
Omeros Corp. *(a)	81,987	997,782
OncoMed Pharmaceuticals, Inc. *	45,148	458,704
Ophthotech Corp. *	70,377	251,950
Organovo Holdings, Inc. *(a)	229,411	715,762
Osiris Therapeutics, Inc. *(a)	31,467	180,935
Otonomy, Inc. *	54,577	810,468
Pacific Biosciences of California, Inc. *	151,231	763,717
Pacira Pharmaceuticals, Inc. *	78,054	3,410,960
PAREXEL International Corp. *	106,726	6,904,105
PDL BioPharma, Inc.	320,174	685,172
Phibro Animal Health Corp., Class A	33,395	930,051
Portola Pharmaceuticals, Inc. *	108,062	3,747,590
PRA Health Sciences, Inc. *	76,119	4,491,782
Prestige Brands Holdings, Inc. *	105,908	5,996,511
Progenics Pharmaceuticals, Inc. *	146,895	1,651,100
Prothena Corp. plc *	68,006	3,988,552
PTC Therapeutics, Inc. *	66,220	902,579
Puma Biotechnology, Inc. *	54,571	2,002,756
Radius Health, Inc. *	76,357	3,217,684
REGENXBIO, Inc. *	42,399	780,142
Repligen Corp. *	70,154	2,210,553
Retrophin, Inc. *	74,610	1,586,955
Revance Therapeutics, Inc. *	38,483	808,143
Sage Therapeutics, Inc. *	63,348	4,269,655
Sangamo Therapeutics, Inc. *	136,369	620,479
Sarepta Therapeutics, Inc. *	98,252	3,056,620
SciClone Pharmaceuticals, Inc. *	100,011	990,109
Seres Therapeutics, Inc. *	43,111	417,314
Spark Therapeutics, Inc. *	41,846	2,668,938
Spectrum Pharmaceuticals, Inc. *	107,612	688,717
Security	Number of Shares	Value ($)
Sucampo Pharmaceuticals, Inc., Class A *	39,704	466,522
Supernus Pharmaceuticals, Inc. *	94,141	2,419,424
Synergy Pharmaceuticals, Inc. *	393,654	2,279,257
TESARO, Inc. *	66,617	12,548,644
Tetraphase Pharmaceuticals, Inc. *	76,156	393,726
The Medicines Co. *	137,746	7,220,645
TherapeuticsMD, Inc. *(a)	287,958	1,808,376
Theravance Biopharma, Inc. *	68,811	2,106,993
Ultragenyx Pharmaceutical, Inc. *	76,720	6,527,338
Vanda Pharmaceuticals, Inc. *	88,149	1,256,123
Versartis, Inc. *	55,018	1,202,143
Voyager Therapeutics, Inc. *	9,943	128,762
VWR Corp. *	168,817	4,743,758
WaVe Life Sciences Ltd. *(a)	19,064	573,826
XBiotech, Inc. *(a)	36,679	494,800
Xencor, Inc. *	67,093	1,667,261
ZIOPHARM Oncology, Inc. *(a)	232,697	1,477,626
		327,504,866

Real Estate 9.5%
Acadia Realty Trust	163,432	5,234,727
Agree Realty Corp.	53,713	2,665,776
Alexander & Baldwin, Inc.	90,710	4,066,529
Alexander's, Inc.	6,891	3,012,401
Altisource Portfolio Solutions S.A. *	20,116	483,387
American Assets Trust, Inc.	78,518	3,454,792
Apple Hospitality REIT, Inc.	307,398	6,037,297
Armada Hoffler Properties, Inc.	75,107	1,047,743
Ashford Hospitality Prime, Inc.	54,516	711,434
Ashford Hospitality Trust, Inc.	153,898	1,011,110
Brandywine Realty Trust	340,656	5,675,329
Care Capital Properties, Inc.	163,883	4,308,484
CareTrust REIT, Inc.	110,742	1,747,509
CBL & Associates Properties, Inc.	334,827	3,358,315
Cedar Realty Trust, Inc.	150,072	880,923
Chatham Lodging Trust	75,391	1,510,082
Chesapeake Lodging Trust	118,995	2,874,919
Colony NorthStar, Inc., Class A	1,080,913	15,867,803
Colony Starwood Homes	101,596	3,342,508
Columbia Property Trust, Inc.	249,175	5,753,451
CoreCivic, Inc.	229,535	7,735,329
CoreSite Realty Corp.	66,183	5,961,103
Corporate Office Properties Trust	186,664	6,363,376
Cousins Properties, Inc.	704,139	6,020,388
CubeSmart	357,122	9,731,574
CyrusOne, Inc.	147,403	7,502,813
DCT Industrial Trust, Inc.	179,275	8,576,516
DiamondRock Hospitality Co.	397,705	4,323,053
DuPont Fabros Technology, Inc.	143,947	7,411,831
Easterly Government Properties, Inc.	54,680	1,130,236
EastGroup Properties, Inc.	68,885	5,120,911
Education Realty Trust, Inc.	142,550	6,008,482
Empire State Realty Trust, Inc., Class A	234,958	5,124,434
EPR Properties	128,856	9,916,758
Equity Commonwealth *	242,011	7,565,264
Equity One, Inc.	184,948	5,855,454
FelCor Lodging Trust, Inc.	259,885	1,884,166
First Industrial Realty Trust, Inc.	228,570	6,148,533
First Potomac Realty Trust	104,787	1,046,822
Forestar Group, Inc. *	60,431	803,732
Four Corners Property Trust, Inc.	124,423	2,759,702
Franklin Street Properties Corp.	217,136	2,690,315
FRP Holdings, Inc. *	11,997	451,087
Getty Realty Corp.	56,655	1,495,125
Global Net Lease, Inc.	341,332	2,798,922
Government Properties Income Trust	130,836	2,696,530
Gramercy Property Trust	275,866	7,713,213

49
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Healthcare Realty Trust, Inc.	228,109	7,290,364
Healthcare Trust of America, Inc., Class A	283,987	9,135,862
Hersha Hospitality Trust	89,763	1,751,276
HFF, Inc., Class A	74,390	2,205,664
Hospitality Properties Trust	325,650	10,349,157
Hudson Pacific Properties, Inc.	292,291	10,692,005
InfraREIT, Inc.	76,324	1,270,795
Investors Real Estate Trust	263,161	1,710,547
iStar, Inc. *	140,133	1,687,201
Kennedy-Wilson Holdings, Inc.	175,616	3,872,333
Kite Realty Group Trust	173,569	3,931,338
LaSalle Hotel Properties	224,338	6,483,368
Lexington Realty Trust	439,225	4,901,751
Life Storage, Inc.	93,018	8,244,185
LTC Properties, Inc.	75,418	3,638,164
Mack-Cali Realty Corp.	170,435	4,968,180
Marcus & Millichap, Inc. *	25,920	708,912
MedEquities Realty Trust, Inc.	37,268	406,594
Medical Properties Trust, Inc.	621,524	8,340,852
Monmouth Real Estate Investment Corp., Class A	133,032	1,942,267
Monogram Residential Trust, Inc.	316,903	3,260,932
National Health Investors, Inc.	77,763	5,888,214
National Storage Affiliates Trust	85,758	2,077,059
New Senior Investment Group, Inc.	170,723	1,809,664
NorthStar Realty Europe Corp.	113,875	1,382,443
One Liberty Properties, Inc.	25,668	630,663
Outfront Media, Inc.	271,042	7,033,540
Paramount Group, Inc.	359,708	6,269,710
Parkway, Inc. *	87,589	1,837,617
Pebblebrook Hotel Trust	145,630	4,186,862
Pennsylvania Real Estate Investment Trust	138,004	2,277,066
Physicians Realty Trust	266,662	5,311,907
Piedmont Office Realty Trust, Inc., Class A	290,085	6,654,550
Potlatch Corp.	80,082	3,543,628
PS Business Parks, Inc.	39,859	4,632,014
QTS Realty Trust, Inc., Class A	92,795	4,881,017
Quality Care Properties, Inc. *	195,652	3,713,475
RAIT Financial Trust	150,106	504,356
Ramco-Gershenson Properties Trust	146,972	2,301,582
Rayonier, Inc.	246,826	7,069,097
RE/MAX Holdings, Inc., Class A	35,416	2,036,420
Retail Opportunity Investments Corp.	209,745	4,614,390
Retail Properties of America, Inc., Class A	474,651	7,314,372
Rexford Industrial Realty, Inc.	127,036	2,919,287
RLJ Lodging Trust	244,595	5,566,982
RMR Group, Inc., Class A	13,790	722,596
Ryman Hospitality Properties, Inc.	101,696	6,556,341
Sabra Health Care REIT, Inc.	136,153	3,703,362
Saul Centers, Inc.	20,761	1,329,534
Select Income REIT	124,628	3,240,328
Seritage Growth Properties, Class A (a)	47,253	2,196,319
Silver Bay Realty Trust Corp.	63,555	1,368,339
STAG Industrial, Inc.	146,690	3,789,003
STORE Capital Corp.	312,459	7,783,354
Summit Hotel Properties, Inc.	162,685	2,503,722
Sunstone Hotel Investors, Inc.	432,051	6,372,752
Tanger Factory Outlet Centers, Inc.	192,200	6,509,814
Tejon Ranch Co. *	30,311	698,669
Terreno Realty Corp.	88,056	2,439,151
The GEO Group, Inc.	147,570	7,025,808
The Howard Hughes Corp. *	71,100	8,273,907
The St. Joe Co. *	142,717	2,361,966
Tier REIT, Inc.	93,032	1,682,019
Uniti Group, Inc.	274,504	7,952,381
Universal Health Realty Income Trust	21,735	1,394,952
Urban Edge Properties	174,809	4,847,454
Urstadt Biddle Properties, Inc.	12,161	215,919
Security	Number of Shares	Value ($)
Urstadt Biddle Properties, Inc., Class A	55,136	1,228,430
Washington Prime Group, Inc.	375,019	3,476,426
Washington Real Estate Investment Trust	149,113	4,877,486
Whitestone REIT	48,305	683,999
Xenia Hotels & Resorts, Inc.	211,689	3,719,376
		496,081,257

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	58,531	585,310
Aaron's, Inc.	123,649	3,373,145
Abercrombie & Fitch Co., Class A	131,097	1,567,920
America's Car-Mart, Inc. *	14,343	456,825
American Eagle Outfitters, Inc.	326,876	5,180,985
Asbury Automotive Group, Inc. *	41,845	2,726,202
Ascena Retail Group, Inc. *	324,014	1,490,464
At Home Group, Inc. *	20,912	314,307
Barnes & Noble Education, Inc. *	77,837	747,235
Barnes & Noble, Inc.	104,862	1,027,648
Big Lots, Inc.	88,413	4,539,123
Boot Barn Holdings, Inc. *	20,749	213,092
Cabela's, Inc. *	101,603	4,759,085
Caleres, Inc.	80,140	2,393,782
Camping World Holdings, Inc., Class A	24,638	866,518
Chico's FAS, Inc.	262,807	3,805,445
Conn's, Inc. *(a)	69,237	661,213
Core-Mark Holding Co., Inc.	88,181	2,867,646
CST Brands, Inc.	148,723	7,158,038
Dillard's, Inc., Class A	53,697	2,927,560
DSW, Inc., Class A	150,671	3,168,611
Duluth Holdings, Inc., Class B *(a)	15,954	336,470
Etsy, Inc. *	189,983	2,302,594
Express, Inc. *	166,939	1,876,394
Five Below, Inc. *	104,165	4,015,561
Francesca's Holdings Corp. *	80,008	1,357,736
Fred's, Inc., Class A (a)	72,787	1,290,514
FTD Cos., Inc. *	40,459	977,489
GameStop Corp., Class A	198,825	4,859,283
Genesco, Inc. *	43,586	2,541,064
GNC Holdings, Inc., Class A	115,004	954,533
Group 1 Automotive, Inc.	39,274	3,051,197
Groupon, Inc. *	771,054	3,261,558
Guess?, Inc.	127,943	1,624,876
Haverty Furniture Cos., Inc.	41,959	973,449
Hibbett Sports, Inc. *	49,017	1,446,001
HSN, Inc.	61,189	2,306,825
J.C. Penney Co., Inc. *(a)	616,702	3,909,891
Lands' End, Inc. *(a)	36,695	680,692
Liberty Expedia Holdings, Inc., Class A *	101,431	4,389,934
Liberty TripAdvisor Holdings, Inc., Class A *	140,404	1,888,434
Lithia Motors, Inc., Class A	45,027	4,307,733
Lumber Liquidators Holdings, Inc. *(a)	50,051	887,404
MarineMax, Inc. *	50,361	1,133,122
Monro Muffler Brake, Inc.	63,144	3,630,780
Murphy USA, Inc. *	73,094	4,656,088
Nutrisystem, Inc.	60,701	2,822,596
Office Depot, Inc.	1,068,809	4,456,934
Ollie's Bargain Outlet Holdings, Inc. *	93,459	2,929,940
Overstock.com, Inc. *	39,631	731,192
Party City Holdco, Inc. *	52,865	763,899
Penske Automotive Group, Inc.	73,278	3,685,883
PetMed Express, Inc.	40,496	852,846
Pier 1 Imports, Inc.	137,873	927,885
Pool Corp.	80,983	9,289,560
Rent-A-Center, Inc.	102,221	886,256
RH *(a)	73,687	2,243,032
Sears Holdings Corp. *(a)	81,329	637,619

50
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sears Hometown & Outlet Stores, Inc. *	15,678	58,009
Select Comfort Corp. *	96,691	2,271,272
Shoe Carnival, Inc.	24,121	611,226
Shutterfly, Inc. *	69,752	3,165,346
Sonic Automotive, Inc., Class A	57,776	1,253,739
Sportsman's Warehouse Holdings, Inc. *	60,276	292,339
Stage Stores, Inc.	43,972	102,455
Stein Mart, Inc.	58,456	210,442
Tailored Brands, Inc.	93,444	2,159,491
The Buckle, Inc. (a)	50,763	1,007,646
The Cato Corp., Class A	48,193	1,205,307
The Children's Place, Inc.	35,333	3,579,233
The Container Store Group, Inc. *(a)	40,697	170,927
The Finish Line, Inc., Class A	84,622	1,379,339
Tile Shop Holdings, Inc. *	56,813	999,909
Tuesday Morning Corp. *	92,907	339,111
Vitamin Shoppe, Inc. *	47,088	1,002,974
Wayfair, Inc., Class A *(a)	60,544	2,289,169
Weyco Group, Inc.	10,256	280,809
Winmark Corp.	3,842	435,875
Zumiez, Inc. *	34,094	695,518
		163,227,554

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. *	80,127	4,975,887
Amkor Technology, Inc. *	261,355	2,566,506
Brooks Automation, Inc.	144,420	3,012,601
Cabot Microelectronics Corp.	47,568	3,292,657
Cavium, Inc. *	130,634	8,557,833
CEVA, Inc. *	45,283	1,512,452
Cirrus Logic, Inc. *	127,104	6,873,784
Cohu, Inc.	46,649	776,706
Cree, Inc. *	196,463	5,332,006
Cypress Semiconductor Corp.	646,261	8,575,884
Diodes, Inc. *	85,361	2,037,567
Entegris, Inc. *	265,590	5,630,508
Exar Corp. *	88,240	922,990
FormFactor, Inc. *	146,041	1,555,337
Inphi Corp. *	76,848	3,607,245
Integrated Device Technology, Inc. *	268,268	6,414,288
IXYS Corp.	52,209	644,781
Kulicke & Soffa Industries, Inc. *	126,501	2,589,476
Lattice Semiconductor Corp. *	231,032	1,633,396
MACOM Technology Solutions Holdings, Inc. *	67,279	3,100,889
MaxLinear, Inc., Class A *	102,707	2,674,490
Microsemi Corp. *	228,054	11,817,758
MKS Instruments, Inc.	106,429	6,981,742
Monolithic Power Systems, Inc.	72,901	6,413,101
Nanometrics, Inc. *	48,383	1,316,501
NeoPhotonics Corp. *	62,665	636,050
ON Semiconductor Corp. *	809,690	12,250,610
PDF Solutions, Inc. *	56,257	1,202,775
Photronics, Inc. *	128,993	1,380,225
Power Integrations, Inc.	53,415	3,375,828
Rambus, Inc. *	209,308	2,628,909
Rudolph Technologies, Inc. *	65,212	1,402,058
Semtech Corp. *	129,557	4,333,682
Silicon Laboratories, Inc. *	84,602	5,710,635
SolarEdge Technologies, Inc. *(a)	58,976	863,998
SunPower Corp. *(a)	85,099	745,467
Synaptics, Inc. *	71,613	3,806,231
Teradyne, Inc.	408,125	11,607,075
Ultratech, Inc. *	53,584	1,545,898
Veeco Instruments, Inc. *	73,025	1,997,234
Security	Number of Shares	Value ($)
Versum Materials, Inc. *	206,750	6,266,593
Xperi Corp.	92,824	3,327,740
		165,897,393

Software & Services 7.6%
2U, Inc. *	85,303	3,117,825
8x8, Inc. *	177,252	2,676,505
A10 Networks, Inc. *	75,829	717,342
ACI Worldwide, Inc. *	235,267	4,604,175
Actua Corp. *	61,451	841,879
Acxiom Corp. *	147,597	4,209,466
Alarm.com Holdings, Inc. *	26,552	757,794
Angie's List, Inc. *	66,442	354,136
Aspen Technology, Inc. *	152,032	8,839,140
Bankrate, Inc. *	104,659	1,140,783
Barracuda Networks, Inc. *	59,881	1,416,784
Bazaarvoice, Inc. *	175,604	781,438
Benefitfocus, Inc. *	31,670	840,839
Black Knight Financial Services, Inc., Class A *	49,860	1,919,610
Blackbaud, Inc.	94,493	6,758,139
Blackhawk Network Holdings, Inc. *	107,718	3,926,321
Blackline, Inc. *	16,940	483,298
Blucora, Inc. *	76,445	1,192,542
Booz Allen Hamilton Holding Corp.	289,781	10,365,466
Bottomline Technologies (DE), Inc. *	75,154	1,875,092
Box, Inc., Class A *	116,864	2,059,144
BroadSoft, Inc. *	63,115	2,701,322
CACI International, Inc., Class A *	47,207	5,919,758
Callidus Software, Inc. *	129,651	2,443,921
Carbonite, Inc. *	52,389	1,018,966
Cardtronics plc, Class A *	90,152	3,973,900
Cass Information Systems, Inc.	19,324	1,259,345
ChannelAdvisor Corp. *	57,301	615,986
CommerceHub, Inc., Series A *	24,830	409,695
CommerceHub, Inc., Series C *	49,732	813,118
CommVault Systems, Inc. *	84,767	4,157,821
Convergys Corp.	186,595	4,082,699
CoreLogic, Inc. *	169,958	6,660,654
Cornerstone OnDemand, Inc. *	95,799	4,001,524
Coupa Software, Inc. *(a)	14,052	371,675
CSG Systems International, Inc.	62,934	2,480,229
DHI Group, Inc. *	111,688	552,856
DST Systems, Inc.	65,184	7,796,006
Ebix, Inc. (a)	47,187	2,949,188
Ellie Mae, Inc. *	64,330	6,147,375
Endurance International Group Holdings, Inc. *	147,550	1,254,175
EnerNOC, Inc. *	47,007	256,188
Envestnet, Inc. *	83,498	3,227,198
EPAM Systems, Inc. *	89,010	6,553,806
Euronet Worldwide, Inc. *	104,293	8,633,375
Everbridge, Inc. *	13,932	265,265
Everi Holdings, Inc. *	139,172	452,309
EVERTEC, Inc.	120,988	2,038,648
ExlService Holdings, Inc. *	63,582	2,839,572
Fair Isaac Corp.	61,449	7,992,671
FireEye, Inc. *	301,061	3,389,947
First Data Corp., Class A *	372,760	6,001,436
Five9, Inc. *	73,506	1,169,480
Forrester Research, Inc.	15,580	568,670
Genpact Ltd. *	269,159	6,524,414
Gigamon, Inc. *	61,893	2,107,457
GoDaddy, Inc., Class A *	97,325	3,586,426
Gogo, Inc. *(a)	117,769	1,248,351
GrubHub, Inc. *	167,521	5,873,286
GTT Communications, Inc. *	46,693	1,302,735

51
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Guidewire Software, Inc. *	139,603	7,627,908
Hortonworks, Inc. *	94,591	940,235
HubSpot, Inc. *	60,144	3,578,568
Imperva, Inc. *	57,047	2,338,927
Instructure, Inc. *	8,802	201,566
Internap Corp. *	159,010	357,773
j2 Global, Inc.	95,194	7,750,695
Jive Software, Inc. *	88,168	387,939
Liquidity Services, Inc. *	44,857	365,585
LivePerson, Inc. *	106,096	747,977
LogMeIn, Inc.	101,951	9,354,004
Manhattan Associates, Inc. *	142,807	7,161,771
ManTech International Corp., Class A	52,832	1,934,708
Match Group, Inc. *(a)	77,849	1,258,040
MAXIMUS, Inc.	124,848	7,449,680
Mentor Graphics Corp.	214,754	7,967,373
MicroStrategy, Inc., Class A *	17,701	3,396,468
MoneyGram International, Inc. *	63,864	814,905
Monotype Imaging Holdings, Inc.	76,728	1,546,069
NeuStar, Inc., Class A *	112,145	3,717,607
New Relic, Inc. *	58,066	2,042,762
NIC, Inc.	121,006	2,553,227
Nutanix, Inc., Class A *(a)	40,371	1,210,726
Pandora Media, Inc. *	453,989	5,620,384
Paycom Software, Inc. *	77,995	4,198,471
Paylocity Holding Corp. *	50,163	1,768,747
Pegasystems, Inc.	71,575	3,077,725
Perficient, Inc. *	77,763	1,412,954
Progress Software Corp.	99,697	2,859,310
Proofpoint, Inc. *	83,327	6,563,668
PROS Holdings, Inc. *	53,683	1,247,056
PTC, Inc. *	224,441	12,095,125
Q2 Holdings, Inc. *	56,525	2,032,074
Qualys, Inc. *	60,387	2,110,526
Quotient Technology, Inc. *	136,159	1,620,292
Rapid7, Inc. *	35,898	543,855
RealNetworks, Inc. *	47,369	232,108
RealPage, Inc. *	109,412	3,692,655
RetailMeNot, Inc. *	80,897	724,028
RingCentral, Inc., Class A *	115,788	3,091,540
Rocket Fuel, Inc. *	10,505	29,624
Science Applications International Corp.	88,582	7,703,977
ServiceSource International, Inc. *	140,492	553,538
Shutterstock, Inc. *	38,057	1,659,666
Silver Spring Networks, Inc. *	74,853	917,698
SPS Commerce, Inc. *	32,105	1,776,370
Square, Inc., Class A *	25,002	433,035
Stamps.com, Inc. *	30,962	3,904,308
Sykes Enterprises, Inc. *	85,415	2,324,996
Synchronoss Technologies, Inc. *	81,809	2,215,388
Syntel, Inc.	61,206	1,082,734
Tableau Software, Inc., Class A *	109,468	5,773,342
Take-Two Interactive Software, Inc. *	201,496	11,481,242
Tangoe, Inc. *	45,744	262,113
TeleTech Holdings, Inc.	34,775	1,053,683
The Rubicon Project, Inc. *	87,008	760,450
TiVo Corp.	236,837	4,381,484
Travelport Worldwide Ltd.	229,146	2,910,154
TrueCar, Inc. *	113,907	1,601,532
Twilio, Inc., Class A *(a)	26,128	828,780
Unisys Corp. *	99,817	1,387,456
Varonis Systems, Inc. *	34,974	958,288
VASCO Data Security International, Inc. *	56,193	730,509
Verint Systems, Inc. *	118,925	4,489,419
VirnetX Holding Corp. *(a)	86,779	195,253
Virtusa Corp. *	51,131	1,585,572
Web.com Group, Inc. *	99,764	1,920,457
WebMD Health Corp. *	72,633	3,769,653
Security	Number of Shares	Value ($)
WEX, Inc. *	74,358	8,270,840
Workiva, Inc. *	37,090	554,496
XO Group, Inc. *	46,940	865,104
Yelp, Inc. *	119,398	4,023,713
Zendesk, Inc. *	151,404	4,122,731
Zynga, Inc., Class A *	1,553,180	4,115,927
		398,757,728

Technology Hardware & Equipment 5.2%
3D Systems Corp. *	216,898	3,296,850
Acacia Communications, Inc. *(a)	25,133	1,305,659
ADTRAN, Inc.	91,336	1,931,756
Aerohive Networks, Inc. *	41,711	198,127
Anixter International, Inc. *	56,082	4,671,631
ARRIS International plc *	380,698	9,822,008
Avid Technology, Inc. *	48,311	271,508
AVX Corp.	85,958	1,334,068
Badger Meter, Inc.	57,235	2,094,801
Belden, Inc.	85,916	6,069,965
Benchmark Electronics, Inc. *	95,795	2,979,225
Black Box Corp.	36,724	330,516
Brocade Communications Systems, Inc.	790,236	9,727,805
CalAmp Corp. *	74,676	1,210,498
Calix, Inc. *	96,482	665,726
Ciena Corp. *	269,240	7,091,782
Cognex Corp.	173,273	13,309,099
Coherent, Inc. *	48,468	8,849,287
Comtech Telecommunications Corp.	48,789	556,683
Control4 Corp. *	30,811	460,008
CPI Card Group, Inc. (a)	28,536	128,412
Cray, Inc. *	81,382	1,696,815
CTS Corp.	61,976	1,357,274
Daktronics, Inc.	79,453	744,475
Diebold Nixdorf, Inc.	150,981	4,559,626
Dolby Laboratories, Inc., Class A	114,214	5,583,922
Eastman Kodak Co. *	74,490	1,068,932
EchoStar Corp., Class A *	91,584	4,878,680
Electronics For Imaging, Inc. *	91,964	4,236,781
ePlus, Inc. *	13,963	1,772,603
Extreme Networks, Inc. *	209,729	1,310,806
Fabrinet *	75,017	3,116,956
FARO Technologies, Inc. *	34,227	1,180,832
Finisar Corp. *	211,408	7,077,940
Fitbit, Inc., Class A *	267,975	1,664,125
Harmonic, Inc. *	148,940	804,276
II-VI, Inc. *	108,133	3,849,535
Infinera Corp. *	301,224	3,268,280
Insight Enterprises, Inc. *	68,032	2,881,836
InterDigital, Inc.	67,818	5,700,103
InvenSense, Inc. *	172,704	2,132,894
IPG Photonics Corp. *	73,778	8,727,937
Itron, Inc. *	65,003	4,205,694
Ixia *	121,190	2,375,324
Knowles Corp. *	186,644	3,533,171
Littelfuse, Inc.	44,647	7,208,258
Lumentum Holdings, Inc. *	106,689	4,897,025
Maxwell Technologies, Inc. *	64,831	329,341
Methode Electronics, Inc.	74,864	3,106,856
MTS Systems Corp.	33,553	1,843,737
NETGEAR, Inc. *	65,122	3,568,686
NetScout Systems, Inc. *	185,744	6,863,241
Nimble Storage, Inc. *	130,921	1,187,453
Novanta, Inc. *	54,518	1,324,787
Oclaro, Inc. *	254,647	2,164,500
OSI Systems, Inc. *	36,812	2,776,361
Park Electrochemical Corp.	25,319	484,099
PC Connection, Inc.	21,575	577,347

52
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Plantronics, Inc.	65,276	3,496,183
Plexus Corp. *	66,114	3,707,012
Pure Storage, Inc., Class A *	143,956	1,641,098
Quantenna Communications, Inc. *	14,632	306,394
Quantum Corp. *	489,064	425,486
Rogers Corp. *	36,393	3,002,786
Sanmina Corp. *	143,539	5,598,021
ScanSource, Inc. *	51,751	2,082,978
ShoreTel, Inc. *	124,386	808,509
Sonus Networks, Inc. *	103,403	610,078
Super Micro Computer, Inc. *	72,772	1,892,072
SYNNEX Corp.	56,079	6,556,757
Systemax, Inc.	19,047	150,471
Tech Data Corp. *	69,905	6,081,735
TTM Technologies, Inc. *	153,766	2,484,859
Ubiquiti Networks, Inc. *	52,987	2,603,781
Universal Display Corp. *	87,772	7,447,454
VeriFone Systems, Inc. *	216,968	4,484,729
ViaSat, Inc. *	103,283	7,110,002
Viavi Solutions, Inc. *	460,823	4,617,446
Vishay Intertechnology, Inc.	253,342	4,015,471
Zebra Technologies Corp., Class A *	104,914	9,516,749
		269,005,993

Telecommunication Services 0.6%
ATN International, Inc.	21,534	1,472,710
Cincinnati Bell, Inc. *	77,878	1,503,045
Cogent Communications Holdings, Inc.	79,742	3,305,306
Consolidated Communications Holdings, Inc. (a)	101,291	2,284,112
FairPoint Communications, Inc. *	44,971	712,790
General Communication, Inc., Class A *	59,194	1,192,759
Globalstar, Inc. *(a)	544,648	746,168
IDT Corp., Class B	40,648	784,506
Intelsat S.A. *(a)	83,092	413,798
Iridium Communications, Inc. *	166,795	1,451,117
NII Holdings, Inc. *	222,825	445,650
ORBCOMM, Inc. *	109,763	940,669
pdvWireless, Inc. *	18,195	468,521
Shenandoah Telecommunications Co.	89,534	2,515,906
Spok Holdings, Inc.	40,491	736,936
Telephone & Data Systems, Inc.	186,694	5,046,339
United States Cellular Corp. *	24,335	909,886
Vonage Holdings Corp. *	379,471	2,284,416
Windstream Holdings, Inc. (a)	347,463	2,595,549
		29,810,183

Transportation 1.6%
Air Transport Services Group, Inc. *	91,916	1,564,410
Allegiant Travel Co.	26,405	4,597,110
ArcBest Corp.	47,456	1,392,834
Atlas Air Worldwide Holdings, Inc. *	47,429	2,696,339
Celadon Group, Inc.	28,356	228,266
Echo Global Logistics, Inc. *	58,296	1,273,768
Forward Air Corp.	60,338	2,989,748
Hawaiian Holdings, Inc. *	104,410	5,079,546
Heartland Express, Inc.	86,540	1,794,840
Hub Group, Inc., Class A *	66,958	3,381,379
Kirby Corp. *	105,569	7,305,375
Knight Transportation, Inc.	129,734	4,242,302
Landstar System, Inc.	82,680	7,176,624
Marten Transport Ltd.	49,894	1,224,898
Matson, Inc.	83,106	2,819,787
Park-Ohio Holdings Corp.	18,957	846,430
Roadrunner Transportation Systems, Inc. *	74,093	558,661
Ryder System, Inc.	105,042	7,998,948
Security	Number of Shares	Value ($)
Saia, Inc. *	49,858	2,410,634
SkyWest, Inc.	106,122	3,730,188
Spirit Airlines, Inc. *	138,583	7,235,418
Swift Transportation Co. *	160,505	3,486,169
Universal Logistics Holdings, Inc.	6,262	85,476
Werner Enterprises, Inc.	88,103	2,466,884
XPO Logistics, Inc. *	160,159	8,166,507
		84,752,541

Utilities 3.3%
ALLETE, Inc.	99,307	6,674,423
American States Water Co.	70,217	3,140,104
AquaVenture Holdings Ltd. *(a)	10,633	175,445
Avista Corp.	124,807	4,976,055
Black Hills Corp.	107,303	6,961,819
California Water Service Group	94,441	3,470,707
Chesapeake Utilities Corp.	33,484	2,308,722
Connecticut Water Service, Inc.	25,598	1,460,366
Dynegy, Inc. *	245,118	1,970,749
El Paso Electric Co.	81,555	3,983,962
Great Plains Energy, Inc.	429,081	12,469,094
Hawaiian Electric Industries, Inc.	213,158	7,093,898
IDACORP, Inc.	97,272	8,066,767
MDU Resources Group, Inc.	381,620	10,345,718
MGE Energy, Inc.	65,361	4,179,836
Middlesex Water Co.	31,575	1,188,799
New Jersey Resources Corp.	176,636	6,959,458
Northwest Natural Gas Co.	53,547	3,218,175
NorthWestern Corp.	96,698	5,656,833
NRG Yield, Inc., Class A	68,777	1,156,141
NRG Yield, Inc., Class C	135,174	2,352,028
ONE Gas, Inc.	102,703	6,732,182
Ormat Technologies, Inc.	70,496	3,886,444
Otter Tail Corp.	72,921	2,741,830
Pattern Energy Group, Inc.	124,256	2,583,282
PNM Resources, Inc.	157,295	5,709,808
Portland General Electric Co.	181,357	8,220,913
SJW Group	31,553	1,531,267
South Jersey Industries, Inc.	160,106	5,606,912
Southwest Gas Holdings, Inc.	92,827	7,939,493
Spire, Inc.	86,225	5,682,227
TerraForm Global, Inc., Class A *	84,365	366,988
TerraForm Power, Inc., Class A *	141,219	1,625,431
Unitil Corp.	25,213	1,124,500
Vectren Corp.	168,171	9,476,436
Vivint Solar, Inc. *	12,561	43,335
WGL Holdings, Inc.	102,871	8,588,700
		169,668,847
Total Common Stock
(Cost $4,482,108,778)		5,195,030,052

Rights 0.0% of net assets

Health Care Equipment & Services 0.0%
Second Sight Medical Products, Inc., Class A *(a)(b)	32,616	—

Media 0.0%
Media General, Inc. CVR *(b)	177,806	55,120

53
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	193,941	215,274
Forest Laboratories, Inc., CVR *(b)	5,521	—
		215,274
Total Rights
(Cost $215,274)		270,394

Other Investment Companies 2.0% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)	14,093,689	14,093,689

Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 0.48% (c)	88,441,992	88,441,992
Total Other Investment Companies
(Cost $102,535,681)		102,535,681

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $4,593,051,657 and the unrealized appreciation and depreciation were $939,562,654 and ($234,778,184), respectively, with a net unrealized appreciation of $704,784,470.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $85,671,956.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 03/17/17	262	18,143,500	(224,789)
54
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	4,662,683,937	5,179,278,162
0.2%	Other Investment Companies	7,199,480	7,470,326
99.6%	Total Investments	4,669,883,417	5,186,748,488
0.4%	Other Assets and Liabilities, Net		22,636,145
100.0%	Net Assets		5,209,384,633

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.3%
Harley-Davidson, Inc.	242,666	13,681,509

Banks 0.4%
Boston Private Financial Holdings, Inc.	114,586	1,970,879
Columbia Banking System, Inc.	79,076	3,154,342
PacWest Bancorp	171,763	9,464,141
Umpqua Holdings Corp.	300,946	5,660,794
		20,250,156

Capital Goods 12.9%
3M Co.	824,103	153,571,594
Caterpillar, Inc.	798,371	77,170,541
Cummins, Inc.	210,966	31,326,341
Eaton Corp. plc	618,442	44,515,455
Emerson Electric Co.	875,110	52,594,111
Fastenal Co.	392,489	19,636,225
Lockheed Martin Corp.	343,891	91,674,463
PACCAR, Inc.	476,132	31,810,379
Rockwell Automation, Inc.	175,898	26,578,188
The Boeing Co.	790,668	142,502,093
		671,379,390

Commercial & Professional Services 0.1%
CEB, Inc.	44,866	3,479,358
R.R. Donnelley & Sons Co.	94,575	1,586,023
Steelcase, Inc., Class A	123,936	1,982,976
		7,048,357

Consumer Durables & Apparel 1.0%
Garmin Ltd.	156,642	8,084,294
Hasbro, Inc.	154,414	14,958,084
Leggett & Platt, Inc.	181,289	8,915,793
Mattel, Inc.	463,496	11,925,752
Polaris Industries, Inc.	79,877	6,806,319
Tupperware Brands Corp.	67,659	4,085,927
		54,776,169

Security	Number of Shares	Value ($)
Consumer Services 3.2%
Cracker Barrel Old Country Store, Inc.	32,704	5,265,017
Darden Restaurants, Inc.	174,846	13,057,499
McDonald's Corp.	1,163,248	148,488,607
		166,811,123

Diversified Financials 2.0%
CME Group, Inc.	460,657	55,951,399
Cohen & Steers, Inc.	27,268	1,025,550
Eaton Vance Corp.	152,488	7,110,515
Federated Investors, Inc., Class B	124,757	3,389,648
Greenhill & Co., Inc.	37,324	1,102,924
Lazard Ltd., Class A	178,695	7,694,607
T. Rowe Price Group, Inc.	338,244	24,086,355
Waddell & Reed Financial, Inc., Class A	112,548	2,165,424
		102,526,422

Energy 10.1%
Chevron Corp.	1,984,365	223,241,063
Exxon Mobil Corp.	2,580,326	209,832,110
Helmerich & Payne, Inc.	146,677	10,028,307
ONEOK, Inc.	285,662	15,440,031
The Williams Cos., Inc.	928,966	26,326,896
Valero Energy Corp.	626,784	42,589,973
		527,458,380

Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	2,065,639	146,515,774

Food, Beverage & Tobacco 14.7%
Altria Group, Inc.	2,661,804	199,422,356
B&G Foods, Inc.	91,197	3,875,873
Flowers Foods, Inc.	253,696	4,886,185
General Mills, Inc.	812,033	49,022,432
PepsiCo, Inc.	1,959,443	216,283,318
Reynolds American, Inc.	1,128,916	69,507,358
The Coca-Cola Co.	5,299,424	222,363,831
		765,361,353

Health Care Equipment & Services 0.0%
Computer Programs & Systems, Inc.	17,577	472,821
Meridian Bioscience, Inc.	58,226	748,204
		1,221,025

Household & Personal Products 6.5%
Kimberly-Clark Corp.	489,748	64,916,098
Nu Skin Enterprises, Inc., Class A	71,760	3,554,990
The Clorox Co.	176,372	24,129,453
The Procter & Gamble Co.	2,698,700	245,770,609
		338,371,150

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Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Insurance 0.6%
Mercury General Corp.	49,223	2,885,944
Principal Financial Group, Inc.	364,455	22,793,016
Safety Insurance Group, Inc.	20,943	1,486,953
Stewart Information Services Corp.	30,382	1,349,265
Universal Insurance Holdings, Inc.	44,266	1,192,969
		29,708,147

Materials 2.9%
Compass Minerals International, Inc.	45,329	3,435,938
International Paper Co.	559,295	29,474,846
Packaging Corp. of America	127,316	11,767,818
Schweitzer-Mauduit International, Inc.	40,284	1,652,853
Sonoco Products Co.	136,163	7,260,211
The Dow Chemical Co.	1,537,099	95,699,784
		149,291,450

Media 0.6%
Meredith Corp.	51,130	3,205,851
Omnicom Group, Inc.	322,109	27,411,476
		30,617,327

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
Johnson & Johnson	2,043,768	249,768,887
Pfizer, Inc.	7,280,822	248,421,647
		498,190,534

Retailing 2.3%
American Eagle Outfitters, Inc.	231,032	3,661,857
Best Buy Co., Inc.	375,280	16,561,107
Genuine Parts Co.	202,461	19,377,542
Macy's, Inc.	419,261	13,927,851
Nordstrom, Inc.	158,044	7,374,333
Staples, Inc.	891,103	8,011,016
Target Corp.	781,990	45,957,552
The Buckle, Inc.	38,168	757,635
The Gap, Inc.	297,643	7,387,499
		123,016,392

Semiconductors & Semiconductor Equipment 10.8%
Analog Devices, Inc.	418,822	34,314,087
Intel Corp.	6,398,051	231,609,446
Linear Technology Corp.	325,398	21,014,203
Maxim Integrated Products, Inc.	386,757	17,133,335
Microchip Technology, Inc.	293,122	21,257,207
QUALCOMM, Inc.	2,008,791	113,456,516
Texas Instruments, Inc.	1,366,892	104,731,265
Xilinx, Inc.	345,384	20,315,487
		563,831,546

Software & Services 10.9%
Automatic Data Processing, Inc.	620,324	63,657,649
CA, Inc.	435,034	14,038,547
International Business Machines Corp.	1,185,382	213,155,391
Microsoft Corp.	3,698,126	236,606,101
Paychex, Inc.	437,316	26,859,949
The Western Union Co.	663,048	13,022,263
		567,339,900

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.8%
AVX Corp.	63,978	992,938
HP, Inc.	2,328,551	40,446,931
		41,439,869

Telecommunication Services 4.2%
Verizon Communications, Inc.	4,419,072	219,318,543

Transportation 2.2%
C.H. Robinson Worldwide, Inc.	193,986	15,590,655
United Parcel Service, Inc., Class B	942,301	99,657,754
		115,248,409

Utilities 0.5%
WEC Energy Group, Inc.	429,322	25,875,237
Total Common Stock
(Cost $4,662,683,937)		5,179,278,162

Other Investment Companies 0.2% of net assets

Equity Fund 0.1%
Vanguard Dividend Appreciation ETF	30,000	2,712,900

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (a)	4,757,426	4,757,426
Total Other Investment Companies
(Cost $7,199,480)		7,470,326

End of Investments

At 02/28/17, the tax basis cost of the fund's investments was $4,672,971,223 and the unrealized appreciation and depreciation were $583,704,095 and ($69,926,830), respectively, with a net unrealized appreciation of $513,777,265.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
In addition to the above, the fund held the following at 02/28/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	225	26,581,500	492,252

56
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date 04/07/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date: 04/07/17

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: 04/07/17